UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-140812
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 15	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 56	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2014

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2014 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America's marketFLEX® Advisor Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2014.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2014), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 39. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Dreyfus Investment Portfolios
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust

•	Guggenheim Variable Fund
•	Guggenheim Variable Funds Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Merger Fund VL
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [1]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	0.25%
Administrative Charge	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	0.65%
Extra Value Options[2] (an applicant may elect one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	0.85%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.00%

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	0.25%
Administrative Charge (applicable to all contracts)	0.20%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
4% Extra Value Option Charge	0.55%
Maximum Possible Total Variable Account Charges	1.20%

[1]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[2]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2013, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.70%	9.21%
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The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (1.20%).
For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (9.21%)	$1,093	$3,089	$4,854	$8,430	*	$3,089	$4,854	$8,430	$1,093	$3,089	$4,854	$8,430
Minimum Total Underlying Mutual Fund Operating Expenses (0.70%)	$ 200	$ 617	$1,059	$2,288	*	$ 617	$1,059	$2,288	$ 200	$ 617	$1,059	$2,288
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
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Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract or upon withdrawal from the contract.
Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. An optional death benefit is also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
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In lieu of the standard death benefit, an applicant may elect the following death benefit option at the time of application:
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
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If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
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Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, age issuance limitations availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, assignment, and death benefit calculations. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
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These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
No commissions are paid to firms that sell the contracts. However, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments may be used by Nationwide for any corporate purpose, which include reducing the prices of the contracts, paying expenses that Nationwide or its affiliates incur in promoting, marketing, and administering the contracts and the underlying mutual funds, and achieving a profit.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2013, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.25% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Sales Fees
There are no sales fees assessed upon purchase payments or withdrawals from the contract.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
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Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
Death Benefit Option
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
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•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	in any Contract Year before the end of the seventh Contract Year, the Contract Owner takes one or more partial withdrawals that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
(1)	If the withdrawal is taken in order to pay registered representative fees;
(2)	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
(3)	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of the seventh Contract Year, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner, during the first seven Contract Years, takes one or more partial surrenders each Contract Year that total more than 10% of the total of all purchase payments made to the contract during the first Contract Year, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
For example, Mr. X, who elected the 3% Extra Value Option, makes a $100,000 initial deposit to his contract and receives a 3% credit of $3,000. In Contract Year two, Mr. X takes a $15,000 withdrawal. Under the contract Mr. X is entitled to
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withdraw up to 10% of purchase payments made to the contract during the first Contract Year without subjecting any of the credit to recapture. Thus, he can take ($100,000 x 10%) = $10,000 free of recapture. That leaves $5,000 of the withdrawal subject to recapture. For the recapture calculation, Nationwide will multiply that $5,000 by 3% to get the portion of the original credit that Nationwide will recapture. Thus, the amount of the original credit recaptured as a result of the $15,000 partial withdrawal is $150.
The amount recaptured will be taken from the Sub-Accounts in the same proportion that purchase payments are allocated as of the withdrawal date.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 0.85% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.45%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 0.85% will have a lower unit value than Sub-Account X with charges of 0.45% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
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If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
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•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
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Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits) allocated to the Sub-Accounts. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.45% to 1.20% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Direxion Insurance Trust - Dynamic VP HY Bond Fund
•	Guggenheim Variable Fund - CLS AdvisorOne Amerigo
•	Guggenheim Variable Fund - CLS AdvisorOne Clermont
•	Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
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•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
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•	AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	Rydex Variable Trust - Commodities Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
•	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
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Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Fund and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
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Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
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Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Any withdrawals may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
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•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
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Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static portfolio. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner's Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee.
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For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
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Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or the optional death benefit that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
The optional death benefit includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
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The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
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Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.45% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
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Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
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Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On November 6, 2009, the Court granted the plaintiffs'
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motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs' motion for class certification. The case is set for trial beginning February 9, 2015. NLIC continues to defend this lawsuit vigorously.
On November 20, 2007, Nationwide Retirement Solutions, Inc. (NRS) and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (ASEA) Plan, excluding members of the Deferred Compensation Committee, ASEA's directors, officers and board members, and PEBCO's directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owed indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2014, the Alabama Supreme Court reversed the trial Court decision awarding PEBCO its attorney fees and remanded the case back to the trial court to enter a judgment in favor of NRS. NRS continues to defend this case vigorously.
Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012 the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a "SPV Derivatives ADR Notice," formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. The mediator is continuing to work with the parties and is expected to issue a final recommendation shortly. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties have been negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, and Lehman filed a revised proposed scheduling order on March 24, 2014. We have until April 14, 2014 to file a response, and a hearing on the proposed scheduling order has been scheduled for May 14, 2014.
Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-140812
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Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
VOL:	The Fund's advisor employs a volatility overlay designed to help reduce a Contract Owner's exposure to equity investments when equity markets are more volatile.
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	The fund seeks to maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Long-term growth of capital.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC; BlackRock International Limited
Investment Objective:	Seeks high total investment return.
Designation: LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
40

Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index (the "Index").
Designation: ATF
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index ("the Index").
Designation: ATF
Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: STTF, LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: STTF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Templeton VIP Founding Funds Allocation Fund: Class 2)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
41

Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Franklin Income Securities Fund: Class 2)
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (formerly, Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Securities Fund: Class 2)
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
Guggenheim Variable Fund - CLS AdvisorOne Amerigo
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Clermont
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) (formerly, Guggenheim SBL Fund - Series F (Floating Rate Strategies Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: FF, LTF
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) (formerly, Guggenheim SBL Fund - Series M (Macro Opportunities Series))
Investment Advisor:	Guggenheim Investments
Investment Objective:	Series M seeks to provide total return comprised of current income and capital appreciation.
Designation: LTF
42

Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Designation: LTF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: STTF, LTF
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
43

Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed- income securities, consistent with preservation of capital.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
44

Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, LTF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
45

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AllianceBernstein L.P.; JPMorgan Investment Management, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Winslow Capital Management, Inc.; Neuberger Berman Management Inc. and Wells Capital Management, Inc.;
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Goldman Sachs Asset Management, L.P.; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
46

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Aberdeen Asset Management, Inc.; Morgan Stanley Investment Management; Neuberger Berman Management, Inc.; Putnam Investment Management, LLC; and Waddell & Reed Investment Management Company
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares (formerly, Northern Lights Variable Trust - Mariner Hyman Beck Portfolio: Class 2 Shares)
Investment Advisor:	RJO Investment Management, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
47

Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.) countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives such as options, futures contracts or sweep agreements.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return consistent with preservation of capital and prudent investment management. The portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P of Fitch, or, if unrated, determined by PIMCO to be of at comparable quality.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	Seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
48

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The fund seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
49

ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE").
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
Designation: ATF
50

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
51

ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
52

Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
53

Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
54

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
55

Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
56

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF
57

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.45%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2013 (the maximum Variable Account charge of 1.20%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.310807	11.934706	15.75%	4,970
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.381188	3.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.438352	10.421360	-8.89%	18,217
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248
58

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.223844	16.527827	35.21%	13,139
2012	10.701471	12.223844	14.23%	10,958
2011	10.425522	10.701471	2.65%	3,125
2010*	10.000000	10.425522	4.26%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	12.022619	15.765674	31.13%	26,245
2012	10.540718	12.022619	14.06%	33,331
2011	10.481925	10.540718	0.56%	3,462
2010*	10.000000	10.481925	4.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.552940	15.53%	3,259
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	11.216003	12.775135	13.90%	47,577
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	10.094837	9.017217	-10.67%	7,678
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.551035	10.918118	3.48%	1,716
2012*	10.000000	10.551035	5.51%	9,268
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.221691	11.736547	14.82%	35,393
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.111195	15.407548	27.22%	20,164
2012	10.393519	12.111195	16.53%	13,889
2011	10.367344	10.393519	0.25%	1,475
2010*	10.000000	10.367344	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.725605	17.225048	35.36%	39,751
2012	11.173616	12.725605	13.89%	13,827
2011	11.226480	11.173616	-0.47%	3,489
2010*	10.000000	11.226480	12.26%	505
59

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.641053	11.214693	5.39%	14,593
2012*	10.000000	10.641053	6.41%	44,207
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.792263	14.529634	23.21%	22,010
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.609720	6.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.492925	14.93%	29,602
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.278116	2.78%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.940848	12.215163	22.88%	1,179
2012	8.782158	9.940848	13.19%	1,179
2011	9.516499	8.782158	-7.72%	1,179
2010	8.302887	9.516499	14.62%	459
2009	5.982812	8.302887	38.78%	1,680
2008	10.560125	5.982812	-43.35%	138
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.566748	11.588521	9.67%	1,127
2012	9.581056	10.566748	10.29%	1,108
2011	9.651027	9.581056	-0.73%	611
2010	8.735016	9.651027	10.49%	126,754
2009	7.158065	8.735016	22.03%	0
2008	10.282751	7.158065	-30.39%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	10.201885	12.059990	18.21%	1,251
2012	9.116216	10.201885	11.91%	1,232
2011	9.559867	9.116216	-4.64%	664
2010	8.442286	9.559867	13.24%	0
2009	6.245042	8.442286	35.18%	0
2008	10.841403	6.245042	-42.40%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	7.177312	7.330022	2.13%	13,405
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
2009	9.727880	9.295316	-4.45%	6,456
2008*	10.000000	9.727880	-2.72%	0
60

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.852836	10.351532	16.93%	37
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116
2009	6.525624	8.269333	26.72%	1,782
2008	11.060826	6.525624	-41.00%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.692900	8.796854	1.20%	9,229
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
2009	8.155551	7.852272	-3.72%	0
2008	10.079339	8.155551	-19.09%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.221239	2.21%	7,156
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.073647	0.74%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.018459	0.18%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.507336	14.334523	24.57%	45,002
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.899397	-1.01%	39,085
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.075476	0.75%	140,025
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.358739	11.193019	8.05%	0
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.881878	18.82%	187
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.805312	13.261356	22.73%	33,998
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161
61

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.909865	19.10%	2,157
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.641814	16.42%	38,999
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.643588	15.007686	28.89%	4,410
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.435413	13.052518	14.14%	13,480
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.581929	13.979358	20.70%	613
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.177217	11.675789	4.46%	1,739
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.293466	2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.365571	3.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.512163	13.500802	17.27%	10,612
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.601388	14.352919	23.72%	20,974
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0
62

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.385461	12.608012	10.74%	9,742
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	11.005034	10.731068	-2.49%	3,904
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.272656	2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.337575	3.38%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.863126	9.818731	-0.45%	517,297
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
2009*	10.000000	9.997529	-0.02%	70,341
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.634449	-3.66%	1,438
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.605130	13.987890	20.53%	13,037
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	12.068785	16.149070	33.81%	6,176
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.304518	15.195461	34.42%	8,288
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.263439	16.921295	37.98%	5,767
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968
63

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	12.216964	16.501041	35.07%	27,690
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.374249	-6.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.318760	10.283154	-0.35%	4,158
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.145517	1.46%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.720647	-2.79%	294,864
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.675759	10.009560	3.45%	3,768
2012*	10.000000	9.675759	-3.24%	261
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.264877	10.688987	4.13%	22,512
2012*	10.000000	10.264877	2.65%	3,869
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.495279	14.95%	6,097
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.960241	10.922848	-0.34%	45,934
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.871005	10.078617	-15.10%	4,573
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	13.214666	12.228856	-7.46%	31,027
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085
64

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.385579	11.520143	-6.99%	12,601
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.460071	11.341428	-8.98%	14,025
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.444829	13.086280	5.15%	299,575
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.401646	10.330781	-0.68%	51,203
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.967234	10.676928	-2.65%	44,130
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.944170	-0.56%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.523418	9.272894	-2.63%	1,423
2012	8.567626	9.523418	11.16%	2,379
2011	11.266994	8.567626	-23.96%	35,679
2010*	10.000000	11.266994	12.67%	14,682
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	12.227241	13.609232	11.30%	0
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.724854	13.936637	9.52%	499,043
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270
65

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.343136	10.693624	14.45%	3,524
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2013	9.965186	13.239223	32.85%	238
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.384414	9.885176	17.90%	3,555
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.797813	4.970478	-26.88%	4,492
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.175956	22.090761	67.66%	3,789
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2013	11.772247	15.206435	29.17%	95,439
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.972960	14.031522	27.87%	5,196
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.780282	16.402770	39.24%	1,189
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.392782	8.750007	-6.84%	9,175
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782
66

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	11.220856	13.587164	21.09%	10,035
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.333567	13.586872	31.48%	0
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.286440	15.702605	39.13%	1,820
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147
ProFunds - ProFund VP Industrials - Q/NQ
2013	10.123663	13.926732	37.57%	13,293
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2013	10.751217	12.789147	18.96%	9,271
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	10.141738	15.316781	51.03%	6,268
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.909245	13.147269	47.57%	2,786
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.664656	16.928781	33.67%	156,867
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.608813	14.338357	23.51%	3,270
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0
67

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.640855	15.253483	31.03%	2,889
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	7.086703	4.377846	-38.22%	4,823
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.881191	10.842267	-0.36%	4,538
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.104743	5.919044	15.95%	52,170
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.454153	11.233438	32.87%	464
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.992997	7.938678	-0.68%	11,060
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.917120	5.439412	-21.36%	5,091
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.285104	4.417090	-29.72%	358
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.244246	12.767238	24.63%	0
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727
68

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	11.103779	12.387911	11.56%	201
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	15.215015	12.251832	-19.48%	0
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.992986	26.722974	78.24%	74,999
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.708935	1.896543	-48.87%	0
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.844349	12.232801	12.80%	6,852
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.062666	6.510686	28.60%	0
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
2009	4.888426	4.699353	-3.87%	0
2008	8.346002	4.888426	-41.43%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	10.815362	10.901224	0.79%	388
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
2009	6.045586	9.356136	54.76%	3,103
2008	11.122248	6.045586	-45.64%	4,535
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	18.174538	27.899399	53.51%	3,105
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905
2009	9.393284	11.065948	17.81%	0
2008	10.695240	9.393284	-12.17%	0
69

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	6.594150	6.353664	-3.65%	1,428
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
2009	6.052691	6.722168	11.06%	1,092
2008	11.927349	6.052691	-49.25%	1,092
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	14.012635	17.890541	27.67%	19,692
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
2009	8.232553	9.762294	18.58%	0
2008	10.794636	8.232553	-23.73%	3,912
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.860729	12.731735	61.97%	111
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
2009	3.673001	5.004613	36.25%	0
2008	9.637152	3.673001	-61.89%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.016595	9.433450	34.44%	0
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.523583	11.705655	22.91%	3,656
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
2009	6.099644	8.409979	37.88%	1,362
2008	11.354022	6.099644	-46.28%	4,307
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	8.330614	10.274301	23.33%	158
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
2009	4.549316	7.355710	61.69%	1,790
2008	10.778689	4.549316	-57.79%	4,659
70

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.738916	7.078122	23.34%	5,316
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
2009	4.676156	6.314707	35.04%	0
2008	10.406073	4.676156	-55.06%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	6.477339	8.224990	26.98%	2,133
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0
2009	4.616540	5.500358	19.14%	0
2008	8.925527	4.616540	-48.28%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	17.088601	13.906603	-18.62%	5,535
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
2009	15.839878	10.794876	-31.85%	4,311
2008	10.986701	15.839878	44.17%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	12.209560	17.236879	41.18%	30,415
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
2009	7.615876	9.450237	24.09%	1,193
2008	10.181192	7.615876	-25.20%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.698397	17.611796	50.55%	4,453
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084
2009	5.658062	9.341905	65.11%	606
2008	10.310462	5.658062	-45.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	3.458135	1.931719	-44.14%	0
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
2009	16.137652	8.891853	-44.90%	0
2008	10.078710	16.137652	60.12%	0
71

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.252587	4.879490	14.74%	903,934
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
2009	6.373286	7.576205	18.87%	0
2008	9.173328	6.373286	-30.52%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.866522	3.508940	-27.90%	11,438
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
2009	13.545774	8.727625	-35.57%	0
2008	10.122760	13.545774	33.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	4.696058	3.316794	-29.37%	14,914
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0
2009	13.853817	8.264075	-40.35%	0
2008	9.401514	13.853817	47.36%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	4.549483	3.131895	-31.16%	50,256
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
2009	12.606931	8.426522	-33.16%	0
2008	10.156122	12.606931	24.13%	1,999
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	6.235919	4.561764	-26.85%	4,786
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
2009	13.976125	10.080150	-27.88%	0
2008	10.082309	13.976125	38.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.274069	11.296371	55.30%	1,083
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
2009	6.063831	7.465672	23.12%	0
2008	9.088049	6.063831	-33.28%	0
72

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	11.010812	15.610001	41.77%	541
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654
2009	5.061320	6.888930	36.11%	0
2008	9.987244	5.061320	-49.32%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	10.239066	15.313310	49.56%	17,377
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
2009	4.328896	6.567334	51.71%	0
2008	9.628009	4.328896	-55.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.629598	20.864062	79.40%	367,268
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
2009	2.981049	6.463680	116.83%	0
2008	10.928265	2.981049	-72.72%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.968148	17.379084	34.01%	191,507
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
2009	6.145508	9.299166	51.32%	9,738
2008	10.627688	6.145508	-42.17%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.552626	12.685244	48.32%	587,516
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122
2009	4.433848	5.981140	34.90%	0
2008	9.783317	4.433848	-54.68%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.476522	5.621199	-46.34%	116,439
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
2009	7.117050	10.573774	48.57%	2,214
2008	11.637003	7.117050	-38.84%	4,397
73

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	10.170823	10.524444	3.48%	3,353
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
2009	5.470751	6.822183	24.70%	1,709
2008	9.416573	5.470751	-41.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	12.952024	17.509382	35.19%	847
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
2009	5.942734	8.532267	43.57%	659
2008	8.902892	5.942734	-33.25%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.963374	14.148501	57.85%	28,330
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71
2009	4.631768	6.146942	32.71%	0
2008	9.566797	4.631768	-51.58%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	6.928999	11.637405	67.95%	18,879
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
2009	3.091053	4.504208	45.72%	15,881
2008	9.698458	3.091053	-68.13%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.314239	17.323968	40.68%	183,170
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
2009	6.076983	8.907335	46.57%	0
2008	10.144578	6.076983	-40.10%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	10.023922	14.495506	44.61%	70,115
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
2009	4.738559	7.135096	50.58%	29,714
2008	9.270493	4.738559	-48.89%	0
74

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	15.276680	20.386275	33.45%	40,002
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792
2009	6.489421	10.130726	56.11%	649
2008	10.208819	6.489421	-36.43%	133
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.417940	14.084307	35.19%	7,158
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
2009	5.236074	8.092576	54.55%	14,954
2008	9.330706	5.236074	-43.88%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	11.955953	16.818398	40.67%	148,858
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
2009	6.328825	8.440607	33.37%	734
2008	9.679292	6.328825	-34.61%	142
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	10.274371	14.608554	42.18%	76,943
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
2009	4.727487	7.636718	61.54%	11,111
2008	8.404677	4.727487	-43.75%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	6.812776	6.580781	-3.41%	5,016
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0
2009	9.619432	8.059438	-16.22%	0
2008	9.153640	9.619432	5.09%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.471996	12.766731	34.78%	23,631
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
2009	5.440856	8.428048	54.90%	2,057
2008	10.011993	5.440856	-45.66%	0
75

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.729602	7.869256	16.93%	0
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
2009	5.180611	6.636616	28.10%	0
2008	9.520232	5.180611	-45.58%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	9.593256	14.386171	49.96%	10,374
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
2009	6.414067	7.495419	16.86%	0
2008	8.620542	6.414067	-25.60%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	10.582698	11.970679	13.12%	22,729
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753
2009	7.534254	8.535106	13.28%	947
2008	10.746568	7.534254	-29.89%	125
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.271436	8.969878	-3.25%	7,752
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
2009	9.664514	10.256644	6.13%	0
2008	11.061930	9.664514	-12.63%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.066024	0.66%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.174121	11.058166	-9.17%	195
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.791173	11.025570	2.17%	684
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	10.117069	11.658102	15.23%	0
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0
76

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.963944	8.763254	10.04%	8,761
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.747727	10.193876	4.58%	0
2012	9.663198	9.747727	0.87%	0
2011*	10.000000	9.663198	-3.37%	0
77

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.370453	3.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.615058	18.270337	34.19%	0
2012	12.010082	13.615058	13.36%	0
2011	11.789014	12.010082	1.88%	0
2010	10.453309	11.789014	12.78%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.392029	20.032170	30.15%	0
2012	13.597482	15.392029	13.20%	0
2011	13.624082	13.597482	-0.20%	0
2010	12.157553	13.624082	12.06%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.497991	10.781380	2.70%	0
2012*	10.000000	10.497991	4.98%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0
78

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.555438	17.115054	26.26%	0
2012	11.721428	13.555438	15.65%	0
2011	11.780478	11.721428	-0.50%	0
2010	10.376946	11.780478	13.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.281747	16.499123	34.34%	0
2012	10.865907	12.281747	13.03%	0
2011	11.000027	10.865907	-1.22%	0
2010	8.988893	11.000027	22.37%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.587558	11.074250	4.60%	0
2012*	10.000000	10.587558	5.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.556200	5.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.435022	14.35%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.267486	2.67%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.205617	12.446089	21.95%	0
2012	9.084654	10.205617	12.34%	0
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.405243	11.325457	8.84%	0
2012	9.506403	10.405243	9.46%	0
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.773676	11.466778	17.32%	0
2012	8.800021	9.773676	11.06%	0
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0
79

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.169709	1.70%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.063219	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.008090	0.08%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.277895	13.942946	23.63%	3,593
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.849476	-1.51%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.024660	0.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.822016	18.22%	0
80

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.557496	15.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0
81

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.585853	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0
82

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.635244	9.892547	2.67%	0
2012*	10.000000	9.635244	-3.65%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.437371	14.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0
83

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.829940	10.463836	-3.38%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.933874	-0.66%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.333480	9.019448	-3.36%	0
2012	8.460655	9.333480	10.32%	0
2011	11.210706	8.460655	-24.53%	0
2010*	10.000000	11.210706	12.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0
84

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0
85

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	10.014733	15.011129	49.89%	0
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.412240	16.466494	32.66%	0
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0
86

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0
87

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	15.263468	23.254371	52.35%	0
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0
88

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0
89

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	18.344477	27.409531	49.42%	0
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0
90

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.816797	26.475721	40.70%	0
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0
91

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.650595	24.701318	32.44%	0
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0
92

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.534124	18.104520	33.77%	0
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.717909	24.881753	48.83%	0
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.055599	0.56%	0
93

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.625701	9.990430	3.79%	0
2012	9.614864	9.625701	0.11%	0
2011*	10.000000	9.614864	-3.85%	0
94

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
95

When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
96

•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
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Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
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A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The
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maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
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Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In US. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
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Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is for the non-resident alien to provide Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2013, that amount is $11,950.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
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•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
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(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar
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year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after
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December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
106

America's marketFLEX® Advisor Annuity
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2014
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2014. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $183.1 billion as of December 31, 2013.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2013. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2013; therefore, no Condensed Financial Information is available:
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.310807	11.934706	15.75%	4,970
2012	9.135590	10.310807	12.86%	6,945
2011*	10.000000	9.135590	-8.64%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.381188	3.81%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.438352	10.421360	-8.89%	18,217
2012	10.699913	11.438352	6.90%	74,737
2011*	10.000000	10.699913	7.00%	60,248
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.223844	16.527827	35.21%	13,139
2012	10.701471	12.223844	14.23%	10,958
2011	10.425522	10.701471	2.65%	3,125
2010*	10.000000	10.425522	4.26%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	12.022619	15.765674	31.13%	26,245
2012	10.540718	12.022619	14.06%	33,331
2011	10.481925	10.540718	0.56%	3,462
2010*	10.000000	10.481925	4.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.552940	15.53%	3,259
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	11.216003	12.775135	13.90%	47,577
2012	10.245656	11.216003	9.47%	44,406
2011	10.680654	10.245656	-4.07%	40,685
2010*	10.000000	10.680654	6.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	10.094837	9.017217	-10.67%	7,678
2012	10.357570	10.094837	-2.54%	6,941
2011	11.911231	10.357570	-13.04%	2,060
2010*	10.000000	11.911231	19.11%	130
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.551035	10.918118	3.48%	1,716
2012*	10.000000	10.551035	5.51%	9,268
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.221691	11.736547	14.82%	35,393
2012	9.148636	10.221691	11.73%	32,436
2011*	10.000000	9.148636	-8.51%	916
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.111195	15.407548	27.22%	20,164
2012	10.393519	12.111195	16.53%	13,889
2011	10.367344	10.393519	0.25%	1,475
2010*	10.000000	10.367344	3.67%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.725605	17.225048	35.36%	39,751
2012	11.173616	12.725605	13.89%	13,827
2011	11.226480	11.173616	-0.47%	3,489
2010*	10.000000	11.226480	12.26%	505
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.641053	11.214693	5.39%	14,593
2012*	10.000000	10.641053	6.41%	44,207

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.792263	14.529634	23.21%	22,010
2012	10.270881	11.792263	14.81%	12,858
2011	10.478770	10.270881	-1.98%	35,349
2010*	10.000000	10.478770	4.79%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.609720	6.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.492925	14.93%	29,602
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.278116	2.78%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.940848	12.215163	22.88%	1,179
2012	8.782158	9.940848	13.19%	1,179
2011	9.516499	8.782158	-7.72%	1,179
2010	8.302887	9.516499	14.62%	459
2009	5.982812	8.302887	38.78%	1,680
2008	10.560125	5.982812	-43.35%	138
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.566748	11.588521	9.67%	1,127
2012	9.581056	10.566748	10.29%	1,108
2011	9.651027	9.581056	-0.73%	611
2010	8.735016	9.651027	10.49%	126,754
2009	7.158065	8.735016	22.03%	0
2008	10.282751	7.158065	-30.39%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	10.201885	12.059990	18.21%	1,251
2012	9.116216	10.201885	11.91%	1,232
2011	9.559867	9.116216	-4.64%	664
2010	8.442286	9.559867	13.24%	0
2009	6.245042	8.442286	35.18%	0
2008	10.841403	6.245042	-42.40%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	7.177312	7.330022	2.13%	13,405
2012	8.119539	7.177312	-11.60%	3,253
2011	8.926285	8.119539	-9.04%	4,739
2010	9.295316	8.926285	-3.97%	3,253
2009	9.727880	9.295316	-4.45%	6,456
2008*	10.000000	9.727880	-2.72%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.852836	10.351532	16.93%	37
2012	8.515589	8.852836	3.96%	15,578
2011	9.154786	8.515589	-6.98%	49,702
2010	8.269333	9.154786	10.71%	71,116
2009	6.525624	8.269333	26.72%	1,782
2008	11.060826	6.525624	-41.00%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.692900	8.796854	1.20%	9,229
2012	8.542210	8.692900	1.76%	6,487
2011	8.300144	8.542210	2.92%	33,756
2010	7.852272	8.300144	5.70%	432
2009	8.155551	7.852272	-3.72%	0
2008	10.079339	8.155551	-19.09%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.221239	2.21%	7,156
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.073647	0.74%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.018459	0.18%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.507336	14.334523	24.57%	45,002
2012	9.699509	11.507336	18.64%	64,536
2011	10.499842	9.699509	-7.62%	64,043
2010*	10.000000	10.499842	5.00%	8,812
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.899397	-1.01%	39,085
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.075476	0.75%	140,025
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.358739	11.193019	8.05%	0
2012	9.523400	10.358739	8.77%	22,648
2011*	10.000000	9.523400	-4.77%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.881878	18.82%	187
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.805312	13.261356	22.73%	33,998
2012	9.380066	10.805312	15.19%	18,386
2011*	10.000000	9.380066	-6.20%	39,161

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.909865	19.10%	2,157
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.641814	16.42%	38,999
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.643588	15.007686	28.89%	4,410
2012	10.069743	11.643588	15.63%	0
2011	10.804287	10.069743	-6.80%	0
2010*	10.000000	10.804287	8.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.435413	13.052518	14.14%	13,480
2012	10.343184	11.435413	10.56%	7,667
2011	10.531506	10.343184	-1.79%	7,667
2010*	10.000000	10.531506	5.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.581929	13.979358	20.70%	613
2012	10.237698	11.581929	13.13%	0
2011	10.651096	10.237698	-3.88%	0
2010*	10.000000	10.651096	6.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.177217	11.675789	4.46%	1,739
2012	10.444641	11.177217	7.01%	1,471
2011	10.345820	10.444641	0.96%	5,144
2010*	10.000000	10.345820	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.293466	2.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.365571	3.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.512163	13.500802	17.27%	10,612
2012	10.291293	11.512163	11.86%	9,417
2011	10.584630	10.291293	-2.77%	5,218
2010*	10.000000	10.584630	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.601388	14.352919	23.72%	20,974
2012	10.170501	11.601388	14.07%	5,101
2011	10.717008	10.170501	-5.10%	6,019
2010*	10.000000	10.717008	7.17%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.385461	12.608012	10.74%	9,742
2012	10.393170	11.385461	9.55%	11,855
2011	10.468380	10.393170	-0.72%	5,338
2010*	10.000000	10.468380	4.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	11.005034	10.731068	-2.49%	3,904
2012	10.320309	11.005034	6.63%	17,084
2011*	10.000000	10.320309	3.20%	2,393
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.272656	2.73%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.337575	3.38%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.863126	9.818731	-0.45%	517,297
2012	9.907868	9.863126	-0.45%	1,600,055
2011	9.952557	9.907868	-0.45%	954,687
2010	9.997529	9.952557	-0.45%	326,461
2009*	10.000000	9.997529	-0.02%	70,341
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.634449	-3.66%	1,438
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.605130	13.987890	20.53%	13,037
2012	10.091503	11.605130	15.00%	21,223
2011	11.216372	10.091503	-10.03%	22,259
2010*	10.000000	11.216372	12.16%	38,174
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	12.068785	16.149070	33.81%	6,176
2012	10.438669	12.068785	15.62%	2,870
2011	10.836040	10.438669	-3.67%	2,352
2010*	10.000000	10.836040	8.36%	258
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.304518	15.195461	34.42%	8,288
2012	9.656934	11.304518	17.06%	2,198
2011	10.329804	9.656934	-6.51%	11,588
2010*	10.000000	10.329804	3.30%	274
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.263439	16.921295	37.98%	5,767
2012	10.745392	12.263439	14.13%	3,938
2011	11.296658	10.745392	-4.88%	13,336
2010*	10.000000	11.296658	12.97%	968

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	12.216964	16.501041	35.07%	27,690
2012	10.548143	12.216964	15.82%	18,595
2011	10.847515	10.548143	-2.76%	545
2010*	10.000000	10.847515	8.48%	263
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.374249	-6.26%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.318760	10.283154	-0.35%	4,158
2012	10.012695	10.318760	3.06%	15,124
2011*	10.000000	10.012695	0.13%	47,717
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.145517	1.46%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.720647	-2.79%	294,864
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.675759	10.009560	3.45%	3,768
2012*	10.000000	9.675759	-3.24%	261
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.264877	10.688987	4.13%	22,512
2012*	10.000000	10.264877	2.65%	3,869
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.495279	14.95%	6,097
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.960241	10.922848	-0.34%	45,934
2012	9.589921	10.960241	14.29%	38,982
2011*	10.000000	9.589921	-4.10%	6,990
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.871005	10.078617	-15.10%	4,573
2012	11.343567	11.871005	4.65%	23,325
2011	12.324497	11.343567	-7.96%	56,771
2010*	10.000000	12.324497	23.24%	74,007
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	13.214666	12.228856	-7.46%	31,027
2012	11.271873	13.214666	17.24%	162,848
2011	10.660602	11.271873	5.73%	104,432
2010*	10.000000	10.660602	6.61%	83,085

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.385579	11.520143	-6.99%	12,601
2012	11.823072	12.385579	4.76%	20,974
2011	10.954424	11.823072	7.93%	192,426
2010*	10.000000	10.954424	9.54%	72,432
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.460071	11.341428	-8.98%	14,025
2012	11.712721	12.460071	6.38%	52,495
2011	10.949177	11.712721	6.97%	73,071
2010*	10.000000	10.949177	9.49%	98,992
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.444829	13.086280	5.15%	299,575
2012	10.947268	12.444829	13.68%	508,167
2011	10.652152	10.947268	2.77%	281,483
2010*	10.000000	10.652152	6.52%	9,017
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.401646	10.330781	-0.68%	51,203
2012	9.880622	10.401646	5.27%	55,538
2011*	10.000000	9.880622	-1.19%	23,855
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.967234	10.676928	-2.65%	44,130
2012	10.061067	10.967234	9.01%	92,560
2011*	10.000000	10.061067	0.61%	83,104
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.944170	-0.56%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.523418	9.272894	-2.63%	1,423
2012	8.567626	9.523418	11.16%	2,379
2011	11.266994	8.567626	-23.96%	35,679
2010*	10.000000	11.266994	12.67%	14,682
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	12.227241	13.609232	11.30%	0
2012	10.616363	12.227241	15.17%	0
2011	10.885291	10.616363	-2.47%	115,939
2010*	10.000000	10.885291	8.85%	3,437
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.724854	13.936637	9.52%	499,043
2012	11.200457	12.724854	13.61%	517,702
2011	10.950428	11.200457	2.28%	37,212
2010*	10.000000	10.950428	9.50%	8,270

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.343136	10.693624	14.45%	3,524
2012	8.127525	9.343136	14.96%	0
2011	11.183281	8.127525	-27.32%	14,966
2010*	10.000000	11.183281	11.83%	3,006
ProFunds - ProFund VP Banks - Q/NQ
2013	9.965186	13.239223	32.85%	238
2012	7.503715	9.965186	32.80%	0
2011*	10.000000	7.503715	-24.96%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.384414	9.885176	17.90%	3,555
2012	7.763575	8.384414	8.00%	0
2011*	10.000000	7.763575	-22.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.797813	4.970478	-26.88%	4,492
2012	8.187328	6.797813	-16.97%	23,825
2011	9.026274	8.187328	-9.29%	89,542
2010*	10.000000	9.026274	-9.74%	89,545
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.175956	22.090761	67.66%	3,789
2012	9.406575	13.175956	40.07%	21,147
2011*	10.000000	9.406575	-5.93%	1,149
ProFunds - ProFund VP Bull - Q/NQ
2013	11.772247	15.206435	29.17%	95,439
2012	10.383436	11.772247	13.38%	386,537
2011	10.430190	10.383436	-0.45%	5,552
2010*	10.000000	10.430190	4.30%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.972960	14.031522	27.87%	5,196
2012	9.942895	10.972960	10.36%	4,235
2011*	10.000000	9.942895	-0.57%	142
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.780282	16.402770	39.24%	1,189
2012	9.691738	11.780282	21.55%	0
2011*	10.000000	9.691738	-3.08%	1,658
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.392782	8.750007	-6.84%	9,175
2012	8.853601	9.392782	6.09%	82,871
2011	11.075932	8.853601	-20.06%	9,662
2010*	10.000000	11.075932	10.76%	20,782

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	11.220856	13.587164	21.09%	10,035
2012	9.667328	11.220856	16.07%	46,044
2011	10.657891	9.667328	-9.29%	0
2010*	10.000000	10.657891	6.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.333567	13.586872	31.48%	0
2012	8.322198	10.333567	24.17%	0
2011*	10.000000	8.322198	-16.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.286440	15.702605	39.13%	1,820
2012	9.656751	11.286440	16.88%	0
2011*	10.000000	9.656751	-3.43%	147
ProFunds - ProFund VP Industrials - Q/NQ
2013	10.123663	13.926732	37.57%	13,293
2012	8.781955	10.123663	15.28%	10,375
2011*	10.000000	8.781955	-12.18%	2,826
ProFunds - ProFund VP International - Q/NQ
2013	10.751217	12.789147	18.96%	9,271
2012	9.315613	10.751217	15.41%	8,474
2011	10.924006	9.315613	-14.72%	5,362
2010*	10.000000	10.924006	9.24%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	10.141738	15.316781	51.03%	6,268
2012	8.506416	10.141738	19.22%	0
2011*	10.000000	8.506416	-14.94%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.909245	13.147269	47.57%	2,786
2012	7.279030	8.909245	22.40%	2,795
2011	8.975941	7.279030	-18.91%	3,950
2010*	10.000000	8.975941	-10.24%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.664656	16.928781	33.67%	156,867
2012	10.945413	12.664656	15.71%	88,042
2011	10.837127	10.945413	1.00%	10,519
2010*	10.000000	10.837127	8.37%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.608813	14.338357	23.51%	3,270
2012	11.333043	11.608813	2.43%	4,408
2011	11.134078	11.333043	1.79%	2,191
2010*	10.000000	11.134078	11.34%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.640855	15.253483	31.03%	2,889
2012	10.454251	11.640855	11.35%	19,812
2011*	10.000000	10.454251	4.54%	1,540
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	7.086703	4.377846	-38.22%	4,823
2012	8.330619	7.086703	-14.93%	6,402
2011*	10.000000	8.330619	-16.69%	5,885
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.881191	10.842267	-0.36%	4,538
2012	9.328532	10.881191	16.64%	17,918
2011*	10.000000	9.328532	-6.71%	1,112
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.104743	5.919044	15.95%	52,170
2012	5.509924	5.104743	-7.35%	1,244
2011	8.855732	5.509924	-37.78%	0
2010*	10.000000	8.855732	-11.44%	80,894
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.454153	11.233438	32.87%	464
2012	8.861801	8.454153	-4.60%	459
2011*	10.000000	8.861801	-11.38%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.992997	7.938678	-0.68%	11,060
2012	9.233637	7.992997	-13.44%	0
2011	8.381824	9.233637	10.16%	0
2010*	10.000000	8.381824	-16.18%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.917120	5.439412	-21.36%	5,091
2012	8.702409	6.917120	-20.51%	0
2011	8.586990	8.702409	1.34%	0
2010*	10.000000	8.586990	-14.13%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.285104	4.417090	-29.72%	358
2012	7.774862	6.285104	-19.16%	0
2011	8.723848	7.774862	-10.88%	0
2010*	10.000000	8.723848	-12.76%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.244246	12.767238	24.63%	0
2012	9.329063	10.244246	9.81%	17,750
2011*	10.000000	9.329063	-6.71%	1,727

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	11.103779	12.387911	11.56%	201
2012	9.572855	11.103779	15.99%	0
2011*	10.000000	9.572855	-4.27%	149
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	15.215015	12.251832	-19.48%	0
2012	15.136665	15.215015	0.52%	1,612
2011	10.594914	15.136665	42.87%	3,359
2010*	10.000000	10.594914	5.95%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.992986	26.722974	78.24%	74,999
2012	11.260294	14.992986	33.15%	10,426
2011	11.447817	11.260294	-1.64%	11,463
2010*	10.000000	11.447817	14.48%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.708935	1.896543	-48.87%	0
2012	5.751562	3.708935	-35.51%	0
2011	7.423866	5.751562	-22.53%	0
2010*	10.000000	7.423866	-25.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.844349	12.232801	12.80%	6,852
2012	10.878036	10.844349	-0.31%	3,979
2011*	10.000000	10.878036	8.78%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.062666	6.510686	28.60%	0
2012	4.094124	5.062666	23.66%	9,277
2011	5.288169	4.094124	-22.58%	869
2010	4.699353	5.288169	12.53%	0
2009	4.888426	4.699353	-3.87%	0
2008	8.346002	4.888426	-41.43%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	10.815362	10.901224	0.79%	388
2012	9.812145	10.815362	10.22%	6,736
2011	11.798400	9.812145	-16.83%	13,900
2010	9.356136	11.798400	26.10%	21,331
2009	6.045586	9.356136	54.76%	3,103
2008	11.122248	6.045586	-45.64%	4,535
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	18.174538	27.899399	53.51%	3,105
2012	13.425994	18.174538	35.37%	3,829
2011	12.195093	13.425994	10.09%	2,174
2010	11.065948	12.195093	10.20%	905
2009	9.393284	11.065948	17.81%	0
2008	10.695240	9.393284	-12.17%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	6.594150	6.353664	-3.65%	1,428
2012	6.718578	6.594150	-1.85%	4,196
2011	7.229228	6.718578	-7.06%	300
2010	6.722168	7.229228	7.54%	613
2009	6.052691	6.722168	11.06%	1,092
2008	11.927349	6.052691	-49.25%	1,092
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	14.012635	17.890541	27.67%	19,692
2012	12.908304	14.012635	8.56%	16,484
2011	11.397878	12.908304	13.25%	2,353
2010	9.762294	11.397878	16.75%	0
2009	8.232553	9.762294	18.58%	0
2008	10.794636	8.232553	-23.73%	3,912
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.860729	12.731735	61.97%	111
2012	6.740647	7.860729	16.62%	1,619
2011	6.206925	6.740647	8.60%	3,473
2010	5.004613	6.206925	24.02%	0
2009	3.673001	5.004613	36.25%	0
2008	9.637152	3.673001	-61.89%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	7.016595	9.433450	34.44%	0
2012	6.974994	7.016595	0.60%	0
2011	8.389654	6.974994	-16.86%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.523583	11.705655	22.91%	3,656
2012	9.342266	9.523583	1.94%	5,076
2011	9.967273	9.342266	-6.27%	3,404
2010	8.409979	9.967273	18.52%	1,344
2009	6.099644	8.409979	37.88%	1,362
2008	11.354022	6.099644	-46.28%	4,307
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	8.330614	10.274301	23.33%	158
2012	8.334672	8.330614	-0.05%	5,827
2011	9.229984	8.334672	-9.70%	1,473
2010	7.355710	9.229984	25.48%	3,811
2009	4.549316	7.355710	61.69%	1,790
2008	10.778689	4.549316	-57.79%	4,659

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.738916	7.078122	23.34%	5,316
2012	4.738589	5.738916	21.11%	82,243
2011	5.608925	4.738589	-15.52%	3,836
2010	6.314707	5.608925	-11.18%	115
2009	4.676156	6.314707	35.04%	0
2008	10.406073	4.676156	-55.06%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	6.477339	8.224990	26.98%	2,133
2012	5.303631	6.477339	22.13%	5,244
2011	6.262106	5.303631	-15.31%	0
2010	5.500358	6.262106	13.85%	0
2009	4.616540	5.500358	19.14%	0
2008	8.925527	4.616540	-48.28%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	17.088601	13.906603	-18.62%	5,535
2012	16.665198	17.088601	2.54%	73,220
2011	11.831966	16.665198	40.85%	182,376
2010	10.794876	11.831966	9.61%	165
2009	15.839878	10.794876	-31.85%	4,311
2008	10.986701	15.839878	44.17%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	12.209560	17.236879	41.18%	30,415
2012	10.468099	12.209560	16.64%	19,787
2011	10.044472	10.468099	4.22%	1,156
2010	9.450237	10.044472	6.29%	0
2009	7.615876	9.450237	24.09%	1,193
2008	10.181192	7.615876	-25.20%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.698397	17.611796	50.55%	4,453
2012	9.848113	11.698397	18.79%	137
2011	11.231702	9.848113	-12.32%	0
2010	9.341905	11.231702	20.23%	3,084
2009	5.658062	9.341905	65.11%	606
2008	10.310462	5.658062	-45.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	3.458135	1.931719	-44.14%	0
2012	4.479756	3.458135	-22.81%	0
2011	6.170609	4.479756	-27.40%	0
2010	8.891853	6.170609	-30.60%	41,594
2009	16.137652	8.891853	-44.90%	0
2008	10.078710	16.137652	60.12%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.252587	4.879490	14.74%	903,934
2012	4.553900	4.252587	-6.62%	143,005
2011	6.576098	4.553900	-30.75%	449
2010	7.576205	6.576098	-13.20%	0
2009	6.373286	7.576205	18.87%	0
2008	9.173328	6.373286	-30.52%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.866522	3.508940	-27.90%	11,438
2012	5.987972	4.866522	-18.73%	0
2011	6.491107	5.987972	-7.75%	0
2010	8.727625	6.491107	-25.63%	0
2009	13.545774	8.727625	-35.57%	0
2008	10.122760	13.545774	33.82%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	4.696058	3.316794	-29.37%	14,914
2012	5.798434	4.696058	-19.01%	28,493
2011	6.477248	5.798434	-10.48%	0
2010	8.264075	6.477248	-21.62%	0
2009	13.853817	8.264075	-40.35%	0
2008	9.401514	13.853817	47.36%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	4.549483	3.131895	-31.16%	50,256
2012	5.583765	4.549483	-18.52%	14,705
2011	6.071224	5.583765	-8.03%	8,386
2010	8.426522	6.071224	-27.95%	70,399
2009	12.606931	8.426522	-33.16%	0
2008	10.156122	12.606931	24.13%	1,999
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	6.235919	4.561764	-26.85%	4,786
2012	7.545360	6.235919	-17.35%	705
2011	8.333038	7.545360	-9.45%	705
2010	10.080150	8.333038	-17.33%	2,354
2009	13.976125	10.080150	-27.88%	0
2008	10.082309	13.976125	38.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.274069	11.296371	55.30%	1,083
2012	6.083884	7.274069	19.56%	0
2011	8.600814	6.083884	-29.26%	141
2010	7.465672	8.600814	15.20%	1,550
2009	6.063831	7.465672	23.12%	0
2008	9.088049	6.063831	-33.28%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	11.010812	15.610001	41.77%	541
2012	9.116904	11.010812	20.77%	2,505
2011	8.938881	9.116904	1.99%	1,460
2010	6.888930	8.938881	29.76%	2,654
2009	5.061320	6.888930	36.11%	0
2008	9.987244	5.061320	-49.32%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	10.239066	15.313310	49.56%	17,377
2012	8.272791	10.239066	23.77%	19,943
2011	8.992811	8.272791	-8.01%	12,983
2010	6.567334	8.992811	36.93%	2,815
2009	4.328896	6.567334	51.71%	0
2008	9.628009	4.328896	-55.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.629598	20.864062	79.40%	367,268
2012	8.710104	11.629598	33.52%	2,578
2011	8.808932	8.710104	-1.12%	2,324
2010	6.463680	8.808932	36.28%	190,984
2009	2.981049	6.463680	116.83%	0
2008	10.928265	2.981049	-72.72%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.968148	17.379084	34.01%	191,507
2012	11.155992	12.968148	16.24%	40,856
2011	10.968480	11.155992	1.71%	20,977
2010	9.299166	10.968480	17.95%	6,143
2009	6.145508	9.299166	51.32%	9,738
2008	10.627688	6.145508	-42.17%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.552626	12.685244	48.32%	587,516
2012	7.027970	8.552626	21.69%	7,994
2011	7.143023	7.027970	-1.61%	2,785
2010	5.981140	7.143023	19.43%	122
2009	4.433848	5.981140	34.90%	0
2008	9.783317	4.433848	-54.68%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.476522	5.621199	-46.34%	116,439
2012	10.973672	10.476522	-4.53%	38,822
2011	14.534206	10.973672	-24.50%	67,956
2010	10.573774	14.534206	37.46%	61,705
2009	7.117050	10.573774	48.57%	2,214
2008	11.637003	7.117050	-38.84%	4,397

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	10.170823	10.524444	3.48%	3,353
2012	8.633223	10.170823	17.81%	10,320
2011	8.480155	8.633223	1.81%	15,986
2010	6.822183	8.480155	24.30%	5,384
2009	5.470751	6.822183	24.70%	1,709
2008	9.416573	5.470751	-41.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	12.952024	17.509382	35.19%	847
2012	11.142009	12.952024	16.24%	0
2011	10.629121	11.142009	4.83%	4,514
2010	8.532267	10.629121	24.58%	0
2009	5.942734	8.532267	43.57%	659
2008	8.902892	5.942734	-33.25%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.963374	14.148501	57.85%	28,330
2012	7.374148	8.963374	21.55%	477
2011	8.435200	7.374148	-12.58%	14,590
2010	6.146942	8.435200	37.23%	71
2009	4.631768	6.146942	32.71%	0
2008	9.566797	4.631768	-51.58%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	6.928999	11.637405	67.95%	18,879
2012	5.379490	6.928999	28.80%	42,107
2011	5.625850	5.379490	-4.38%	4,046
2010	4.504208	5.625850	24.90%	0
2009	3.091053	4.504208	45.72%	15,881
2008	9.698458	3.091053	-68.13%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.314239	17.323968	40.68%	183,170
2012	10.916964	12.314239	12.80%	18,861
2011	11.086878	10.916964	-1.53%	15,056
2010	8.907335	11.086878	24.47%	1,928
2009	6.076983	8.907335	46.57%	0
2008	10.144578	6.076983	-40.10%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	10.023922	14.495506	44.61%	70,115
2012	8.238132	10.023922	21.68%	73,694
2011	8.546048	8.238132	-3.60%	33,297
2010	7.135096	8.546048	19.77%	15,702
2009	4.738559	7.135096	50.58%	29,714
2008	9.270493	4.738559	-48.89%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	15.276680	20.386275	33.45%	40,002
2012	13.223150	15.276680	15.53%	12,738
2011	13.370743	13.223150	-1.10%	29,656
2010	10.130726	13.370743	31.98%	30,792
2009	6.489421	10.130726	56.11%	649
2008	10.208819	6.489421	-36.43%	133
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.417940	14.084307	35.19%	7,158
2012	8.945512	10.417940	16.46%	29,109
2011	9.677877	8.945512	-7.57%	30,400
2010	8.092576	9.677877	19.59%	13,388
2009	5.236074	8.092576	54.55%	14,954
2008	9.330706	5.236074	-43.88%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	11.955953	16.818398	40.67%	148,858
2012	10.858277	11.955953	10.11%	12,756
2011	10.536860	10.858277	3.05%	16,310
2010	8.440607	10.536860	24.84%	14,176
2009	6.328825	8.440607	33.37%	734
2008	9.679292	6.328825	-34.61%	142
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	10.274371	14.608554	42.18%	76,943
2012	8.573673	10.274371	19.84%	13,116
2011	9.510454	8.573673	-9.85%	4,434
2010	7.636718	9.510454	24.54%	8,035
2009	4.727487	7.636718	61.54%	11,111
2008	8.404677	4.727487	-43.75%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	6.812776	6.580781	-3.41%	5,016
2012	7.302240	6.812776	-6.70%	0
2011	7.661659	7.302240	-4.69%	837
2010	8.059438	7.661659	-4.94%	0
2009	9.619432	8.059438	-16.22%	0
2008	9.153640	9.619432	5.09%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.471996	12.766731	34.78%	23,631
2012	8.496653	9.471996	11.48%	3,273
2011	9.399735	8.496653	-9.61%	1,607
2010	8.428048	9.399735	11.53%	0
2009	5.440856	8.428048	54.90%	2,057
2008	10.011993	5.440856	-45.66%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.729602	7.869256	16.93%	0
2012	6.446789	6.729602	4.39%	818
2011	7.565427	6.446789	-14.79%	0
2010	6.636616	7.565427	14.00%	0
2009	5.180611	6.636616	28.10%	0
2008	9.520232	5.180611	-45.58%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	9.593256	14.386171	49.96%	10,374
2012	8.195604	9.593256	17.05%	4,204
2011	9.262423	8.195604	-11.52%	412
2010	7.495419	9.262423	23.57%	0
2009	6.414067	7.495419	16.86%	0
2008	8.620542	6.414067	-25.60%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	10.582698	11.970679	13.12%	22,729
2012	10.513134	10.582698	0.66%	20,269
2011	9.081388	10.513134	15.77%	8,441
2010	8.535106	9.081388	6.40%	753
2009	7.534254	8.535106	13.28%	947
2008	10.746568	7.534254	-29.89%	125
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.271436	8.969878	-3.25%	7,752
2012	9.241238	9.271436	0.33%	2,548
2011	9.637925	9.241238	-4.12%	9,500
2010	10.256644	9.637925	-6.03%	0
2009	9.664514	10.256644	6.13%	0
2008	11.061930	9.664514	-12.63%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.066024	0.66%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.174121	11.058166	-9.17%	195
2012	10.374710	12.174121	17.34%	17,985
2011*	10.000000	10.374710	3.75%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.791173	11.025570	2.17%	684
2012	8.342078	10.791173	29.36%	16,845
2011*	10.000000	8.342078	-16.58%	1,490
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	10.117069	11.658102	15.23%	0
2012	8.938628	10.117069	13.18%	3,511
2011*	10.000000	8.938628	-10.61%	0

Additional Contract Options Elected Total - 0.45%
Variable account charges of the daily net assets of the variable account - 0.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.963944	8.763254	10.04%	8,761
2012	7.737987	7.963944	2.92%	241
2011*	10.000000	7.737987	-22.62%	362
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.747727	10.193876	4.58%	0
2012	9.663198	9.747727	0.87%	0
2011*	10.000000	9.663198	-3.37%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.276308	11.870897	15.52%	0
2012	9.123400	10.276308	12.64%	0
2011*	10.000000	9.123400	-8.77%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.378333	3.78%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.400120	10.365662	-9.07%	14,282
2012	10.685658	11.400120	6.69%	24,401
2011*	10.000000	10.685658	6.86%	13,186
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.158576	16.406592	34.94%	0
2012	10.665802	12.158576	14.00%	0
2011	10.411640	10.665802	2.44%	0
2010*	10.000000	10.411640	4.12%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	11.958397	15.649989	30.87%	1,321
2012	10.505565	11.958397	13.83%	0
2011	10.467959	10.505565	0.36%	0
2010*	10.000000	10.467959	4.68%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.537428	15.37%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	11.156091	12.681370	13.67%	4,753
2012	10.211487	11.156091	9.25%	4,875
2011	10.666431	10.211487	-4.27%	2,426
2010*	10.000000	10.666431	6.66%	909
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	10.040915	8.951038	-10.85%	903
2012	10.323037	10.040915	-2.73%	926
2011	11.895370	10.323037	-13.22%	278
2010*	10.000000	11.895370	18.95%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.536903	10.881602	3.27%	0
2012*	10.000000	10.536903	5.37%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.187510	11.673812	14.59%	3,593
2012	9.136439	10.187510	11.50%	0
2011*	10.000000	9.136439	-8.64%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	12.046519	15.294513	26.96%	1,808
2012	10.358870	12.046519	16.29%	1,808
2011	10.353538	10.358870	0.05%	1,808
2010*	10.000000	10.353538	3.54%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.657646	17.098677	35.09%	263
2012	11.136363	12.657646	13.66%	286
2011	11.211532	11.136363	-0.67%	286
2010*	10.000000	11.211532	12.12%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.626804	11.177170	5.18%	18,575
2012*	10.000000	10.626804	6.27%	3,227
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.729291	14.423036	22.97%	2,066
2012	10.236644	11.729291	14.58%	2,653
2011	10.464819	10.236644	-2.18%	2,284
2010*	10.000000	10.464819	4.65%	1,974
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.595457	5.95%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.477497	14.77%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.275291	2.75%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.833126	12.058531	22.63%	0
2012	8.704511	9.833126	12.97%	0
2011	9.451328	8.704511	-7.90%	0
2010	8.262589	9.451328	14.39%	0
2009	5.965760	8.262589	38.50%	254
2008	10.551279	5.965760	-43.46%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.452238	11.439911	9.45%	0
2012	9.496354	10.452238	10.07%	0
2011	9.584926	9.496354	-0.92%	0
2010	8.692635	9.584926	10.26%	0
2009	7.137671	8.692635	21.79%	1,078
2008	10.274141	7.137671	-30.53%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	10.086214	11.899310	17.98%	0
2012	9.031044	10.086214	11.68%	0
2011	9.489576	9.031044	-4.83%	0
2010	8.397069	9.489576	13.01%	0
2009	6.224095	8.397069	34.91%	260
2008	10.826846	6.224095	-42.51%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	7.119055	7.255918	1.92%	3,622
2012	8.069913	7.119055	-11.78%	0
2011	8.889540	8.069913	-9.22%	0
2010	9.275679	8.889540	-4.16%	0
2009	9.726864	9.275679	-4.64%	0
2008*	10.000000	9.726864	-2.73%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.756878	10.218773	16.69%	0
2012	8.440297	8.756878	3.75%	0
2011	9.092071	8.440297	-7.17%	0
2010	8.229190	9.092071	10.49%	0
2009	6.507020	8.229190	26.47%	0
2008	11.051559	6.507020	-41.12%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.598723	8.684070	0.99%	2,956
2012	8.466721	8.598723	1.56%	2,478
2011	8.243308	8.466721	2.71%	2,758
2010	7.814181	8.243308	5.49%	0
2009	8.132339	7.814181	-3.91%	0
2008	10.070904	8.132339	-19.25%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.207511	2.08%	27,559
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.070876	0.71%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.015704	0.16%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.445870	14.229328	24.32%	3,949
2012	9.667159	11.445870	18.40%	1,288
2011	10.485860	9.667159	-7.81%	613
2010*	10.000000	10.485860	4.86%	1,459
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.886094	-1.14%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.061946	0.62%	5,971
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.324077	11.133153	7.84%	1,799
2012	9.510693	10.324077	8.55%	0
2011*	10.000000	9.510693	-4.89%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.865929	18.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.769179	13.190462	22.48%	1,574
2012	9.367556	10.769179	14.96%	0
2011*	10.000000	9.367556	-6.32%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.886859	18.87%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.619330	16.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.581378	14.897537	28.63%	0
2012	10.036160	11.581378	15.40%	0
2011	10.789895	10.036160	-6.99%	0
2010*	10.000000	10.789895	7.90%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.374343	12.956732	13.91%	0
2012	10.308693	11.374343	10.34%	0
2011	10.517474	10.308693	-1.99%	0
2010*	10.000000	10.517474	5.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.520053	13.876761	20.46%	0
2012	10.203552	11.520053	12.90%	0
2011	10.636906	10.203552	-4.07%	0
2010*	10.000000	10.636906	6.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.117535	11.590112	4.25%	0
2012	10.409840	11.117535	6.80%	3,180
2011	10.332048	10.409840	0.75%	3,184
2010*	10.000000	10.332048	3.32%	2,722
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.290632	2.91%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.362716	3.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.450679	13.401738	17.04%	6,922
2012	10.256987	11.450679	11.64%	6,975
2011	10.570531	10.256987	-2.97%	0
2010*	10.000000	10.570531	5.71%	490
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.539403	14.247565	23.47%	0
2012	10.136582	11.539403	13.84%	0
2011	10.702737	10.136582	-5.29%	4,108
2010*	10.000000	10.702737	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.324627	12.515465	10.52%	0
2012	10.358504	11.324627	9.33%	0
2011	10.454420	10.358504	-0.92%	0
2010*	10.000000	10.454420	4.54%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.968249	10.673705	-2.69%	0
2012	10.306564	10.968249	6.42%	0
2011*	10.000000	10.306564	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.269827	2.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.334728	3.35%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.802785	9.739073	-0.65%	113,738
2012	9.867097	9.802785	-0.65%	79,218
2011	9.931458	9.867097	-0.65%	105,699
2010	9.996427	9.931458	-0.65%	49,519
2009*	10.000000	9.996427	-0.04%	28,196
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.621502	-3.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.543129	13.885226	20.29%	0
2012	10.057839	11.543129	14.77%	0
2011	11.201438	10.057839	-10.21%	0
2010*	10.000000	11.201438	12.01%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	12.004328	16.030569	33.54%	307
2012	10.403867	12.004328	15.38%	0
2011	10.821604	10.403867	-3.86%	0
2010*	10.000000	10.821604	8.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.244108	15.083917	34.15%	0
2012	9.624716	11.244108	16.83%	26
2011	10.316045	9.624716	-6.70%	440
2010*	10.000000	10.316045	3.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.197946	16.797144	37.70%	31
2012	10.709572	12.197946	13.90%	0
2011	11.281626	10.709572	-5.07%	0
2010*	10.000000	11.281626	12.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	12.151713	16.379961	34.80%	30
2012	10.512970	12.151713	15.59%	0
2011	10.833067	10.512970	-2.95%	0
2010*	10.000000	10.833067	8.33%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.361641	-6.38%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.284257	10.228201	-0.55%	1,589
2012	9.999359	10.284257	2.85%	9,775
2011*	10.000000	9.999359	-0.01%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.142725	1.43%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.707576	-2.92%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.664968	9.978312	3.24%	0
2012*	10.000000	9.664968	-3.35%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.253428	10.655618	3.92%	0
2012*	10.000000	10.253428	2.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.479850	14.80%	20,615

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.923584	10.864456	-0.54%	3,132
2012	9.577135	10.923584	14.06%	3,132
2011*	10.000000	9.577135	-4.23%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.807616	10.004641	-15.27%	792
2012	11.305762	11.807616	4.44%	2,257
2011	12.308102	11.305762	-8.14%	893
2010*	10.000000	12.308102	23.08%	1,068
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	13.144078	12.139098	-7.65%	14,334
2012	11.234291	13.144078	17.00%	20,943
2011	10.646396	11.234291	5.52%	11,471
2010*	10.000000	10.646396	6.46%	195
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.319215	11.435398	-7.17%	16,053
2012	11.783468	12.319215	4.55%	18,535
2011	10.939648	11.783468	7.71%	12,515
2010*	10.000000	10.939648	9.40%	2,047
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.393512	11.258188	-9.16%	709
2012	11.673672	12.393512	6.17%	1,959
2011	10.934585	11.673672	6.76%	2,459
2010*	10.000000	10.934585	9.35%	2,046
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.378354	12.990223	4.94%	5,678
2012	10.910775	12.378354	13.45%	5,636
2011	10.637956	10.910775	2.56%	2,424
2010*	10.000000	10.637956	6.38%	453
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.366689	10.275387	-0.88%	40,873
2012	9.867296	10.366689	5.06%	417
2011*	10.000000	9.867296	-1.33%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.930571	10.619854	-2.84%	3,079
2012	10.047667	10.930571	8.79%	48,837
2011*	10.000000	10.047667	0.48%	28,239
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.941429	-0.59%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.472549	9.204823	-2.83%	0
2012	8.539057	9.472549	10.93%	0
2011	11.251992	8.539057	-24.11%	0
2010*	10.000000	11.251992	12.52%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	12.161740	13.509124	11.08%	0
2012	10.580797	12.161740	14.94%	0
2011	10.870606	10.580797	-2.67%	16,599
2010*	10.000000	10.870606	8.71%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.656893	13.834371	9.30%	73,409
2012	11.163112	12.656893	13.38%	41,846
2011	10.935834	11.163112	2.08%	901
2010*	10.000000	10.935834	9.36%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.293209	10.615123	14.22%	1,592
2012	8.100415	9.293209	14.73%	1,370
2011	11.168402	8.100415	-27.47%	0
2010*	10.000000	11.168402	11.68%	475
ProFunds - ProFund VP Banks - Q/NQ
2013	9.931819	13.168400	32.59%	0
2012	7.493674	9.931819	32.54%	0
2011*	10.000000	7.493674	-25.06%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.356348	9.832299	17.66%	0
2012	7.753198	8.356348	7.78%	0
2011*	10.000000	7.753198	-22.47%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.761480	4.933965	-27.03%	5,438
2012	8.160031	6.761480	-17.14%	0
2011	9.014245	8.160031	-9.48%	42,476
2010*	10.000000	9.014245	-9.86%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.131906	21.972722	67.32%	86
2012	9.394025	13.131906	39.79%	0
2011*	10.000000	9.394025	-6.06%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.709378	15.094868	28.91%	0
2012	10.348813	11.709378	13.15%	765
2011	10.416294	10.348813	-0.65%	0
2010*	10.000000	10.416294	4.16%	1,932

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.936265	13.956521	27.62%	0
2012	9.929636	10.936265	10.14%	0
2011*	10.000000	9.929636	-0.70%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.740869	16.315090	38.96%	0
2012	9.678806	11.740869	21.30%	0
2011*	10.000000	9.678806	-3.21%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.342602	8.685767	-7.03%	0
2012	8.824083	9.342602	5.88%	6,871
2011	11.061196	8.824083	-20.22%	0
2010*	10.000000	11.061196	10.61%	1,353
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	11.160907	13.487428	20.85%	1,619
2012	9.635070	11.160907	15.84%	3,033
2011	10.643691	9.635070	-9.48%	0
2010*	10.000000	10.643691	6.44%	322
ProFunds - ProFund VP Financials - Q/NQ
2013	10.298994	13.514235	31.22%	0
2012	8.311083	10.298994	23.92%	0
2011*	10.000000	8.311083	-16.89%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.248690	15.618666	38.85%	120
2012	9.643869	11.248690	16.64%	0
2011*	10.000000	9.643869	-3.56%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	10.089798	13.852277	37.29%	204
2012	8.770238	10.089798	15.05%	0
2011*	10.000000	8.770238	-12.30%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.693767	12.695252	18.72%	0
2012	9.284523	10.693767	15.18%	740
2011	10.909461	9.284523	-14.89%	172
2010*	10.000000	10.909461	9.09%	1,823
ProFunds - ProFund VP Internet - Q/NQ
2013	10.107807	15.234896	50.72%	0
2012	8.495066	10.107807	18.98%	0
2011*	10.000000	8.495066	-15.05%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.861613	13.050727	47.27%	862
2012	7.254734	8.861613	22.15%	455
2011	8.963982	7.254734	-19.07%	209
2010*	10.000000	8.963982	-10.36%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.597037	16.804598	33.40%	3,666
2012	10.908931	12.597037	15.47%	677
2011	10.822706	10.908931	0.80%	1,078
2010*	10.000000	10.822706	8.23%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.546825	14.233163	23.26%	10,446
2012	11.295276	11.546825	2.23%	12,148
2011	11.119261	11.295276	1.58%	6,511
2010*	10.000000	11.119261	11.19%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.601927	15.171957	30.77%	292
2012	10.440309	11.601927	11.13%	0
2011*	10.000000	10.440309	4.40%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	7.062995	4.354420	-38.35%	46,281
2012	8.319507	7.062995	-15.10%	34,788
2011*	10.000000	8.319507	-16.80%	36,752
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.844790	10.784276	-0.56%	0
2012	9.316086	10.844790	16.41%	217
2011*	10.000000	9.316086	-6.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.077422	5.875545	15.72%	5,128
2012	5.491514	5.077422	-7.54%	169
2011	8.843906	5.491514	-37.91%	0
2010*	10.000000	8.843906	-11.56%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.425828	11.173322	32.61%	0
2012	8.849963	8.425828	-4.79%	0
2011*	10.000000	8.849963	-11.50%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.950307	7.880420	-0.88%	4,071
2012	9.202867	7.950307	-13.61%	0
2011	8.370641	9.202867	9.94%	0
2010*	10.000000	8.370641	-16.29%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.880162	5.399469	-21.52%	2,009
2012	8.673417	6.880162	-20.68%	0
2011	8.575531	8.673417	1.14%	0
2010*	10.000000	8.575531	-14.24%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.251494	4.384628	-29.86%	0
2012	7.748913	6.251494	-19.32%	0
2011	8.712204	7.748913	-11.06%	0
2010*	10.000000	8.712204	-12.88%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.209988	12.698998	24.38%	0
2012	9.316623	10.209988	9.59%	0
2011*	10.000000	9.316623	-6.83%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	11.066632	12.321664	11.34%	0
2012	9.560082	11.066632	15.76%	0
2011*	10.000000	9.560082	-4.40%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	15.133745	12.161900	-19.64%	1
2012	15.086204	15.133745	0.32%	920
2011	10.580799	15.086204	42.58%	0
2010*	10.000000	10.580799	5.81%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.912968	26.527047	77.88%	981
2012	11.222764	14.912968	32.88%	0
2011	11.432587	11.222764	-1.84%	0
2010*	10.000000	11.432587	14.33%	163
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.689084	1.882593	-48.97%	6,054
2012	5.732352	3.689084	-35.64%	0
2011	7.413943	5.732352	-22.68%	0
2010*	10.000000	7.413943	-25.86%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.808075	12.167400	12.58%	0
2012	10.863534	10.808075	-0.51%	0
2011*	10.000000	10.863534	8.64%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	5.007731	6.427117	28.34%	0
2012	4.057855	5.007731	23.41%	0
2011	5.251875	4.057855	-22.74%	113
2010	4.676484	5.251875	12.30%	201
2009	4.874451	4.676484	-4.06%	0
2008	8.339002	4.874451	-41.55%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	10.698102	10.761351	0.59%	473
2012	9.725357	10.698102	10.00%	0
2011	11.717554	9.725357	-17.00%	0
2010	9.310702	11.717554	25.85%	585
2009	6.028348	9.310702	54.45%	272
2008	11.112931	6.028348	-45.75%	5,790
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	17.977646	27.541784	53.20%	597
2012	13.307316	17.977646	35.10%	0
2011	12.111571	13.307316	9.87%	35
2010	11.012279	12.111571	9.98%	0
2009	9.366540	11.012279	17.57%	0
2008	10.686287	9.366540	-12.35%	3,630
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	6.522641	6.272130	-3.84%	97
2012	6.659138	6.522641	-2.05%	2,582
2011	7.179671	6.659138	-7.25%	0
2010	6.689516	7.179671	7.33%	145
2009	6.035440	6.689516	10.84%	0
2008	11.917371	6.035440	-49.36%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	13.860850	17.661213	27.42%	0
2012	12.794245	13.860850	8.34%	0
2011	11.319850	12.794245	13.02%	0
2010	9.714960	11.319850	16.52%	550
2009	8.209121	9.714960	18.34%	3,022
2008	10.785600	8.209121	-23.89%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.775515	12.568455	61.64%	0
2012	6.681022	7.775515	16.38%	0
2011	6.164378	6.681022	8.38%	0
2010	4.980285	6.164378	23.78%	854
2009	3.662506	4.980285	35.98%	0
2008	9.629079	3.662506	-61.96%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.940476	9.312396	34.18%	0
2012	6.913266	6.940476	0.39%	0
2011	8.332150	6.913266	-17.03%	0
2010	7.655241	8.332150	8.84%	0
2009	4.483806	7.655241	70.73%	4,105
2008	9.046375	4.483806	-50.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.420365	11.555530	22.67%	64
2012	9.259661	9.420365	1.74%	0
2011	9.899010	9.259661	-6.46%	38
2010	8.369168	9.899010	18.28%	201
2009	6.082257	8.369168	37.60%	0
2008	11.344510	6.082257	-46.39%	2,856
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	8.240286	10.142486	23.08%	1,300
2012	8.260939	8.240286	-0.25%	0
2011	9.166726	8.260939	-9.88%	0
2010	7.319984	9.166726	25.23%	352
2009	4.536334	7.319984	61.36%	347
2008	10.769659	4.536334	-57.88%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.676672	6.987303	23.09%	3,994
2012	4.696649	5.676672	20.87%	4,348
2011	5.570471	4.696649	-15.69%	351
2010	6.284029	5.570471	-11.36%	142
2009	4.662802	6.284029	34.77%	0
2008	10.397348	4.662802	-55.15%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	6.407080	8.119440	26.73%	0
2012	5.256674	6.407080	21.88%	113
2011	6.219138	5.256674	-15.48%	0
2010	5.473603	6.219138	13.62%	0
2009	4.603347	5.473603	18.90%	0
2008	8.918042	4.603347	-48.38%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	16.903373	13.728227	-18.78%	63
2012	16.517840	16.903373	2.33%	9,336
2011	11.750889	16.517840	40.57%	8,973
2010	10.742484	11.750889	9.39%	0
2009	15.794735	10.742484	-31.99%	0
2008	10.977442	15.794735	43.88%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	12.077289	17.015942	40.89%	1,090
2012	10.375586	12.077289	16.40%	986
2011	9.975702	10.375586	4.01%	971
2010	9.404407	9.975702	6.07%	405
2009	7.594187	9.404407	23.84%	3,107
2008	10.172669	7.594187	-25.35%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.571594	17.385931	50.25%	508
2012	9.761024	11.571594	18.55%	67
2011	11.154758	9.761024	-12.49%	0
2010	9.296561	11.154758	19.99%	0
2009	5.641928	9.296561	64.78%	4,902
2008	10.301827	5.641928	-45.23%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	3.420630	1.906921	-44.25%	0
2012	4.440132	3.420630	-22.96%	0
2011	6.128322	4.440132	-27.55%	0
2010	8.848737	6.128322	-30.74%	10,090
2009	16.091791	8.848737	-45.01%	1,614
2008	10.070284	16.091791	59.79%	300
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.206470	4.816885	14.51%	83,470
2012	4.513606	4.206470	-6.80%	8,020
2011	6.531017	4.513606	-30.89%	0
2010	7.539434	6.531017	-13.38%	0
2009	6.355116	7.539434	18.64%	4,059
2008	9.165632	6.355116	-30.66%	2,335
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.813800	3.463942	-28.04%	0
2012	5.935063	4.813800	-18.89%	0
2011	6.446662	5.935063	-7.94%	0
2010	8.685332	6.446662	-25.78%	0
2009	13.507301	8.685332	-35.70%	0
2008	10.114303	13.507301	33.55%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	4.645161	3.274251	-29.51%	0
2012	5.747187	4.645161	-19.18%	0
2011	6.432888	5.747187	-10.66%	0
2010	8.224020	6.432888	-21.78%	0
2009	13.814475	8.224020	-40.47%	0
2008	9.393643	13.814475	47.06%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	4.500173	3.091720	-31.30%	517
2012	5.534415	4.500173	-18.69%	0
2011	6.029645	5.534415	-8.21%	0
2010	8.385691	6.029645	-28.10%	1,747
2009	12.571116	8.385691	-33.29%	0
2008	10.147627	12.571116	23.88%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	6.168333	4.503240	-26.99%	1,230
2012	7.478666	6.168333	-17.52%	0
2011	8.275974	7.478666	-9.63%	1,380
2010	10.031300	8.275974	-17.50%	0
2009	13.936410	10.031300	-28.02%	0
2008	10.073878	13.936410	38.34%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.195196	11.151457	54.98%	887
2012	6.030063	7.195196	19.32%	0
2011	8.541909	6.030063	-29.41%	0
2010	7.429441	8.541909	14.97%	0
2009	6.046553	7.429441	22.87%	0
2008	9.080429	6.046553	-33.41%	5,907
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	10.891451	15.409783	41.49%	356
2012	9.036279	10.891451	20.53%	64
2011	8.877633	9.036279	1.79%	0
2010	6.855467	8.877633	29.50%	0
2009	5.046874	6.855467	35.84%	0
2008	9.978880	5.046874	-49.42%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	10.128034	15.116873	49.26%	28,078
2012	8.199584	10.128034	23.52%	3,100
2011	8.931162	8.199584	-8.19%	0
2010	6.535411	8.931162	36.66%	0
2009	4.316532	6.535411	51.40%	0
2008	9.619935	4.316532	-55.13%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.503515	20.596459	79.04%	35,941
2012	8.633027	11.503515	33.25%	0
2011	8.748521	8.633027	-1.32%	0
2010	6.432246	8.748521	36.01%	0
2009	2.972509	6.432246	116.39%	0
2008	10.919109	2.972509	-72.78%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.827648	17.156291	33.74%	6,118
2012	11.057381	12.827648	16.01%	7,170
2011	10.893350	11.057381	1.51%	1,657
2010	9.254034	10.893350	17.71%	184
2009	6.127982	9.254034	51.01%	1,776
2008	10.618790	6.127982	-42.29%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.459887	12.522498	48.02%	40,404
2012	6.965785	8.459887	21.45%	37
2011	7.094057	6.965785	-1.81%	0
2010	5.952082	7.094057	19.19%	0
2009	4.421189	5.952082	34.63%	0
2008	9.775126	4.421189	-54.77%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.362912	5.549044	-46.45%	5,215
2012	10.876575	10.362912	-4.72%	476
2011	14.434583	10.876575	-24.65%	477
2010	10.522410	14.434583	37.18%	270
2009	7.096755	10.522410	48.27%	2,937
2008	11.627247	7.096755	-38.96%	2,629
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	10.060548	10.389410	3.27%	2,359
2012	8.556835	10.060548	17.57%	3,779
2011	8.421995	8.556835	1.60%	2,003
2010	6.789017	8.421995	24.05%	0
2009	5.455124	6.789017	24.45%	0
2008	9.408682	5.455124	-42.02%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	12.811712	17.284929	34.92%	0
2012	11.043549	12.811712	16.01%	0
2011	10.556352	11.043549	4.62%	0
2010	8.490886	10.556352	24.33%	0
2009	5.925803	8.490886	43.29%	0
2008	8.895430	5.925803	-33.38%	2,842
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.866158	13.966974	57.53%	6,687
2012	7.308881	8.866158	21.31%	0
2011	8.377353	7.308881	-12.75%	0
2010	6.117056	8.377353	36.95%	0
2009	4.618538	6.117056	32.45%	0
2008	9.558771	4.618538	-51.68%	3,788

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	6.853835	11.488065	67.62%	3,668
2012	5.331854	6.853835	28.55%	15,877
2011	5.587246	5.331854	-4.57%	0
2010	4.482286	5.587246	24.65%	0
2009	3.082213	4.482286	45.42%	2,959
2008	9.690335	3.082213	-68.19%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.180761	17.101798	40.40%	7,349
2012	10.820430	12.180761	12.57%	4,515
2011	11.010916	10.820430	-1.73%	430
2010	8.864101	11.010916	24.22%	0
2009	6.059658	8.864101	46.28%	0
2008	10.136078	6.059658	-40.22%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.915257	14.309586	44.32%	4,596
2012	8.165271	9.915257	21.43%	6,944
2011	8.487483	8.165271	-3.80%	1,475
2010	7.100443	8.487483	19.53%	0
2009	4.725031	7.100443	50.27%	0
2008	9.262724	4.725031	-48.99%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	15.111165	20.124934	33.18%	4,532
2012	13.106268	15.111165	15.30%	0
2011	13.279185	13.106268	-1.30%	700
2010	10.081562	13.279185	31.72%	263
2009	6.470921	10.081562	55.80%	0
2008	10.200271	6.470921	-36.56%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.304999	13.903649	34.92%	90
2012	8.866386	10.304999	16.23%	3,878
2011	9.611541	8.866386	-7.75%	377
2010	8.053266	9.611541	19.35%	0
2009	5.221133	8.053266	54.24%	1,794
2008	9.322890	5.221133	-44.00%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	11.826400	16.602777	40.39%	14,721
2012	10.762283	11.826400	9.89%	0
2011	10.464687	10.762283	2.84%	0
2010	8.399649	10.464687	24.58%	355
2009	6.310789	8.399649	33.10%	0
2008	9.671185	6.310789	-34.75%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	10.162981	14.421189	41.90%	10,273
2012	8.497821	10.162981	19.60%	3,748
2011	9.445261	8.497821	-10.03%	0
2010	7.599604	9.445261	24.29%	0
2009	4.713982	7.599604	61.21%	215
2008	8.397623	4.713982	-43.87%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	6.738928	6.496370	-3.60%	3,276
2012	7.237696	6.738928	-6.89%	0
2011	7.609185	7.237696	-4.88%	0
2010	8.020361	7.609185	-5.13%	0
2009	9.592060	8.020361	-16.39%	0
2008	9.145979	9.592060	4.88%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.369313	12.602970	34.51%	1,447
2012	8.421499	9.369313	11.25%	1,021
2011	9.335320	8.421499	-9.79%	1,073
2010	8.387127	9.335320	11.31%	0
2009	5.425342	8.387127	54.59%	3,519
2008	10.003608	5.425342	-45.77%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.656639	7.768300	16.70%	0
2012	6.389760	6.656639	4.18%	0
2011	7.513589	6.389760	-14.96%	0
2010	6.604394	7.513589	13.77%	0
2009	5.165835	6.604394	27.85%	222
2008	9.512248	5.165835	-45.69%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	9.489274	14.201686	49.66%	252
2012	8.123121	9.489274	16.82%	84
2011	9.198966	8.123121	-11.70%	55
2010	7.459026	9.198966	23.33%	0
2009	6.395792	7.459026	16.62%	0
2008	8.613312	6.395792	-25.75%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	10.468028	11.817171	12.89%	272
2012	10.420210	10.468028	0.46%	0
2011	9.019188	10.420210	15.53%	9,556
2010	8.493706	9.019188	6.19%	0
2009	7.512796	8.493706	13.06%	0
2008	10.737573	7.512796	-30.03%	0

Additional Contract Options Elected Total - 0.65%
Variable account charges of the daily net assets of the variable account -0.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.170955	8.854838	-3.45%	896
2012	9.159536	9.170955	0.12%	2,060
2011	9.571907	9.159536	-4.31%	735
2010	10.206906	9.571907	-6.22%	0
2009	9.637013	10.206906	5.91%	0
2008	11.052664	9.637013	-12.81%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.063249	0.63%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.133401	10.999024	-9.35%	0
2012	10.360882	12.133401	17.11%	0
2011*	10.000000	10.360882	3.61%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.755075	10.966614	1.97%	831
2012	8.330936	10.755075	29.10%	0
2011*	10.000000	8.330936	-16.69%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	10.083229	11.595767	15.00%	0
2012	8.926709	10.083229	12.96%	0
2011*	10.000000	8.926709	-10.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.937285	8.716383	9.82%	0
2012	7.727650	7.937285	2.71%	0
2011*	10.000000	7.727650	-22.72%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.715135	10.139386	4.37%	0
2012	9.650329	9.715135	0.67%	0
2011*	10.000000	9.650329	-3.50%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.250471	11.823180	15.34%	0
2012	9.114246	10.250471	12.47%	0
2011*	10.000000	9.114246	-8.86%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.376186	3.76%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.371475	10.323992	-9.21%	0
2012	10.674968	11.371475	6.52%	0
2011*	10.000000	10.674968	6.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.109744	16.316047	34.73%	0
2012	10.639055	12.109744	13.82%	0
2011	10.401210	10.639055	2.29%	0
2010*	10.000000	10.401210	4.01%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	11.910391	15.563641	30.67%	0
2012	10.479249	11.910391	13.66%	0
2011	10.457496	10.479249	0.21%	0
2010*	10.000000	10.457496	4.57%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.525796	15.26%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	11.111297	12.611388	13.50%	0
2012	10.185908	11.111297	9.08%	0
2011	10.655763	10.185908	-4.41%	0
2010*	10.000000	10.655763	6.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	10.000595	8.901624	-10.99%	0
2012	10.297174	10.000595	-2.88%	0
2011	11.883475	10.297174	-13.35%	0
2010*	10.000000	11.883475	18.83%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.526300	10.854219	3.12%	0
2012*	10.000000	10.526300	5.26%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.161896	11.626886	14.42%	0
2012	9.127277	10.161896	11.34%	0
2011*	10.000000	9.127277	-8.73%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	11.998117	15.210072	26.77%	0
2012	10.332890	11.998117	16.12%	0
2011	10.343164	10.332890	-0.10%	0
2010*	10.000000	10.343164	3.43%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.606814	17.004305	34.88%	0
2012	11.108446	12.606814	13.49%	0
2011	11.200308	11.108446	-0.82%	0
2010*	10.000000	11.200308	12.00%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.616109	11.149068	5.02%	0
2012*	10.000000	10.616109	6.16%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.682184	14.343441	22.78%	0
2012	10.210984	11.682184	14.41%	0
2011	10.454340	10.210984	-2.33%	0
2010*	10.000000	10.454340	4.54%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.584762	5.85%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.465917	14.66%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.273166	2.73%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.752922	11.942139	22.45%	0
2012	8.646598	9.752922	12.79%	0
2011	9.402621	8.646598	-8.04%	0
2010	8.232427	9.402621	14.21%	0
2009	5.952971	8.232427	38.29%	111
2008	10.544636	5.952971	-43.55%	113
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.367049	11.329542	9.28%	0
2012	9.433233	10.367049	9.90%	0
2011	9.535566	9.433233	-1.07%	0
2010	8.660943	9.535566	10.10%	0
2009	7.122397	8.660943	21.60%	35
2008	10.267677	7.122397	-30.63%	34

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	10.000196	11.780027	17.80%	0
2012	8.967587	10.000196	11.51%	0
2011	9.437111	8.967587	-4.98%	0
2010	8.363250	9.437111	12.84%	0
2009	6.208399	8.363250	34.71%	55
2008	10.815915	6.208399	-42.60%	57
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	7.075580	7.200719	1.77%	0
2012	8.032794	7.075580	-11.92%	0
2011	8.862013	8.032794	-9.36%	0
2010	9.260945	8.862013	-4.31%	0
2009	9.726098	9.260945	-4.78%	111
2008*	10.000000	9.726098	-2.74%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.685508	10.120184	16.52%	0
2012	8.384190	8.685508	3.59%	0
2011	9.045261	8.384190	-7.31%	0
2010	8.199184	9.045261	10.32%	0
2009	6.493087	8.199184	26.28%	199
2008	11.044608	6.493087	-41.21%	114
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.528621	8.600265	0.84%	0
2012	8.410423	8.528621	1.41%	0
2011	8.200843	8.410423	2.56%	0
2010	7.785684	8.200843	5.33%	0
2009	8.114940	7.785684	-4.06%	216
2008	10.064564	8.114940	-19.37%	200
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.197210	1.97%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.068789	0.69%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.013632	0.14%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.399895	14.150788	24.13%	0
2012	9.642914	11.399895	18.22%	0
2011	10.475370	9.642914	-7.95%	0
2010*	10.000000	10.475370	4.75%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.876118	-1.24%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.051783	0.52%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.298127	11.088407	7.67%	0
2012	9.501166	10.298127	8.39%	0
2011*	10.000000	9.501166	-4.99%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.853968	18.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.742106	13.137444	22.30%	0
2012	9.358163	10.742106	14.79%	0
2011*	10.000000	9.358163	-6.42%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.869610	18.70%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.602466	16.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.534853	14.815306	28.44%	0
2012	10.010994	11.534853	15.22%	0
2011	10.779097	10.010994	-7.13%	0
2010*	10.000000	10.779097	7.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.328662	12.885223	13.74%	0
2012	10.282854	11.328662	10.17%	0
2011	10.506944	10.282854	-2.13%	0
2010*	10.000000	10.506944	5.07%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.473810	13.800200	20.28%	0
2012	10.177998	11.473810	12.73%	0
2011	10.626269	10.177998	-4.22%	0
2010*	10.000000	10.626269	6.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.072900	11.526147	4.09%	0
2012	10.383759	11.072900	6.64%	0
2011	10.321701	10.383759	0.60%	0
2010*	10.000000	10.321701	3.22%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.288503	2.89%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.360577	3.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.404696	13.327762	16.86%	0
2012	10.231278	11.404696	11.47%	0
2011	10.559946	10.231278	-3.11%	0
2010*	10.000000	10.559946	5.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.493080	14.168948	23.28%	0
2012	10.111182	11.493080	13.67%	0
2011	10.692033	10.111182	-5.43%	0
2010*	10.000000	10.692033	6.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.279168	12.446401	10.35%	0
2012	10.332555	11.279168	9.16%	0
2011	10.443963	10.332555	-1.07%	0
2010*	10.000000	10.443963	4.44%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.940683	10.630800	-2.83%	0
2012	10.296247	10.940683	6.26%	0
2011*	10.000000	10.296247	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.267706	2.68%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.332593	3.33%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.757644	9.679590	-0.80%	0
2012	9.836551	9.757644	-0.80%	0
2011	9.915660	9.836551	-0.80%	0
2010	9.995600	9.915660	-0.80%	0
2009*	10.000000	9.995600	-0.04%	461
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.611787	-3.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.496767	13.808601	20.11%	0
2012	10.032624	11.496767	14.59%	0
2011	11.190237	10.032624	-10.34%	0
2010*	10.000000	11.190237	11.90%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.956130	15.942127	33.34%	0
2012	10.377798	11.956130	15.21%	0
2011	10.810780	10.377798	-4.01%	0
2010*	10.000000	10.810780	8.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.198957	15.000685	33.95%	0
2012	9.600587	11.198957	16.65%	0
2011	10.305714	9.600587	-6.84%	0
2010*	10.000000	10.305714	3.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.148953	16.704439	37.50%	0
2012	10.682721	12.148953	13.73%	0
2011	11.270329	10.682721	-5.21%	0
2010*	10.000000	11.270329	12.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	12.102894	16.289548	34.59%	0
2012	10.486612	12.102894	15.41%	0
2011	10.822223	10.486612	-3.10%	0
2010*	10.000000	10.822223	8.22%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.352187	-6.48%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.258394	10.187075	-0.70%	0
2012	9.989330	10.258394	2.69%	0
2011*	10.000000	9.989330	-0.11%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.140626	1.41%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.697775	-3.02%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.656874	9.954896	3.09%	0
2012*	10.000000	9.656874	-3.43%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.244842	10.630625	3.77%	0
2012*	10.000000	10.244842	2.45%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.468270	14.68%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.896130	10.820779	-0.69%	0
2012	9.567542	10.896130	13.89%	0
2011*	10.000000	9.567542	-4.32%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.760215	9.949436	-15.40%	0
2012	11.277442	11.760215	4.28%	0
2011	12.295787	11.277442	-8.28%	0
2010*	10.000000	12.295787	22.96%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	13.091305	12.072118	-7.79%	0
2012	11.206149	13.091305	16.82%	0
2011	10.635737	11.206149	5.36%	0
2010*	10.000000	10.635737	6.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.269605	11.372152	-7.31%	0
2012	11.753803	12.269605	4.39%	0
2011	10.928561	11.753803	7.55%	0
2010*	10.000000	10.928561	9.29%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.343751	11.196058	-9.30%	0
2012	11.644422	12.343751	6.01%	0
2011	10.923638	11.644422	6.60%	0
2010*	10.000000	10.923638	9.24%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.328639	12.918523	4.78%	0
2012	10.883434	12.328639	13.28%	0
2011	10.627302	10.883434	2.41%	0
2010*	10.000000	10.627302	6.27%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.340494	10.233941	-1.03%	0
2012	9.857290	10.340494	4.90%	0
2011*	10.000000	9.857290	-1.43%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.903084	10.577156	-2.99%	0
2012	10.037599	10.903084	8.62%	0
2011*	10.000000	10.037599	0.38%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.939373	-0.61%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.434479	9.153975	-2.97%	0
2012	8.517641	9.434479	10.76%	0
2011	11.240739	8.517641	-24.23%	0
2010*	10.000000	11.240739	12.41%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	12.112762	13.434400	10.91%	0
2012	10.554154	12.112762	14.77%	0
2011	10.859588	10.554154	-2.81%	0
2010*	10.000000	10.859588	8.60%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.606079	13.758034	9.14%	0
2012	11.135144	12.606079	13.21%	0
2011	10.924896	11.135144	1.92%	0
2010*	10.000000	10.924896	9.25%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.255858	10.556505	14.05%	0
2012	8.080098	9.255858	14.55%	0
2011	11.157224	8.080098	-27.58%	0
2010*	10.000000	11.157224	11.57%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.906821	13.115439	32.39%	0
2012	7.486145	9.906821	32.34%	0
2011*	10.000000	7.486145	-25.14%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.335333	9.792759	17.48%	0
2012	7.745420	8.335333	7.62%	0
2011*	10.000000	7.745420	-22.55%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.734331	4.906728	-27.14%	0
2012	8.139580	6.734331	-17.26%	0
2011	9.005212	8.139580	-9.61%	0
2010*	10.000000	9.005212	-9.95%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.098897	21.884444	67.07%	0
2012	9.384605	13.098897	39.58%	0
2011*	10.000000	9.384605	-6.15%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.662352	15.011560	28.72%	0
2012	10.322876	11.662352	12.98%	0
2011	10.405866	10.322876	-0.80%	0
2010*	10.000000	10.405866	4.06%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.908785	13.900448	27.42%	0
2012	9.919698	10.908785	9.97%	0
2011*	10.000000	9.919698	-0.80%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.711374	16.249548	38.75%	0
2012	9.669115	11.711374	21.12%	0
2011*	10.000000	9.669115	-3.31%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.305063	8.637788	-7.17%	0
2012	8.801951	9.305063	5.72%	0
2011	11.050127	8.801951	-20.35%	0
2010*	10.000000	11.050127	10.50%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	11.116060	13.412958	20.66%	0
2012	9.610892	11.116060	15.66%	0
2011	10.633030	9.610892	-9.61%	0
2010*	10.000000	10.633030	6.33%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.273084	13.459895	31.02%	0
2012	8.302735	10.273084	23.73%	0
2011*	10.000000	8.302735	-16.97%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.220419	15.555928	38.64%	0
2012	9.634206	11.220419	16.46%	0
2011*	10.000000	9.634206	-3.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	10.064430	13.796602	37.08%	0
2012	8.761436	10.064430	14.87%	0
2011*	10.000000	8.761436	-12.39%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.650805	12.625182	18.54%	0
2012	9.261242	10.650805	15.00%	0
2011	10.898547	9.261242	-15.02%	0
2010*	10.000000	10.898547	8.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	10.082388	15.173643	50.50%	0
2012	8.486544	10.082388	18.80%	0
2011*	10.000000	8.486544	-15.13%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.826022	12.978709	47.05%	0
2012	7.236541	8.826022	21.96%	0
2011	8.955009	7.236541	-19.19%	0
2010*	10.000000	8.955009	-10.45%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.546462	16.711881	33.20%	0
2012	10.881598	12.546462	15.30%	0
2011	10.811870	10.881598	0.64%	0
2010*	10.000000	10.811870	8.12%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.500430	14.154582	23.08%	0
2012	11.266949	11.500430	2.07%	0
2011	11.108115	11.266949	1.43%	0
2010*	10.000000	11.108115	11.08%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.572790	15.111024	30.57%	0
2012	10.429868	11.572790	10.96%	0
2011*	10.000000	10.429868	4.30%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	7.045223	4.336896	-38.44%	0
2012	8.311169	7.045223	-15.23%	0
2011*	10.000000	8.311169	-16.89%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.817554	10.740956	-0.71%	0
2012	9.306754	10.817554	16.23%	0
2011*	10.000000	9.306754	-6.93%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.056991	5.843071	15.54%	0
2012	5.477716	5.056991	-7.68%	0
2011	8.835026	5.477716	-38.00%	0
2010*	10.000000	8.835026	-11.65%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.404618	11.128387	32.41%	0
2012	8.841085	8.404618	-4.94%	0
2011*	10.000000	8.841085	-11.59%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.918363	7.836896	-1.03%	0
2012	9.179803	7.918363	-13.74%	0
2011	8.362242	9.179803	9.78%	0
2010*	10.000000	8.362242	-16.38%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.852515	5.369637	-21.64%	0
2012	8.651678	6.852515	-20.80%	0
2011	8.566934	8.651678	0.99%	0
2010*	10.000000	8.566934	-14.33%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.226371	4.360413	-29.97%	0
2012	7.729489	6.226371	-19.45%	0
2011	8.703475	7.729489	-11.19%	0
2010*	10.000000	8.703475	-12.97%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.184330	12.647985	24.19%	0
2012	9.307293	10.184330	9.42%	0
2011*	10.000000	9.307293	-6.93%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	11.038819	12.272139	11.17%	0
2012	9.550500	11.038819	15.58%	0
2011*	10.000000	9.550500	-4.50%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	15.072973	12.094771	-19.76%	0
2012	15.048399	15.072973	0.16%	0
2011	10.570204	15.048399	42.37%	0
2010*	10.000000	10.570204	5.70%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.853103	26.380744	77.61%	0
2012	11.194637	14.853103	32.68%	0
2011	11.421136	11.194637	-1.98%	0
2010*	10.000000	11.421136	14.21%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.674248	1.872184	-49.05%	0
2012	5.717965	3.674248	-35.74%	0
2011	7.406503	5.717965	-22.80%	0
2010*	10.000000	7.406503	-25.93%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.780914	12.118490	12.41%	0
2012	10.852668	10.780914	-0.66%	0
2011*	10.000000	10.852668	8.53%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	4.966825	6.364987	28.15%	0
2012	4.030814	4.966825	23.22%	0
2011	5.224752	4.030814	-22.85%	0
2010	4.659361	5.224752	12.13%	0
2009	4.863968	4.659361	-4.21%	0
2008	8.333742	4.863968	-41.64%	31
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	10.610829	10.657446	0.44%	0
2012	9.660631	10.610829	9.84%	0
2011	11.657148	9.660631	-17.13%	0
2010	9.276689	11.657148	25.66%	0
2009	6.015415	9.276689	54.22%	20
2008	11.105932	6.015415	-45.84%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	17.831130	27.276130	52.97%	0
2012	13.218850	17.831130	34.89%	0
2011	12.049194	13.218850	9.71%	0
2010	10.972118	12.049194	9.82%	0
2009	9.346488	10.972118	17.39%	1
2008	10.679563	9.346488	-12.48%	21
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	6.469449	6.211592	-3.99%	0
2012	6.614857	6.469449	-2.20%	0
2011	7.142682	6.614857	-7.39%	0
2010	6.665105	7.142682	7.17%	0
2009	6.022518	6.665105	10.67%	7,818
2008	11.909891	6.022518	-49.43%	8,018
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	13.747893	17.490856	27.23%	0
2012	12.709213	13.747893	8.17%	0
2011	11.261571	12.709213	12.85%	0
2010	9.679548	11.261571	16.34%	0
2009	8.191557	9.679548	18.16%	13
2008	10.778823	8.191557	-24.00%	20
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.712063	12.447100	61.40%	0
2012	6.636547	7.712063	16.21%	0
2011	6.132599	6.636547	8.22%	0
2010	4.962091	6.132599	23.59%	0
2009	3.654642	4.962091	35.78%	0
2008	9.623014	3.654642	-62.02%	4

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.883855	9.222478	33.97%	0
2012	6.867277	6.883855	0.24%	0
2011	8.289223	6.867277	-17.15%	0
2010	7.627300	8.289223	8.68%	0
2009	4.474192	7.627300	70.47%	15
2008	9.040676	4.474192	-50.51%	5
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.343521	11.443972	22.48%	0
2012	9.198051	9.343521	1.58%	0
2011	9.847983	9.198051	-6.60%	0
2010	8.338606	9.847983	18.10%	0
2009	6.069217	8.338606	37.39%	8
2008	11.337376	6.069217	-46.47%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	8.173040	10.044518	22.90%	0
2012	8.205954	8.173040	-0.40%	0
2011	9.119463	8.205954	-10.02%	0
2010	7.293250	9.119463	25.04%	0
2009	4.526601	7.293250	61.12%	15
2008	10.762873	4.526601	-57.94%	3
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.630323	6.919798	22.90%	0
2012	4.665362	5.630323	20.68%	0
2011	5.541729	4.665362	-15.81%	0
2010	6.261066	5.541729	-11.49%	0
2009	4.652800	6.261066	34.57%	10
2008	10.390800	4.652800	-55.22%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	6.354782	8.041014	26.53%	0
2012	5.221673	6.354782	21.70%	0
2011	6.187050	5.221673	-15.60%	0
2010	5.453583	6.187050	13.45%	0
2009	4.593460	5.453583	18.72%	16
2008	8.912429	4.593460	-48.46%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	16.765526	13.595708	-18.91%	0
2012	16.407976	16.765526	2.18%	0
2011	11.690335	16.407976	40.36%	0
2010	10.703290	11.690335	9.22%	0
2009	15.760903	10.703290	-32.09%	11,334
2008	10.970491	15.760903	43.67%	8,016

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	11.978874	16.851824	40.68%	0
2012	10.306623	11.978874	16.23%	0
2011	9.924340	10.306623	3.85%	0
2010	9.370121	9.924340	5.91%	0
2009	7.577936	9.370121	23.65%	8
2008	10.166271	7.577936	-25.46%	22
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.477223	17.218133	50.02%	0
2012	9.696087	11.477223	18.37%	0
2011	11.097275	9.696087	-12.63%	0
2010	9.262625	11.097275	19.81%	0
2009	5.629829	9.262625	64.53%	26
2008	10.295339	5.629829	-45.32%	2
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	3.392703	1.888500	-44.34%	0
2012	4.410570	3.392703	-23.08%	0
2011	6.096721	4.410570	-27.66%	0
2010	8.816459	6.096721	-30.85%	0
2009	16.057390	8.816459	-45.09%	0
2008	10.063942	16.057390	59.55%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.172151	4.770368	14.34%	0
2012	4.483578	4.172151	-6.95%	0
2011	6.497372	4.483578	-30.99%	0
2010	7.511929	6.497372	-13.51%	0
2009	6.341504	7.511929	18.46%	0
2008	9.159861	6.341504	-30.77%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.774533	3.430498	-28.15%	0
2012	5.895585	4.774533	-19.02%	0
2011	6.413441	5.895585	-8.07%	0
2010	8.653671	6.413441	-25.89%	0
2009	13.478426	8.653671	-35.80%	0
2008	10.107932	13.478426	33.35%	4
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	4.607283	3.242642	-29.62%	0
2012	5.708961	4.607283	-19.30%	0
2011	6.399752	5.708961	-10.79%	0
2010	8.194056	6.399752	-21.90%	0
2009	13.784983	8.194056	-40.56%	0
2008	9.387740	13.784983	46.84%	0

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	4.463478	3.061868	-31.40%	0
2012	5.497613	4.463478	-18.81%	0
2011	5.998584	5.497613	-8.35%	0
2010	8.355132	5.998584	-28.20%	0
2009	12.544273	8.355132	-33.39%	0
2008	10.141257	12.544273	23.70%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	6.118049	4.459783	-27.10%	0
2012	7.428949	6.118049	-17.65%	0
2011	8.233347	7.428949	-9.77%	0
2010	9.994739	8.233347	-17.62%	0
2009	13.906633	9.994739	-28.13%	0
2008	10.067543	13.906633	38.13%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.136504	11.043828	54.75%	0
2012	5.989948	7.136504	19.14%	0
2011	8.497939	5.989948	-29.51%	0
2010	7.402351	8.497939	14.80%	0
2009	6.033623	7.402351	22.69%	3
2008	9.074710	6.033623	-33.51%	3
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	10.802606	15.261027	41.27%	0
2012	8.976148	10.802606	20.35%	0
2011	8.831874	8.976148	1.63%	0
2010	6.830433	8.831874	29.30%	0
2009	5.036052	6.830433	35.63%	13
2008	9.972592	5.036052	-49.50%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	10.045385	14.970893	49.03%	0
2012	8.144985	10.045385	23.33%	0
2011	8.885098	8.144985	-8.33%	0
2010	6.511522	8.885098	36.45%	0
2009	4.307262	6.511522	51.18%	0
2008	9.613869	4.307262	-55.20%	4
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.409657	20.397624	78.78%	0
2012	8.575557	11.409657	33.05%	0
2011	8.703400	8.575557	-1.47%	0
2010	6.408721	8.703400	35.81%	0
2009	2.966118	6.408721	116.06%	8
2008	10.912229	2.966118	-72.82%	10

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.723099	16.990800	33.54%	0
2012	10.983871	12.723099	15.83%	0
2011	10.837248	10.983871	1.35%	0
2010	9.220278	10.837248	17.54%	0
2009	6.114849	9.220278	50.79%	131
2008	10.612108	6.114849	-42.38%	1
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.390861	12.401595	47.80%	0
2012	6.919421	8.390861	21.27%	0
2011	7.057477	6.919421	-1.96%	0
2010	5.930337	7.057477	19.01%	0
2009	4.411701	5.930337	34.42%	34,911
2008	9.768966	4.411701	-54.84%	40,663
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.278331	5.495423	-46.53%	0
2012	10.804153	10.278331	-4.87%	0
2011	14.360140	10.804153	-24.76%	0
2010	10.483948	14.360140	36.97%	0
2009	7.081528	10.483948	48.05%	15
2008	11.619915	7.081528	-39.06%	14
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	9.978425	10.289045	3.11%	0
2012	8.499850	9.978425	17.40%	0
2011	8.378535	8.499850	1.45%	0
2010	6.764183	8.378535	23.87%	0
2009	5.443404	6.764183	24.26%	88
2008	9.402754	5.443404	-42.11%	57
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	12.707245	17.118122	34.71%	0
2012	10.970101	12.707245	15.84%	0
2011	10.501961	10.970101	4.46%	0
2010	8.459898	10.501961	24.14%	0
2009	5.913096	8.459898	43.07%	9
2008	8.889818	5.913096	-33.48%	21
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.793809	13.832126	57.29%	0
2012	7.260213	8.793809	21.12%	0
2011	8.334159	7.260213	-12.89%	0
2010	6.094704	8.334159	36.74%	0
2009	4.608626	6.094704	32.25%	65
2008	9.552745	4.608626	-51.76%	4

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	6.797857	11.377072	67.36%	0
2012	5.296322	6.797857	28.35%	0
2011	5.558400	5.296322	-4.71%	0
2010	4.465880	5.558400	24.46%	0
2009	3.075581	4.465880	45.20%	0
2008	9.684220	3.075581	-68.24%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.081462	16.936793	40.19%	0
2012	10.748480	12.081462	12.40%	0
2011	10.954203	10.748480	-1.88%	0
2010	8.831762	10.954203	24.03%	0
2009	6.046679	8.831762	46.06%	36
2008	10.129700	6.046679	-40.31%	72
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.834377	14.171462	44.10%	0
2012	8.110932	9.834377	21.25%	0
2011	8.443732	8.110932	-3.94%	0
2010	7.074505	8.443732	19.35%	0
2009	4.714893	7.074505	50.05%	18
2008	9.256888	4.714893	-49.07%	69
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	14.987975	19.930758	32.98%	0
2012	13.019111	14.987975	15.12%	0
2011	13.210780	13.019111	-1.45%	0
2010	10.044775	13.210780	31.52%	0
2009	6.457062	10.044775	55.56%	53
2008	10.193850	6.457062	-36.66%	49
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.220936	13.769425	34.72%	0
2012	8.807387	10.220936	16.05%	0
2011	9.562013	8.807387	-7.89%	0
2010	8.023875	9.562013	19.17%	0
2009	5.209933	8.023875	54.01%	18
2008	9.317019	5.209933	-44.08%	42
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	11.729990	16.442584	40.18%	0
2012	10.690720	11.729990	9.72%	0
2011	10.410791	10.690720	2.69%	0
2010	8.369006	10.410791	24.40%	0
2009	6.297277	8.369006	32.90%	21
2008	9.665093	6.297277	-34.85%	81

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	10.080024	14.281896	41.69%	0
2012	8.441228	10.080024	19.41%	0
2011	9.396537	8.441228	-10.17%	0
2010	7.571827	9.396537	24.10%	0
2009	4.703866	7.571827	60.97%	29
2008	8.392322	4.703866	-43.95%	82
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	6.684020	6.433701	-3.75%	0
2012	7.189599	6.684020	-7.03%	0
2011	7.570006	7.189599	-5.03%	0
2010	7.991120	7.570006	-5.27%	0
2009	9.571541	7.991120	-16.51%	0
2008	9.140223	9.571541	4.72%	7
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.292920	12.481363	34.31%	0
2012	8.365489	9.292920	11.09%	0
2011	9.287225	8.365489	-9.92%	0
2010	8.356513	9.287225	11.14%	0
2009	5.413712	8.356513	54.36%	11
2008	9.997318	5.413712	-45.85%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.602360	7.693331	16.52%	0
2012	6.347264	6.602360	4.02%	0
2011	7.474886	6.347264	-15.09%	0
2010	6.580295	7.474886	13.59%	0
2009	5.154770	6.580295	27.65%	0
2008	9.506262	5.154770	-45.78%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	9.411862	14.064578	49.43%	0
2012	8.069060	9.411862	16.64%	0
2011	9.151554	8.069060	-11.83%	0
2010	7.431793	9.151554	23.14%	0
2009	6.382088	7.431793	16.45%	0
2008	8.607884	6.382088	-25.86%	29
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	10.382725	11.703187	12.72%	0
2012	10.350957	10.382725	0.31%	0
2011	8.972759	10.350957	15.36%	0
2010	8.462736	8.972759	6.03%	0
2009	7.496721	8.462736	12.89%	0
2008	10.730821	7.496721	-30.14%	27

Additional Contract Options Elected Total - 0.80%
Variable account charges of the daily net assets of the variable account - 0.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.096185	8.769385	-3.59%	0
2012	9.098621	9.096185	-0.03%	0
2011	9.522607	9.098621	-4.45%	0
2010	10.169693	9.522607	-6.36%	0
2009	9.616410	10.169693	5.75%	0
2008	11.045710	9.616410	-12.94%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.061165	0.61%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.102911	10.954813	-9.49%	0
2012	10.350498	12.102911	16.93%	0
2011*	10.000000	10.350498	3.50%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.728016	10.922508	1.81%	0
2012	8.322577	10.728016	28.90%	0
2011*	10.000000	8.322577	-16.77%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	10.057875	11.549156	14.83%	0
2012	8.917758	10.057875	12.78%	0
2011*	10.000000	8.917758	-10.82%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.917303	8.681305	9.65%	0
2012	7.719890	7.917303	2.56%	0
2011*	10.000000	7.719890	-22.80%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.690698	10.098606	4.21%	0
2012	9.640655	9.690698	0.52%	0
2011*	10.000000	9.640655	-3.59%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.241863	11.807300	15.28%	0
2012	9.111195	10.241863	12.41%	0
2011*	10.000000	9.111195	-8.89%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.375475	3.75%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.361937	10.310134	-9.26%	1,726
2012	10.671402	11.361937	6.47%	2,188
2011*	10.000000	10.671402	6.71%	2,046
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.093518	16.285982	34.67%	1,732
2012	10.630169	12.093518	13.77%	2,106
2011	10.397740	10.630169	2.24%	2,066
2010*	10.000000	10.397740	3.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	11.894411	15.534944	30.61%	1,290
2012	10.470473	11.894411	13.60%	0
2011	10.453992	10.470473	0.16%	0
2010*	10.000000	10.453992	4.54%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.521912	15.22%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	11.096378	12.588113	13.44%	0
2012	10.177379	11.096378	9.03%	0
2011	10.652203	10.177379	-4.46%	0
2010*	10.000000	10.652203	6.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.987182	8.885202	-11.03%	0
2012	10.288566	9.987182	-2.93%	0
2011	11.879510	10.288566	-13.39%	0
2010*	10.000000	11.879510	18.80%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.522765	10.845117	3.06%	0
2012*	10.000000	10.522765	5.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.153358	11.611267	14.36%	0
2012	9.124225	10.153358	11.28%	0
2011*	10.000000	9.124225	-8.76%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	11.982023	15.182016	26.71%	0
2012	10.324243	11.982023	16.06%	0
2011	10.339700	10.324243	-0.15%	0
2010*	10.000000	10.339700	3.40%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.589909	16.972953	34.81%	1,226
2012	11.099152	12.589909	13.43%	1,226
2011	11.196565	11.099152	-0.87%	4,614
2010*	10.000000	11.196565	11.97%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.612533	11.139700	4.97%	0
2012*	10.000000	10.612533	6.13%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.666498	14.316968	22.72%	0
2012	10.202422	11.666498	14.35%	0
2011	10.450851	10.202422	-2.38%	0
2010*	10.000000	10.450851	4.51%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.581197	5.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.462063	14.62%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.272454	2.72%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.726350	11.903595	22.39%	0
2012	8.627394	9.726350	12.74%	0
2011	9.386453	8.627394	-8.09%	0
2010	8.222409	9.386453	14.16%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.338763	11.292945	9.23%	0
2012	9.412243	10.338763	9.84%	0
2011	9.519147	9.412243	-1.12%	0
2010	8.650383	9.519147	10.04%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.971634	11.740461	17.74%	0
2012	8.946503	9.971634	11.46%	0
2011	9.419661	8.946503	-5.02%	0
2010	8.351992	9.419661	12.78%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	7.061158	7.182424	1.72%	1,161
2012	8.020474	7.061158	-11.96%	932
2011	8.852874	8.020474	-9.40%	3,471
2010	9.256044	8.852874	-4.36%	1,103
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.661799	10.087483	16.46%	1,058
2012	8.365536	8.661799	3.54%	1,193
2011	9.029677	8.365536	-7.36%	1,294
2010	8.189188	9.029677	10.26%	1,413
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.505378	8.572502	0.79%	1,308
2012	8.391739	8.505378	1.35%	1,472
2011	8.186743	8.391739	2.50%	1,739
2010	7.776203	8.186743	5.28%	1,728
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.193774	1.94%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.068093	0.68%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.012935	0.13%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.384603	14.124684	24.07%	0
2012	9.634852	11.384603	18.16%	0
2011	10.471877	9.634852	-7.99%	0
2010*	10.000000	10.471877	4.72%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.872793	-1.27%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.048394	0.48%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.289482	11.073531	7.62%	0
2012	9.497990	10.289482	8.33%	0
2011*	10.000000	9.497990	-5.02%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.849970	18.50%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.733081	13.119796	22.24%	0
2012	9.355034	10.733081	14.73%	0
2011*	10.000000	9.355034	-6.45%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.863868	18.64%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.596848	15.97%	1,702
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.519384	14.787984	28.37%	0
2012	10.002615	11.519384	15.16%	0
2011	10.775495	10.002615	-7.17%	0
2010*	10.000000	10.775495	7.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.313467	12.861447	13.68%	3,014
2012	10.274258	11.313467	10.11%	0
2011	10.503438	10.274258	-2.18%	0
2010*	10.000000	10.503438	5.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.458394	13.774718	20.22%	2,884
2012	10.169466	11.458394	12.67%	0
2011	10.622714	10.169466	-4.27%	2,011
2010*	10.000000	10.622714	6.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.058055	11.504890	4.04%	0
2012	10.375071	11.058055	6.58%	0
2011	10.318260	10.375071	0.55%	0
2010*	10.000000	10.318260	3.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.287794	2.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.359862	3.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.389393	13.303172	16.80%	0
2012	10.222712	11.389393	11.41%	0
2011	10.556418	10.222712	-3.16%	9,016
2010*	10.000000	10.556418	5.56%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.477655	14.142808	23.22%	0
2012	10.102715	11.477655	13.61%	0
2011	10.688457	10.102715	-5.48%	0
2010*	10.000000	10.688457	6.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.264026	12.423435	10.29%	0
2012	10.323907	11.264026	9.11%	3,978
2011	10.440468	10.323907	-1.12%	0
2010*	10.000000	10.440468	4.40%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.931490	10.616526	-2.88%	0
2012	10.292799	10.931490	6.21%	0
2011*	10.000000	10.292799	2.93%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.266997	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.331879	3.32%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.742625	9.659819	-0.85%	4,490
2012	9.826376	9.742625	-0.85%	7,614
2011	9.910376	9.826376	-0.85%	4,309
2010	9.995324	9.910376	-0.85%	1,061
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.608549	-3.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.481340	13.783113	20.05%	0
2012	10.024219	11.481340	14.54%	0
2011	11.186496	10.024219	-10.39%	0
2010*	10.000000	11.186496	11.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.940116	15.912742	33.27%	0
2012	10.369124	11.940116	15.15%	0
2011	10.807172	10.369124	-4.05%	0
2010*	10.000000	10.807172	8.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.183929	14.973005	33.88%	0
2012	9.592551	11.183929	16.59%	0
2011	10.302269	9.592551	-6.89%	97
2010*	10.000000	10.302269	3.02%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.132643	16.673612	37.43%	0
2012	10.673775	12.132643	13.67%	0
2011	11.266561	10.673775	-5.26%	0
2010*	10.000000	11.266561	12.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	12.086668	16.259508	34.52%	0
2012	10.477836	12.086668	15.35%	0
2011	10.818601	10.477836	-3.15%	0
2010*	10.000000	10.818601	8.19%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.349036	-6.51%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.249795	10.173400	-0.75%	166
2012	9.986001	10.249795	2.64%	0
2011*	10.000000	9.986001	-0.14%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.139922	1.40%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.694509	-3.05%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.654172	9.947097	3.03%	0
2012*	10.000000	9.654172	-3.46%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.241980	10.622302	3.71%	8,451
2012*	10.000000	10.241980	2.42%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.464413	14.64%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.886981	10.806237	-0.74%	0
2012	9.564338	10.886981	13.83%	0
2011*	10.000000	9.564338	-4.36%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.744440	9.931085	-15.44%	0
2012	11.268001	11.744440	4.23%	0
2011	12.291681	11.268001	-8.33%	0
2010*	10.000000	12.291681	22.92%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	13.073738	12.049835	-7.83%	98
2012	11.196768	13.073738	16.76%	1,755
2011	10.632181	11.196768	5.31%	224
2010*	10.000000	10.632181	6.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.253096	11.351123	-7.36%	196
2012	11.743930	12.253096	4.34%	0
2011	10.924865	11.743930	7.50%	324
2010*	10.000000	10.924865	9.25%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.327186	11.175383	-9.34%	0
2012	11.634681	12.327186	5.95%	0
2011	10.919984	11.634681	6.54%	227
2010*	10.000000	10.919984	9.20%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.312098	12.894682	4.73%	649
2012	10.874331	12.312098	13.22%	0
2011	10.623753	10.874331	2.36%	354
2010*	10.000000	10.623753	6.24%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.331764	10.220146	-1.08%	0
2012	9.853948	10.331764	4.85%	0
2011*	10.000000	9.853948	-1.46%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.893925	10.562947	-3.04%	0
2012	10.034250	10.893925	8.57%	0
2011*	10.000000	10.034250	0.34%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.938687	-0.61%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.421833	9.137104	-3.02%	0
2012	8.510519	9.421833	10.71%	0
2011	11.237000	8.510519	-24.26%	0
2010*	10.000000	11.237000	12.37%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	12.096448	13.409547	10.86%	0
2012	10.545280	12.096448	14.71%	0
2011	10.855914	10.545280	-2.86%	0
2010*	10.000000	10.855914	8.56%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.589204	13.732693	9.08%	345
2012	11.125849	12.589204	13.15%	2,273
2011	10.921251	11.125849	1.87%	2,590
2010*	10.000000	10.921251	9.21%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.243441	10.537028	13.99%	0
2012	8.073336	9.243441	14.49%	0
2011	11.153498	8.073336	-27.62%	0
2010*	10.000000	11.153498	11.53%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.898496	13.097826	32.32%	0
2012	7.483629	9.898496	32.27%	0
2011*	10.000000	7.483629	-25.16%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.328325	9.779602	17.43%	0
2012	7.742824	8.328325	7.56%	0
2011*	10.000000	7.742824	-22.57%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.725282	4.897666	-27.18%	0
2012	8.132766	6.725282	-17.31%	0
2011	9.002199	8.132766	-9.66%	0
2010*	10.000000	9.002199	-9.98%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.087935	21.855128	66.99%	974
2012	9.381475	13.087935	39.51%	0
2011*	10.000000	9.381475	-6.19%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.646711	14.983871	28.65%	0
2012	10.314236	11.646711	12.92%	0
2011	10.402388	10.314236	-0.85%	0
2010*	10.000000	10.402388	4.02%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.899611	13.881761	27.36%	1,437
2012	9.916375	10.899611	9.92%	0
2011*	10.000000	9.916375	-0.84%	745
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.701548	16.227733	38.68%	2,617
2012	9.665883	11.701548	21.06%	3,028
2011*	10.000000	9.665883	-3.34%	4,958

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.292564	8.621839	-7.22%	0
2012	8.794576	9.292564	5.66%	612
2011	11.046432	8.794576	-20.39%	0
2010*	10.000000	11.046432	10.46%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	11.101145	13.388216	20.60%	0
2012	9.602849	11.101145	15.60%	456
2011	10.629482	9.602849	-9.66%	0
2010*	10.000000	10.629482	6.29%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.264456	13.441816	30.95%	0
2012	8.299959	10.264456	23.67%	0
2011*	10.000000	8.299959	-17.00%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.211005	15.535043	38.57%	0
2012	9.630987	11.211005	16.41%	0
2011*	10.000000	9.630987	-3.69%	778
ProFunds - ProFund VP Industrials - Q/NQ
2013	10.055986	13.778098	37.01%	0
2012	8.758513	10.055986	14.81%	0
2011*	10.000000	8.758513	-12.41%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.636509	12.601870	18.48%	0
2012	9.253486	10.636509	14.95%	0
2011	10.894909	9.253486	-15.07%	49
2010*	10.000000	10.894909	8.95%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	10.073921	15.153280	50.42%	0
2012	8.483701	10.073921	18.74%	0
2011*	10.000000	8.483701	-15.16%	605
ProFunds - ProFund VP Japan - Q/NQ
2013	8.814170	12.954757	46.98%	49
2012	7.230479	8.814170	21.90%	0
2011	8.952009	7.230479	-19.23%	62
2010*	10.000000	8.952009	-10.48%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.529642	16.681073	33.13%	71
2012	10.872503	12.529642	15.24%	42
2011	10.808260	10.872503	0.59%	125
2010*	10.000000	10.808260	8.08%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.485013	14.128487	23.02%	0
2012	11.257527	11.485013	2.02%	0
2011	11.104407	11.257527	1.38%	0
2010*	10.000000	11.104407	11.04%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.563062	15.090725	30.51%	0
2012	10.426379	11.563062	10.90%	0
2011*	10.000000	10.426379	4.26%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	7.039298	4.331062	-38.47%	0
2012	8.308388	7.039298	-15.27%	0
2011*	10.000000	8.308388	-16.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.808455	10.726504	-0.76%	0
2012	9.303632	10.808455	16.17%	0
2011*	10.000000	9.303632	-6.96%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.050189	5.832276	15.49%	419
2012	5.473125	5.050189	-7.73%	0
2011	8.832070	5.473125	-38.03%	0
2010*	10.000000	8.832070	-11.68%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.397563	11.113447	32.34%	0
2012	8.838132	8.397563	-4.98%	0
2011*	10.000000	8.838132	-11.62%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.907739	7.822457	-1.08%	1,207
2012	9.172115	7.907739	-13.78%	0
2011	8.359443	9.172115	9.72%	0
2010*	10.000000	8.359443	-16.41%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.843323	5.359738	-21.68%	0
2012	8.644443	6.843323	-20.84%	0
2011	8.564068	8.644443	0.94%	0
2010*	10.000000	8.564068	-14.36%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.218012	4.352359	-30.00%	0
2012	7.723020	6.218012	-19.49%	0
2011	8.700565	7.723020	-11.24%	0
2010*	10.000000	8.700565	-12.99%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	10.175785	12.631001	24.13%	2,648
2012	9.304182	10.175785	9.37%	3,064
2011*	10.000000	9.304182	-6.96%	5,810
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	11.029556	12.255668	11.12%	0
2012	9.547309	11.029556	15.53%	0
2011*	10.000000	9.547309	-4.53%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	15.052752	12.072458	-19.80%	0
2012	15.035811	15.052752	0.11%	103
2011	10.566671	15.035811	42.29%	0
2010*	10.000000	10.566671	5.67%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.833186	26.332119	77.52%	0
2012	11.185271	14.833186	32.61%	0
2011	11.417325	11.185271	-2.03%	0
2010*	10.000000	11.417325	14.17%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.669295	1.868714	-49.07%	0
2012	5.713176	3.669295	-35.77%	0
2011	7.404020	5.713176	-22.84%	0
2010*	10.000000	7.404020	-25.96%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.771856	12.102205	12.35%	937
2012	10.849033	10.771856	-0.71%	1,310
2011*	10.000000	10.849033	8.49%	2,162
Rydex Variable Trust - Banking Fund - Q/NQ
2013	4.953267	6.344434	28.09%	0
2012	4.021837	4.953267	23.16%	0
2011	5.215738	4.021837	-22.89%	0
2010	4.653662	5.215738	12.08%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	10.581886	10.623024	0.39%	0
2012	9.639139	10.581886	9.78%	0
2011	11.637071	9.639139	-17.17%	0
2010	9.265371	11.637071	25.60%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	17.782513	27.188066	52.89%	0
2012	13.189470	17.782513	34.82%	0
2011	12.028455	13.189470	9.65%	0
2010	10.958754	12.028455	9.76%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	6.451799	6.191527	-4.03%	0
2012	6.600148	6.451799	-2.25%	0
2011	7.130385	6.600148	-7.44%	0
2010	6.656984	7.130385	7.11%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	13.710401	17.434376	27.16%	0
2012	12.680958	13.710401	8.12%	0
2011	11.242195	12.680958	12.80%	825
2010	9.667755	11.242195	16.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.691054	12.406945	61.32%	0
2012	6.621807	7.691054	16.15%	0
2011	6.122045	6.621807	8.16%	0
2010	4.956041	6.122045	23.53%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.865054	9.192653	33.91%	0
2012	6.851984	6.865054	0.19%	0
2011	8.274934	6.851984	-17.20%	0
2010	7.618000	8.274934	8.62%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.318012	11.406975	22.42%	1,711
2012	9.177575	9.318012	1.53%	0
2011	9.831014	9.177575	-6.65%	0
2010	8.328444	9.831014	18.04%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	8.150751	10.012087	22.84%	0
2012	8.187716	8.150751	-0.45%	0
2011	9.103776	8.187716	-10.06%	0
2010	7.284371	9.103776	24.98%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.614958	6.897435	22.84%	0
2012	4.654968	5.614958	20.62%	655
2011	5.532181	4.654968	-15.86%	0
2010	6.253421	5.532181	-11.53%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	6.337396	8.014971	26.47%	0
2012	5.210031	6.337396	21.64%	0
2011	6.176372	5.210031	-15.65%	0
2010	5.446925	6.176372	13.39%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	16.719809	13.551812	-18.95%	532
2012	16.371502	16.719809	2.13%	1,975
2011	11.670209	16.371502	40.28%	5,832
2010	10.690246	11.670209	9.17%	710
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	11.946163	16.797349	40.61%	675
2012	10.283681	11.946163	16.17%	675
2011	9.907245	10.283681	3.80%	675
2010	9.358698	9.907245	5.86%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.445906	17.162511	49.94%	0
2012	9.674519	11.445906	18.31%	0
2011	11.078163	9.674519	-12.67%	502
2010	9.251335	11.078163	19.75%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	3.383459	1.882398	-44.36%	0
2012	4.400775	3.383459	-23.12%	0
2011	6.086224	4.400775	-27.69%	0
2010	8.805732	6.086224	-30.88%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.160730	4.754917	14.28%	2,873
2012	4.473579	4.160730	-6.99%	903
2011	6.486159	4.473579	-31.03%	0
2010	7.502760	6.486159	-13.55%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.761522	3.419411	-28.19%	0
2012	5.882477	4.761522	-19.06%	0
2011	6.402394	5.882477	-8.12%	0
2010	8.643134	6.402394	-25.93%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	4.594705	3.232151	-29.65%	388
2012	5.696272	4.594705	-19.34%	0
2011	6.388736	5.696272	-10.84%	0
2010	8.184079	6.388736	-21.94%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	4.451309	3.051980	-31.44%	1,916
2012	5.485391	4.451309	-18.85%	0
2011	5.988249	5.485391	-8.40%	0
2010	8.344960	5.988249	-28.24%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	6.101344	4.445357	-27.14%	282
2012	7.412425	6.101344	-17.69%	0
2011	8.219169	7.412425	-9.82%	0
2010	9.982582	8.219169	-17.66%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.117039	11.008151	54.67%	57
2012	5.976620	7.117039	19.08%	0
2011	8.483307	5.976620	-29.55%	0
2010	7.393309	8.483307	14.74%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	10.773158	15.211772	41.20%	0
2012	8.956202	10.773158	20.29%	0
2011	8.816684	8.956202	1.58%	0
2010	6.822110	8.816684	29.24%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	10.017937	14.922472	48.96%	0
2012	8.126847	10.017937	23.27%	0
2011	8.869776	8.126847	-8.38%	0
2010	6.503570	8.869776	36.38%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.378543	20.331778	78.69%	1,196
2012	8.556489	11.378543	32.98%	0
2011	8.688404	8.556489	-1.52%	2,329
2010	6.400904	8.688404	35.74%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.688388	16.935912	33.48%	6,512
2012	10.959443	12.688388	15.78%	1,079
2011	10.818587	10.959443	1.30%	1,443
2010	9.209038	10.818587	17.48%	1,215
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.367991	12.361578	47.72%	148
2012	6.904045	8.367991	21.20%	165
2011	7.045342	6.904045	-2.01%	173
2010	5.923114	7.045342	18.95%	183
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.250277	5.477653	-46.56%	0
2012	10.780108	10.250277	-4.91%	0
2011	14.335398	10.780108	-24.80%	0
2010	10.471155	14.335398	36.90%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	9.951218	10.255822	3.06%	103
2012	8.480955	9.951218	17.34%	115
2011	8.364111	8.480955	1.40%	123
2010	6.755926	8.364111	23.80%	133
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	12.672612	17.062878	34.64%	0
2012	10.945731	12.672612	15.78%	0
2011	10.483902	10.945731	4.41%	0
2010	8.449603	10.483902	24.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.769815	13.787439	57.21%	0
2012	7.244056	8.769815	21.06%	0
2011	8.319791	7.244056	-12.93%	0
2010	6.087250	8.319791	36.68%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	6.779358	11.340392	67.28%	0
2012	5.284573	6.779358	28.29%	1,974
2011	5.548858	5.284573	-4.76%	0
2010	4.460451	5.548858	24.40%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	12.048503	16.882088	40.12%	931
2012	10.724579	12.048503	12.34%	0
2011	10.935351	10.724579	-1.93%	2,077
2010	8.820999	10.935351	23.97%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.807509	14.125625	44.03%	1,206
2012	8.092858	9.807509	21.19%	796
2011	8.429157	8.092858	-3.99%	437
2010	7.065851	8.429157	19.29%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	14.947094	19.866378	32.91%	395
2012	12.990162	14.947094	15.06%	0
2011	13.188043	12.990162	-1.50%	1,803
2010	10.032537	13.188043	31.45%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.193036	13.724932	34.65%	0
2012	8.787782	10.193036	15.99%	408
2011	9.545531	8.787782	-7.94%	53
2010	8.014074	9.545531	19.11%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	11.697969	16.389438	40.10%	840
2012	10.666924	11.697969	9.67%	0
2011	10.392850	10.666924	2.64%	0
2010	8.358789	10.392850	24.33%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	10.052522	14.235763	41.61%	722
2012	8.422449	10.052522	19.35%	282
2011	9.380348	8.422449	-10.21%	0
2010	7.562585	9.380348	24.04%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	6.665773	6.412903	-3.79%	0
2012	7.173605	6.665773	-7.08%	0
2011	7.556964	7.173605	-5.07%	0
2010	7.981385	7.556964	-5.32%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.267566	12.441045	34.24%	0
2012	8.346889	9.267566	11.03%	0
2011	9.271245	8.346889	-9.97%	0
2010	8.346339	9.271245	11.08%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.584353	7.668474	16.47%	0
2012	6.333148	6.584353	3.97%	0
2011	7.462011	6.333148	-15.13%	0
2010	6.572279	7.462011	13.54%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	9.386179	14.019141	49.36%	0
2012	8.051116	9.386179	16.58%	0
2011	9.135785	8.051116	-11.87%	0
2010	7.422728	9.135785	23.08%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	10.354441	11.665415	12.66%	852
2012	10.327984	10.354441	0.26%	852
2011	8.957337	10.327984	15.30%	2,505
2010	8.452441	8.957337	5.97%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	9.071361	8.741048	-3.64%	144
2012	9.078387	9.071361	-0.08%	0
2011	9.506215	9.078387	-4.50%	0
2010	10.157309	9.506215	-6.41%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.060472	0.60%	0

Additional Contract Options Elected Total - 0.85%
Variable account charges of the daily net assets of the variable account - 0.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.092760	10.940108	-9.53%	0
2012	10.347046	12.092760	16.87%	0
2011*	10.000000	10.347046	3.47%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.719020	10.907853	1.76%	0
2012	8.319787	10.719020	28.84%	0
2011*	10.000000	8.319787	-16.80%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	10.049431	11.533650	14.77%	0
2012	8.914770	10.049431	12.73%	0
2011*	10.000000	8.914770	-10.85%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.910649	8.669630	9.59%	0
2012	7.717303	7.910649	2.51%	0
2011*	10.000000	7.717303	-22.83%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.682569	10.085057	4.16%	0
2012	9.637435	9.682569	0.47%	0
2011*	10.000000	9.637435	-3.63%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.216049	11.759720	15.11%	0
2012	9.102038	10.216049	12.24%	0
2011*	10.000000	9.102038	-8.98%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.373326	3.73%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.333329	10.268609	-9.39%	0
2012	10.660702	11.333329	6.31%	0
2011*	10.000000	10.660702	6.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.044841	16.195914	34.46%	0
2012	10.603466	12.044841	13.59%	0
2011	10.387306	10.603466	2.08%	0
2010*	10.000000	10.387306	3.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	11.846548	15.449023	30.41%	1,615
2012	10.444180	11.846548	13.43%	0
2011	10.443507	10.444180	0.01%	0
2010*	10.000000	10.443507	4.44%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.510278	15.10%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	11.051756	12.518522	13.27%	0
2012	10.151830	11.051756	8.86%	0
2011	10.641518	10.151830	-4.60%	0
2010*	10.000000	10.641518	6.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.947007	8.836067	-11.17%	0
2012	10.262736	9.947007	-3.08%	0
2011	11.867608	10.262736	-13.52%	0
2010*	10.000000	11.867608	18.68%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.512151	10.817787	2.91%	0
2012*	10.000000	10.512151	5.12%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.127801	11.564523	14.19%	0
2012	9.115067	10.127801	11.11%	0
2011*	10.000000	9.115067	-8.85%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	11.933802	15.098069	26.52%	1,653
2012	10.298311	11.933802	15.88%	0
2011	10.329332	10.298311	-0.30%	0
2010*	10.000000	10.329332	3.29%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.539269	16.879137	34.61%	1,643
2012	11.071290	12.539269	13.26%	0
2011	11.185338	11.071290	-1.02%	0
2010*	10.000000	11.185338	11.85%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.601842	11.111632	4.81%	0
2012*	10.000000	10.601842	6.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.619564	14.237824	22.53%	0
2012	10.176807	11.619564	14.18%	0
2011	10.440367	10.176807	-2.52%	0
2010*	10.000000	10.440367	4.40%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.570491	5.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.450483	14.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.270325	2.70%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.646854	11.788459	22.20%	0
2012	8.569879	9.646854	12.57%	0
2011	9.337986	8.569879	-8.23%	0
2010	8.192330	9.337986	13.98%	0
2009	5.935941	8.192330	38.01%	0
2008	10.535771	5.935941	-43.66%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.254300	11.183740	9.06%	0
2012	9.349532	10.254300	9.68%	0
2011	9.470015	9.349532	-1.27%	0
2010	8.618769	9.470015	9.88%	0
2009	7.102042	8.618769	21.36%	0
2008	10.259051	7.102042	-30.77%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.886384	11.622487	17.56%	0
2012	8.883486	9.886384	11.29%	0
2011	9.367458	8.883486	-5.17%	0
2010	8.318271	9.367458	12.61%	0
2009	6.187488	8.318271	34.44%	0
2008	10.801330	6.187488	-42.72%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	7.017964	7.127681	1.56%	0
2012	7.983529	7.017964	-12.09%	0
2011	8.825414	7.983529	-9.54%	0
2010	9.241316	8.825414	-4.50%	0
2009	9.725077	9.241316	-4.97%	0
2008*	10.000000	9.725077	-2.75%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.591030	9.989932	16.28%	0
2012	8.309789	8.591030	3.38%	0
2011	8.983081	8.309789	-7.50%	0
2010	8.159247	8.983081	10.10%	0
2009	6.474511	8.159247	26.02%	0
2008	11.035323	6.474511	-41.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.435888	8.489605	0.64%	0
2012	8.335820	8.435888	1.20%	0
2011	8.144478	8.335820	2.35%	0
2010	7.747783	8.144478	5.12%	0
2009	8.091764	7.747783	-4.25%	0
2008	10.056107	8.091764	-19.53%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.183464	1.83%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.066006	0.66%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.010864	0.11%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.338791	14.046578	23.88%	0
2012	9.610652	11.338791	17.98%	0
2011	10.461368	9.610652	-8.13%	0
2010*	10.000000	10.461368	4.61%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.862797	-1.37%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.038235	0.38%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.263565	11.028910	7.46%	0
2012	9.488453	10.263565	8.17%	0
2011*	10.000000	9.488453	-5.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.837999	18.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.706049	13.066968	22.05%	3,696
2012	9.345636	10.706049	14.56%	0
2011*	10.000000	9.345636	-6.54%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.846608	18.47%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.579982	15.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.473036	14.706215	28.18%	0
2012	9.977500	11.473036	14.99%	0
2011	10.764692	9.977500	-7.31%	0
2010*	10.000000	10.764692	7.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.267940	12.790319	13.51%	0
2012	10.248454	11.267940	9.95%	0
2011	10.492906	10.248454	-2.33%	0
2010*	10.000000	10.492906	4.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.412302	13.698563	20.03%	0
2012	10.143931	11.412302	12.50%	0
2011	10.612060	10.143931	-4.41%	0
2010*	10.000000	10.612060	6.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	11.013558	11.441276	3.88%	0
2012	10.349024	11.013558	6.42%	0
2011	10.307903	10.349024	0.40%	0
2010*	10.000000	10.307903	3.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.285659	2.86%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.357714	3.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.343561	13.229608	16.63%	0
2012	10.197032	11.343561	11.24%	0
2011	10.545833	10.197032	-3.31%	0
2010*	10.000000	10.545833	5.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.431473	14.064603	23.03%	0
2012	10.077344	11.431473	13.44%	0
2011	10.677736	10.077344	-5.62%	4,198
2010*	10.000000	10.677736	6.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.218708	12.354728	10.13%	0
2012	10.297994	11.218708	8.94%	0
2011	10.430001	10.297994	-1.27%	0
2010*	10.000000	10.430001	4.30%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.903980	10.573784	-3.03%	0
2012	10.282483	10.903980	6.04%	0
2011*	10.000000	10.282483	2.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.264869	2.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.329737	3.30%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.697674	9.600698	-1.00%	4,460
2012	9.795897	9.697674	-1.00%	6,594
2011	9.894559	9.795897	-1.00%	11,611
2010	9.994495	9.894559	-1.00%	6,519
2009*	10.000000	9.994495	-0.06%	1,716
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.598822	-4.01%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.435156	13.706910	19.87%	0
2012	9.999055	11.435156	14.36%	0
2011	11.175293	9.999055	-10.53%	0
2010*	10.000000	11.175293	11.75%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.892068	15.824763	33.07%	0
2012	10.343079	11.892068	14.98%	0
2011	10.796334	10.343079	-4.20%	0
2010*	10.000000	10.796334	7.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.138927	14.890223	33.68%	0
2012	9.568453	11.138927	16.41%	0
2011	10.291933	9.568453	-7.03%	0
2010*	10.000000	10.291933	2.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.083804	16.581394	37.22%	0
2012	10.646952	12.083804	13.50%	0
2011	11.255253	10.646952	-5.40%	0
2010*	10.000000	11.255253	12.55%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	12.038028	16.169602	34.32%	0
2012	10.451525	12.038028	15.18%	0
2011	10.807760	10.451525	-3.30%	0
2010*	10.000000	10.807760	8.08%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.339566	-6.60%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.223981	10.132422	-0.90%	0
2012	9.975994	10.223981	2.49%	0
2011*	10.000000	9.975994	-0.24%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.137823	1.38%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.684716	-3.15%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.646064	9.923709	2.88%	0
2012*	10.000000	9.646064	-3.54%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.233383	10.597326	3.56%	41,936
2012*	10.000000	10.233383	2.33%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.452831	14.53%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.859566	10.762724	-0.89%	0
2012	9.554740	10.859566	13.66%	0
2011*	10.000000	9.554740	-4.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.697220	9.876182	-15.57%	0
2012	11.239740	11.697220	4.07%	0
2011	12.279375	11.239740	-8.47%	0
2010*	10.000000	12.279375	22.79%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	13.021130	11.983187	-7.97%	397
2012	11.168655	13.021130	16.59%	1,413
2011	10.621512	11.168655	5.15%	935
2010*	10.000000	10.621512	6.22%	402
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.203625	11.288191	-7.50%	84
2012	11.714283	12.203625	4.18%	0
2011	10.913761	11.714283	7.33%	2,176
2010*	10.000000	10.913761	9.14%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.277580	11.113579	-9.48%	84
2012	11.605467	12.277580	5.79%	0
2011	10.909032	11.605467	6.38%	455
2010*	10.000000	10.909032	9.09%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.262556	12.823375	4.57%	0
2012	10.847026	12.262556	13.05%	0
2011	10.613097	10.847026	2.20%	0
2010*	10.000000	10.613097	6.13%	408
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.305630	10.178876	-1.23%	0
2012	9.843949	10.305630	4.69%	0
2011*	10.000000	9.843949	-1.56%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.866491	10.520409	-3.18%	0
2012	10.024180	10.866491	8.40%	0
2011*	10.000000	10.024180	0.24%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.936623	-0.63%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.383900	9.086540	-3.17%	0
2012	8.489135	9.383900	10.54%	0
2011	11.225728	8.489135	-24.38%	0
2010*	10.000000	11.225728	12.26%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	12.047624	13.335215	10.69%	0
2012	10.518675	12.047624	14.54%	0
2011	10.844887	10.518675	-3.01%	0
2010*	10.000000	10.844887	8.45%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.538561	13.656757	8.92%	7,007
2012	11.097919	12.538561	12.98%	1,449
2011	10.910309	11.097919	1.72%	0
2010*	10.000000	10.910309	9.10%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.206231	10.478734	13.82%	0
2012	8.053050	9.206231	14.32%	0
2011	11.142315	8.053050	-27.73%	0
2010*	10.000000	11.142315	11.42%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.873538	13.045044	32.12%	0
2012	7.476093	9.873538	32.07%	0
2011*	10.000000	7.476093	-25.24%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.307324	9.740187	17.25%	0
2012	7.735028	8.307324	7.40%	0
2011*	10.000000	7.735028	-22.65%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.698206	4.870558	-27.29%	0
2012	8.112339	6.698206	-17.43%	0
2011	8.993158	8.112339	-9.79%	0
2010*	10.000000	8.993158	-10.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.054964	21.767128	66.73%	0
2012	9.372044	13.054964	39.30%	0
2011*	10.000000	9.372044	-6.28%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.599839	14.901008	28.46%	5,136
2012	10.288331	11.599839	12.75%	0
2011	10.391952	10.288331	-1.00%	458
2010*	10.000000	10.391952	3.92%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.872169	13.825879	27.17%	0
2012	9.906424	10.872169	9.75%	0
2011*	10.000000	9.906424	-0.94%	4,253
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.672069	16.162393	38.47%	0
2012	9.656174	11.672069	20.88%	0
2011*	10.000000	9.656174	-3.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.255168	8.574141	-7.36%	0
2012	8.772487	9.255168	5.50%	539
2011	11.035367	8.772487	-20.51%	0
2010*	10.000000	11.035367	10.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	11.056458	13.314156	20.42%	0
2012	9.578717	11.056458	15.43%	360
2011	10.618818	9.578717	-9.79%	0
2010*	10.000000	10.618818	6.19%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.238573	13.387641	30.76%	0
2012	8.291604	10.238573	23.48%	0
2011*	10.000000	8.291604	-17.08%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.182769	15.472498	38.36%	0
2012	9.621320	11.182769	16.23%	0
2011*	10.000000	9.621320	-3.79%	4,391
ProFunds - ProFund VP Industrials - Q/NQ
2013	10.030630	13.722570	36.81%	0
2012	8.749706	10.030630	14.64%	0
2011*	10.000000	8.749706	-12.50%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.593705	12.532171	18.30%	0
2012	9.230241	10.593705	14.77%	0
2011	10.883988	9.230241	-15.19%	0
2010*	10.000000	10.883988	8.84%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	10.048532	15.092253	50.19%	0
2012	8.475181	10.048532	18.56%	0
2011*	10.000000	8.475181	-15.25%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2013	8.778683	12.883095	46.75%	0
2012	7.212307	8.778683	21.72%	0
2011	8.943031	7.212307	-19.35%	0
2010*	10.000000	8.943031	-10.57%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.479230	16.588847	32.93%	123
2012	10.845199	12.479230	15.07%	0
2011	10.797419	10.845199	0.44%	0
2010*	10.000000	10.797419	7.97%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.438787	14.050333	22.83%	0
2012	11.229247	11.438787	1.87%	0
2011	11.093266	11.229247	1.23%	0
2010*	10.000000	11.093266	10.93%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.533949	15.029979	30.31%	0
2012	10.415916	11.533949	10.73%	0
2011*	10.000000	10.415916	4.16%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	7.021560	4.313600	-38.57%	0
2012	8.300042	7.021560	-15.40%	0
2011*	10.000000	8.300042	-17.00%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.781228	10.683299	-0.91%	0
2012	9.294284	10.781228	16.00%	0
2011*	10.000000	9.294284	-7.06%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.029832	5.799999	15.31%	851
2012	5.459349	5.029832	-7.87%	0
2011	8.823188	5.459349	-38.12%	0
2010*	10.000000	8.823188	-11.77%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.376388	11.068670	32.14%	0
2012	8.829245	8.376388	-5.13%	0
2011*	10.000000	8.829245	-11.71%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.875910	7.779172	-1.23%	0
2012	9.149085	7.875910	-13.92%	0
2011	8.351048	9.149085	9.56%	0
2010*	10.000000	8.351048	-16.49%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2013	6.815763	5.330071	-21.80%	0
2012	8.622736	6.815763	-20.96%	0
2011	8.555463	8.622736	0.79%	0
2010*	10.000000	8.555463	-14.45%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.192953	4.328251	-30.11%	0
2012	7.703607	6.192953	-19.61%	0
2011	8.691814	7.703607	-11.37%	0
2010*	10.000000	8.691814	-13.08%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.150165	12.580163	23.94%	0
2012	9.294848	10.150165	9.20%	0
2011*	10.000000	9.294848	-7.05%	4,540
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	11.001768	12.206304	10.95%	0
2012	9.537716	11.001768	15.35%	0
2011*	10.000000	9.537716	-4.62%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.992186	12.005698	-19.92%	0
2012	14.998070	14.992186	-0.04%	0
2011	10.556071	14.998070	42.08%	0
2010*	10.000000	10.556071	5.56%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.773533	26.186632	77.25%	0
2012	11.157181	14.773533	32.41%	0
2011	11.405881	11.157181	-2.18%	0
2010*	10.000000	11.405881	14.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.654500	1.858356	-49.15%	0
2012	5.698800	3.654500	-35.87%	0
2011	7.396575	5.698800	-22.95%	0
2010*	10.000000	7.396575	-26.03%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.744739	12.053477	12.18%	0
2012	10.838154	10.744739	-0.86%	0
2011*	10.000000	10.838154	8.38%	3,882

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	4.912732	6.282996	27.89%	0
2012	3.994984	4.912732	22.97%	0
2011	5.188766	3.994984	-23.01%	0
2010	4.636614	5.188766	11.91%	0
2009	4.850015	4.636614	-4.40%	0
2008	8.326730	4.850015	-41.75%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	10.495423	10.520276	0.24%	0
2012	9.574892	10.495423	9.61%	0
2011	11.577004	9.574892	-17.29%	0
2010	9.231492	11.577004	25.41%	0
2009	5.998209	9.231492	53.90%	0
2008	11.096598	5.998209	-45.95%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	17.637293	26.925292	52.66%	0
2012	13.101604	17.637293	34.62%	0
2011	11.966382	13.101604	9.49%	428
2010	10.918712	11.966382	9.60%	0
2009	9.319792	10.918712	17.16%	0
2008	10.670596	9.319792	-12.66%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	6.399080	6.131637	-4.18%	0
2012	6.556156	6.399080	-2.40%	0
2011	7.093565	6.556156	-7.58%	0
2010	6.632630	7.093565	6.95%	0
2009	6.005293	6.632630	10.45%	0
2008	11.899888	6.005293	-49.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	13.598459	17.265888	26.97%	0
2012	12.596517	13.598459	7.95%	0
2011	11.184201	12.596517	12.63%	0
2010	9.632442	11.184201	16.11%	347
2009	8.168154	9.632442	17.93%	0
2008	10.769767	8.168154	-24.16%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.628181	12.286930	61.07%	0
2012	6.577650	7.628181	15.97%	0
2011	6.090424	6.577650	8.00%	0
2010	4.937903	6.090424	23.34%	0
2009	3.644174	4.937903	35.50%	0
2008	9.614923	3.644174	-62.10%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.808940	9.103746	33.70%	0
2012	6.806305	6.808940	0.04%	0
2011	8.232227	6.806305	-17.32%	0
2010	7.590135	8.232227	8.46%	0
2009	4.461382	7.590135	70.13%	0
2008	9.033072	4.461382	-50.61%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.241884	11.296676	22.23%	0
2012	9.116425	9.241884	1.38%	0
2011	9.780275	9.116425	-6.79%	0
2010	8.297986	9.780275	17.86%	459
2009	6.051858	8.297986	37.11%	0
2008	11.327852	6.051858	-46.58%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	8.084099	9.915191	22.65%	0
2012	8.133101	8.084099	-0.60%	0
2011	9.056744	8.133101	-10.20%	0
2010	7.257707	9.056744	24.79%	0
2009	4.513642	7.257707	60.79%	0
2008	10.753828	4.513642	-58.03%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.569051	6.830694	22.65%	0
2012	4.623927	5.569051	20.44%	727
2011	5.503609	4.623927	-15.98%	0
2010	6.230546	5.503609	-11.67%	0
2009	4.639479	6.230546	34.29%	0
2008	10.382062	4.639479	-55.31%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	6.285578	7.937415	26.28%	0
2012	5.175263	6.285578	21.45%	0
2011	6.144438	5.175263	-15.77%	0
2010	5.426959	6.144438	13.22%	0
2009	4.580280	5.426959	18.49%	0
2008	8.904928	4.580280	-48.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	16.583179	13.420739	-19.07%	1,385
2012	16.262388	16.583179	1.97%	52
2011	11.609947	16.262388	40.07%	272
2010	10.651161	11.609947	9.00%	0
2009	15.715825	10.651161	-32.23%	0
2008	10.961214	15.715825	43.38%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	11.848597	16.634991	40.40%	0
2012	10.215175	11.848597	15.99%	0
2011	9.856117	10.215175	3.64%	0
2010	9.324502	9.856117	5.70%	0
2009	7.556272	9.324502	23.40%	0
2008	10.157723	7.556272	-25.61%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.352351	16.996484	49.72%	0
2012	9.610020	11.352351	18.13%	0
2011	11.020953	9.610020	-12.80%	0
2010	9.217493	11.020953	19.57%	0
2009	5.613705	9.217493	64.20%	0
2008	10.286684	5.613705	-45.43%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	3.355790	1.864177	-44.45%	0
2012	4.371423	3.355790	-23.23%	0
2011	6.054780	4.371423	-27.80%	0
2010	8.773541	6.054780	-30.99%	0
2009	16.011565	8.773541	-45.20%	0
2008	10.055485	16.011565	59.23%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.126722	4.708925	14.11%	3,973
2012	4.443754	4.126722	-7.13%	1,056
2011	6.452658	4.443754	-31.13%	0
2010	7.475324	6.452658	-13.68%	0
2009	6.323364	7.475324	18.22%	0
2008	9.152152	6.323364	-30.91%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.722622	3.386343	-28.30%	0
2012	5.843296	4.722622	-19.18%	0
2011	6.369362	5.843296	-8.26%	0
2010	8.611590	6.369362	-26.04%	0
2009	13.440008	8.611590	-35.93%	0
2008	10.099454	13.440008	33.08%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	4.557151	3.200882	-29.76%	0
2012	5.658302	4.557151	-19.46%	935
2011	6.355750	5.658302	-10.97%	832
2010	8.154189	6.355750	-22.06%	446
2009	13.745673	8.154189	-40.68%	0
2008	9.379849	13.745673	46.54%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	4.414938	3.022463	-31.54%	0
2012	5.448850	4.414938	-18.97%	0
2011	5.957353	5.448850	-8.54%	0
2010	8.314505	5.957353	-28.35%	0
2009	12.508512	8.314505	-33.53%	0
2008	10.132740	12.508512	23.45%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	6.051499	4.402369	-27.25%	0
2012	7.363042	6.051499	-17.81%	0
2011	8.176748	7.363042	-9.95%	0
2010	9.946126	8.176748	-17.79%	234
2009	13.866981	9.946126	-28.27%	0
2008	10.059084	13.866981	37.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.058864	10.901671	54.44%	0
2012	5.936774	7.058864	18.90%	0
2011	8.439544	5.936774	-29.66%	0
2010	7.366304	8.439544	14.57%	0
2009	6.016373	7.366304	22.44%	0
2008	9.067074	6.016373	-33.65%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	10.685130	15.064656	40.99%	0
2012	8.896503	10.685130	20.10%	0
2011	8.771157	8.896503	1.43%	0
2010	6.797155	8.771157	29.04%	493
2009	5.021641	6.797155	35.36%	0
2008	9.964214	5.021641	-49.60%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	9.936086	14.778173	48.73%	203
2012	8.072682	9.936086	23.08%	0
2011	8.823996	8.072682	-8.51%	0
2010	6.479773	8.823996	36.18%	0
2009	4.294915	6.479773	50.87%	0
2008	9.605786	4.294915	-55.29%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.285503	20.135079	78.42%	1,076
2012	8.499391	11.285503	32.78%	0
2011	8.643493	8.499391	-1.67%	0
2010	6.377440	8.643493	35.53%	332
2009	2.957598	6.377440	115.63%	665
2008	10.903059	2.957598	-72.87%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.584736	16.772169	33.27%	28,104
2012	10.886413	12.584736	15.60%	0
2011	10.762734	10.886413	1.15%	0
2010	9.175365	10.762734	17.30%	446
2009	6.097352	9.175365	50.48%	0
2008	10.603194	6.097352	-42.50%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.299605	12.242034	47.50%	0
2012	6.858011	8.299605	21.02%	0
2011	7.008947	6.858011	-2.15%	0
2010	5.901434	7.008947	18.77%	0
2009	4.399068	5.901434	34.15%	0
2008	9.760758	4.399068	-54.93%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.166454	5.424614	-46.64%	853
2012	10.708203	10.166454	-5.06%	0
2011	14.261332	10.708203	-24.91%	0
2010	10.432817	14.261332	36.70%	591
2009	7.061257	10.432817	47.75%	0
2008	11.610136	7.061257	-39.18%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	9.869849	10.156570	2.91%	0
2012	8.424379	9.869849	17.16%	0
2011	8.320870	8.424379	1.24%	0
2010	6.731172	8.320870	23.62%	0
2009	5.427801	6.731172	24.01%	0
2008	9.394847	5.427801	-42.23%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	12.569093	16.897912	34.44%	0
2012	10.872807	12.569093	15.60%	0
2011	10.429799	10.872807	4.25%	480
2010	8.418727	10.429799	23.89%	413
2009	5.896189	8.418727	42.78%	0
2008	8.882345	5.896189	-33.62%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.698116	13.654041	56.98%	0
2012	7.195740	8.698116	20.88%	0
2011	8.276819	7.195740	-13.06%	0
2010	6.064969	8.276819	36.47%	0
2009	4.595409	6.064969	31.98%	0
2008	9.544707	4.595409	-51.85%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	6.723898	11.230628	67.03%	0
2012	5.249307	6.723898	28.09%	0
2011	5.520172	5.249307	-4.91%	0
2010	4.444105	5.520172	24.21%	0
2009	3.066766	4.444105	44.91%	1,576
2008	9.676078	3.066766	-68.31%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.950085	16.718874	39.91%	0
2012	10.653127	11.950085	12.17%	0
2011	10.878917	10.653127	-2.08%	0
2010	8.788751	10.878917	23.78%	0
2009	6.029382	8.788751	45.77%	0
2008	10.121184	6.029382	-40.43%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.727309	13.988946	43.81%	197
2012	8.038869	9.727309	21.00%	406
2011	8.385595	8.038869	-4.13%	0
2010	7.039980	8.385595	19.11%	0
2009	4.701381	7.039980	49.74%	0
2008	9.249102	4.701381	-49.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	14.824963	19.674262	32.71%	1,088
2012	12.903595	14.824963	14.89%	0
2011	13.119976	12.903595	-1.65%	0
2010	9.995862	13.119976	31.25%	0
2009	6.438595	9.995862	55.25%	0
2008	10.185283	6.438595	-36.79%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.109732	13.592186	34.45%	1,425
2012	8.729193	10.109732	15.82%	195
2011	9.496238	8.729193	-8.08%	0
2010	7.984760	9.496238	18.93%	0
2009	5.195016	7.984760	53.70%	0
2008	9.309185	5.195016	-44.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	11.602403	16.230984	39.89%	1,694
2012	10.595849	11.602403	9.50%	0
2011	10.339203	10.595849	2.48%	0
2010	8.328219	10.339203	24.15%	0
2009	6.279253	8.328219	32.63%	0
2008	9.656966	6.279253	-34.98%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	9.970353	14.098073	41.40%	1,749
2012	8.366287	9.970353	19.17%	0
2011	9.331888	8.366287	-10.35%	0
2010	7.534897	9.331888	23.85%	0
2009	4.690382	7.534897	60.65%	0
2008	8.385256	4.690382	-44.06%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	6.611316	6.350892	-3.94%	0
2012	7.125815	6.611316	-7.22%	0
2011	7.517961	7.125815	-5.22%	0
2010	7.952225	7.517961	-5.46%	0
2009	9.544207	7.952225	-16.68%	0
2008	9.132549	9.544207	4.51%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.191851	12.320748	34.04%	0
2012	8.291271	9.191851	10.86%	0
2011	9.223395	8.291271	-10.11%	0
2010	8.315828	9.223395	10.91%	0
2009	5.398224	8.315828	54.05%	0
2008	9.988913	5.398224	-45.96%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.530515	7.594270	16.29%	0
2012	6.290919	6.530515	3.81%	0
2011	7.423474	6.290919	-15.26%	0
2010	6.548227	7.423474	13.37%	0
2009	5.140015	6.548227	27.40%	0
2008	9.498265	5.140015	-45.88%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	9.309455	13.883544	49.13%	0
2012	7.997425	9.309455	16.41%	0
2011	9.088607	7.997425	-12.01%	0
2010	7.395573	9.088607	22.89%	526
2009	6.363833	7.395573	16.21%	0
2008	8.600634	6.363833	-26.01%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	10.269822	11.552583	12.49%	0
2012	10.259148	10.269822	0.10%	0
2011	8.911086	10.259148	15.13%	537
2010	8.421534	8.911086	5.81%	0
2009	7.475294	8.421534	12.66%	0
2008	10.721808	7.475294	-30.28%	0

Additional Contract Options Elected Total - 1.00%
Variable account charges of the daily net assets of the variable account - 1.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	8.997247	8.656512	-3.79%	0
2012	9.017884	8.997247	-0.23%	0
2011	9.457143	9.017884	-4.64%	0
2010	10.120198	9.457143	-6.55%	0
2009	9.588953	10.120198	5.54%	0
2008	11.036431	9.588953	-13.12%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.058385	0.58%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.062317	10.896047	-9.67%	0
2012	10.336669	12.062317	16.69%	0
2011*	10.000000	10.336669	3.37%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.692006	10.863894	1.61%	0
2012	8.311419	10.692006	28.64%	0
2011*	10.000000	8.311419	-16.89%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	10.024120	11.487210	14.60%	0
2012	8.905815	10.024120	12.56%	0
2011*	10.000000	8.905815	-10.94%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.890710	8.634704	9.43%	0
2012	7.709537	7.890710	2.35%	0
2011*	10.000000	7.709537	-22.90%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.658176	10.044436	4.00%	0
2012	9.627758	9.658176	0.32%	0
2011*	10.000000	9.627758	-3.72%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.207471	11.743921	15.05%	0
2012	9.098994	10.207471	12.18%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.372607	3.73%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.323804	10.254797	-9.44%	0
2012	10.657128	11.323804	6.26%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	12.028653	16.165992	34.40%	0
2012	10.594577	12.028653	13.54%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	11.830621	15.420482	30.34%	0
2012	10.435422	11.830621	13.37%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.506394	15.06%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	11.036880	12.495348	13.21%	0
2012	10.143311	11.036880	8.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.933623	8.819718	-11.21%	0
2012	10.254126	9.933623	-3.13%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.508606	10.808672	2.86%	0
2012*	10.000000	10.508606	5.09%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.119262	11.548941	14.13%	0
2012	9.112010	10.119262	11.05%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	11.917761	15.070158	26.45%	0
2012	10.289675	11.917761	15.82%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.522409	16.847943	34.54%	0
2012	11.062004	12.522409	13.20%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.598261	11.102264	4.76%	0
2012*	10.000000	10.598261	5.98%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.603928	14.211474	22.47%	0
2012	10.168271	11.603928	14.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.566913	5.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.446620	14.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.269617	2.70%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	9.620498	11.750314	22.14%	0
2012	8.550799	9.620498	12.51%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.226281	11.147555	9.01%	0
2012	9.328708	10.226281	9.62%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.858117	11.583408	17.50%	0
2012	8.862562	9.858117	11.23%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	7.003599	7.109504	1.51%	0
2012	7.971239	7.003599	-12.14%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	8.567545	9.957600	16.22%	0
2012	8.291269	8.567545	3.33%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	8.412839	8.462133	0.59%	0
2012	8.317256	8.412839	1.15%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.180033	1.80%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.065310	0.65%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.010169	0.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.323541	14.020606	23.82%	0
2012	9.602586	11.323541	17.92%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.859475	-1.41%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.034838	0.35%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.254936	11.014083	7.40%	0
2012	9.485274	10.254936	8.11%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.834005	18.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.697048	13.049395	21.99%	0
2012	9.342508	10.697048	14.50%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.840852	18.41%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.574363	15.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.457597	14.679016	28.12%	0
2012	9.969120	11.457597	14.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.252795	12.766683	13.45%	0
2012	10.239863	11.252795	9.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.396960	13.673233	19.97%	0
2012	10.135425	11.396960	12.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.998760	11.420131	3.83%	0
2012	10.340348	10.998760	6.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.284950	2.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.356999	3.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.328331	13.205182	16.57%	0
2012	10.188500	11.328331	11.19%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.416108	14.038607	22.97%	0
2012	10.068886	11.416108	13.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.203634	12.331910	10.07%	0
2012	10.289355	11.203634	8.89%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.894805	10.559551	-3.08%	0
2012	10.279039	10.894805	5.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.264156	2.64%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.329024	3.29%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.682727	9.581063	-1.05%	817
2012	9.785755	9.682727	-1.05%	1,806
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.595587	-4.04%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.419773	13.681567	19.81%	0
2012	9.990663	11.419773	14.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.876082	15.795520	33.00%	0
2012	10.334411	11.876082	14.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.123935	14.862682	33.61%	0
2012	9.560424	11.123935	16.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.067574	16.550770	37.15%	0
2012	10.638040	12.067574	13.44%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	12.021833	16.139705	34.25%	0
2012	10.442740	12.021833	15.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.336423	-6.64%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.215374	10.118772	-0.95%	0
2012	9.972650	10.215374	2.43%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.137125	1.37%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.681428	-3.19%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.643363	9.915922	2.83%	0
2012*	10.000000	9.643363	-3.57%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.230524	10.589014	3.50%	0
2012*	10.000000	10.230524	2.31%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.448962	14.49%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.850429	10.748237	-0.94%	0
2012	9.551536	10.850429	13.60%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.681504	9.857932	-15.61%	0
2012	11.230323	11.681504	4.02%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	13.003630	11.961037	-8.02%	275
2012	11.159301	13.003630	16.53%	759
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.187171	11.267272	-7.55%	58
2012	11.704413	12.187171	4.12%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.261061	11.093029	-9.53%	58
2012	11.595737	12.261061	5.74%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.246074	12.799670	4.52%	0
2012	10.837933	12.246074	12.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.296910	10.165131	-1.28%	0
2012	9.840607	10.296910	4.64%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.857341	10.506235	-3.23%	0
2012	10.020820	10.857341	8.35%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.935940	-0.64%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.371279	9.069729	-3.22%	0
2012	8.482011	9.371279	10.48%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	12.031387	13.310516	10.63%	0
2012	10.509807	12.031387	14.48%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.521710	13.631533	8.86%	962
2012	11.088614	12.521710	12.92%	724
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.193853	10.459370	13.76%	0
2012	8.046291	9.193853	14.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.865224	13.027494	32.05%	0
2012	7.473582	9.865224	32.00%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.300345	9.727092	17.19%	0
2012	7.732440	8.300345	7.34%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.689198	4.861552	-27.32%	0
2012	8.105538	6.689198	-17.47%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.044002	21.737877	66.65%	0
2012	9.368912	13.044002	39.23%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.584248	14.873464	28.39%	0
2012	10.279701	11.584248	12.69%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.863009	13.807254	27.10%	0
2012	9.903098	10.863009	9.69%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.662249	16.140648	38.40%	0
2012	9.652932	11.662249	20.82%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.242712	8.558274	-7.41%	0
2012	8.765124	9.242712	5.45%	220
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	11.041591	13.289519	20.36%	0
2012	9.570677	11.041591	15.37%	134
ProFunds - ProFund VP Financials - Q/NQ
2013	10.229955	13.369631	30.69%	0
2012	8.288818	10.229955	23.42%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.173358	15.451687	38.29%	0
2012	9.618085	11.173358	16.17%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	10.022196	13.704119	36.74%	0
2012	8.746765	10.022196	14.58%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.579448	12.508988	18.24%	0
2012	9.222487	10.579448	14.71%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	10.040088	15.071954	50.12%	0
2012	8.472338	10.040088	18.50%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.766877	12.859281	46.68%	0
2012	7.206255	8.766877	21.66%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.462468	16.558210	32.86%	81
2012	10.836111	12.462468	15.01%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.423410	14.024371	22.77%	0
2012	11.219840	11.423410	1.81%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.524242	15.009742	30.24%	0
2012	10.412422	11.524242	10.68%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	7.015656	4.307792	-38.60%	0
2012	8.297263	7.015656	-15.45%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.772160	10.668912	-0.96%	0
2012	9.291170	10.772160	15.94%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.023056	5.789252	15.25%	577
2012	5.454763	5.023056	-7.91%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.369340	11.053772	32.07%	0
2012	8.826286	8.369340	-5.18%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.865314	7.764789	-1.28%	0
2012	9.141405	7.865314	-13.96%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.806598	5.320213	-21.84%	0
2012	8.615509	6.806598	-21.00%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.184622	4.320235	-30.15%	0
2012	7.697137	6.184622	-19.65%	0
ProFunds - ProFund VP Technology - Q/NQ
2013	10.141612	12.563217	23.88%	0
2012	9.291719	10.141612	9.15%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.992521	12.189891	10.89%	0
2012	9.534518	10.992521	15.29%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.972029	11.983495	-19.96%	0
2012	14.985495	14.972029	-0.09%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.753668	26.138239	77.16%	0
2012	11.147823	14.753668	32.35%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.649582	1.854919	-49.17%	0
2012	5.694017	3.649582	-35.90%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.735696	12.037250	12.12%	0
2012	10.834521	10.735696	-0.91%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2013	4.899270	6.262619	27.83%	0
2012	3.986061	4.899270	22.91%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	10.466696	10.486187	0.19%	0
2012	9.553534	10.466696	9.56%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	17.589092	26.838167	52.58%	0
2012	13.072419	17.589092	34.55%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	6.381586	6.111783	-4.23%	0
2012	6.541551	6.381586	-2.45%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	13.561285	17.209987	26.91%	0
2012	12.568450	13.561285	7.90%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	7.607313	12.247133	60.99%	0
2012	6.562976	7.607313	15.91%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.790306	9.074252	33.64%	0
2012	6.791120	6.790306	-0.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	9.216596	11.260071	22.17%	0
2012	9.096076	9.216596	1.32%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	8.062001	9.883098	22.59%	0
2012	8.114983	8.062001	-0.65%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	5.553814	6.808569	22.59%	0
2012	4.613607	5.553814	20.38%	268
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	6.268394	7.911724	26.22%	0
2012	5.163728	6.268394	21.39%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	16.537843	13.377286	-19.11%	0
2012	16.226150	16.537843	1.92%	143

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	11.816227	16.581170	40.33%	0
2012	10.192430	11.816227	15.93%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	11.321302	16.941459	49.64%	0
2012	9.588588	11.321302	18.07%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	3.346609	1.858130	-44.48%	0
2012	4.361685	3.346609	-23.27%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	4.115435	4.693673	14.05%	2,835
2012	4.433838	4.115435	-7.18%	232
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	4.709696	3.375371	-28.33%	0
2012	5.830268	4.709696	-19.22%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	4.544708	3.190524	-29.80%	0
2012	5.645706	4.544708	-19.50%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	4.402858	3.012666	-31.57%	0
2012	5.436709	4.402858	-19.02%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	6.034960	4.388118	-27.29%	0
2012	7.346653	6.034960	-17.85%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	7.039547	10.866358	54.36%	0
2012	5.923526	7.039547	18.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	10.655916	15.015892	40.92%	0
2012	8.876679	10.655916	20.04%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	9.908892	14.730300	48.66%	0
2012	8.054666	9.908892	23.02%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	11.254655	20.069924	78.33%	697
2012	8.480449	11.254655	32.71%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	12.550344	16.717889	33.21%	40
2012	10.862167	12.550344	15.54%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	8.276883	12.202350	47.43%	0
2012	6.842696	8.276883	20.96%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	10.138657	5.407052	-46.67%	0
2012	10.684328	10.138657	-5.11%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	9.842891	10.123706	2.85%	0
2012	8.405615	9.842891	17.10%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	12.534718	16.843194	34.37%	0
2012	10.848556	12.534718	15.54%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	8.674296	13.609795	56.90%	0
2012	7.179679	8.674296	20.82%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	6.705505	11.194253	66.94%	0
2012	5.237585	6.705505	28.03%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	11.917396	16.664728	39.84%	0
2012	10.629361	11.917396	12.12%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	9.700723	13.943676	43.74%	0
2012	8.020959	9.700723	20.94%	157
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	14.784459	19.610616	32.64%	69
2012	12.874849	14.784459	14.83%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	10.082065	13.548154	34.38%	0
2012	8.709717	10.082065	15.76%	99
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	11.570690	16.178444	39.82%	246
2012	10.572233	11.570690	9.44%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	9.943065	14.052382	41.33%	237
2012	8.347607	9.943065	19.11%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	6.593264	6.330347	-3.99%	0
2012	7.109961	6.593264	-7.27%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	9.166707	12.280841	33.97%	0
2012	8.272780	9.166707	10.81%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	6.512656	7.569689	16.23%	0
2012	6.276889	6.512656	3.76%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	9.283997	13.838594	49.06%	0
2012	7.979601	9.283997	16.35%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	10.241789	11.515233	12.43%	0
2012	10.236321	10.241789	0.05%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	8.972661	8.628492	-3.84%	0
2012	8.997791	8.972661	-0.28%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.057692	0.58%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.052171	10.881381	-9.71%	0
2012	10.333200	12.052171	16.64%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.683016	10.849278	1.56%	0
2012	8.308633	10.683016	28.58%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	10.015677	11.471741	14.54%	0
2012	8.902824	10.015677	12.50%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.884057	8.623065	9.37%	0
2012	7.706949	7.884057	2.30%	0

Additional Contract Options Elected Total - 1.05%
Variable account charges of the daily net assets of the variable account - 1.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.650056	10.030915	3.95%	0
2012	9.624535	9.650056	0.27%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2013	10.181709	11.696529	14.88%	0
2012	9.089836	10.181709	12.01%	0
2011*	10.000000	9.089836	-9.10%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2013*	10.000000	10.370453	3.70%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2013	11.295218	10.213396	-9.58%	0
2012	10.646417	11.295218	6.09%	0
2011*	10.000000	10.646417	6.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2013	13.615058	18.270337	34.19%	0
2012	12.010082	13.615058	13.36%	0
2011	11.789014	12.010082	1.88%	0
2010	10.453309	11.789014	12.78%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2013	15.392029	20.032170	30.15%	0
2012	13.597482	15.392029	13.20%	0
2011	13.624082	13.597482	-0.20%	0
2010	12.157553	13.624082	12.06%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2013*	10.000000	11.494741	14.95%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2013	10.992394	12.426139	13.04%	0
2012	10.117793	10.992394	8.64%	0
2011	10.627272	10.117793	-4.79%	0
2010*	10.000000	10.627272	6.27%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2013	9.893582	8.770860	-11.35%	0
2012	10.228334	9.893582	-3.27%	0
2011	11.851719	10.228334	-13.70%	0
2010*	10.000000	11.851719	18.52%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2013	10.497991	10.781380	2.70%	0
2012*	10.000000	10.497991	4.98%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2013	10.093730	11.502349	13.96%	0
2012	9.102844	10.093730	10.89%	0
2011*	10.000000	9.102844	-8.97%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R - Q/NQ
2013	13.555438	17.115054	26.26%	0
2012	11.721428	13.555438	15.65%	0
2011	11.780478	11.721428	-0.50%	0
2010	10.376946	11.780478	13.53%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R - Q/NQ
2013	12.281747	16.499123	34.34%	0
2012	10.865907	12.281747	13.03%	0
2011	11.000027	10.865907	-1.22%	0
2010	8.988893	11.000027	22.37%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R - Q/NQ
2013	10.587558	11.074250	4.60%	0
2012*	10.000000	10.587558	5.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2013	11.557161	14.132758	22.29%	0
2012	10.142690	11.557161	13.95%	0
2011	10.426391	10.142690	-2.72%	0
2010*	10.000000	10.426391	4.26%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2013*	10.000000	10.556200	5.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2013*	10.000000	11.435022	14.35%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2013*	10.000000	10.267486	2.67%	0
Guggenheim Variable Fund - CLS AdvisorOne Amerigo - Q/NQ
2013	10.205617	12.446089	21.95%	0
2012	9.084654	10.205617	12.34%	0
2011	9.918906	9.084654	-8.41%	0
2010	8.719577	9.918906	13.75%	0
Guggenheim Variable Fund - CLS AdvisorOne Clermont - Q/NQ
2013	10.405243	11.325457	8.84%	0
2012	9.506403	10.405243	9.46%	0
2011	9.648351	9.506403	-1.47%	0
2010	8.798833	9.648351	9.65%	0
Guggenheim Variable Fund - CLS AdvisorOne Select Allocation - Q/NQ
2013	9.773676	11.466778	17.32%	0
2012	8.800021	9.773676	11.06%	0
2011	9.298198	8.800021	-5.36%	0
2010	8.273470	9.298198	12.39%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2013	6.960681	7.055218	1.36%	0
2012	7.934449	6.960681	-12.27%	0
2011	8.788872	7.934449	-9.72%	0
2010	9.221686	8.788872	-4.69%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2013	12.486869	14.490823	16.05%	0
2012	12.102608	12.486869	3.18%	0
2011	13.109619	12.102608	-7.68%	0
2010	11.931420	13.109619	9.87%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2013	9.038525	9.077706	0.43%	0
2012	8.949445	9.038525	1.00%	0
2011	8.761665	8.949445	2.14%	0
2010	8.351761	8.761665	4.91%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2013*	10.000000	10.169709	1.70%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2013*	10.000000	10.063219	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2013*	10.000000	10.008090	0.08%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2013	11.277895	13.942946	23.63%	3,593
2012	9.578426	11.277895	17.74%	0
2011	10.447369	9.578426	-8.32%	0
2010*	10.000000	10.447369	4.47%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2013*	10.000000	9.849476	-1.51%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2013*	10.000000	10.024660	0.25%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2013	10.229039	10.969612	7.24%	0
2012	9.475725	10.229039	7.95%	0
2011*	10.000000	9.475725	-5.24%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2013*	10.000000	11.822016	18.22%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2013	10.670053	12.996735	21.81%	0
2012	9.333111	10.670053	14.32%	0
2011*	10.000000	9.333111	-6.67%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2013*	10.000000	11.823605	18.24%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2013*	10.000000	11.557496	15.57%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2013	11.411398	14.597684	27.92%	0
2012	9.944034	11.411398	14.76%	0
2011	10.750278	9.944034	-7.50%	0
2010*	10.000000	10.750278	7.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2013	11.207429	12.695945	13.28%	0
2012	10.214100	11.207429	9.73%	0
2011	10.478846	10.214100	-2.53%	0
2010*	10.000000	10.478846	4.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2013	11.351011	13.597477	19.79%	0
2012	10.109924	11.351011	12.28%	0
2011	10.597846	10.109924	-4.60%	0
2010*	10.000000	10.597846	5.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2013	10.954420	11.356844	3.67%	0
2012	10.314344	10.954420	6.21%	0
2011	10.294100	10.314344	0.20%	0
2010*	10.000000	10.294100	2.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.282818	2.83%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.354848	3.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2013	11.282655	13.132013	16.39%	0
2012	10.162873	11.282655	11.02%	0
2011	10.531712	10.162873	-3.50%	0
2010*	10.000000	10.531712	5.32%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2013	11.370065	13.960810	22.79%	0
2012	10.043550	11.370065	13.21%	0
2011	10.663438	10.043550	-5.81%	0
2010*	10.000000	10.663438	6.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2013	11.158469	12.263581	9.90%	0
2012	10.263472	11.158469	8.72%	0
2011	10.416035	10.263472	-1.46%	0
2010*	10.000000	10.416035	4.16%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2013	10.867322	10.516943	-3.22%	0
2012	10.268706	10.867322	5.83%	0
2011*	10.000000	10.268706	2.69%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2013*	10.000000	10.262027	2.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2013*	10.000000	10.326880	3.27%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2013	9.637949	9.522297	-1.20%	0
2012	9.755328	9.637949	-1.20%	0
2011	9.873477	9.755328	-1.20%	0
2010	9.993387	9.873477	-1.20%	18,020
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2013*	10.000000	9.585853	-4.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2013	11.373726	13.605757	19.62%	0
2012	9.965518	11.373726	14.13%	0
2011	11.160337	9.965518	-10.71%	0
2010*	10.000000	11.160337	11.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2013	11.828204	15.708011	32.80%	0
2012	10.308402	11.828204	14.74%	0
2011	10.781874	10.308402	-4.39%	0
2010*	10.000000	10.781874	7.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2013	11.079079	14.780317	33.41%	0
2012	9.536360	11.079079	16.18%	0
2011	10.278147	9.536360	-7.22%	0
2010*	10.000000	10.278147	2.78%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2013	12.018913	16.459069	36.94%	0
2012	10.611265	12.018913	13.27%	0
2011	11.240189	10.611265	-5.60%	0
2010*	10.000000	11.240189	12.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2013	11.973346	16.050262	34.05%	0
2012	10.416462	11.973346	14.95%	0
2011	10.793273	10.416462	-3.49%	0
2010*	10.000000	10.793273	7.93%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2013*	10.000000	9.326948	-6.73%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2013	10.189577	10.077926	-1.10%	0
2012	9.962611	10.189577	2.28%	0
2011*	10.000000	9.962611	-0.37%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2013*	10.000000	10.135017	1.35%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2013*	10.000000	9.671611	-3.28%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2013	9.635244	9.892547	2.67%	0
2012*	10.000000	9.635244	-3.65%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2013	10.221921	10.564072	3.35%	0
2012*	10.000000	10.221921	2.22%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2013*	10.000000	11.437371	14.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2013	10.823058	10.704860	-1.09%	0
2012	9.541933	10.823058	13.43%	0
2011*	10.000000	9.541933	-4.58%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2013	11.634415	9.803297	-15.74%	0
2012	11.202071	11.634415	3.86%	0
2011	12.262946	11.202071	-8.65%	0
2010*	10.000000	12.262946	22.63%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2013	12.951202	11.894763	-8.16%	0
2012	11.131226	12.951202	16.35%	0
2011	10.607285	11.131226	4.94%	0
2010*	10.000000	10.607285	6.07%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2013	12.137888	11.204704	-7.69%	0
2012	11.674832	12.137888	3.97%	0
2011	10.898960	11.674832	7.12%	0
2010*	10.000000	10.898960	8.99%	0
PIMCO Variable Insurance Trust - Global Bond (Unhedged): Advisor Class - Q/NQ
2013	12.211648	11.031575	-9.66%	0
2012	11.566574	12.211648	5.58%	0
2011	10.894412	11.566574	6.17%	0
2010*	10.000000	10.894412	8.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2013	12.196694	12.728725	4.36%	0
2012	10.810666	12.196694	12.82%	0
2011	10.598871	10.810666	2.00%	0
2010*	10.000000	10.598871	5.99%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2013	10.270798	10.123986	-1.43%	0
2012	9.830586	10.270798	4.48%	0
2011*	10.000000	9.830586	-1.69%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2013	10.829940	10.463836	-3.38%	0
2012	10.010745	10.829940	8.18%	0
2011*	10.000000	10.010745	0.11%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2013*	10.000000	9.933874	-0.66%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2013	9.333480	9.019448	-3.36%	0
2012	8.460655	9.333480	10.32%	0
2011	11.210706	8.460655	-24.53%	0
2010*	10.000000	11.210706	12.11%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2013	11.982720	13.236581	10.46%	0
2012	10.483240	11.982720	14.30%	0
2011	10.830175	10.483240	-3.20%	0
2010*	10.000000	10.830175	8.30%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2013	12.471240	13.556001	8.70%	0
2012	11.060732	12.471240	12.75%	0
2011	10.895699	11.060732	1.51%	0
2010*	10.000000	10.895699	8.96%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2013	9.156768	10.401390	13.59%	0
2012	8.026035	9.156768	14.09%	0
2011	11.127401	8.026035	-27.87%	0
2010*	10.000000	11.127401	11.27%	0
ProFunds - ProFund VP Banks - Q/NQ
2013	9.840299	12.974898	31.85%	0
2012	7.466041	9.840299	31.80%	0
2011*	10.000000	7.466041	-25.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2013	8.279361	9.687788	17.01%	0
2012	7.724641	8.279361	7.18%	0
2011*	10.000000	7.724641	-22.75%	0
ProFunds - ProFund VP Bear - Q/NQ
2013	6.662216	4.834592	-27.43%	0
2012	8.085149	6.662216	-17.60%	0
2011	8.981110	8.085149	-9.98%	0
2010*	10.000000	8.981110	-10.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2013	13.011101	21.650220	66.40%	0
2012	9.359485	13.011101	39.02%	0
2011*	10.000000	9.359485	-6.41%	0
ProFunds - ProFund VP Bull - Q/NQ
2013	11.537544	14.791067	28.20%	0
2012	10.253833	11.537544	12.52%	0
2011	10.378033	10.253833	-1.20%	0
2010*	10.000000	10.378033	3.78%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2013	10.835607	13.751551	26.91%	0
2012	9.893142	10.835607	9.53%	0
2011*	10.000000	9.893142	-1.07%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2013	11.632813	16.075514	38.19%	0
2012	9.643228	11.632813	20.63%	0
2011*	10.000000	9.643228	-3.57%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2013	9.205442	8.510837	-7.55%	0
2012	8.743063	9.205442	5.29%	0
2011	11.020588	8.743063	-20.67%	0
2010*	10.000000	11.020588	10.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2013	10.997075	13.215902	20.18%	0
2012	9.546589	10.997075	15.19%	0
2011	10.604590	9.546589	-9.98%	0
2010*	10.000000	10.604590	6.05%	0
ProFunds - ProFund VP Financials - Q/NQ
2013	10.204123	13.315664	30.49%	0
2012	8.280469	10.204123	23.23%	0
2011*	10.000000	8.280469	-17.20%	0
ProFunds - ProFund VP Health Care - Q/NQ
2013	11.145171	15.389362	38.08%	0
2012	9.608417	11.145171	15.99%	0
2011*	10.000000	9.608417	-3.92%	0
ProFunds - ProFund VP Industrials - Q/NQ
2013	9.996893	13.648807	36.53%	0
2012	8.737960	9.996893	14.41%	0
2011*	10.000000	8.737960	-12.62%	0
ProFunds - ProFund VP International - Q/NQ
2013	10.536784	12.439670	18.06%	0
2012	9.199275	10.536784	14.54%	0
2011	10.869414	9.199275	-15.37%	0
2010*	10.000000	10.869414	8.69%	0
ProFunds - ProFund VP Internet - Q/NQ
2013	10.014733	15.011129	49.89%	0
2012	8.463802	10.014733	18.32%	0
2011*	10.000000	8.463802	-15.36%	0
ProFunds - ProFund VP Japan - Q/NQ
2013	8.731503	12.787985	46.46%	0
2012	7.188106	8.731503	21.47%	0
2011	8.931048	7.188106	-19.52%	0
2010*	10.000000	8.931048	-10.69%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2013	12.412240	16.466494	32.66%	0
2012	10.808855	12.412240	14.83%	0
2011	10.782960	10.808855	0.24%	0
2010*	10.000000	10.782960	7.83%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Oil & Gas - Q/NQ
2013	11.377341	13.946640	22.58%	0
2012	11.191596	11.377341	1.66%	0
2011	11.078398	11.191596	1.02%	0
2010*	10.000000	11.078398	10.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2013	11.495164	14.949198	30.05%	0
2012	10.401958	11.495164	10.51%	0
2011*	10.000000	10.401958	4.02%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2013	6.997927	4.290381	-38.69%	0
2012	8.288908	6.997927	-15.57%	0
2011*	10.000000	8.288908	-17.11%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2013	10.744982	10.625855	-1.11%	0
2012	9.281820	10.744982	15.76%	0
2011*	10.000000	9.281820	-7.18%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2013	5.002760	5.757135	15.08%	0
2012	5.441004	5.002760	-8.05%	0
2011	8.811344	5.441004	-38.25%	0
2010*	10.000000	8.811344	-11.89%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2013	8.348177	11.009116	31.87%	0
2012	8.817393	8.348177	-5.32%	0
2011*	10.000000	8.817393	-11.83%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2013	7.833588	7.721743	-1.43%	0
2012	9.118404	7.833588	-14.09%	0
2011	8.339834	9.118404	9.34%	0
2010*	10.000000	8.339834	-16.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2013	6.779150	5.290725	-21.96%	0
2012	8.593845	6.779150	-21.12%	0
2011	8.543985	8.593845	0.58%	0
2010*	10.000000	8.543985	-14.56%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2013	6.159676	4.296278	-30.25%	0
2012	7.677775	6.159676	-19.77%	0
2011	8.680165	7.677775	-11.55%	0
2010*	10.000000	8.680165	-13.20%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2013	10.116028	12.512544	23.69%	0
2012	9.282375	10.116028	8.98%	0
2011*	10.000000	9.282375	-7.18%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2013	10.964791	12.140703	10.72%	0
2012	9.524936	10.964791	15.12%	0
2011*	10.000000	9.524936	-4.75%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2013	14.911662	11.917086	-20.08%	0
2012	14.947793	14.911662	-0.24%	0
2011	10.541922	14.947793	41.79%	0
2010*	10.000000	10.541922	5.42%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2013	14.694224	25.993521	76.90%	0
2012	11.119781	14.694224	32.14%	0
2011	11.390608	11.119781	-2.38%	0
2010*	10.000000	11.390608	13.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2013	3.634834	1.844617	-49.25%	0
2012	5.679662	3.634834	-36.00%	14,635
2011	7.386631	5.679662	-23.11%	0
2010*	10.000000	7.386631	-26.13%	0
ProFunds - ProFund VP Utilities - Q/NQ
2013	10.708600	11.988670	11.95%	0
2012	10.823629	10.708600	-1.06%	0
2011*	10.000000	10.823629	8.24%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2013	6.619695	8.448980	27.63%	0
2012	5.393982	6.619695	22.72%	0
2011	7.019993	5.393982	-23.16%	0
2010	6.285678	7.019993	11.68%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2013	22.905929	22.913786	0.03%	0
2012	20.939326	22.905929	9.39%	0
2011	25.368923	20.939326	-17.46%	0
2010	20.270061	25.368923	25.15%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2013	15.263468	23.254371	52.35%	0
2012	11.361235	15.263468	34.35%	0
2011	10.397757	11.361235	9.27%	0
2010	9.506614	10.397757	9.37%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2013	4.942320	4.726194	-4.37%	0
2012	5.073916	4.942320	-2.59%	0
2011	5.500918	5.073916	-7.76%	0
2010	5.153870	5.500918	6.73%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2013	20.815580	26.376059	26.71%	0
2012	19.321008	20.815580	7.74%	0
2011	17.189380	19.321008	12.40%	0
2010	14.834363	17.189380	15.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2013	11.087521	17.822962	60.75%	0
2012	9.579977	11.087521	15.74%	0
2011	8.888281	9.579977	7.78%	0
2010	7.220869	8.888281	23.09%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2013	6.991251	9.328624	33.43%	0
2012	7.002739	6.991251	-0.16%	0
2011	8.486935	7.002739	-17.49%	0
2010	7.840799	8.486935	8.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2013	22.521162	27.472789	21.99%	0
2012	22.260520	22.521162	1.17%	0
2011	23.929806	22.260520	-6.98%	0
2010	20.344094	23.929806	17.63%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2013	25.245144	30.900757	22.40%	0
2012	25.449729	25.245144	-0.80%	0
2011	28.397251	25.449729	-10.38%	0
2010	22.802431	28.397251	24.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2013	10.125126	12.393838	22.41%	0
2012	8.423831	10.125126	20.20%	0
2011	10.046731	8.423831	-16.15%	0
2010	11.396763	10.046731	-11.85%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2013	8.550809	10.776154	26.02%	0
2012	7.054640	8.550809	21.21%	0
2011	8.392723	7.054640	-15.94%	0
2010	7.427709	8.392723	12.99%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2013	19.577237	15.811815	-19.23%	0
2012	19.237503	19.577237	1.77%	0
2011	13.761647	19.237503	39.79%	0
2010	12.650723	13.761647	8.78%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2013	14.133550	19.802944	40.11%	0
2012	12.209849	14.133550	15.76%	0
2011	11.804467	12.209849	3.43%	0
2010	11.190349	11.804467	5.49%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2013	18.344477	27.409531	49.42%	0
2012	15.560514	18.344477	17.89%	0
2011	17.881156	15.560514	-12.98%	0
2010	14.985318	17.881156	19.32%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2013	2.024827	1.122533	-44.56%	0
2012	2.643008	2.024827	-23.39%	0
2011	3.668178	2.643008	-27.95%	0
2010	5.326082	3.668178	-31.13%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2013	3.660290	4.168262	13.88%	0
2012	3.949491	3.660290	-7.32%	0
2011	5.746561	3.949491	-31.27%	0
2010	6.670820	5.746561	-13.86%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2013	3.376399	2.416142	-28.44%	0
2012	4.186103	3.376399	-19.34%	0
2011	4.572186	4.186103	-8.44%	0
2010	6.194293	4.572186	-26.19%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2013	2.025609	1.419881	-29.90%	0
2012	2.520171	2.025609	-19.62%	0
2011	2.836528	2.520171	-11.15%	0
2010	3.646530	2.836528	-22.21%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2013	3.178594	2.171668	-31.68%	0
2012	3.930939	3.178594	-19.14%	0
2011	4.306457	3.930939	-8.72%	0
2010	6.022583	4.306457	-28.49%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2013	3.879987	2.816916	-27.40%	0
2012	4.730489	3.879987	-17.98%	0
2011	5.263868	4.730489	-10.13%	0
2010	6.415889	5.263868	-17.96%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2013	8.810334	13.579171	54.13%	0
2012	7.424865	8.810334	18.66%	0
2011	10.576357	7.424865	-29.80%	0
2010	9.250023	10.576357	14.34%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2013	18.816797	26.475721	40.70%	0
2012	15.698767	18.816797	19.86%	0
2011	15.508848	15.698767	1.22%	0
2010	12.042777	15.508848	28.78%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2013	21.588340	32.044060	48.43%	0
2012	17.575258	21.588340	22.83%	0
2011	19.249818	17.575258	-8.70%	0
2010	14.164399	19.249818	35.90%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2013	13.212148	23.524981	78.06%	0
2012	9.970562	13.212148	32.51%	0
2011	10.160080	9.970562	-1.87%	0
2010	7.511567	10.160080	35.26%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2013	18.076718	24.042931	33.00%	0
2012	15.668967	18.076718	15.37%	0
2011	15.522242	15.668967	0.95%	0
2010	13.259645	15.522242	17.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2013	11.331884	16.680951	47.20%	0
2012	9.382594	11.331884	20.78%	0
2011	9.608482	9.382594	-2.35%	0
2010	8.106560	9.608482	18.53%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2013	23.521481	12.525183	-46.75%	0
2012	24.825150	23.521481	-5.25%	0
2011	33.129362	24.825150	-25.07%	0
2010	24.284651	33.129362	36.42%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2013	19.145771	19.662142	2.70%	0
2012	16.374944	19.145771	16.92%	0
2011	16.206415	16.374944	1.04%	0
2010	13.136654	16.206415	23.37%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2013	18.190357	24.405791	34.17%	0
2012	15.767352	18.190357	15.37%	0
2011	15.155460	15.767352	4.04%	0
2010	12.257915	15.155460	23.64%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2013	16.585072	25.982256	56.66%	0
2012	13.748262	16.585072	20.63%	0
2011	15.845776	13.748262	-13.24%	0
2010	11.634709	15.845776	36.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2013	9.381165	15.637340	66.69%	0
2012	7.338659	9.381165	27.83%	0
2011	7.732948	7.338659	-5.10%	0
2010	6.238110	7.732948	23.96%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2013	13.122170	18.321629	39.62%	0
2012	11.721747	13.122170	11.95%	0
2011	11.994359	11.721747	-2.27%	0
2010	9.709475	11.994359	23.53%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2013	12.998853	18.656074	43.52%	0
2012	10.764342	12.998853	20.76%	0
2011	11.251327	10.764342	-4.33%	0
2010	9.464940	11.251327	18.87%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2013	18.650595	24.701318	32.44%	0
2012	16.266326	18.650595	14.66%	0
2011	16.572498	16.266326	-1.85%	0
2010	12.651779	16.572498	30.99%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2013	14.298953	19.185639	34.18%	0
2012	12.371410	14.298953	15.58%	0
2011	13.485702	12.371410	-8.26%	0
2010	11.362160	13.485702	18.69%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2013	15.061819	21.027956	39.61%	0
2012	13.783056	15.061819	9.28%	0
2011	13.476377	13.783056	2.28%	0
2010	10.877164	13.476377	23.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2013	13.078241	18.455313	41.11%	0
2012	10.996416	13.078241	18.93%	0
2011	12.290379	10.996416	-10.53%	0
2010	9.943753	12.290379	23.60%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2013	5.730202	5.493361	-4.13%	0
2012	6.188685	5.730202	-7.41%	0
2011	6.542428	6.188685	-5.41%	0
2010	6.934349	6.542428	-5.65%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2013	13.534124	18.104520	33.77%	0
2012	12.232887	13.534124	10.64%	0
2011	13.635633	12.232887	-10.29%	0
2010	12.318763	13.635633	10.69%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2013	7.796017	9.047611	16.05%	0
2012	7.525218	7.796017	3.60%	0
2011	8.897941	7.525218	-15.43%	0
2010	7.864728	8.897941	13.14%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2013	16.717909	24.881753	48.83%	0
2012	14.390919	16.717909	16.17%	0
2011	16.387510	14.390919	-12.18%	0
2010	13.361786	16.387510	22.64%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2013	12.287298	13.794131	12.26%	0
2012	12.299437	12.287298	-0.10%	0
2011	10.704842	12.299437	14.90%	0
2010	10.137199	10.704842	5.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2013	10.554988	10.134737	-3.98%	0
2012	10.600667	10.554988	-0.43%	0
2011	11.139483	10.600667	-4.84%	0
2010	11.944618	11.139483	-6.74%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2013*	10.000000	10.055599	0.56%	0

Additional Contract Options Elected Total - 1.20%
Variable account charges of the daily net assets of the variable account - 1.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2013	12.021760	10.837457	-9.85%	0
2012	10.322812	12.021760	16.46%	0
2011*	10.000000	10.322812	3.23%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2013	10.656046	10.805479	1.40%	0
2012	8.300260	10.656046	28.38%	0
2011*	10.000000	8.300260	-17.00%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2013	9.990390	11.425431	14.36%	0
2012	8.893859	9.990390	12.33%	0
2011*	10.000000	8.893859	-11.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2013	7.864144	8.588243	9.21%	0
2012	7.699178	7.864144	2.14%	0
2011*	10.000000	7.699178	-23.01%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2013	9.625701	9.990430	3.79%	0
2012	9.614864	9.625701	0.11%	0
2011*	10.000000	9.614864	-3.85%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2014

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
14,910 shares (cost $157,251)	$159,834
Global Small Capitalization Fund - Class 4 (AMVGS4)
43,617 shares (cost $1,074,440)	1,115,291
Global Allocation V.I. Fund - Class III (MLVGA3)
1,600,568 shares (cost $23,448,142)	24,936,843
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
107,889 shares (cost $717,540)	678,621
Dynamic VP HY Bond Fund (DXVHY)
161,935 shares (cost $2,563,757)	2,603,465
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
8,187 shares (cost $100,012)	99,876
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
71,354 shares (cost $1,582,386)	1,534,816
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
90,030 shares (cost $1,401,994)	1,439,587
The Merger Fund VL (MGRFV)
708 shares (cost $7,707)	7,729
Emerging Markets Debt Portfolio - Class II (MSEMB)
179,360 shares (cost $1,549,871)	1,465,374
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
96,827 shares (cost $991,698)	1,068,001
Global Real Estate Portfolio - Class II (VKVGR2)
288,828 shares (cost $2,762,167)	2,700,542
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
763,847 shares (cost $16,742,212)	18,317,058
Federated NVIT High Income Bond Fund - Class III (HIBF3)
697,242 shares (cost $4,814,781)	4,810,971
NVIT Emerging Markets Fund - Class III (GEM3)
265,687 shares (cost $3,146,339)	3,129,793
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
412,029 shares (cost $4,402,238)	4,598,238
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
659,224 shares (cost $7,583,137)	7,851,358
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
616,564 shares (cost $7,008,323)	7,534,406
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
465,838 shares (cost $5,089,632)	5,058,998
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,060,802 shares (cost $24,136,333)	24,832,663
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
1,306,756 shares (cost $15,105,874)	15,511,197
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
534,337 shares (cost $6,088,976)	6,182,277
NVIT Core Plus Bond Fund - Class II (NVLCP2)
273,764 shares (cost $3,139,835)	3,046,989
NVIT Nationwide Fund - Class III (TRF3)
140,079 shares (cost $1,574,560)	1,854,648

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Government Bond Fund - Class III (GBF3)
840,345 shares (cost $9,796,263)	9,075,727
American Century NVIT Growth Fund -Class II (CAF2)
6,603 shares (cost $84,060)	86,833
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
519,099 shares (cost $5,159,116)	6,452,405
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
87,930 shares (cost $1,224,348)	1,328,615
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
73,079 shares (cost $1,149,401)	1,276,691
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
943,950 shares (cost $9,846,884)	9,911,472
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
1,473,081 shares (cost $15,850,407)	18,943,821
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
529,951 shares (cost $5,540,619)	7,074,842
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
815,887 shares (cost $8,734,757)	9,594,829
NVIT Money Market Fund - Class I (SAM)
70,609 shares (cost $70,609)	70,609
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
257,274 shares (cost $2,812,067)	3,097,584
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
223,565 shares (cost $2,318,160)	2,564,293
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
183,926 shares (cost $2,108,765)	2,403,910
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
218,036 shares (cost $2,321,915)	2,590,267
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
21,767 shares (cost $167,754)	299,518
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
187,608 shares (cost $2,314,067)	2,538,341
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
381,356 shares (cost $4,859,744)	5,049,153
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
72,971 shares (cost $1,482,046)	1,728,677
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
164,915 shares (cost $2,286,217)	2,714,500
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
118,959 shares (cost $2,338,568)	3,283,263
NVIT Multi-Sector Bond Fund - Class I (MSBF)
48,657 shares (cost $445,746)	440,828
NVIT Short Term Bond Fund - Class II (NVSTB2)
644,413 shares (cost $6,758,135)	6,714,779
NVIT Real Estate Fund - Class II (NVRE2)
16,438 shares (cost $149,595)	145,638
NVIT Money Market Fund - Class II (NVMM2)
148,787,170 shares (cost $148,787,170)	148,787,170
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
237,620 shares (cost $2,567,696)	2,763,523

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
67,958 shares (cost $749,751)	817,534
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
563 shares (cost $6,055)	6,045
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
459 shares (cost $4,851)	4,870
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
1,137 shares (cost $12,000)	11,934
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
246,631 shares (cost $2,446,493)	2,486,042
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
1,344,369 shares (cost $14,015,089)	14,102,430
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,092,646 shares (cost $10,640,290)	10,653,296
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)
26,875 shares (cost $275,508)	275,465
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
92,126 shares (cost $1,175,701)	1,257,513
VP Income & Growth Fund - Class III (ACVIG3)
598,427 shares (cost $4,467,896)	5,487,574
American Century VP Inflation Protection Fund - Class II (ACVIP2)
623,406 shares (cost $7,117,930)	6,514,597
VP Ultra(R) Fund - Class III (ACVU3)
28,191 shares (cost $288,958)	414,408
VP Value Fund - Class III (ACVV3)
1,199,150 shares (cost $8,188,265)	10,132,819
Quality Bond Fund II - Primary Shares (FQB)
448 shares (cost $4,939)	5,123
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
112,897 shares (cost $1,734,630)	1,912,473
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
257,428 shares (cost $5,818,126)	8,675,310
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
460,412 shares (cost $9,741,798)	10,469,760
VIP Growth Portfolio - Service Class 2 R (FG2R)
303,115 shares (cost $15,150,455)	17,083,575
VIP High Income Portfolio - Service Class 2R (FHI2R)
569,390 shares (cost $3,306,663)	3,211,361
Franklin Income Securities Fund - Class 2 (FTVIS2)
162,841 shares (cost $2,490,511)	2,616,856
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
195,351 shares (cost $4,212,551)	4,461,812
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
845,558 shares (cost $6,425,094)	6,274,041
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
111,672 shares (cost $1,832,799)	2,138,521
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
1,715,364 shares (cost $14,582,887)	14,237,522
Global Securities Fund/VA - Service Class (OVGSS)
34,129 shares (cost $1,344,415)	1,381,208
All Asset Portfolio - Advisor Class (PMVAAD)
997,763 shares (cost $11,487,734)	10,955,439

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
178,427 shares (cost $1,962,341)	1,916,301
Low Duration Portfolio - Advisor Class (PMVLAD)
1,327,107 shares (cost $14,012,338)	14,080,609
Total Return Portfolio - Advisor Class (PMVTRD)
1,817,003 shares (cost $20,615,969)	19,950,696
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
297,356 shares (cost $1,900,441)	1,799,001
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
289,852 shares (cost $4,178,514)	3,895,606
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
424,431 shares (cost $5,731,159)	5,237,482
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
4,974,228 shares (cost $39,825,718)	40,142,018
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
56,458 shares (cost $1,363,945)	1,396,207
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
77,369 shares (cost $797,301)	807,730
VP UltraShort NASDAQ-100 (PROUSN)
227,482 shares (cost $434,490)	427,666
VP Access High Yield Fund (PROAHY)
3,034,021 shares (cost $89,575,742)	91,050,973
VP Asia 30 (PROA30)
48,605 shares (cost $2,662,754)	2,720,901
VP Banks (PROBNK)
99,236 shares (cost $1,544,870)	1,633,431
VP Basic Materials (PROBM)
45,452 shares (cost $2,393,375)	2,519,846
VP Bear (PROBR)
137,433 shares (cost $1,628,655)	1,562,613
VP Biotechnology (PROBIO)
122,623 shares (cost $6,531,492)	7,081,467
VP Bull (PROBL)
275,443 shares (cost $10,392,453)	10,433,770
VP Consumer Goods (PROCG)
27,389 shares (cost $1,328,565)	1,401,205
VP Consumer Services (PROCS)
89,460 shares (cost $4,799,147)	5,108,150
VP Emerging Markets (PROEM)
149,939 shares (cost $3,562,187)	3,580,536
VP Europe 30 (PROE30)
157,684 shares (cost $3,925,138)	4,079,298
VP Financials (PROFIN)
63,536 shares (cost $1,661,193)	1,777,732
VP Health Care (PROHC)
120,150 shares (cost $5,980,180)	6,211,742
VP Industrials (PROIND)
125,757 shares (cost $6,594,497)	7,200,859
VP International (PROINT)
195,658 shares (cost $4,499,190)	4,695,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VP Internet (PRONET)
	40,524 shares (cost $3,046,863)	3,265,401
VP Japan (PROJP)
	202,675 shares (cost $3,683,401)	3,830,559
VP NASDAQ-100 (PRON)
	340,750 shares (cost $10,198,607)	10,386,058
VP Oil & Gas (PROOG)
	74,981 shares (cost $3,770,099)	4,009,970
VP Pharmaceuticals (PROPHR)
	92,085 shares (cost $3,068,653)	3,148,374
VP Precious Metals (PROPM)
	93,340 shares (cost $2,138,940)	2,198,167
VP Real Estate (PRORE)
	38,568 shares (cost $2,033,850)	1,968,125
VP Rising Rates Opportunity (PRORRO)
	284,846 shares (cost $2,286,177)	2,315,795
VP Semiconductor (PROSCN)
	12,217 shares (cost $282,484)	297,115
VP Short Emerging Markets (PROSEM)
	20,228 shares (cost $266,572)	262,356
VP Short International (PROSIN)
	40,112 shares (cost $541,037)	515,845
VP Short NASDAQ-100 (PROSN)
	87,231 shares (cost $433,756)	423,071
VP Technology (PROTEC)
	178,085 shares (cost $3,869,848)	4,079,933
VP Telecommunications (PROTEL)
	47,078 shares (cost $413,805)	412,870
VP U.S. Government Plus (PROGVP)
	89,955 shares (cost $1,614,919)	1,593,100
VP UltraNASDAQ-100 (PROUN)
	156,527 shares (cost $8,028,000)	8,062,712
VP Utilities (PROUTL)
	38,102 shares (cost $1,332,593)	1,336,610
Global Managed Futures Strategy (RVMFU)
	169,499 shares (cost $3,177,774)	3,156,078
Variable Fund - Long Short Equity Fund (RSRF)
	543,862 shares (cost $6,683,787)	7,978,451
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
	344,542 shares (cost $12,137,496)	14,563,806
Variable Trust - Banking Fund (RBKF)
	111,378 shares (cost $1,564,274)	1,611,640
Variable Trust - Basic Materials Fund (RBMF)
	197,263 shares (cost $4,917,229)	4,896,072
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
	258,560 shares (cost $6,528,569)	7,580,982
Variable Trust - Biotechnology Fund (RBF)
	164,787 shares (cost $9,109,279)	9,526,361
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
	565,413 shares (cost $14,410,486)	15,158,710
Variable Trust - Commodities Strategy Fund (RVCMD)
	291,593 shares (cost $3,167,268)	3,163,779

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Trust - Consumer Products Fund (RCPF)
137,883 shares (cost $7,615,624)	7,851,073
Variable Trust - Dow 2x Strategy Fund (RVLDD)
88,999 shares (cost $14,164,914)	15,127,209
Variable Trust - Electronics Fund (RELF)
55,161 shares (cost $2,061,607)	2,140,241
Variable Trust - Energy Fund (RENF)
262,480 shares (cost $7,961,305)	8,134,255
Variable Trust - Energy Services Fund (RESF)
352,216 shares (cost $7,924,698)	7,762,839
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
378,381 shares (cost $6,956,276)	7,083,296
Variable Trust - Financial Services Fund (RFSF)
263,634 shares (cost $5,148,122)	5,285,853
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
465,550 shares (cost $5,558,349)	5,256,064
Variable Trust - Health Care Fund (RHCF)
276,206 shares (cost $12,485,593)	13,506,459
Variable Trust - Internet Fund (RINF)
382,063 shares (cost $7,673,475)	8,210,539
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
379,044 shares (cost $1,760,885)	1,652,634
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
1,163,810 shares (cost $12,328,960)	12,394,577
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
55,985 shares (cost $719,419)	694,218
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
96,149 shares (cost $601,851)	589,392
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
122,344 shares (cost $1,332,041)	1,327,435
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
103,410 shares (cost $2,050,116)	2,017,524
Variable Trust - Japan 2x Strategy Fund (RLCJ)
87,106 shares (cost $2,417,348)	2,492,093
Variable Trust - Leisure Fund (RLF)
51,489 shares (cost $4,126,986)	4,912,607
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
137,473 shares (cost $4,562,389)	4,876,176
Variable Fund - Multi-Hedge Strategies (RVARS)
310,452 shares (cost $6,996,736)	7,062,775
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
457,653 shares (cost $19,504,936)	20,772,869
Variable Trust - NASDAQ-100(R) Fund (ROF)
634,340 shares (cost $18,464,685)	19,264,901
Variable Trust - Nova Fund (RNF)
216,583 shares (cost $28,432,443)	28,504,447
Variable Trust - Precious Metals Fund (RPMF)
1,425,034 shares (cost $10,462,507)	9,533,476
Variable Trust - Real Estate Fund (RREF)
241,146 shares (cost $7,599,969)	7,335,656

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Variable Trust - Retailing Fund (RRF)
226,289 shares (cost $4,728,482)	4,609,506
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
115,784 shares (cost $5,678,554)	5,994,130
Variable Trust - S&P 500 2x Strategy Fund (RTF)
66,279 shares (cost $14,550,088)	15,631,197
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
850,129 shares (cost $37,037,771)	40,474,631
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
309,175 shares (cost $39,626,007)	43,034,038
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
822,521 shares (cost $34,511,879)	35,384,847
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
176,807 shares (cost $20,186,666)	20,702,324
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
652,264 shares (cost $28,304,994)	29,782,357
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
89,668 shares (cost $12,766,032)	14,186,397
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
70,708 shares (cost $817,687)	808,895
Variable Trust - Technology Fund (RTEC)
482,392 shares (cost $5,820,128)	6,237,333
Variable Trust - Telecommunications Fund (RTEL)
98,443 shares (cost $993,342)	1,042,516
Variable Trust - Transportation Fund (RTRF)
391,969 shares (cost $8,994,276)	9,713,002
Variable Trust - Utilities Fund (RUTL)
202,798 shares (cost $4,284,400)	4,236,440
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
26,169 shares (cost $623,500)	623,352
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)
175,759 shares (cost $4,435,591)	4,502,950
Series M (Macro Opportunities Series) (GSBLMO)
940 shares (cost $23,617)	23,721
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
125,215 shares (cost $3,679,903)	3,930,513
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
161,239 shares (cost $1,597,070)	1,665,600
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,323,946 shares (cost $26,928,056)	30,789,032

Total Investments	$1,358,678,343

Accounts Recievable-NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	3

Other Accounts Payable	(13,454)
Accounts Payable-Quality Bond Fund II - Primary Shares (FQB)	(7)

$1,358,664,885

Contract Owners’ Equity:
Accumulation units	1,358,551,505
Contracts in payout (annuitization) period (note 1f)	113,380

Total Contract Owners’ Equity (note 5)	$1,358,664,885

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVHY	IVBRA2	LZREMS
Reinvested dividends	$13,779,690	-	823	249,483	-	443,139	-	21,299
Mortality and expense risk charges (note 2)	(17,857,355)	(105)	(4,571)	(293,178)	(10,595)	(243,389)	(28)	(7,849)

Net investment income (loss)	(4,077,665)	(105)	(3,748)	(43,695)	(10,595)	199,750	(28)	13,450

Realized gain (loss) on investments	64,019,070	24	41,116	175,685	(57,091)	568,759	(344)	56,819
Change in unrealized gain (loss) on investments	44,182,999	2,583	40,851	1,440,776	(42,438)	(729,997)	(137)	(47,569)

Net gain (loss) on investments	108,202,069	2,607	81,967	1,616,461	(99,529)	(161,238)	(481)	9,250

Reinvested capital gains	17,616,463	-	-	967,072	-	-	-	8,864

Net increase (decrease) in contract owners’ equity resulting from operations	$121,740,867	2,502	78,219	2,539,838	(110,124)	38,512	(509)	31,564

Investment Activity:	MVGTAS	MGRFV	MSEMB	MSVGT2	VKVGR2	GVAAA2	HIBF3	GEM3
Reinvested dividends	$31,711	26	36,561	571	79,763	191,588	315,069	29,311
Mortality and expense risk charges (note 2)	(13,779)	(17)	(18,022)	(10,002)	(34,769)	(188,743)	(79,942)	(46,186)

Net investment income (loss)	17,932	9	18,539	(9,431)	44,994	2,845	235,127	(16,875)

Realized gain (loss) on investments	34,118	12	(13,421)	33,056	111,497	756,557	123,345	(189,727)
Change in unrealized gain (loss) on investments	16,629	22	(147,342)	69,608	(188,156)	1,373,775	(53,091)	(41,430)

Net gain (loss) on investments	50,747	34	(160,763)	102,664	(76,659)	2,130,332	70,254	(231,157)

Reinvested capital gains	-	-	11,377	-	-	3,562	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$68,679	43	(130,847)	93,233	(31,665)	2,136,739	305,381	(248,032)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2
Reinvested dividends	$49,097	82,983	100,765	103,822	370,635	209,757	102,402	52,210
Mortality and expense risk charges (note 2)	(31,314)	(46,158)	(68,802)	(94,685)	(207,186)	(113,248)	(70,009)	(68,767)

Net investment income (loss)	17,783	36,825	31,963	9,137	163,449	96,509	32,393	(16,557)

Realized gain (loss) on investments	159,803	103,929	142,754	159,717	789,283	583,547	165,771	(234,457)
Change in unrealized gain (loss) on investments	193,914	184,791	452,184	(101,140)	547,617	324,514	54,126	(4,088)

Net gain (loss) on investments	353,717	288,720	594,938	58,577	1,336,900	908,061	219,897	(238,545)

Reinvested capital gains	92,189	86,788	162,752	133,008	531,642	592,148	119,773	64,393

Net increase (decrease) in contract owners’ equity resulting from operations	$463,689	412,333	789,653	200,722	2,031,991	1,596,718	372,063	(190,709)

Investment Activity:	TRF3	GBF3	CAF2	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6
Reinvested dividends	$22,038	189,229	459	100,194	20,142	21,265	168,877	294,285
Mortality and expense risk charges (note 2)	(18,717)	(184,403)	(304)	(74,226)	(13,772)	(16,172)	(188,026)	(281,517)

Net investment income (loss)	3,321	4,826	155	25,968	6,370	5,093	(19,149)	12,768

Realized gain (loss) on investments	133,648	(638,445)	2,038	361,708	17,260	51,028	494,868	1,842,849
Change in unrealized gain (loss) on investments	216,452	(279,594)	2,773	739,105	83,045	87,182	(294,064)	815,971

Net gain (loss) on investments	350,100	(918,039)	4,811	1,100,813	100,305	138,210	200,804	2,658,820

Reinvested capital gains	-	122,098	-	-	9,029	16,740	146,841	-

Net increase (decrease) in contract owners’ equity resulting from operations	$353,421	(791,115)	4,966	1,126,781	115,704	160,043	328,496	2,671,588

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2	NVMMG1
Reinvested dividends	$113,868	150,444	-	19,794	38,247	10,834	25,617	-
Mortality and expense risk charges (note 2)	(89,135)	(176,962)	(967)	(34,313)	(25,105)	(24,195)	(27,847)	(4,224)

Net investment income (loss)	24,733	(26,518)	(967)	(14,519)	13,142	(13,361)	(2,230)	(4,224)

Realized gain (loss) on investments	393,285	1,039,062	59	166,912	61,247	71,590	186,676	52,458
Change in unrealized gain (loss) on investments	802,612	(184,632)	-	215,241	214,872	277,293	199,992	29,612

Net gain (loss) on investments	1,195,897	854,430	59	382,153	276,119	348,883	386,668	82,070

Reinvested capital gains	-	119,799	-	-	-	128,436	89,414	19,304

Net increase (decrease) in contract owners’ equity resulting from operations	$1,220,630	947,711	(908)	367,634	289,261	463,958	473,852	97,150

Investment Activity:	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	MSBF	NVSTB2	NVRE2
Reinvested dividends	$-	53,701	-	19,965	4,216	4,929	75,165	1,528
Mortality and expense risk charges (note 2)	(37,735)	(62,835)	(16,084)	(25,164)	(39,529)	(1,657)	(82,206)	(705)

Net investment income (loss)	(37,735)	(9,134)	(16,084)	(5,199)	(35,313)	3,272	(7,041)	823

Realized gain (loss) on investments	320,648	724,313	67,646	227,309	316,079	(12,540)	(28,522)	(9,345)
Change in unrealized gain (loss) on investments	289,280	217,420	238,461	350,957	659,248	(4,918)	(27,046)	(3,957)

Net gain (loss) on investments	609,928	941,733	306,107	578,266	975,327	(17,458)	(55,568)	(13,302)

Reinvested capital gains	156,933	212,019	62,063	-	-	-	7,089	5,721

Net increase (decrease) in contract owners’ equity resulting from operations	$729,126	1,144,618	352,086	573,067	940,014	(14,186)	(55,520)	(6,758)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVMM2	NVLM2	NVLCA2	NCPG2	IDPG2	IDPGI2	NOVMH2	NOVPI2
Reinvested dividends	$-	19,023	-	92	74	185	-	183,896
Mortality and expense risk charges (note 2)	(3,164,691)	(16,832)	(4,626)	(12)	(6)	(15)	(34,371)	(256,881)

Net investment income (loss)	(3,164,691)	2,191	(4,626)	80	68	170	(34,371)	(72,985)

Realized gain (loss) on investments	-	5,959	491	(6)	-	-	(11,343)	544,953
Change in unrealized gain (loss) on investments	-	195,827	67,783	(9)	19	(65)	62,312	(151,428)

Net gain (loss) on investments	-	201,786	68,274	(15)	19	(65)	50,969	393,525

Reinvested capital gains	-	14,561	1,789	52	6	37	-	158,970

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,164,691)	218,538	65,437	117	93	142	16,598	479,510

Investment Activity:	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB
Reinvested dividends	$-	48	24,116	110,353	127,809	1,995	130,543	214
Mortality and expense risk charges (note 2)	(46,089)	(63)	(10,591)	(66,638)	(120,273)	(4,870)	(104,426)	(66)

Net investment income (loss)	(46,089)	(15)	13,525	43,715	7,536	(2,875)	26,117	148

Realized gain (loss) on investments	(37,614)	(48)	40,951	613,441	(497,607)	31,386	503,743	3
Change in unrealized gain (loss) on investments	13,006	(43)	78,668	708,558	(696,245)	85,382	1,412,957	(164)

Net gain (loss) on investments	(24,608)	(91)	119,619	1,321,999	(1,193,852)	116,768	1,916,700	(161)

Reinvested capital gains	-	88	-	-	312,601	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(70,697)	(18)	133,144	1,365,714	(873,715)	113,893	1,942,817	(13)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2	FTVMD2	FTVFA2
Reinvested dividends	$23,486	67,668	224,529	28,488	164,935	10,368	10,600	439,113
Mortality and expense risk charges (note 2)	(19,500)	(108,755)	(110,642)	(118,040)	(39,326)	(13,754)	(13,423)	(61,242)

Net investment income (loss)	3,986	(41,087)	113,887	(89,552)	125,609	(3,386)	(2,823)	377,871

Realized gain (loss) on investments	42,549	919,872	315,073	874,747	(41,253)	(12,698)	17,533	165,806
Change in unrealized gain (loss) on investments	151,416	1,153,511	570,118	1,630,072	(53,011)	126,345	249,261	(283,909)

Net gain (loss) on investments	193,965	2,073,383	885,191	2,504,819	(94,264)	113,647	266,794	(118,103)

Reinvested capital gains	4,370	2,333	630,416	10,496	-	-	44,056	640,381

Net increase (decrease) in contract owners’ equity resulting from operations	$202,321	2,034,629	1,629,494	2,425,763	31,345	110,261	308,027	900,149

Investment Activity:	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD
Reinvested dividends	$32,145	782,864	55	522,368	38,655	188,891	529,672	35,046
Mortality and expense risk charges (note 2)	(26,317)	(84,900)	(5,503)	(188,054)	(29,280)	(221,616)	(402,875)	(31,314)

Net investment income (loss)	5,828	697,964	(5,448)	334,314	9,375	(32,725)	126,797	3,732

Realized gain (loss) on investments	2,168	8,582	111,215	92,788	(226,040)	(195,558)	(880,064)	(494,757)
Change in unrealized gain (loss) on investments	437,256	(345,365)	36,792	(686,985)	(26,223)	10,925	(530,567)	129,124

Net gain (loss) on investments	439,424	(336,783)	148,007	(594,197)	(252,263)	(184,633)	(1,410,631)	(365,633)

Reinvested capital gains	95,478	-	-	-	19,818	-	174,967	-

Net increase (decrease) in contract owners’ equity resulting from operations	$540,730	361,181	142,559	(259,883)	(223,070)	(217,358)	(1,108,867)	(361,901)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30
Reinvested dividends	$405,205	46,200	2,220,244	10,702	78,266	-	1,564,120	466
Mortality and expense risk charges (note 2)	(110,308)	(71,559)	(566,190)	(17,224)	(22,108)	(17,016)	(779,657)	(21,025)

Net investment income (loss)	294,897	(25,359)	1,654,054	(6,522)	56,158	(17,016)	784,463	(20,559)

Realized gain (loss) on investments	(322,048)	(254,881)	820,865	(53,079)	(65,307)	(851,996)	(7,493)	53,721
Change in unrealized gain (loss) on investments	(915,097)	(270,908)	(1,000,671)	(23,262)	25,519	(1,110)	2,062,411	27,258

Net gain (loss) on investments	(1,237,145)	(525,789)	(179,806)	(76,341)	(39,788)	(853,106)	2,054,918	80,979

Reinvested capital gains	31,574	36,913	-	-	124,389	-	1,802,745	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(910,674)	(514,235)	1,474,248	(82,863)	140,759	(870,122)	4,642,126	60,420

Investment Activity:	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM
Reinvested dividends	$5,122	14,597	-	-	-	12,331	3,843	14,448
Mortality and expense risk charges (note 2)	(30,116)	(28,597)	(40,045)	(72,268)	(141,879)	(22,612)	(35,493)	(55,714)

Net investment income (loss)	(24,994)	(14,000)	(40,045)	(72,268)	(141,879)	(10,281)	(31,650)	(41,266)

Realized gain (loss) on investments	232,867	232,971	(934,894)	1,619,902	2,236,482	234,226	326,680	(82,581)
Change in unrealized gain (loss) on investments	37,916	82,649	(41,502)	640,287	(144,610)	64,045	280,122	(184,909)

Net gain (loss) on investments	270,783	315,620	(976,396)	2,260,189	2,091,872	298,271	606,802	(267,490)

Reinvested capital gains	-	-	-	-	88,396	-	4,356	-

Net increase (decrease) in contract owners’ equity resulting from operations	$245,789	301,620	(1,016,441)	2,187,921	2,038,389	287,990	579,508	(308,756)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON
Reinvested dividends	$7,301	4,660	11,602	9,306	-	-	-	-
Mortality and expense risk charges (note 2)	(26,733)	(22,858)	(57,070)	(47,482)	(50,275)	(24,637)	(65,864)	(61,552)

Net investment income (loss)	(19,432)	(18,198)	(45,468)	(38,176)	(50,275)	(24,637)	(65,864)	(61,552)

Realized gain (loss) on investments	315,069	127,715	698,137	531,348	178,589	323,272	976,884	1,150,517
Change in unrealized gain (loss) on investments	94,799	107,653	233,035	582,633	37,134	211,946	114,740	187,545

Net gain (loss) on investments	409,868	235,368	931,172	1,113,981	215,723	535,218	1,091,624	1,338,062

Reinvested capital gains	-	-	-	-	199,907	88,106	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$390,436	217,170	885,704	1,075,805	365,355	598,687	1,025,760	1,276,510

Investment Activity:	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN
Reinvested dividends	$16,494	35,881	-	32,896	-	638	-	-
Mortality and expense risk charges (note 2)	(54,046)	(26,970)	(38,472)	(46,556)	(32,416)	(3,397)	(10,282)	(17,090)

Net investment income (loss)	(37,552)	8,911	(38,472)	(13,660)	(32,416)	(2,759)	(10,282)	(17,090)

Realized gain (loss) on investments	332,046	143,087	(1,401,346)	(19,451)	225,740	92,588	(205,980)	(178,548)
Change in unrealized gain (loss) on investments	273,605	100,994	283,161	(12,755)	26,570	15,235	24,886	(1,835)

Net gain (loss) on investments	605,651	244,081	(1,118,185)	(32,206)	252,310	107,823	(181,094)	(180,383)

Reinvested capital gains	146,333	97,347	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$714,432	350,339	(1,156,657)	(45,866)	219,894	105,064	(191,376)	(197,473)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RSRF
Reinvested dividends	$-	-	16,783	7,338	-	54,425	-	210
Mortality and expense risk charges (note 2)	(13,404)	(32,561)	(10,404)	(71,917)	(30,974)	(30,116)	(47,472)	(97,714)

Net investment income (loss)	(13,404)	(32,561)	6,379	(64,579)	(30,974)	24,309	(47,472)	(97,504)

Realized gain (loss) on investments	(348,186)	239,879	(142,268)	(1,098,956)	1,331,361	108,802	(463,482)	156,783
Change in unrealized gain (loss) on investments	(10,113)	274,000	115,045	(21,414)	(14,280)	(540)	533,137	966,197

Net gain (loss) on investments	(358,299)	513,879	(27,223)	(1,120,370)	1,317,081	108,262	69,655	1,122,980

Reinvested capital gains	-	-	25,407	303,700	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(371,703)	481,318	4,563	(881,249)	1,286,107	132,571	22,183	1,025,476

Investment Activity:	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF
Reinvested dividends	$1,927	14,350	34,361	101,315	-	213,498	-	93,277
Mortality and expense risk charges (note 2)	(178,457)	(36,211)	(76,886)	(102,831)	(125,599)	(217,471)	(52,691)	(114,583)

Net investment income (loss)	(176,530)	(21,861)	(42,525)	(1,516)	(125,599)	(3,973)	(52,691)	(21,306)

Realized gain (loss) on investments	659,201	337,442	(508,850)	447,195	2,656,261	645,935	(78,601)	1,584,161
Change in unrealized gain (loss) on investments	1,861,640	(50,235)	58,743	607,293	523,250	150,597	(66,206)	267,878

Net gain (loss) on investments	2,520,841	287,207	(450,107)	1,054,488	3,179,511	796,532	(144,807)	1,852,039

Reinvested capital gains	-	186,293	244,947	-	-	323,037	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$2,344,311	451,639	(247,685)	1,052,972	3,053,912	1,115,596	(197,498)	1,830,733

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF
Reinvested dividends	$-	5,126	16,740	-	8,983	27,832	148,513	21,510
Mortality and expense risk charges (note 2)	(139,986)	(27,731)	(119,585)	(95,266)	(58,132)	(81,139)	(242,546)	(153,482)

Net investment income (loss)	(139,986)	(22,605)	(102,845)	(95,266)	(49,149)	(53,307)	(94,033)	(131,972)

Realized gain (loss) on investments	3,438,553	580,935	857,325	931,288	629,819	1,196,595	(10,076,113)	2,474,699
Change in unrealized gain (loss) on investments	916,252	14,646	748,448	157,143	(60,307)	34,793	(181,154)	1,029,362

Net gain (loss) on investments	4,354,805	595,581	1,605,773	1,088,431	569,512	1,231,388	(10,257,267)	3,504,061

Reinvested capital gains	-	-	119,075	283,573	-	-	1,193,928	-

Net increase (decrease) in contract owners’ equity resulting from operations	$4,214,819	572,976	1,622,003	1,276,738	520,363	1,178,081	(9,157,372)	3,372,089

Investment Activity:	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ
Reinvested dividends	$-	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(69,123)	(51,467)	(95,905)	(14,202)	(20,299)	(25,452)	(62,514)	(37,709)

Net investment income (loss)	(69,123)	(51,467)	(95,905)	(14,202)	(20,299)	(25,452)	(62,514)	(37,709)

Realized gain (loss) on investments	867,754	(1,769,502)	158,167	(244,138)	(502,351)	(685,042)	(1,514,696)	648,771
Change in unrealized gain (loss) on investments	904,614	(153,594)	113,156	(17,759)	(2,299)	15,531	31,871	49,475

Net gain (loss) on investments	1,772,368	(1,923,096)	271,323	(261,897)	(504,650)	(669,511)	(1,482,825)	698,246

Reinvested capital gains	144,734	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,847,979	(1,974,563)	175,418	(276,099)	(524,949)	(694,963)	(1,545,339)	660,537

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF
Reinvested dividends	$32,140	-	-	-	-	11,329	127,049	213,020
Mortality and expense risk charges (note 2)	(76,050)	(74,433)	(100,772)	(146,187)	(130,828)	(165,189)	(188,243)	(150,088)

Net investment income (loss)	(43,910)	(74,433)	(100,772)	(146,187)	(130,828)	(153,860)	(61,194)	62,932

Realized gain (loss) on investments	1,385,348	1,653,950	190,507	3,683,148	2,877,102	4,857,923	(10,909,563)	600,129
Change in unrealized gain (loss) on investments	477,732	139,312	(75,720)	1,362,512	761,861	(266,949)	1,267,214	(371,515)

Net gain (loss) on investments	1,863,080	1,793,262	114,787	5,045,660	3,638,963	4,590,974	(9,642,349)	228,614

Reinvested capital gains	-	-	-	1,814,037	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,819,170	1,718,829	14,015	6,713,510	3,508,135	4,437,114	(9,703,543)	291,546

Investment Activity:	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG
Reinvested dividends	$593	-	-	-	-	-	15,797	-
Mortality and expense risk charges (note 2)	(50,941)	(92,440)	(166,574)	(450,880)	(401,183)	(390,580)	(230,166)	(304,450)

Net investment income (loss)	(50,348)	(92,440)	(166,574)	(450,880)	(401,183)	(390,580)	(214,369)	(304,450)

Realized gain (loss) on investments	798,708	2,501,384	5,084,346	6,154,278	4,936,907	1,172,344	2,920,051	3,607,947
Change in unrealized gain (loss) on investments	(119,375)	246,587	1,081,013	3,284,925	2,931,792	2,615,495	235,438	1,418,422

Net gain (loss) on investments	679,333	2,747,971	6,165,359	9,439,203	7,868,699	3,787,839	3,155,489	5,026,369

Reinvested capital gains	414,916	-	-	-	-	2,460,732	-	1,443,441

Net increase (decrease) in contract owners’ equity resulting from operations	$1,043,901	2,655,531	5,998,785	8,988,323	7,467,516	5,857,991	2,941,120	6,165,360

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	GVFRB
Reinvested dividends	$51,787	-	-	24,651	-	167,299	-	-
Mortality and expense risk charges (note 2)	(158,159)	(16,687)	(69,183)	(15,353)	(105,857)	(76,070)	(7,580)	(32,883)

Net investment income (loss)	(106,372)	(16,687)	(69,183)	9,298	(105,857)	91,229	(7,580)	(32,883)

Realized gain (loss) on investments	1,956,823	(138,329)	751,386	103,880	2,256,698	430,793	(39,910)	43,993
Change in unrealized gain (loss) on investments	1,241,525	45,008	716,074	52,697	467,263	35,374	407	67,360

Net gain (loss) on investments	3,198,348	(93,321)	1,467,460	156,577	2,723,961	466,167	(39,503)	111,353

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,091,976	(110,008)	1,398,277	165,875	2,618,104	557,396	(47,083)	78,470

Investment Activity:	GSBLMO	VWHA	VWAR	WRASP	RVAAS	RVACS	RVAMS	RVDFA
Reinvested dividends	$-	15,037	-	269,911	7,859	44,535	35,130	-
Mortality and expense risk charges (note 2)	(28)	(44,612)	(32,041)	(331,045)	(9,605)	(23,799)	(39,760)	(108,734)

Net investment income (loss)	(28)	(29,575)	(32,041)	(61,134)	(1,746)	20,736	(4,630)	(108,734)

Realized gain (loss) on investments	-	1,814	6,702	2,467,510	62,397	151,787	375,116	1,131,888
Change in unrealized gain (loss) on investments	105	229,262	64,314	2,588,277	3,317	(81,771)	(83,431)	448,399

Net gain (loss) on investments	105	231,076	71,016	5,055,787	65,714	70,016	291,685	1,580,287

Reinvested capital gains	-	42,986	16,118	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$77	244,487	55,093	4,994,653	63,968	90,752	287,055	1,471,553

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	RVDSR
Reinvested dividends	$-
Mortality and expense risk charges (note 2)	(133,480)

Net investment income (loss)	(133,480)

Realized gain (loss) on investments	2,701,315
Change in unrealized gain (loss) on investments	(649,204)

Net gain (loss) on investments	2,052,111

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,918,631

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AAEIP3		AMVGS4		MLVGA3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(4,077,665)	(3,575,782)	(105)	-	(3,748)	-	(43,695)	(26,058)
Realized gain (loss) on investments	64,019,070	28,986,791	24	-	41,116	-	175,685	(187,107)
Change in unrealized gain (loss) on investments	44,182,999	18,107,651	2,583	-	40,851	-	1,440,776	1,842,464
Reinvested capital gains	17,616,463	18,501,679	-	-	-	-	967,072	62,011

Net increase (decrease) in contract owners’ equity resulting from operations	121,740,867	62,020,339	2,502	-	78,219	-	2,539,838	1,691,310

Equity transactions:
Purchase payments received from contract owners (note 3)	294,458,646	201,408,291	12,859	-	238,694	-	3,156,303	1,265,617
Transfers between funds	-	-	144,478	-	800,223	-	2,679,345	(3,443,930)
Redemptions (note 3)	(203,208,338)	(174,982,576)	-	-	(1,840)	-	(2,197,328)	(2,652,714)
Annuity benefits	(5,930)	(35,006)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,264)	(1,481)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(792,711)	(1,136,874)	-	-	-	-	(6,703)	(14,621)
Adjustments to maintain reserves	(20,232)	(1,206)	3	-	(6)	-	(223)	(81)

Net equity transactions	90,430,171	25,251,148	157,340	-	1,037,071	-	3,631,394	(4,845,729)

Net change in contract owners’ equity	212,171,038	87,271,487	159,842	-	1,115,290	-	6,171,232	(3,154,419)
Contract owners’ equity beginning of period	1,146,493,847	1,059,222,360	-	-	-	-	18,765,559	21,919,978

Contract owners’ equity end of period	$1,358,664,885	1,146,493,847	159,842	-	1,115,290	-	24,936,791	18,765,559

CHANGES IN UNITS:
Beginning units	105,261,098	101,178,798	-	-	-	-	1,703,212	2,154,758
Units purchased	851,997,208	712,984,447	15,481	-	195,979	-	1,006,686	991,209
Units redeemed	(850,274,638)	(708,902,147)	(65)	-	(98,789)	-	(689,041)	(1,442,755)

Ending units	106,983,668	105,261,098	15,416	-	97,190	-	2,020,857	1,703,212

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CSCRS		DXVHY		IVBRA2		LZREMS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(10,595)	(26,776)	199,750	319,901	(28)	-	13,450	-
Realized gain (loss) on investments	(57,091)	(473,132)	568,759	267,554	(344)	-	56,819	-
Change in unrealized gain (loss) on investments	(42,438)	484,460	(729,997)	769,705	(137)	-	(47,569)	-
Reinvested capital gains	-	-	-	-	-	-	8,864	-

Net increase (decrease) in contract owners’ equity resulting from operations	(110,124)	(15,448)	38,512	1,357,160	(509)	-	31,564	-

Equity transactions:
Purchase payments received from contract owners (note 3)	99,808	280,959	589,807	742,536	12,188	-	404,836	-
Transfers between funds	(31,220)	(1,635,005)	(32,126,407)	36,297,775	88,197	-	1,105,242	-
Redemptions (note 3)	(37,405)	(121,042)	(1,354,260)	(2,958,142)	-	-	(6,797)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(111)	(612)	(5,007)	(1,991)	-	-	(24)	-
Adjustments to maintain reserves	(16)	(83)	(85)	23,570	(12)	-	(3)	-

Net equity transactions	31,056	(1,475,783)	(32,895,952)	34,103,748	100,373	-	1,503,254	-

Net change in contract owners’ equity	(79,068)	(1,491,231)	(32,857,440)	35,460,908	99,864	-	1,534,818	-
Contract owners’ equity beginning of period	757,682	2,248,913	35,460,908	-	-	-	-	-

Contract owners’ equity end of period	$678,614	757,682	2,603,468	35,460,908	99,864	-	1,534,818	-

CHANGES IN UNITS:
Beginning units	76,969	220,959	3,380,507	-	-	-	-	-
Units purchased	83,445	72,732	3,156,592	6,371,012	14,066	-	256,179	-
Units redeemed	(82,511)	(216,722)	(6,293,891)	(2,990,505)	(4,085)	-	(100,406)	-

Ending units	77,903	76,969	243,208	3,380,507	9,981	-	155,773	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MVGTAS		MGRFV		MSEMB		MSVGT2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,932	1,389	9	-	18,539	3,820	(9,431)	929
Realized gain (loss) on investments	34,118	3,535	12	-	(13,421)	45,459	33,056	11,345
Change in unrealized gain (loss) on investments	16,629	21,086	22	-	(147,342)	51,839	69,608	6,030
Reinvested capital gains	-	-	-	-	11,377	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	68,679	26,010	43	-	(130,847)	101,118	93,233	18,304

Equity transactions:
Purchase payments received from contract owners (note 3)	507,589	201,822	5,000	-	941,983	200,984	397,922	167,073
Transfers between funds	324,082	358,860	2,686	-	(597,230)	743,435	386,811	(8,118)
Redemptions (note 3)	(126,168)	(20,978)	-	-	(146,374)	(33,184)	(38,983)	(3,039)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(495)	(14)	-	-	(1,549)	(380)	(831)	-
Adjustments to maintain reserves	(28)	(26)	-	-	(22)	(45)	(38)	7

Net equity transactions	704,980	539,664	7,686	-	196,808	910,810	744,881	155,923

Net change in contract owners’ equity	773,659	565,674	7,729	-	65,961	1,011,928	838,114	174,227
Contract owners’ equity beginning of period	665,915	100,241	-	-	1,399,443	387,515	229,892	55,665

Contract owners’ equity end of period	$1,439,574	665,915	7,729	-	1,465,404	1,399,443	1,068,006	229,892

CHANGES IN UNITS:
Beginning units	65,019	10,601	-	-	116,382	37,475	23,083	6,278
Units purchased	129,559	70,071	1,083	-	172,040	132,722	342,927	38,414
Units redeemed	(62,312)	(15,653)	(314)	-	(152,093)	(53,815)	(271,783)	(21,609)

Ending units	132,266	65,019	769	-	136,329	116,382	94,227	23,083

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VKVGR2		GVAAA2		HIBF3		GEM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$44,994	(6,401)	2,845	(8,546)	235,127	6,925	(16,875)	(13,659)
Realized gain (loss) on investments	111,497	30,630	756,557	158,965	123,345	4,409,338	(189,727)	(134,917)
Change in unrealized gain (loss) on investments	(188,156)	127,981	1,373,775	203,756	(53,091)	(265,126)	(41,430)	356,961
Reinvested capital gains	-	-	3,562	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(31,665)	152,210	2,136,739	354,175	305,381	4,151,137	(248,032)	208,385

Equity transactions:
Purchase payments received from contract owners (note 3)	1,493,254	184,890	3,696,504	908,029	38,814	2,280,194	942,277	667,920
Transfers between funds	(196,874)	1,186,152	8,677,724	3,512,172	(1,441,463)	(66,219,161)	913,407	197,693
Redemptions (note 3)	(132,569)	(38,500)	(1,097,516)	(702,273)	(519,212)	(3,181,170)	(407,946)	(387,191)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(800)	-	(22,456)	(1,418)	(3,947)	(4,896)	(415)	(1,198)
Adjustments to maintain reserves	(63)	(70)	(71)	(51)	(85)	(98)	(71)	(61)

Net equity transactions	1,162,948	1,332,472	11,254,185	3,716,459	(1,925,893)	(67,125,131)	1,447,252	477,163

Net change in contract owners’ equity	1,131,283	1,484,682	13,390,924	4,070,634	(1,620,512)	(62,973,994)	1,199,220	685,548
Contract owners’ equity beginning of period	1,569,234	84,552	4,926,147	855,513	6,431,471	69,405,465	1,930,557	1,245,009

Contract owners’ equity end of period	$2,700,517	1,569,234	18,317,071	4,926,147	4,810,959	6,431,471	3,129,777	1,930,557

CHANGES IN UNITS:
Beginning units	147,631	10,187	463,618	91,567	435,367	5,343,722	190,632	134,567
Units purchased	229,386	174,323	1,556,647	768,579	19,496	746,356	770,468	157,419
Units redeemed	(124,469)	(36,879)	(598,199)	(396,528)	(146,785)	(5,654,711)	(648,761)	(101,354)

Ending units	252,548	147,631	1,422,066	463,618	308,078	435,367	312,339	190,632

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRA2		NVCRB2		NVCCA2		NVCCN2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$17,783	(2,657)	36,825	(204)	31,963	(3,322)	9,137	29,858
Realized gain (loss) on investments	159,803	(12,046)	103,929	3,865	142,754	(7,788)	159,717	64,722
Change in unrealized gain (loss) on investments	193,914	45,084	184,791	172,460	452,184	191,856	(101,140)	164,371
Reinvested capital gains	92,189	16,919	86,788	34,084	162,752	36,736	133,008	118,010

Net increase (decrease) in contract owners’ equity resulting from operations	463,689	47,300	412,333	210,205	789,653	217,482	200,722	376,961

Equity transactions:
Purchase payments received from contract owners (note 3)	225,421	113,306	4,150,596	841,090	4,037,718	189,440	880,424	466,830
Transfers between funds	3,762,622	(297,712)	1,126,906	(192,391)	467,997	638,861	(1,671,436)	2,319,524
Redemptions (note 3)	(50,170)	(27,167)	(346,137)	(358,101)	(309,147)	(208,082)	(1,828,724)	(1,334,234)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,915)	-	(43)	(8,008)	(41)	(1,628)	(1,878)	(16,308)
Adjustments to maintain reserves	(40)	1	(40)	(66)	(89)	(32)	(90)	(75)

Net equity transactions	3,935,918	(211,572)	4,931,282	282,524	4,196,438	618,559	(2,621,704)	1,435,737

Net change in contract owners’ equity	4,399,607	(164,272)	5,343,615	492,729	4,986,091	836,041	(2,420,982)	1,812,698
Contract owners’ equity beginning of period	198,613	362,885	2,507,709	2,014,980	2,548,266	1,712,225	7,479,943	5,667,245

Contract owners’ equity end of period	$4,598,220	198,613	7,851,324	2,507,709	7,534,357	2,548,266	5,058,961	7,479,943

CHANGES IN UNITS:
Beginning units	17,631	36,757	217,237	189,389	225,897	168,205	685,218	547,754
Units purchased	874,594	17,975	521,385	196,189	402,431	138,502	502,734	595,548
Units redeemed	(574,475)	(37,101)	(117,611)	(168,341)	(66,946)	(80,810)	(737,957)	(458,084)

Ending units	317,750	17,631	621,011	217,237	561,382	225,897	449,995	685,218

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMD2		NVCMA2		NVCMC2		NVLCP2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$163,449	(8,986)	96,509	(3,657)	32,393	4,035	(16,557)	36,355
Realized gain (loss) on investments	789,283	59,098	583,547	(2,225)	165,771	30,337	(234,457)	202,674
Change in unrealized gain (loss) on investments	547,617	314,688	324,514	177,376	54,126	65,292	(4,088)	(98,161)
Reinvested capital gains	531,642	65,544	592,148	45,571	119,773	37,911	64,393	156,859

Net increase (decrease) in contract owners’ equity resulting from operations	2,031,991	430,344	1,596,718	217,065	372,063	137,575	(190,709)	297,727

Equity transactions:
Purchase payments received from contract owners (note 3)	3,958,858	184,426	1,300,921	209,769	467,348	243,832	454,908	471,410
Transfers between funds	16,695,550	76,332	11,828,365	(286,167)	3,171,827	920,990	(3,555,431)	4,229,758
Redemptions (note 3)	(1,360,011)	(800,474)	(726,458)	(303,594)	(317,635)	(204,754)	(528,488)	(585,846)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,292)	(3,746)	-	(5,457)	(41)	(263)	(1,328)	(4,070)
Adjustments to maintain reserves	(51)	(40)	(62)	(27)	(48)	(48)	(45)	(81)

Net equity transactions	19,283,054	(543,502)	12,402,766	(385,476)	3,321,451	959,757	(3,630,384)	4,111,171

Net change in contract owners’ equity	21,315,045	(113,158)	13,999,484	(168,411)	3,693,514	1,097,332	(3,821,093)	4,408,898
Contract owners’ equity beginning of period	3,517,624	3,630,782	1,511,711	1,680,122	2,488,745	1,391,413	6,868,065	2,459,167

Contract owners’ equity end of period	$24,832,669	3,517,624	15,511,195	1,511,711	6,182,259	2,488,745	3,046,972	6,868,065

CHANGES IN UNITS:
Beginning units	311,040	354,699	133,371	167,695	222,877	135,890	635,977	239,858
Units purchased	3,004,497	243,899	1,970,878	66,073	635,781	177,890	533,458	1,711,766
Units redeemed	(1,404,859)	(287,558)	(982,883)	(100,397)	(349,777)	(90,903)	(877,780)	(1,315,647)

Ending units	1,910,678	311,040	1,121,366	133,371	508,881	222,877	291,655	635,977

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	TRF3		GBF3		CAF2		GVIDA6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,321	4,901	4,826	121,110	155	-	25,968	7,558
Realized gain (loss) on investments	133,648	37,413	(638,445)	(206,601)	2,038	-	361,708	171,127
Change in unrealized gain (loss) on investments	216,452	57,205	(279,594)	(286,571)	2,773	-	739,105	419,434
Reinvested capital gains	-	-	122,098	664,845	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	353,421	99,519	(791,115)	292,783	4,966	-	1,126,781	598,119

Equity transactions:
Purchase payments received from contract owners (note 3)	101,235	46,267	263,072	713,623	28,645	-	636,739	73,761
Transfers between funds	756,871	676,327	(5,344,272)	(4,544,507)	53,574	-	652,270	98,783
Redemptions (note 3)	(410,149)	(180,163)	(3,252,053)	(2,792,582)	(353)	-	(382,130)	(791,529)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(237)	(1,454)	(24,842)	(17,234)	-	-	(433)	(1,516)
Adjustments to maintain reserves	(1,154)	(992)	(118)	(151)	1	-	(61)	(31)

Net equity transactions	446,566	539,985	(8,358,213)	(6,640,851)	81,867	-	906,385	(620,532)

Net change in contract owners’ equity	799,987	639,504	(9,149,328)	(6,348,068)	86,833	-	2,033,166	(22,413)
Contract owners’ equity beginning of period	1,054,346	414,842	18,225,025	24,573,093	-	-	4,419,224	4,441,637

Contract owners’ equity end of period	$1,854,333	1,054,346	9,075,697	18,225,025	86,833	-	6,452,390	4,419,224

CHANGES IN UNITS:
Beginning units	83,029	35,854	1,281,066	1,741,410	-	-	323,301	370,983
Units purchased	74,177	76,490	661,779	529,587	15,319	-	148,456	34,220
Units redeemed	(43,280)	(29,315)	(1,272,902)	(989,931)	(7,962)	-	(92,380)	(81,902)

Ending units	113,926	83,029	669,943	1,281,066	7,357	-	379,377	323,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVDBL6		NVDCA6		GVIDC6		GVIDM6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$6,370	6,195	5,093	112	(19,149)	44,727	12,768	22,183
Realized gain (loss) on investments	17,260	7,426	51,028	4,346	494,868	267,323	1,842,849	1,132,096
Change in unrealized gain (loss) on investments	83,045	19,473	87,182	53,743	(294,064)	39,841	815,971	969,630
Reinvested capital gains	9,029	8,734	16,740	8,895	146,841	214,211	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,704	41,828	160,043	67,096	328,496	566,102	2,671,588	2,123,909

Equity transactions:
Purchase payments received from contract owners (note 3)	265,821	59,794	400,571	5,911	1,931,588	633,234	879,783	525,451
Transfers between funds	11,815	486,919	190,528	29,601	(4,654,491)	(408,537)	(5,452,156)	1,484,321
Redemptions (note 3)	(59,390)	(31,039)	(59,062)	(35,445)	(3,182,621)	(2,063,818)	(1,911,117)	(4,696,829)
Annuity benefits	-	-	-	-	-	-	(4,807)	(4,446)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(91)	(421)	(444)	(17,363)	(8,167)	(3,201)	(6,489)
Adjustments to maintain reserves	(37)	(23)	(37)	(33)	(100)	(32)	(131)	(110)

Net equity transactions	218,209	515,560	531,579	(410)	(5,922,987)	(1,847,320)	(6,491,629)	(2,698,102)

Net change in contract owners’ equity	333,913	557,388	691,622	66,686	(5,594,491)	(1,281,218)	(3,820,041)	(574,193)
Contract owners’ equity beginning of period	994,694	437,306	585,042	518,356	15,505,928	16,787,146	22,763,823	23,338,016

Contract owners’ equity end of period	$1,328,607	994,694	1,276,664	585,042	9,911,437	15,505,928	18,943,782	22,763,823

CHANGES IN UNITS:
Beginning units	88,965	42,375	51,664	50,520	1,240,205	1,390,326	1,698,729	1,903,557
Units purchased	31,513	72,200	78,309	28,024	419,872	364,746	351,230	472,277
Units redeemed	(14,245)	(25,610)	(33,588)	(26,880)	(891,381)	(514,867)	(819,232)	(677,105)

Ending units	106,233	88,965	96,385	51,664	768,696	1,240,205	1,230,727	1,698,729

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA6		GVDMC6		SAM		NVMIG6
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$24,733	9,106	(26,518)	32,378	(967)	(894)	(14,519)	(14,563)
Realized gain (loss) on investments	393,285	421,465	1,039,062	358,450	59	-	166,912	(48,740)
Change in unrealized gain (loss) on investments	802,612	375,404	(184,632)	489,106	-	-	215,241	238,279
Reinvested capital gains	-	-	119,799	63,411	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,220,630	805,975	947,711	943,345	(908)	(894)	367,634	174,976

Equity transactions:
Purchase payments received from contract owners (note 3)	217,543	108,431	242,926	392,006	475	(2)	479,037	258,246
Transfers between funds	620,837	(1,620,641)	(4,363,535)	1,532,729	(13,236)	61,581	1,075,348	41,734
Redemptions (note 3)	(1,044,644)	(770,617)	(2,122,906)	(2,349,541)	22	(4,151)	(531,363)	(152,462)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(48)	(53)	-	-
Contingent deferred sales charges (note 2)	(9,430)	(1,951)	(6,305)	(2,514)	-	-	(1,627)	(855)
Adjustments to maintain reserves	(56)	(82)	(87)	(71)	-	(6)	(53)	(93)

Net equity transactions	(215,750)	(2,284,860)	(6,249,907)	(427,391)	(12,787)	57,369	1,021,342	146,570

Net change in contract owners’ equity	1,004,880	(1,478,885)	(5,302,196)	515,954	(13,695)	56,475	1,388,976	321,546
Contract owners’ equity beginning of period	6,069,951	7,548,836	14,897,003	14,381,049	84,301	27,826	1,708,592	1,387,046

Contract owners’ equity end of period	$7,074,831	6,069,951	9,594,807	14,897,003	70,606	84,301	3,097,568	1,708,592

CHANGES IN UNITS:
Beginning units	441,954	617,750	1,136,193	1,162,051	8,730	2,844	146,827	134,318
Units purchased	114,067	52,079	160,245	269,773	-	6,321	247,591	93,844
Units redeemed	(128,725)	(227,875)	(625,386)	(295,631)	(1,322)	(435)	(169,563)	(81,335)

Ending units	427,296	441,954	671,052	1,136,193	7,408	8,730	224,855	146,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV6		NVMLG2		NVMLV2		NVMMG1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$13,142	(8,478)	(13,361)	(11,779)	(2,230)	1,044	(4,224)	(4,614)
Realized gain (loss) on investments	61,247	(41,858)	71,590	9,304	186,676	13,356	52,458	34,058
Change in unrealized gain (loss) on investments	214,872	161,506	277,293	34,989	199,992	81,377	29,612	(15,528)
Reinvested capital gains	-	-	128,436	29,675	89,414	-	19,304	31,365

Net increase (decrease) in contract owners’ equity resulting from operations	289,261	111,170	463,958	62,189	473,852	95,777	97,150	45,281

Equity transactions:
Purchase payments received from contract owners (note 3)	445,213	132,399	351,027	580,511	783,427	370,017	-	2,160
Transfers between funds	1,098,747	88,727	471,142	139,313	462,709	58,114	(91,010)	(20,000)
Redemptions (note 3)	(271,057)	(23,029)	(98,809)	(57,212)	(80,445)	(8,728)	(18,483)	(65,231)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,887)	(54)	(200)	(73)	-	-	-	-
Adjustments to maintain reserves	(31)	(29)	(96)	(26)	(43)	(12)	(28)	4

Net equity transactions	1,270,985	198,014	723,064	662,513	1,165,648	419,391	(109,521)	(83,067)

Net change in contract owners’ equity	1,560,246	309,184	1,187,022	724,702	1,639,500	515,168	(12,371)	(37,786)
Contract owners’ equity beginning of period	1,004,054	694,870	1,216,799	492,097	950,777	435,609	311,905	349,691

Contract owners’ equity end of period	$2,564,300	1,004,054	2,403,821	1,216,799	2,590,277	950,777	299,534	311,905

CHANGES IN UNITS:
Beginning units	96,323	75,748	103,904	47,841	85,985	45,504	18,910	24,039
Units purchased	204,927	47,450	99,083	138,011	181,289	74,727	-	130
Units redeemed	(91,053)	(26,875)	(49,598)	(81,948)	(90,013)	(34,246)	(5,645)	(5,259)

Ending units	210,197	96,323	153,389	103,904	177,261	85,985	13,265	18,910

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMG2		NVMMV2		SCGF3		SCVF3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(37,735)	(19,707)	(9,134)	2,120	(16,084)	(7,315)	(5,199)	(2,896)
Realized gain (loss) on investments	320,648	31,175	724,313	(18,906)	67,646	(10,882)	227,309	85,557
Change in unrealized gain (loss) on investments	289,280	4,301	217,420	25,132	238,461	73,788	350,957	70,935
Reinvested capital gains	156,933	119,453	212,019	115,791	62,063	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	729,126	135,222	1,144,618	124,137	352,086	55,591	573,067	153,596

Equity transactions:
Purchase payments received from contract owners (note 3)	575,128	340,556	1,084,807	96,682	287,440	141,549	789,180	37,339
Transfers between funds	(224,966)	(157,849)	1,881,668	611,558	634,125	(123,950)	628,406	252,352
Redemptions (note 3)	(242,357)	(218,577)	(458,566)	(39,776)	(71,550)	(61,409)	(243,347)	(132,906)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(510)	(92)	(1,264)	(77)	(752)	-	(1,630)	-
Adjustments to maintain reserves	(70)	(43)	(127)	(53)	(76)	(35)	(111)	(45)

Net equity transactions	107,225	(36,005)	2,506,518	668,334	849,187	(43,845)	1,172,498	156,740

Net change in contract owners’ equity	836,351	99,217	3,651,136	792,471	1,201,273	11,746	1,745,565	310,336
Contract owners’ equity beginning of period	1,701,976	1,602,759	1,397,941	605,470	527,377	515,631	968,868	658,532

Contract owners’ equity end of period	$2,538,327	1,701,976	5,049,077	1,397,941	1,728,650	527,377	2,714,433	968,868

CHANGES IN UNITS:
Beginning units	142,567	148,078	117,223	57,643	47,661	51,142	65,799	49,161
Units purchased	875,228	127,797	1,339,624	82,926	88,181	22,104	155,610	52,263
Units redeemed	(862,082)	(133,308)	(1,142,493)	(23,346)	(26,935)	(25,585)	(89,078)	(35,625)

Ending units	155,713	142,567	314,354	117,223	108,907	47,661	132,331	65,799

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCF3		MSBF		NVSTB2		NVRE2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(35,313)	(30,292)	3,272	-	(7,041)	18,191	823	-
Realized gain (loss) on investments	316,079	103,464	(12,540)	-	(28,522)	62,449	(9,345)	-
Change in unrealized gain (loss) on investments	659,248	241,846	(4,918)	-	(27,046)	15,181	(3,957)	-
Reinvested capital gains	-	-	-	-	7,089	-	5,721	-

Net increase (decrease) in contract owners’ equity resulting from operations	940,014	315,018	(14,186)	-	(55,520)	95,821	(6,758)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	224,357	220,452	109,026	-	1,704,302	537,728	103,533	-
Transfers between funds	(335,768)	(237,882)	357,422	-	(839,416)	2,209,519	49,501	-
Redemptions (note 3)	(171,386)	(194,139)	(11,391)	-	(668,469)	(686,072)	(635)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(694)	(717)	(39)	-	(1,313)	(2,270)	-	-
Adjustments to maintain reserves	(119)	(104)	(18)	-	(72)	(5)	4	-

Net equity transactions	(283,610)	(212,390)	455,000	-	195,032	2,058,900	152,403	-

Net change in contract owners’ equity	656,404	102,628	440,814	-	139,512	2,154,721	145,645	-
Contract owners’ equity beginning of period	2,626,810	2,524,182	-	-	6,575,235	4,420,514	-	-

Contract owners’ equity end of period	$3,283,214	2,626,810	440,814	-	6,714,747	6,575,235	145,645	-

CHANGES IN UNITS:
Beginning units	156,996	171,964	-	-	648,630	443,708	-	-
Units purchased	39,894	36,545	85,876	-	879,301	807,112	24,663	-
Units redeemed	(54,881)	(51,513)	(39,805)	-	(857,285)	(602,190)	(9,021)	-

Ending units	142,009	156,996	46,071	-	670,646	648,630	15,642	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMM2		NVLM2		NVLCA2		NCPG2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(3,164,691)	(3,075,181)	2,191	-	(4,626)	-	80	-
Realized gain (loss) on investments	-	-	5,959	-	491	-	(6)	-
Change in unrealized gain (loss) on investments	-	-	195,827	-	67,783	-	(9)	-
Reinvested capital gains	-	-	14,561	-	1,789	-	52	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,164,691)	(3,075,181)	218,538	-	65,437	-	117	-

Equity transactions:
Purchase payments received from contract owners (note 3)	130,073,784	113,028,225	2,647,665	-	359,779	-	-	-
Transfers between funds	(121,774,219)	(97,623,997)	(22,201)	-	395,175	-	5,928	-
Redemptions (note 3)	(53,031,977)	(50,142,716)	(80,475)	-	(2,852)	-	-	-
Annuity benefits	(158)	(1,945)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(258,332)	(295,264)	-	-	-	-	-	-
Adjustments to maintain reserves	(196)	(283)	(8)	-	-	-	1	-

Net equity transactions	(44,991,098)	(35,035,980)	2,544,981	-	752,102	-	5,929	-

Net change in contract owners’ equity	(48,155,789)	(38,111,161)	2,763,519	-	817,539	-	6,046	-
Contract owners’ equity beginning of period	196,942,904	235,054,065	-	-	-	-	-	-

Contract owners’ equity end of period	$148,787,115	196,942,904	2,763,519	-	817,539	-	6,046	-

CHANGES IN UNITS:
Beginning units	20,569,054	24,210,354	-	-	-	-	-	-
Units purchased	235,096,151	187,570,167	297,987	-	72,254	-	1,156	-
Units redeemed	(239,880,807)	(191,211,467)	(58,516)	-	(2,888)	-	(572)	-

Ending units	15,784,398	20,569,054	239,471	-	69,366	-	584	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IDPG2		IDPGI2		NOVMH2		NOVPI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$68	-	170	-	(34,371)	(7,458)	(72,985)	(183,137)
Realized gain (loss) on investments	-	-	-	-	(11,343)	(4,087)	544,953	142,272
Change in unrealized gain (loss) on investments	19	-	(65)	-	62,312	(22,764)	(151,428)	238,769
Reinvested capital gains	6	-	37	-	-	-	158,970	-

Net increase (decrease) in contract owners’ equity resulting from operations	93	-	142	-	16,598	(34,309)	479,510	197,904

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	1,348,143	1,176,740	5,974,699	6,084,954
Transfers between funds	4,777	-	11,793	-	(28,720)	121,957	(2,069,212)	22,211,600
Redemptions (note 3)	-	-	-	-	(98,858)	(12,480)	(16,587,294)	(2,187,752)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(3,057)	-	(1,944)	(5,183)
Adjustments to maintain reserves	3	-	(3)	-	10	(9)	5,279	(81)

Net equity transactions	4,780	-	11,790	-	1,217,518	1,286,208	(12,678,472)	26,103,538

Net change in contract owners’ equity	4,873	-	11,932	-	1,234,116	1,251,899	(12,198,962)	26,301,442
Contract owners’ equity beginning of period	-	-	-	-	1,251,899	-	26,301,442	-

Contract owners’ equity end of period	$4,873	-	11,932	-	2,486,015	1,251,899	14,102,480	26,301,442

CHANGES IN UNITS:
Beginning units	-	-	-	-	130,290	-	2,580,347	-
Units purchased	472	-	1,163	-	195,853	144,837	1,725,269	3,878,442
Units redeemed	-	-	-	-	(73,141)	(14,547)	(2,962,583)	(1,298,095)

Ending units	472	-	1,163	-	253,002	130,290	1,343,033	2,580,347

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NOTBBA		PMUBA		ALVBWB		ACVIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(46,089)	-	(15)	-	13,525	185	43,715	28,656
Realized gain (loss) on investments	(37,614)	-	(48)	-	40,951	27,174	613,441	470,369
Change in unrealized gain (loss) on investments	13,006	-	(43)	-	78,668	2,496	708,558	68,430
Reinvested capital gains	-	-	88	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(70,697)	-	(18)	-	133,144	29,855	1,365,714	567,455

Equity transactions:
Purchase payments received from contract owners (note 3)	10,126,395	-	45,899	-	85,854	255,250	559,681	304,990
Transfers between funds	786,314	-	229,708	-	(1,658,309)	2,485,664	338,380	(174,951)
Redemptions (note 3)	(188,705)	-	(123)	-	(100,895)	(27,804)	(723,833)	(957,017)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	(315)	(1,689)	(3,877)
Adjustments to maintain reserves	(32)	-	(2)	-	(29)	(35)	(98)	(70)

Net equity transactions	10,723,972	-	275,482	-	(1,673,379)	2,712,760	172,441	(830,925)

Net change in contract owners’ equity	10,653,275	-	275,464	-	(1,540,235)	2,742,615	1,538,155	(263,470)
Contract owners’ equity beginning of period	-	-	-	-	2,797,736	55,121	3,949,391	4,212,861

Contract owners’ equity end of period	$10,653,275	-	275,464	-	1,257,501	2,797,736	5,487,546	3,949,391

CHANGES IN UNITS:
Beginning units	-	-	-	-	277,177	6,071	296,635	357,418
Units purchased	1,256,858	-	30,618	-	85,162	526,808	189,614	174,555
Units redeemed	(154,520)	-	(2,884)	-	(254,496)	(255,702)	(176,197)	(235,338)

Ending units	1,102,338	-	27,734	-	107,843	277,177	310,052	296,635

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIP2		ACVU3		ACVV3		FQB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,536	82,383	(2,875)	(6,447)	26,117	31,841	148	137
Realized gain (loss) on investments	(497,607)	152,662	31,386	67,531	503,743	383,249	3	4
Change in unrealized gain (loss) on investments	(696,245)	66,661	85,382	(11,304)	1,412,957	332,873	(164)	256
Reinvested capital gains	312,601	182,845	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(873,715)	484,551	113,893	49,780	1,942,817	747,963	(13)	397

Equity transactions:
Purchase payments received from contract owners (note 3)	2,919,623	1,043,588	22,849	6,020	1,346,694	443,934	-	-
Transfers between funds	(4,163,395)	2,836,953	5,228	(12,503)	2,685,913	11,521	-	-
Redemptions (note 3)	(984,698)	(993,331)	(63,803)	(155,151)	(1,633,516)	(1,173,206)	-	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	(9)	(11)
Contingent deferred sales charges (note 2)	(1,348)	(23,176)	(16)	(6)	(2,878)	(7,686)	-	-
Adjustments to maintain reserves	(77)	(126)	(7)	(41)	(137)	(83)	(10)	(7)

Net equity transactions	(2,229,895)	2,863,908	(35,749)	(161,681)	2,396,076	(725,520)	(19)	(18)

Net change in contract owners’ equity	(3,103,610)	3,348,459	78,144	(111,901)	4,338,893	22,443	(32)	379
Contract owners’ equity beginning of period	9,618,190	6,269,731	336,263	448,164	5,793,902	5,771,459	5,148	4,769

Contract owners’ equity end of period	$6,514,580	9,618,190	414,407	336,263	10,132,795	5,793,902	5,116	5,148

CHANGES IN UNITS:
Beginning units	854,035	588,753	27,728	41,872	392,383	433,733	302	303
Units purchased	607,011	1,051,881	5,973	10,045	344,358	176,748	-	-
Units redeemed	(818,293)	(786,599)	(8,515)	(24,189)	(210,929)	(218,098)	(1)	(1)

Ending units	642,753	854,035	25,186	27,728	525,812	392,383	301	302

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FAM2		FC2R		FEI2R		FG2R
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$3,986	2,843	(41,087)	(25,506)	113,887	78,723	(89,552)	(52,468)
Realized gain (loss) on investments	42,549	10,966	919,872	627,645	315,073	218,371	874,747	144,692
Change in unrealized gain (loss) on investments	151,416	61,333	1,153,511	421,072	570,118	42,363	1,630,072	488,000
Reinvested capital gains	4,370	10,177	2,333	-	630,416	298,489	10,496	-

Net increase (decrease) in contract owners’ equity resulting from operations	202,321	85,319	2,034,629	1,023,211	1,629,494	637,946	2,425,763	580,224

Equity transactions:
Purchase payments received from contract owners (note 3)	210,310	738,950	30,167	96,961	1,837,495	840,452	2,119,232	967,004
Transfers between funds	191,482	(102,673)	789,388	(273,700)	2,825,961	431,255	8,262,068	(590,712)
Redemptions (note 3)	(62,027)	(105,160)	(1,262,412)	(1,298,836)	(824,485)	(597,277)	(953,368)	(807,612)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(226)	(823)	(2,689)	(3,535)	(2,752)	(3,257)	(7,267)
Adjustments to maintain reserves	(24)	(48)	(57)	(86)	(163)	(75)	(103)	(89)

Net equity transactions	339,741	530,843	(443,737)	(1,478,350)	3,835,273	671,603	9,424,572	(438,676)

Net change in contract owners’ equity	542,062	616,162	1,590,892	(455,139)	5,464,767	1,309,549	11,850,335	141,548
Contract owners’ equity beginning of period	1,370,416	754,254	7,084,390	7,539,529	5,004,941	3,695,392	5,233,229	5,091,681

Contract owners’ equity end of period	$1,912,478	1,370,416	8,675,282	7,084,390	10,469,708	5,004,941	17,083,564	5,233,229

CHANGES IN UNITS:
Beginning units	135,649	83,003	408,007	497,387	380,812	321,625	434,393	475,936
Units purchased	90,831	130,621	101,073	58,346	392,027	215,465	980,222	206,654
Units redeemed	(59,322)	(77,975)	(122,758)	(147,726)	(137,169)	(156,278)	(351,636)	(248,197)

Ending units	167,158	135,649	386,322	408,007	635,670	380,812	1,062,979	434,393

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FHI2R		FTVIS2		FTVMD2		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$125,609	123,815	(3,386)	-	(2,823)	-	377,871	28,938
Realized gain (loss) on investments	(41,253)	5,810	(12,698)	-	17,533	-	165,806	203,981
Change in unrealized gain (loss) on investments	(53,011)	(42,291)	126,345	-	249,261	-	(283,909)	215,506
Reinvested capital gains	-	-	-	-	44,056	-	640,381	-

Net increase (decrease) in contract owners’ equity resulting from operations	31,345	87,334	110,261	-	308,027	-	900,149	448,425

Equity transactions:
Purchase payments received from contract owners (note 3)	770,803	721,060	503,300	-	741,235	-	238,258	300,067
Transfers between funds	304,105	1,866,841	2,098,784	-	3,423,209	-	2,224,988	782,237
Redemptions (note 3)	(480,531)	(89,319)	(95,438)	-	(10,654)	-	(458,645)	(176,684)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(209)	-	(41)	-	-	-	(22)	(97)
Adjustments to maintain reserves	(44)	(44)	(5)	-	(15)	-	(103)	(80)

Net equity transactions	594,124	2,498,538	2,506,600	-	4,153,775	-	2,004,476	905,443

Net change in contract owners’ equity	625,469	2,585,872	2,616,861	-	4,461,802	-	2,904,625	1,353,868
Contract owners’ equity beginning of period	2,585,872	-	-	-	-	-	3,369,370	2,015,502

Contract owners’ equity end of period	$3,211,341	2,585,872	2,616,861	-	4,461,802	-	6,273,995	3,369,370

CHANGES IN UNITS:
Beginning units	243,175	-	-	-	-	-	288,602	194,719
Units purchased	588,409	303,888	271,539	-	541,346	-	856,000	448,572
Units redeemed	(540,878)	(60,713)	(23,136)	-	(150,956)	-	(700,251)	(354,689)

Ending units	290,706	243,175	248,403	-	390,390	-	444,351	288,602

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SBVI		LPWHY2		OVGSS		PMVAAD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,828	17,350	697,964	-	(5,448)	-	334,314	267,801
Realized gain (loss) on investments	2,168	(52,083)	8,582	-	111,215	-	92,788	288,866
Change in unrealized gain (loss) on investments	437,256	309,445	(345,365)	-	36,792	-	(686,985)	182,668
Reinvested capital gains	95,478	1,864	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	540,730	276,576	361,181	-	142,559	-	(259,883)	739,335

Equity transactions:
Purchase payments received from contract owners (note 3)	21,719	-	453,897	-	89,033	-	2,123,855	3,983,446
Transfers between funds	12,685	-	14,285,308	-	1,186,949	-	(2,033,832)	3,959,156
Redemptions (note 3)	(359,975)	(282,650)	(862,108)	-	(37,307)	-	(883,219)	(509,552)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,207)	(1,407)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(745)	-	(20)	-	(1,412)	(24,281)
Adjustments to maintain reserves	-	(5)	2	-	(31)	-	(107)	(104)

Net equity transactions	(326,778)	(284,062)	13,876,354	-	1,238,624	-	(794,715)	7,408,665

Net change in contract owners’ equity	213,952	(7,486)	14,237,535	-	1,381,183	-	(1,054,598)	8,148,000
Contract owners’ equity beginning of period	1,924,572	1,932,058	-	-	-	-	12,010,027	3,862,027

Contract owners’ equity end of period	$2,138,524	1,924,572	14,237,535	-	1,381,183	-	10,955,429	12,010,027

CHANGES IN UNITS:
Beginning units	196,403	226,716	-	-	-	-	1,116,827	405,198
Units purchased	3,343	-	1,654,680	-	322,806	-	831,987	1,421,842
Units redeemed	(32,706)	(30,313)	(232,909)	-	(202,057)	-	(915,443)	(710,213)

Ending units	167,040	196,403	1,421,771	-	120,749	-	1,033,371	1,116,827

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVFAD		PMVLAD		PMVTRD		PMVRSD
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$9,375	189,824	(32,725)	4,955	126,797	176,238	3,732	40,531
Realized gain (loss) on investments	(226,040)	(65,766)	(195,558)	340,003	(880,064)	566,575	(494,757)	(462,563)
Change in unrealized gain (loss) on investments	(26,223)	(27,040)	10,925	62,056	(530,567)	(43,993)	129,124	531,226
Reinvested capital gains	19,818	53,640	-	-	174,967	590,393	-	79,294

Net increase (decrease) in contract owners’ equity resulting from operations	(223,070)	150,658	(217,358)	407,014	(1,108,867)	1,289,213	(361,901)	188,488

Equity transactions:
Purchase payments received from contract owners (note 3)	425,270	113,308	2,665,491	2,647,510	5,203,513	4,053,433	720,589	492,436
Transfers between funds	(213,915)	(3,390,743)	(519,542)	6,547,430	(9,732,855)	19,374,701	(499,424)	(1,297,505)
Redemptions (note 3)	(438,066)	(578,154)	(2,030,981)	(1,082,159)	(7,064,557)	(1,913,841)	(352,916)	(522,386)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(607)	(289)	(18,415)	(10,053)	(6,285)	(15,925)	(3,838)	(593)
Adjustments to maintain reserves	(67)	274	234	(259)	1,755	(647)	(58)	(105)

Net equity transactions	(227,385)	(3,855,604)	96,787	8,102,469	(11,598,429)	21,497,721	(135,647)	(1,328,153)

Net change in contract owners’ equity	(450,455)	(3,704,946)	(120,571)	8,509,483	(12,707,296)	22,786,934	(497,548)	(1,139,665)
Contract owners’ equity beginning of period	2,366,621	6,071,567	14,200,810	5,691,327	32,658,037	9,871,103	2,296,512	3,436,177

Contract owners’ equity end of period	$1,916,166	2,366,621	14,080,239	14,200,810	19,950,741	32,658,037	1,798,964	2,296,512

CHANGES IN UNITS:
Beginning units	194,743	517,027	1,391,273	580,305	3,032,974	987,316	198,165	307,254
Units purchased	311,074	201,572	2,067,556	4,948,870	3,354,355	5,331,265	223,793	576,219
Units redeemed	(333,724)	(523,856)	(2,055,528)	(4,137,902)	(4,466,703)	(3,285,607)	(236,376)	(685,308)

Ending units	172,093	194,743	1,403,301	1,391,273	1,920,626	3,032,974	185,582	198,165

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PMVEBD		PMVGBD		PMVHYD		PIVEM2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$294,897	355,391	(25,359)	10,611	1,654,054	2,027,110	(6,522)	(34,175)
Realized gain (loss) on investments	(322,048)	534,478	(254,881)	32,335	820,865	2,255,253	(53,079)	(599,748)
Change in unrealized gain (loss) on investments	(915,097)	629,472	(270,908)	91,627	(1,000,671)	840,792	(23,262)	715,997
Reinvested capital gains	31,574	-	36,913	302,400	-	-	-	97,309

Net increase (decrease) in contract owners’ equity resulting from operations	(910,674)	1,519,341	(514,235)	436,973	1,474,248	5,123,155	(82,863)	179,383

Equity transactions:
Purchase payments received from contract owners (note 3)	835,510	928,372	2,123,514	822,562	2,242,574	1,785,901	2,065	22,763
Transfers between funds	(9,723,477)	6,512,366	(708,479)	(2,656,073)	(9,850,235)	(2,844,520)	7,247	(1,951,700)
Redemptions (note 3)	(605,883)	(2,075,183)	(787,339)	(853,244)	(8,101,377)	(3,870,383)	(145,696)	(138,134)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,699)	(68,349)	(747)	(3,846)	(17,555)	(16,263)	(179)	(220)
Adjustments to maintain reserves	1,245	(3)	43	748	1,884	9,746	(74)	(78)

Net equity transactions	(9,494,304)	5,297,203	626,992	(2,689,853)	(15,724,709)	(4,935,519)	(136,637)	(2,067,369)

Net change in contract owners’ equity	(10,404,978)	6,816,544	112,757	(2,252,880)	(14,250,461)	187,636	(219,500)	(1,887,986)
Contract owners’ equity beginning of period	14,300,058	7,483,514	5,124,656	7,377,536	54,386,699	54,199,063	1,615,679	3,503,665

Contract owners’ equity end of period	$3,895,080	14,300,058	5,237,413	5,124,656	40,136,238	54,386,699	1,396,179	1,615,679

CHANGES IN UNITS:
Beginning units	1,109,109	674,109	421,386	639,277	4,473,575	5,040,280	173,846	415,420
Units purchased	616,192	1,376,046	381,783	819,422	6,699,889	13,483,354	634,720	221,640
Units redeemed	(1,395,084)	(941,046)	(323,188)	(1,037,313)	(8,000,342)	(14,050,059)	(651,882)	(463,214)

Ending units	330,217	1,109,109	479,981	421,386	3,173,122	4,473,575	156,684	173,846

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PIHYB2		PROUSN		PROAHY		PROA30
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$56,158	159,011	(17,016)	(23,313)	784,463	1,117,456	(20,559)	(17,485)
Realized gain (loss) on investments	(65,307)	258,503	(851,996)	(327,214)	(7,493)	2,425,271	53,721	46,586
Change in unrealized gain (loss) on investments	25,519	(67,891)	(1,110)	(8,657)	2,062,411	(626,475)	27,258	94,972
Reinvested capital gains	124,389	100,337	-	-	1,802,745	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	140,759	449,960	(870,122)	(359,184)	4,642,126	2,916,252	60,420	124,073

Equity transactions:
Purchase payments received from contract owners (note 3)	5	338,615	68,394	210,852	3,442,275	2,749,448	317,821	239,607
Transfers between funds	(1,504,823)	(3,305,768)	316,312	640,035	27,123,541	56,072,393	(89,778)	1,016,053
Redemptions (note 3)	(167,868)	(636,784)	(83,183)	(43,952)	(6,335,075)	(3,324,899)	(85,832)	(239,375)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(966)	(1,207)	(4,272)	(1,394)	(29,641)	(22,547)	(410)	(321)
Adjustments to maintain reserves	(301)	(472)	(21)	(5)	(74)	(116)	(43)	(46)

Net equity transactions	(1,673,953)	(3,605,616)	297,230	805,536	24,201,026	55,474,279	141,758	1,015,918

Net change in contract owners’ equity	(1,533,194)	(3,155,656)	(572,892)	446,352	28,843,152	58,390,531	202,178	1,139,991
Contract owners’ equity beginning of period	2,340,894	5,496,550	1,000,554	554,202	62,207,797	3,817,266	2,518,717	1,378,726

Contract owners’ equity end of period	$807,700	2,340,894	427,662	1,000,554	91,050,949	62,207,797	2,720,895	2,518,717

CHANGES IN UNITS:
Beginning units	193,894	519,408	280,253	99,013	5,021,067	346,045	276,877	172,456
Units purchased	5	409,938	23,561,916	17,986,567	15,204,092	20,645,216	3,403,978	3,114,015
Units redeemed	(134,568)	(735,452)	(23,604,029)	(17,805,327)	(13,465,511)	(15,970,194)	(3,416,543)	(3,009,594)

Ending units	59,331	193,894	238,140	280,253	6,759,648	5,021,067	264,312	276,877

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROBNK		PROBM		PROBR		PROBIO
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(24,994)	(16,356)	(14,000)	(13,434)	(40,045)	(26,964)	(72,268)	(26,401)
Realized gain (loss) on investments	232,867	80,977	232,971	(65,800)	(934,894)	(479,422)	1,619,902	213,797
Change in unrealized gain (loss) on investments	37,916	49,412	82,649	60,571	(41,502)	37,430	640,287	(96,694)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	245,789	114,033	301,620	(18,663)	(1,016,441)	(468,956)	2,187,921	90,702

Equity transactions:
Purchase payments received from contract owners (note 3)	360,267	185,252	733,611	242,117	999,695	3,159,310	1,252,901	491,814
Transfers between funds	(159,884)	1,199,977	(127,012)	1,141,277	937,426	(3,055,305)	(1,970,729)	5,534,805
Redemptions (note 3)	(327,365)	(132,474)	(97,870)	(53,610)	(350,469)	(554,505)	(525,860)	(99,291)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,887)	(1,573)	(181)	(210)	(458)	(1,322)	(4,063)	(490)
Adjustments to maintain reserves	(65)	(17)	1	(48)	(40)	(71)	(116)	(55)

Net equity transactions	(128,934)	1,251,165	508,549	1,329,526	1,586,154	(451,893)	(1,247,867)	5,926,783

Net change in contract owners’ equity	116,855	1,365,198	810,169	1,310,863	569,713	(920,849)	940,054	6,017,485
Contract owners’ equity beginning of period	1,516,565	151,367	1,709,693	398,830	992,882	1,913,731	6,141,389	123,904

Contract owners’ equity end of period	$1,633,420	1,516,565	2,519,862	1,709,693	1,562,595	992,882	7,081,443	6,141,389

CHANGES IN UNITS:
Beginning units	155,165	20,324	208,000	51,733	149,740	235,554	473,197	13,260
Units purchased	1,294,281	1,073,723	1,168,115	1,090,052	11,844,790	3,110,695	1,167,210	1,151,366
Units redeemed	(1,322,545)	(938,882)	(1,113,758)	(933,785)	(11,666,819)	(3,196,509)	(1,310,129)	(691,429)

Ending units	126,901	155,165	262,357	208,000	327,711	149,740	330,278	473,197

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROBL		PROCG		PROCS		PROEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(141,879)	(111,940)	(10,281)	(1,822)	(31,650)	(30,707)	(41,266)	(10,773)
Realized gain (loss) on investments	2,236,482	612,235	234,226	53,066	326,680	265,877	(82,581)	(156,313)
Change in unrealized gain (loss) on investments	(144,610)	169,391	64,045	2,586	280,122	27,142	(184,909)	402,508
Reinvested capital gains	88,396	-	-	-	4,356	10,071	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,038,389	669,686	287,990	53,830	579,508	272,383	(308,756)	235,422

Equity transactions:
Purchase payments received from contract owners (note 3)	1,165,839	3,264,278	1,046,563	493,042	914,024	569,462	591,053	279,410
Transfers between funds	(7,364,556)	5,518,652	(598,315)	65,135	2,616,546	(183,933)	(1,582,728)	1,894,833
Redemptions (note 3)	(1,677,684)	(835,299)	(72,162)	(121,569)	(88,677)	(114,637)	(396,252)	(338,581)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(16,017)	(6,499)	(24)	(2,469)	(238)	(794)	(2,967)	(1,710)
Adjustments to maintain reserves	(136)	(44)	(42)	(52)	(73)	(46)	(102)	(37)

Net equity transactions	(7,892,554)	7,941,088	376,020	434,087	3,441,582	270,052	(1,390,996)	1,833,915

Net change in contract owners’ equity	(5,854,165)	8,610,774	664,010	487,917	4,021,090	542,435	(1,699,752)	2,069,337
Contract owners’ equity beginning of period	16,287,866	7,677,092	737,174	249,257	1,087,057	544,622	5,280,262	3,210,925

Contract owners’ equity end of period	$10,433,701	16,287,866	1,401,184	737,174	5,108,147	1,087,057	3,580,510	5,280,262

CHANGES IN UNITS:
Beginning units	1,418,158	755,218	68,405	25,237	94,015	56,622	576,322	368,467
Units purchased	19,786,491	11,056,300	398,085	296,872	856,172	439,519	4,204,286	3,046,010
Units redeemed	(20,493,196)	(10,393,360)	(363,713)	(253,704)	(629,674)	(402,126)	(4,354,871)	(2,838,155)

Ending units	711,453	1,418,158	102,777	68,405	320,513	94,015	425,737	576,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROE30		PROFIN		PROHC		PROIND
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(19,432)	(1,165)	(18,198)	(8,728)	(45,468)	(21,274)	(38,176)	(17,968)
Realized gain (loss) on investments	315,069	48,660	127,715	29,924	698,137	193,607	531,348	98,028
Change in unrealized gain (loss) on investments	94,799	56,645	107,653	5,157	233,035	(7,643)	582,633	24,333
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	390,436	104,140	217,170	26,353	885,704	164,690	1,075,805	104,393

Equity transactions:
Purchase payments received from contract owners (note 3)	264,512	23,215	856,199	378,855	1,280,396	609,879	1,379,377	455,648
Transfers between funds	1,486,281	1,863,052	297,696	117,316	3,180,732	149,235	2,885,861	605,226
Redemptions (note 3)	(94,430)	(120,677)	(246,079)	(30,914)	(386,210)	(191,752)	(88,548)	(58,096)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(348)	(148)	-	(5)	(653)	(6,986)	(469)	(171)
Adjustments to maintain reserves	(54)	(21)	(35)	(48)	(119)	(46)	(74)	(69)

Net equity transactions	1,655,961	1,765,421	907,781	465,204	4,074,146	560,330	4,176,147	1,002,538

Net change in contract owners’ equity	2,046,397	1,869,561	1,124,951	491,557	4,959,850	725,020	5,251,952	1,106,931
Contract owners’ equity beginning of period	2,032,880	163,319	652,782	161,225	1,251,835	526,815	1,948,860	841,929

Contract owners’ equity end of period	$4,079,277	2,032,880	1,777,733	652,782	6,211,685	1,251,835	7,200,812	1,948,860

CHANGES IN UNITS:
Beginning units	185,175	17,266	64,514	19,538	113,070	54,929	196,512	96,626
Units purchased	1,156,497	808,426	1,018,139	814,650	1,705,053	1,178,325	1,251,397	645,085
Units redeemed	(1,027,537)	(640,517)	(947,501)	(769,674)	(1,410,688)	(1,120,184)	(915,424)	(545,199)

Ending units	314,135	185,175	135,152	64,514	407,435	113,070	532,485	196,512

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROINT		PRONET		PROJP		PRON
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(50,275)	(37,494)	(24,637)	(3,298)	(65,864)	(5,420)	(61,552)	(44,421)
Realized gain (loss) on investments	178,589	89,230	323,272	(22,132)	976,884	(6,573)	1,150,517	522,680
Change in unrealized gain (loss) on investments	37,134	254,332	211,946	7,757	114,740	49,427	187,545	(13,833)
Reinvested capital gains	199,907	-	88,106	25,296	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	365,355	306,068	598,687	7,623	1,025,760	37,434	1,276,510	464,426

Equity transactions:
Purchase payments received from contract owners (note 3)	390,965	68,630	389,139	55,415	643,070	22,810	668,634	436,803
Transfers between funds	1,054,856	1,014,821	1,893,411	389,134	1,109,289	1,043,859	4,254,644	1,606,544
Redemptions (note 3)	(459,010)	(441,442)	(130,639)	(20,229)	(262,767)	(32,935)	(575,102)	(369,947)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,628)	(5,527)	(102)	(143)	(2,265)	(95)	(1,815)	(2,664)
Adjustments to maintain reserves	(79)	(26)	(96)	(18)	(69)	(9)	(55)	(19)

Net equity transactions	983,104	636,456	2,151,713	424,159	1,487,258	1,033,630	4,346,306	1,670,717

Net change in contract owners’ equity	1,348,459	942,524	2,750,400	431,782	2,513,018	1,071,064	5,622,816	2,135,143
Contract owners’ equity beginning of period	3,347,319	2,404,795	514,948	83,166	1,317,530	246,466	4,763,244	2,628,101

Contract owners’ equity end of period	$4,695,778	3,347,319	3,265,348	514,948	3,830,548	1,317,530	10,386,060	4,763,244

CHANGES IN UNITS:
Beginning units	320,958	262,523	51,684	9,841	152,930	34,406	385,195	244,301
Units purchased	987,627	783,303	773,821	156,666	3,347,901	1,385,345	8,318,824	4,528,375
Units redeemed	(925,246)	(724,868)	(605,884)	(114,823)	(3,197,353)	(1,266,821)	(8,069,767)	(4,387,481)

Ending units	383,339	320,958	219,621	51,684	303,478	152,930	634,252	385,195

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROOG		PROPHR		PROPM		PRORE
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(37,552)	(50,843)	8,911	(6,436)	(38,472)	(51,136)	(13,660)	24,769
Realized gain (loss) on investments	332,046	(44,779)	143,087	195,088	(1,401,346)	(709,683)	(19,451)	159,715
Change in unrealized gain (loss) on investments	273,605	(94,942)	100,994	(78,489)	283,161	21,393	(12,755)	(66,633)
Reinvested capital gains	146,333	227,858	97,347	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	714,432	37,294	350,339	110,163	(1,156,657)	(739,426)	(45,866)	117,851

Equity transactions:
Purchase payments received from contract owners (note 3)	526,833	427,823	440,389	351,596	701,190	219,902	1,089,830	452,693
Transfers between funds	(477,228)	17,090	1,462,502	(2,113,592)	316,085	404,107	(2,127,909)	2,490,374
Redemptions (note 3)	(269,327)	(207,713)	(189,938)	(220,166)	(524,934)	(219,704)	(233,778)	(191,609)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(911)	(779)	(642)	(898)	(285)	(710)	(85)	(3,727)
Adjustments to maintain reserves	(97)	(63)	(30)	(63)	(47)	(83)	(95)	(45)

Net equity transactions	(220,730)	236,358	1,712,281	(1,983,123)	492,009	403,512	(1,272,037)	2,747,686

Net change in contract owners’ equity	493,702	273,652	2,062,620	(1,872,960)	(664,648)	(335,914)	(1,317,903)	2,865,537
Contract owners’ equity beginning of period	3,516,237	3,242,585	1,085,763	2,958,723	2,862,803	3,198,717	3,286,004	420,467

Contract owners’ equity end of period	$4,009,939	3,516,237	3,148,383	1,085,763	2,198,155	2,862,803	1,968,101	3,286,004

CHANGES IN UNITS:
Beginning units	311,471	291,332	94,784	284,915	410,943	386,534	307,573	45,390
Units purchased	688,967	1,117,365	585,820	595,101	6,454,369	2,325,594	1,342,805	1,542,741
Units redeemed	(709,595)	(1,097,226)	(467,655)	(785,232)	(6,348,701)	(2,301,185)	(1,463,636)	(1,280,558)

Ending units	290,843	311,471	212,949	94,784	516,611	410,943	186,742	307,573

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PRORRO		PROSCN		PROSEM		PROSIN
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(32,416)	(20,580)	(2,759)	(3,833)	(10,282)	(11,029)	(17,090)	(12,090)
Realized gain (loss) on investments	225,740	(620,261)	92,588	(37,752)	(205,980)	(85,419)	(178,548)	(239,366)
Change in unrealized gain (loss) on investments	26,570	5,757	15,235	2,628	24,886	(42,487)	(1,835)	(7,577)
Reinvested capital gains	-	-	-	-	-	-	-	23,433

Net increase (decrease) in contract owners’ equity resulting from operations	219,894	(635,084)	105,064	(38,957)	(191,376)	(138,935)	(197,473)	(235,600)

Equity transactions:
Purchase payments received from contract owners (note 3)	297,959	112,379	35,757	19,117	64,895	65,229	72,604	86,806
Transfers between funds	1,462,141	1,294,307	69,850	3,762	(23,102)	779	287,988	(834,697)
Redemptions (note 3)	(527,238)	(414,042)	(23,830)	(3,045)	(76,436)	(229,810)	(37,074)	(8,824)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,277)	(1,169)	(226)	-	(2,999)	(81)	(529)	(3)
Adjustments to maintain reserves	(76)	(74)	(26)	(11)	(24)	(27)	(35)	(48)

Net equity transactions	1,231,509	991,401	81,525	19,823	(37,666)	(163,910)	322,954	(756,766)

Net change in contract owners’ equity	1,451,403	356,317	186,589	(19,134)	(229,042)	(302,845)	125,481	(992,366)
Contract owners’ equity beginning of period	864,364	508,047	110,521	129,655	491,393	794,238	390,351	1,382,717

Contract owners’ equity end of period	$2,315,767	864,364	297,110	110,521	262,351	491,393	515,832	390,351

CHANGES IN UNITS:
Beginning units	174,521	93,888	13,309	14,743	63,269	87,819	58,276	162,410
Units purchased	8,358,009	24,355,255	1,324,223	515,225	3,625,236	1,666,958	2,141,615	1,330,284
Units redeemed	(8,126,279)	(24,274,622)	(1,310,400)	(516,659)	(3,654,680)	(1,691,508)	(2,100,083)	(1,434,418)

Ending units	406,251	174,521	27,132	13,309	33,825	63,269	99,808	58,276

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROSN		PROTEC		PROTEL		PROGVP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(13,404)	(6,951)	(32,561)	(28,779)	6,379	(16,593)	(64,579)	(81,635)
Realized gain (loss) on investments	(348,186)	(114,118)	239,879	(2,279)	(142,268)	33,635	(1,098,956)	(757,266)
Change in unrealized gain (loss) on investments	(10,113)	4,001	274,000	(42,296)	115,045	(116,121)	(21,414)	(103,501)
Reinvested capital gains	-	-	-	-	25,407	-	303,700	814,658

Net increase (decrease) in contract owners’ equity resulting from operations	(371,703)	(117,068)	481,318	(73,354)	4,563	(99,079)	(881,249)	(127,744)

Equity transactions:
Purchase payments received from contract owners (note 3)	107,271	36,550	313,459	960,733	307,186	95,839	942,196	955,042
Transfers between funds	251,848	70,281	1,527,391	237,997	(3,861,170)	3,978,860	(74,585)	146,471
Redemptions (note 3)	(58,262)	(44,540)	(153,884)	(202,134)	(20,589)	(27,736)	(1,510,425)	(1,105,998)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(404)	-	(291)	(3,657)	-	(61)	(6,499)	(15,679)
Adjustments to maintain reserves	(38)	(8)	(63)	(29)	(48)	(11)	(12,925)	(1)

Net equity transactions	300,415	62,283	1,686,612	992,910	(3,574,621)	4,046,891	(662,238)	(20,165)

Net change in contract owners’ equity	(71,288)	(54,785)	2,167,930	919,556	(3,570,058)	3,947,812	(1,543,487)	(147,909)
Contract owners’ equity beginning of period	494,350	549,135	1,912,005	992,449	3,982,906	35,094	3,136,876	3,284,785

Contract owners’ equity end of period	$423,062	494,350	4,079,935	1,912,005	412,848	3,982,906	1,593,389	3,136,876

CHANGES IN UNITS:
Beginning units	81,510	72,310	190,108	107,196	363,734	3,690	211,249	221,028
Units purchased	5,500,183	2,277,332	1,076,832	666,561	676,318	906,817	8,613,376	13,913,136
Units redeemed	(5,480,800)	(2,268,132)	(937,029)	(583,649)	(1,005,752)	(546,773)	(8,688,864)	(13,922,915)

Ending units	100,893	81,510	329,911	190,108	34,300	363,734	135,761	211,249

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PROUN		PROUTL		RVMFU		RSRF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(30,974)	(35,796)	24,309	5,396	(47,472)	(78,594)	(97,504)	(114,140)
Realized gain (loss) on investments	1,331,361	915,657	108,802	18,465	(463,482)	(690,753)	156,783	56,517
Change in unrealized gain (loss) on investments	(14,280)	93,257	(540)	(44,313)	533,137	24,110	966,197	331,994
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,286,107	973,118	132,571	(20,452)	22,183	(745,237)	1,025,476	274,371

Equity transactions:
Purchase payments received from contract owners (note 3)	514,896	130,634	376,803	602,500	630,088	330,497	1,074,499	221,618
Transfers between funds	5,377,652	(1,182,977)	(666,351)	(227,755)	(303,464)	(2,565,281)	(423,993)	(839,753)
Redemptions (note 3)	(468,473)	(353,380)	(240,174)	(278,400)	(661,957)	(494,199)	(890,512)	(983,714)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,465)	(3,930)	(688)	(4,904)	(10,493)	(11,884)	(4,708)	(5,021)
Adjustments to maintain reserves	(172)	(37)	(82)	(110)	(137)	(118)	(128)	(129)

Net equity transactions	5,422,438	(1,409,690)	(530,492)	91,331	(345,963)	(2,740,985)	(244,842)	(1,606,999)

Net change in contract owners’ equity	6,708,545	(436,572)	(397,921)	70,879	(323,780)	(3,486,222)	780,634	(1,332,628)
Contract owners’ equity beginning of period	1,354,071	1,790,643	1,734,505	1,663,626	3,479,836	6,966,058	7,197,791	8,530,419

Contract owners’ equity end of period	$8,062,616	1,354,071	1,336,584	1,734,505	3,156,056	3,479,836	7,978,425	7,197,791

CHANGES IN UNITS:
Beginning units	92,860	161,850	163,570	154,187	506,656	884,949	594,453	738,378
Units purchased	3,324,377	2,272,077	991,129	1,145,337	276,884	224,495	189,781	194,296
Units redeemed	(3,104,529)	(2,341,067)	(1,041,996)	(1,135,954)	(329,059)	(602,788)	(219,519)	(338,221)

Ending units	312,708	92,860	112,703	163,570	454,481	506,656	564,715	594,453

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVAMR		RBKF		RBMF		RVBER
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(176,530)	(168,349)	(21,861)	(33,282)	(42,525)	(90,408)	(1,516)	(32,671)
Realized gain (loss) on investments	659,201	522,602	337,442	64,862	(508,850)	(243,480)	447,195	264,481
Change in unrealized gain (loss) on investments	1,861,640	258,876	(50,235)	94,332	58,743	318,783	607,293	524,361
Reinvested capital gains	-	606,242	186,293	4,048	244,947	594,172	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,344,311	1,219,371	451,639	129,960	(247,685)	579,067	1,052,972	756,171

Equity transactions:
Purchase payments received from contract owners (note 3)	886,918	528,784	297,772	40,411	291,453	120,823	536,013	460,274
Transfers between funds	2,222,784	(127,759)	(2,553,706)	2,961,455	(1,405,632)	690,371	(911,078)	(136,847)
Redemptions (note 3)	(1,509,162)	(2,338,022)	(267,595)	(277,827)	(744,388)	(997,931)	(796,177)	(1,257,245)
Annuity benefits	-	-	-	-	-	(2,072)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(12,763)	(47,898)	(408)	(2,914)	(1,241)	(4,887)	(4,316)	(19,240)
Adjustments to maintain reserves	(97)	(101)	(329)	(329)	(178)	(113)	(39)	(126)

Net equity transactions	1,587,680	(1,984,996)	(2,524,266)	2,720,796	(1,859,986)	(193,809)	(1,175,597)	(953,184)

Net change in contract owners’ equity	3,931,991	(765,625)	(2,072,627)	2,850,756	(2,107,671)	385,258	(122,625)	(197,013)
Contract owners’ equity beginning of period	10,631,772	11,397,397	3,684,231	833,475	7,003,662	6,618,404	7,703,594	7,900,607

Contract owners’ equity end of period	$14,563,763	10,631,772	1,611,604	3,684,231	4,895,991	7,003,662	7,580,969	7,703,594

CHANGES IN UNITS:
Beginning units	1,064,254	1,278,798	584,843	158,278	317,742	329,769	803,979	912,603
Units purchased	553,599	199,005	3,744,058	4,274,095	1,313,171	2,241,873	294,695	205,721
Units redeemed	(419,060)	(413,549)	(4,131,978)	(3,847,530)	(1,412,085)	(2,253,900)	(421,219)	(314,345)

Ending units	1,198,793	1,064,254	196,923	584,843	218,828	317,742	677,455	803,979

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RBF		RVCLR		RVCMD		RCPF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(125,599)	(116,256)	(3,973)	(3,690)	(52,691)	(75,755)	(21,306)	(17,451)
Realized gain (loss) on investments	2,656,261	2,463,292	645,935	89,535	(78,601)	(787,163)	1,584,161	874,518
Change in unrealized gain (loss) on investments	523,250	(328,593)	150,597	893,785	(66,206)	668,322	267,878	(250,728)
Reinvested capital gains	-	-	323,037	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,053,912	2,018,443	1,115,596	979,630	(197,498)	(194,596)	1,830,733	606,339

Equity transactions:
Purchase payments received from contract owners (note 3)	1,000,339	357,031	458,121	869,713	320,599	141,147	931,605	415,213
Transfers between funds	(94,062)	(335,284)	858,328	4,617,043	(817,117)	(695,513)	(1,447,914)	(575,063)
Redemptions (note 3)	(1,078,525)	(1,091,039)	(1,423,045)	(1,973,778)	(679,136)	(532,672)	(1,112,464)	(1,332,294)
Annuity benefits	-	-	-	-	-	-	-	(2,250)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,371)	(37,297)	(14,772)	(8,647)	(4,282)	(5,035)	(2,902)	(11,700)
Adjustments to maintain reserves	(158)	(85)	(100)	(89)	(155)	(142)	(142)	(220)

Net equity transactions	(175,777)	(1,106,674)	(121,468)	3,504,242	(1,180,091)	(1,092,215)	(1,631,817)	(1,506,314)

Net change in contract owners’ equity	2,878,135	911,769	994,128	4,483,872	(1,377,589)	(1,286,811)	198,916	(899,975)
Contract owners’ equity beginning of period	6,648,173	5,736,404	14,164,565	9,680,693	4,541,338	5,828,149	7,652,079	8,552,054

Contract owners’ equity end of period	$9,526,308	6,648,173	15,158,693	14,164,565	3,163,749	4,541,338	7,850,995	7,652,079

CHANGES IN UNITS:
Beginning units	442,089	511,648	1,398,310	1,041,864	929,892	1,163,910	382,444	453,809
Units purchased	2,343,677	3,451,050	633,144	903,168	1,341,285	2,075,578	1,766,043	3,003,789
Units redeemed	(2,373,024)	(3,520,609)	(653,814)	(546,722)	(1,591,243)	(2,309,596)	(1,835,793)	(3,075,154)

Ending units	412,742	442,089	1,377,640	1,398,310	679,934	929,892	312,694	382,444

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLDD		RELF		RENF		RESF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(139,986)	(88,747)	(22,605)	(31,067)	(102,845)	(138,371)	(95,266)	(112,425)
Realized gain (loss) on investments	3,438,553	1,542,677	580,935	(40,927)	857,325	(653,883)	931,288	(1,510,902)
Change in unrealized gain (loss) on investments	916,252	(370,097)	14,646	82,670	748,448	(613,203)	157,143	185,538
Reinvested capital gains	-	-	-	-	119,075	1,340,447	283,573	1,109,925

Net increase (decrease) in contract owners’ equity resulting from operations	4,214,819	1,083,833	572,976	10,676	1,622,003	(65,010)	1,276,738	(327,864)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,540,488	190,969	13,158	31,413	665,203	735,046	473,763	420,240
Transfers between funds	3,279,037	(3,929,402)	(331,459)	551,415	(1,703,661)	(259,396)	988,302	(1,620,392)
Redemptions (note 3)	(806,527)	(641,965)	(170,334)	(424,297)	(834,404)	(1,329,823)	(803,902)	(803,667)
Annuity benefits	-	-	-	-	(176)	(3,707)	(170)	(3,510)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,576)	(2,516)	(441)	(2,746)	(2,074)	(8,517)	(915)	(6,621)
Adjustments to maintain reserves	(141)	(121)	(96)	(77)	(2,680)	(2,341)	(83)	(121)

Net equity transactions	4,003,281	(4,383,035)	(489,172)	155,708	(1,877,792)	(868,738)	656,995	(2,014,071)

Net change in contract owners’ equity	8,218,100	(3,299,202)	83,804	166,384	(255,789)	(933,748)	1,933,733	(2,341,935)
Contract owners’ equity beginning of period	6,909,061	10,208,263	2,056,409	1,890,025	8,389,315	9,323,063	5,829,130	8,171,065

Contract owners’ equity end of period	$15,127,161	6,909,061	2,140,213	2,056,409	8,133,526	8,389,315	7,762,863	5,829,130

CHANGES IN UNITS:
Beginning units	633,796	1,088,961	298,819	274,559	384,516	431,951	241,614	331,307
Units purchased	6,669,569	5,940,169	2,681,931	4,267,896	1,275,463	2,110,919	1,340,358	2,105,823
Units redeemed	(6,442,536)	(6,395,334)	(2,746,548)	(4,243,636)	(1,353,325)	(2,158,354)	(1,320,616)	(2,195,516)

Ending units	860,829	633,796	234,202	298,819	306,654	384,516	261,356	241,614

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLCE		RFSF		RUGB		RHCF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(49,149)	(1,778)	(53,307)	(43,928)	(94,033)	(152,055)	(131,972)	(100,981)
Realized gain (loss) on investments	629,819	98,316	1,196,595	561,275	(10,076,113)	(2,234,251)	2,474,699	1,205,772
Change in unrealized gain (loss) on investments	(60,307)	222,067	34,793	45,296	(181,154)	(632,864)	1,029,362	(177,149)
Reinvested capital gains	-	-	-	-	1,193,928	3,173,985	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	520,363	318,605	1,178,081	562,643	(9,157,372)	154,815	3,372,089	927,642

Equity transactions:
Purchase payments received from contract owners (note 3)	152,577	215,290	957,305	210,630	1,103,657	1,019,942	2,145,392	258,755
Transfers between funds	110,647	4,803,612	(914,871)	1,144,010	5,476,848	(7,778,426)	2,029,515	851,616
Redemptions (note 3)	(449,669)	(427,332)	(463,969)	(507,588)	(3,157,965)	(2,415,755)	(1,304,172)	(997,965)
Annuity benefits	(81)	(871)	-	-	-	-	-	(1,629)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,277)	(5,630)	(1,403)	(2,161)	(11,234)	(46,229)	(3,075)	(8,262)
Adjustments to maintain reserves	(142)	(107)	(125)	(122)	4,934	(14,674)	(2,034)	(1,529)

Net equity transactions	(188,945)	4,584,962	(423,063)	844,769	3,416,240	(9,235,142)	2,865,626	100,986

Net change in contract owners’ equity	331,418	4,903,567	755,018	1,407,412	(5,741,132)	(9,080,327)	6,237,715	1,028,628
Contract owners’ equity beginning of period	6,751,832	1,848,265	4,530,810	3,123,398	10,996,570	20,076,897	7,268,184	6,239,556

Contract owners’ equity end of period	$7,083,250	6,751,832	5,285,828	4,530,810	5,255,438	10,996,570	13,505,899	7,268,184

CHANGES IN UNITS:
Beginning units	724,600	226,240	545,150	450,938	587,510	1,104,597	528,331	520,632
Units purchased	2,552,703	3,373,530	2,646,245	2,627,426	29,281,459	17,131,719	2,782,064	3,688,786
Units redeemed	(2,678,776)	(2,875,170)	(2,685,457)	(2,533,214)	(29,519,288)	(17,648,806)	(2,607,405)	(3,681,087)

Ending units	598,527	724,600	505,938	545,150	349,681	587,510	702,990	528,331

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RINF		RVIDD		RJNF		RVIMC
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(69,123)	(52,468)	(51,467)	(68,875)	(95,905)	(70,493)	(14,202)	(14,829)
Realized gain (loss) on investments	867,754	(91,390)	(1,769,502)	(1,688,930)	158,167	(323,003)	(244,138)	(297,407)
Change in unrealized gain (loss) on investments	904,614	(270,390)	(153,594)	198,808	113,156	15,114	(17,759)	75,882
Reinvested capital gains	144,734	888,795	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,847,979	474,547	(1,974,563)	(1,558,997)	175,418	(378,382)	(276,099)	(236,354)

Equity transactions:
Purchase payments received from contract owners (note 3)	389,319	92,022	1,143,326	231,364	349,407	105,115	89,924	160,227
Transfers between funds	3,110,455	48,225	988,958	1,436,101	10,609,672	1,359,581	436,271	(201,985)
Redemptions (note 3)	(455,502)	(650,390)	(1,758,285)	(237,564)	(1,954,911)	(715,426)	(87,953)	(63,555)
Annuity benefits	(144)	(3,319)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,087)	(3,352)	(5,348)	(3,204)	(3,357)	(5,024)	(121)	(789)
Adjustments to maintain reserves	(170)	(89)	(536)	(77)	(1,338)	(1,079)	(305)	(40)

Net equity transactions	3,042,871	(516,903)	368,115	1,426,620	8,999,473	743,167	437,816	(106,142)

Net change in contract owners’ equity	4,890,850	(42,356)	(1,606,448)	(132,377)	9,174,891	364,785	161,717	(342,496)
Contract owners’ equity beginning of period	3,319,599	3,361,955	3,259,130	3,391,507	3,218,671	2,853,886	532,489	874,985

Contract owners’ equity end of period	$8,210,449	3,319,599	1,652,682	3,259,130	12,393,562	3,218,671	694,206	532,489

CHANGES IN UNITS:
Beginning units	185,142	221,146	1,663,040	1,321,652	869,975	734,014	163,777	212,941
Units purchased	976,799	671,948	84,767,169	41,193,354	76,606,273	35,743,792	4,191,920	2,486,989
Units redeemed	(851,250)	(707,952)	(84,889,715)	(40,851,966)	(74,610,037)	(35,607,831)	(4,056,885)	(2,536,153)

Ending units	310,691	185,142	1,540,494	1,663,040	2,866,211	869,975	298,812	163,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RAF		RVISC		RUF		RLCJ
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(20,299)	(32,041)	(25,452)	(35,146)	(62,514)	(151,540)	(37,709)	(16,097)
Realized gain (loss) on investments	(502,351)	(342,464)	(685,042)	(610,580)	(1,514,696)	(1,133,954)	648,771	105,468
Change in unrealized gain (loss) on investments	(2,299)	15,792	15,531	(4,653)	31,871	(9,332)	49,475	(6,499)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(524,949)	(358,713)	(694,963)	(650,379)	(1,545,339)	(1,294,826)	660,537	82,872

Equity transactions:
Purchase payments received from contract owners (note 3)	97,328	222,071	152,875	160,972	296,522	307,717	575,313	22,980
Transfers between funds	(946,975)	956,542	942,506	(667,314)	(45,657)	210,318	(304,628)	1,170,055
Redemptions (note 3)	(591,460)	(367,365)	(181,762)	(310,878)	(732,548)	(729,060)	(562,936)	(60,112)
Annuity benefits	-	-	-	-	-	-	(80)	(872)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,284)	(2,080)	(1,081)	(501)	(4,356)	(2,341)	(827)	(146)
Adjustments to maintain reserves	(44)	(40)	(1,250)	(58)	(88)	(58)	(124)	(66)

Net equity transactions	(1,442,435)	809,128	911,288	(817,779)	(486,127)	(213,424)	(293,282)	1,131,839

Net change in contract owners’ equity	(1,967,384)	450,415	216,325	(1,468,158)	(2,031,466)	(1,508,250)	367,255	1,214,711
Contract owners’ equity beginning of period	2,556,769	2,106,354	1,111,165	2,579,323	4,048,971	5,557,221	2,124,802	910,091

Contract owners’ equity end of period	$589,385	2,556,769	1,327,490	1,111,165	2,017,505	4,048,971	2,492,057	2,124,802

CHANGES IN UNITS:
Beginning units	1,229,953	846,407	353,496	669,629	1,072,355	1,195,966	246,456	124,422
Units purchased	23,608,721	29,976,629	35,271,159	37,108,013	26,602,273	29,888,496	3,123,192	2,217,292
Units redeemed	(24,439,534)	(29,593,083)	(35,021,521)	(37,424,146)	(26,937,418)	(30,012,107)	(3,194,558)	(2,095,258)

Ending units	399,140	1,229,953	603,134	353,496	737,210	1,072,355	175,090	246,456

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RLF		RMED		RVARS		RVF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(43,910)	(81,540)	(74,433)	(60,191)	(100,772)	(52,757)	(146,187)	(116,093)
Realized gain (loss) on investments	1,385,348	683,205	1,653,950	866,733	190,507	382,151	3,683,148	3,123,538
Change in unrealized gain (loss) on investments	477,732	321,983	139,312	123,520	(75,720)	(282,372)	1,362,512	(102,846)
Reinvested capital gains	-	-	-	-	-	-	1,814,037	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,819,170	923,648	1,718,829	930,062	14,015	47,022	6,713,510	2,904,599

Equity transactions:
Purchase payments received from contract owners (note 3)	645,727	84,642	989,306	377,969	891,040	314,686	396,305	600,807
Transfers between funds	(1,414,161)	998,324	(3,206,469)	1,536,355	(356,877)	3,252,480	9,099,774	(1,090,911)
Redemptions (note 3)	(1,302,590)	(978,838)	(1,057,781)	(738,379)	(1,470,776)	(1,554,458)	(1,401,084)	(1,475,022)
Annuity benefits	-	(1,822)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,603)	(9,851)	(5,998)	(22,599)	(5,802)	(4,395)	(6,174)	(2,657)
Adjustments to maintain reserves	(220)	(147)	740	(75)	(118)	(214)	(172)	(132)

Net equity transactions	(2,074,847)	92,308	(3,280,202)	1,153,271	(942,533)	2,008,099	8,088,649	(1,967,915)

Net change in contract owners’ equity	(255,677)	1,015,956	(1,561,373)	2,083,333	(928,518)	2,055,121	14,802,159	936,684
Contract owners’ equity beginning of period	5,168,194	4,152,238	6,437,591	4,354,258	7,991,268	5,936,147	5,970,633	5,033,949

Contract owners’ equity end of period	$4,912,517	5,168,194	4,876,218	6,437,591	7,062,750	7,991,268	20,772,792	5,970,633

CHANGES IN UNITS:
Beginning units	283,744	271,172	321,813	265,722	901,230	676,240	458,586	514,544
Units purchased	255,359	482,966	1,607,831	1,827,887	575,846	675,742	7,499,559	10,124,844
Units redeemed	(347,405)	(470,394)	(1,747,675)	(1,771,796)	(682,592)	(450,752)	(7,021,744)	(10,180,802)

Ending units	191,698	283,744	181,969	321,813	794,484	901,230	936,401	458,586

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ROF		RNF		RPMF		RREF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(130,828)	(137,980)	(153,860)	(145,623)	(61,194)	(347,779)	62,932	(38,088)
Realized gain (loss) on investments	2,877,102	1,349,474	4,857,923	2,804,804	(10,909,563)	(4,700,390)	600,129	1,874,584
Change in unrealized gain (loss) on investments	761,861	53,040	(266,949)	93,362	1,267,214	774,314	(371,515)	(69,933)
Reinvested capital gains	-	-	-	-	-	2,165,845	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,508,135	1,264,534	4,437,114	2,752,543	(9,703,543)	(2,108,010)	291,546	1,766,563

Equity transactions:
Purchase payments received from contract owners (note 3)	1,672,701	321,523	340,569	746,837	876,867	1,761,234	760,946	573,109
Transfers between funds	8,071,763	649,324	16,138,769	(1,114,093)	200,665	(359,795)	(4,632,116)	3,320,863
Redemptions (note 3)	(1,409,589)	(1,374,349)	(1,787,536)	(2,585,078)	(1,512,209)	(3,982,309)	(1,467,629)	(1,535,596)
Annuity benefits	-	-	-	-	(139)	(3,286)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,392)	(5,070)	(3,844)	(16,914)	(7,604)	(13,341)	(5,130)	(8,195)
Adjustments to maintain reserves	(170)	(179)	(129)	(93)	(826)	(2,010)	(178)	(230)

Net equity transactions	8,331,313	(408,751)	14,687,829	(2,969,341)	(443,246)	(2,599,507)	(5,344,107)	2,349,951

Net change in contract owners’ equity	11,839,448	855,783	19,124,943	(216,798)	(10,146,789)	(4,707,517)	(5,052,561)	4,116,514
Contract owners’ equity beginning of period	7,425,414	6,569,631	9,379,489	9,596,287	19,680,043	24,387,560	12,388,116	8,271,602

Contract owners’ equity end of period	$19,264,862	7,425,414	28,504,432	9,379,489	9,533,254	19,680,043	7,335,555	12,388,116

CHANGES IN UNITS:
Beginning units	436,120	435,810	841,905	1,040,432	885,640	1,056,256	680,026	526,180
Units purchased	5,273,797	7,644,858	16,470,441	11,233,884	3,287,772	4,193,512	2,495,174	4,429,243
Units redeemed	(4,821,922)	(7,644,548)	(15,410,294)	(11,432,411)	(3,321,681)	(4,364,128)	(2,783,940)	(4,275,397)

Ending units	887,995	436,120	1,902,052	841,905	851,731	885,640	391,260	680,026

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RRF		RMEK		RTF		RVLCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(50,348)	(76,191)	(92,440)	(67,056)	(166,574)	(132,312)	(450,880)	(285,161)
Realized gain (loss) on investments	798,708	1,006,366	2,501,384	665,926	5,084,346	2,381,491	6,154,278	1,765,732
Change in unrealized gain (loss) on investments	(119,375)	33,936	246,587	72,076	1,081,013	(298,383)	3,284,925	298,449
Reinvested capital gains	414,916	-	-	-	-	-	-	145,095

Net increase (decrease) in contract owners’ equity resulting from operations	1,043,901	964,111	2,655,531	670,946	5,998,785	1,950,796	8,988,323	1,924,115

Equity transactions:
Purchase payments received from contract owners (note 3)	68,371	174,367	734,332	270,837	1,839,924	4,272,507	3,072,431	996,684
Transfers between funds	964,277	(4,393,207)	(720,198)	(75,596)	3,502,207	(9,918,490)	13,121,863	2,114,805
Redemptions (note 3)	(357,643)	(728,395)	(1,178,381)	(721,926)	(933,621)	(1,159,724)	(3,056,092)	(2,322,044)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(601)	(7,392)	(5,894)	(7,107)	(2,183)	(6,026)	(12,732)	(3,753)
Adjustments to maintain reserves	(96)	(132)	(1,103)	(944)	(136)	(208)	(112)	(177)

Net equity transactions	674,308	(4,954,759)	(1,171,244)	(534,736)	4,406,191	(6,811,941)	13,125,358	785,515

Net change in contract owners’ equity	1,718,209	(3,990,648)	1,484,287	136,210	10,404,976	(4,861,145)	22,113,681	2,709,630
Contract owners’ equity beginning of period	2,891,298	6,881,946	4,509,583	4,373,373	5,226,163	10,087,308	18,360,948	15,651,318

Contract owners’ equity end of period	$4,609,507	2,891,298	5,993,870	4,509,583	15,631,139	5,226,163	40,474,629	18,360,948

CHANGES IN UNITS:
Beginning units	162,131	449,160	279,441	336,537	582,339	1,396,743	1,437,364	1,364,526
Units purchased	1,556,340	2,555,282	5,352,149	4,753,302	10,185,263	16,753,430	5,020,496	5,206,953
Units redeemed	(1,525,697)	(2,842,311)	(5,378,849)	(4,810,398)	(9,752,678)	(17,567,834)	(4,170,416)	(5,134,115)

Ending units	192,774	162,131	252,741	279,441	1,014,924	582,339	2,287,444	1,437,364

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVLCV		RVMCG		RVMCV		RVSCG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(401,183)	(122,490)	(390,580)	(193,883)	(214,369)	(126,914)	(304,450)	(120,242)
Realized gain (loss) on investments	4,936,907	1,597,264	1,172,344	26,622	2,920,051	1,594,962	3,607,947	408,495
Change in unrealized gain (loss) on investments	2,931,792	461,345	2,615,495	(1,321,397)	235,438	254,127	1,418,422	(8,401)
Reinvested capital gains	-	-	2,460,732	2,864,688	-	-	1,443,441	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,467,516	1,936,119	5,857,991	1,376,030	2,941,120	1,722,175	6,165,360	279,852

Equity transactions:
Purchase payments received from contract owners (note 3)	6,062,149	1,038,328	2,477,288	375,306	1,130,825	535,096	2,334,962	494,866
Transfers between funds	19,590,203	(2,686,977)	12,059,764	6,906,534	11,555,166	(10,794,819)	10,759,511	4,476,380
Redemptions (note 3)	(3,194,433)	(1,687,183)	(3,022,106)	(1,235,638)	(1,550,798)	(1,124,856)	(2,215,162)	(862,193)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(11,356)	(4,421)	(6,076)	(7,288)	(4,051)	(1,898)	(3,414)	(2,553)
Adjustments to maintain reserves	(161)	(167)	(149)	(159)	(146)	(133)	(139)	(41)

Net equity transactions	22,446,402	(3,340,420)	11,508,721	6,038,755	11,130,996	(11,386,610)	10,875,758	4,106,459

Net change in contract owners’ equity	29,913,918	(1,404,301)	17,366,712	7,414,785	14,072,116	(9,664,435)	17,041,118	4,386,311
Contract owners’ equity beginning of period	13,120,094	14,524,395	18,018,082	10,603,297	6,630,169	16,294,604	12,741,235	8,354,924

Contract owners’ equity end of period	$43,034,012	13,120,094	35,384,794	18,018,082	20,702,285	6,630,169	29,782,353	12,741,235

CHANGES IN UNITS:
Beginning units	1,057,510	1,398,503	995,696	670,396	483,777	1,362,882	870,994	620,483
Units purchased	6,909,502	5,404,523	5,313,584	1,699,194	7,008,245	1,878,327	4,687,229	2,449,222
Units redeemed	(5,549,824)	(5,745,516)	(4,812,654)	(1,373,894)	(6,364,383)	(2,757,432)	(4,061,505)	(2,198,711)

Ending units	2,417,188	1,057,510	1,496,626	995,696	1,127,639	483,777	1,496,718	870,994

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVSCV		RVSDL		RTEC		RTEL
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(106,372)	(67,191)	(16,687)	(40,522)	(69,183)	(77,048)	9,298	3,606
Realized gain (loss) on investments	1,956,823	393,119	(138,329)	(326,556)	751,386	(157,172)	103,880	(120,888)
Change in unrealized gain (loss) on investments	1,241,525	8,625	45,008	(79,833)	716,074	(221,508)	52,697	(14,616)
Reinvested capital gains	-	-	-	-	-	893,636	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,091,976	334,553	(110,008)	(446,911)	1,398,277	437,908	165,875	(131,898)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,907,425	614,537	41,308	76,829	674,612	320,794	87,656	17,787
Transfers between funds	4,003,016	209,702	(2,192,486)	1,023,057	10,646	44,047	(17,225)	(891,647)
Redemptions (note 3)	(1,101,631)	(691,160)	(131,943)	(282,922)	(514,896)	(621,701)	(116,114)	(163,120)
Annuity benefits	-	-	-	-	-	-	-	(1,251)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,344)	(2,330)	(2,883)	(4,573)	(1,311)	(2,606)	(1,197)	(335)
Adjustments to maintain reserves	(95)	(159)	(71)	(106)	(125)	(156)	(26)	(84)

Net equity transactions	4,804,371	130,590	(2,286,075)	812,285	168,926	(259,622)	(46,906)	(1,038,650)

Net change in contract owners’ equity	7,896,347	465,143	(2,396,083)	365,374	1,567,203	178,286	118,969	(1,170,548)
Contract owners’ equity beginning of period	6,290,002	5,824,859	3,204,951	2,839,577	4,670,093	4,491,807	923,565	2,094,113

Contract owners’ equity end of period	$14,186,349	6,290,002	808,868	3,204,951	6,237,296	4,670,093	1,042,534	923,565

CHANGES IN UNITS:
Beginning units	498,760	541,995	567,154	465,951	354,947	376,999	119,021	281,388
Units purchased	2,641,764	1,833,515	2,755,463	6,797,120	1,708,792	2,083,208	3,820,047	4,840,151
Units redeemed	(2,328,122)	(1,876,750)	(3,172,133)	(6,695,917)	(1,701,368)	(2,105,260)	(3,821,569)	(5,002,518)

Ending units	812,402	498,760	150,484	567,154	362,371	354,947	117,499	119,021

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RTRF		RUTL		RVWDL		GVFRB
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(105,857)	(54,132)	91,229	62,310	(7,580)	(11,293)	(32,883)	-
Realized gain (loss) on investments	2,256,698	254,235	430,793	176,988	(39,910)	(68,363)	43,993	-
Change in unrealized gain (loss) on investments	467,263	273,970	35,374	(353,517)	407	52,337	67,360	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,618,104	474,073	557,396	(114,219)	(47,083)	(27,319)	78,470	-

Equity transactions:
Purchase payments received from contract owners (note 3)	450,479	47,547	351,691	317,102	(4,544)	68,997	509,650	-
Transfers between funds	3,238,904	807,450	(1,832,991)	(3,353,336)	(35,158)	3,797	4,072,036	-
Redemptions (note 3)	(883,512)	(594,155)	(609,781)	(726,592)	(91,399)	(64,356)	(153,963)	-
Annuity benefits	(175)	(1,899)	-	(2,127)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,159)	(2,122)	(2,374)	(4,730)	(1,465)	(520)	(3,223)	-
Adjustments to maintain reserves	(116)	(99)	(70)	(150)	(111)	(27)	(53)	-

Net equity transactions	2,802,421	256,722	(2,093,525)	(3,769,833)	(132,677)	7,891	4,424,447	-

Net change in contract owners’ equity	5,420,525	730,795	(1,536,129)	(3,884,052)	(179,760)	(19,428)	4,502,917	-
Contract owners’ equity beginning of period	4,292,452	3,561,657	5,772,558	9,656,610	803,071	822,499	-	-

Contract owners’ equity end of period	$9,712,977	4,292,452	4,236,429	5,772,558	623,311	803,071	4,502,917	-

CHANGES IN UNITS:
Beginning units	266,492	254,532	479,076	801,459	77,859	79,878	-	-
Units purchased	1,848,015	1,879,725	4,058,300	5,281,530	902,283	617,626	862,369	-
Units redeemed	(1,703,611)	(1,867,765)	(4,222,097)	(5,603,913)	(916,842)	(619,645)	(418,848)	-

Ending units	410,896	266,492	315,279	479,076	63,300	77,859	443,521	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GSBLMO		VWHA		VWAR		WRASP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(28)	-	(29,575)	(11,433)	(32,041)	(32,150)	(61,134)	(72,806)
Realized gain (loss) on investments	-	-	1,814	(152,753)	6,702	(720)	2,467,510	848,967
Change in unrealized gain (loss) on investments	105	-	229,262	122,484	64,314	25,628	2,588,277	2,530,212
Reinvested capital gains	-	-	42,986	66,712	16,118	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	77	-	244,487	25,010	55,093	(7,242)	4,994,653	3,306,373

Equity transactions:
Purchase payments received from contract owners (note 3)	9,212	-	1,159,568	761,688	326,983	734,112	4,986,445	1,351,524
Transfers between funds	14,432	-	516,879	750,343	(1,397,685)	29,478	(15,452)	3,212,199
Redemptions (note 3)	-	-	(148,709)	(48,508)	(78,907)	(3,809)	(2,942,018)	(3,551,370)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,195)	(625)	(793)	-	(7,430)	(28,504)
Adjustments to maintain reserves	(3)	-	(95)	(50)	(33)	(44)	(200)	(122)

Net equity transactions	23,641	-	1,526,448	1,462,848	(1,150,435)	759,737	2,021,345	983,727

Net change in contract owners’ equity	23,718	-	1,770,935	1,487,858	(1,095,342)	752,495	7,015,998	4,290,100
Contract owners’ equity beginning of period	-	-	2,159,544	671,686	2,760,934	2,008,439	23,773,000	19,482,900

Contract owners’ equity end of period	$23,718	-	3,930,479	2,159,544	1,665,592	2,760,934	30,788,998	23,773,000

CHANGES IN UNITS:
Beginning units	-	-	276,250	86,604	287,520	208,859	2,119,340	2,026,378
Units purchased	2,358	-	325,252	292,387	60,622	107,267	2,617,498	1,978,352
Units redeemed	-	-	(140,322)	(102,741)	(180,129)	(28,606)	(2,517,505)	(1,885,390)

Ending units	2,358	-	461,180	276,250	168,013	287,520	2,219,333	2,119,340

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVASA		RVAAS		RVACS		RVAMS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	24,692	(1,746)	(4,011)	20,736	12,827	(4,630)	6,641
Realized gain (loss) on investments	-	(160,531)	62,397	(5,043)	151,787	10,083	375,116	74,039
Change in unrealized gain (loss) on investments	-	82,292	3,317	41,306	(81,771)	143,834	(83,431)	275,427
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(53,547)	63,968	32,252	90,752	166,744	287,055	356,107

Equity transactions:
Purchase payments received from contract owners (note 3)	-	105,129	506,983	10,321	62,774	289,769	259,687	129,721
Transfers between funds	-	(3,298,631)	(1,075,692)	68,257	(2,936,306)	1,070,206	(4,218,685)	(131,080)
Redemptions (note 3)	-	(62,470)	(52,292)	(124,314)	(116,786)	(529,686)	(347,280)	(524,032)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	(829)	-	(1,525)	(1)	(3,705)	(1,602)	(135)
Adjustments to maintain reserves	-	(29)	(21)	(25)	(24)	(44)	(50)	(22)

Net equity transactions	-	(3,256,830)	(621,022)	(47,286)	(2,990,343)	826,540	(4,307,930)	(525,548)

Net change in contract owners’ equity	-	(3,310,377)	(557,054)	(15,034)	(2,899,591)	993,284	(4,020,875)	(169,441)
Contract owners’ equity beginning of period	-	3,310,377	557,054	572,088	2,899,591	1,906,307	4,020,875	4,190,316

Contract owners’ equity end of period	$-	-	-	557,054	-	2,899,591	-	4,020,875

CHANGES IN UNITS:
Beginning units	-	360,426	51,471	58,543	274,533	192,189	381,412	431,152
Units purchased	-	138,330	51,609	78,256	37,556	317,582	41,218	113,728
Units redeemed	-	(498,756)	(103,080)	(85,328)	(312,089)	(235,238)	(422,630)	(163,468)

Ending units	-	-	-	51,471	-	274,533	-	381,412

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	RVDFA		RVDSR		SBTRP		SBIEP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(108,734)	(213,266)	(133,480)	(272,952)	-	(33)	-	(245)
Realized gain (loss) on investments	1,131,888	(58,064)	2,701,315	523,666	-	(3,310)	-	(35,033)
Change in unrealized gain (loss) on investments	448,399	448,000	(649,204)	226,570	-	5,052	-	40,356
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,471,553	176,670	1,918,631	477,284	-	1,709	-	5,078

Equity transactions:
Purchase payments received from contract owners (note 3)	584,239	431,574	333,961	776,326	-	-	-	(1)
Transfers between funds	(11,433,298)	(2,481,074)	(14,827,153)	(3,782,526)	-	-	-	(61,580)
Redemptions (note 3)	(1,056,067)	(3,584,465)	(1,541,464)	(6,223,893)	-	(34,739)	-	(29,993)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	(10)
Contingent deferred sales charges (note 2)	(8,085)	(5,495)	(11,701)	(11,900)	-	-	-	-
Adjustments to maintain reserves	(98)	(121)	(91)	(133)	-	3	-	(3)

Net equity transactions	(11,913,309)	(5,639,581)	(16,046,448)	(9,242,126)	-	(34,736)	-	(91,587)

Net change in contract owners’ equity	(10,441,756)	(5,462,911)	(14,127,817)	(8,764,842)	-	(33,027)	-	(86,509)
Contract owners’ equity beginning of period	10,441,756	15,904,667	14,127,817	22,892,659	-	33,027	-	86,509

Contract owners’ equity end of period	$-	10,441,756	-	14,127,817	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,212,032	1,858,221	1,578,196	2,618,123	-	1,435	-	8,400
Units purchased	124,873	84,475	149,478	235,380	-	-	-	-
Units redeemed	(1,336,905)	(730,664)	(1,727,674)	(1,275,307)	-	(1,435)	-	(8,400)

Ending units	-	1,212,032	-	1,578,196	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALPS FUNDS

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

AMERICAN FUNDS GROUP (THE)

Global Small Capitalization Fund - Class 4 (AMVGS4)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class III (MLVGA3)

CREDIT SUISSE ASSET MANAGEMENT

Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

Dynamic VP HY Bond Fund (DXVHY)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)*

INVESCO INVESTMENTS

VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MERGER FUNDS

The Merger Fund VL (MGRFV)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class II (MSEMB)

Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

NVIT Cardinal Balanced Fund - Class II (NVCRB2)

NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

NVIT Cardinal Conservative Fund - Class II (NVCCN2)

NVIT Cardinal Moderate Fund - Class II (NVCMD2)

NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

NVIT Core Plus Bond Fund - Class II (NVLCP2)

NVIT Nationwide Fund - Class III (TRF3)

NVIT Government Bond Fund - Class III (GBF3)

American Century NVIT Growth Fund -Class II (CAF2)

NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)

NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)

NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)

NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)

NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)

NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)

NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)

NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)

NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)

NVIT Multi-Manager Small Company Fund - Class III (SCF3)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Real Estate Fund - Class II (NVRE2)

NVIT Money Market Fund - Class II (NVMM2)

Loring Ward NVIT Moderate Fund - Class II (NVLM2)

Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)*

NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

NORTHERN LIGHTS

7Twelve Balanced Portfolio (NO7TB)*

Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

PIMCO FUNDS

VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class III (ACVIG3)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP Ultra(R) Fund - Class III (ACVU3)

VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Asset Manager Portfolio - Service Class 2 (FAM2)

VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

VIP Growth Portfolio - Service Class 2 R (FG2R)

VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)*

ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Advisor Class (PMVAAD)

Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

Low Duration Portfolio - Advisor Class (PMVLAD)

Total Return Portfolio - Advisor Class (PMVTRD)

CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)

Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

VP UltraShort NASDAQ-100 (PROUSN)

VP Access High Yield Fund (PROAHY)

VP Asia 30 (PROA30)

VP Banks (PROBNK)

VP Basic Materials (PROBM)

VP Bear (PROBR)

VP Biotechnology (PROBIO)

VP Bull (PROBL)

VP Consumer Goods (PROCG)

VP Consumer Services (PROCS)

VP Emerging Markets (PROEM)

VP Europe 30 (PROE30)

VP Financials (PROFIN)

VP Health Care (PROHC)

VP Industrials (PROIND)

VP International (PROINT)

VP Internet (PRONET)

VP Japan (PROJP)

VP NASDAQ-100 (PRON)

VP Oil & Gas (PROOG)

VP Pharmaceuticals (PROPHR)

VP Precious Metals (PROPM)

VP Real Estate (PRORE)

VP Rising Rates Opportunity (PRORRO)

VP Semiconductor (PROSCN)

VP Short Emerging Markets (PROSEM)

VP Short International (PROSIN)

VP Short NASDAQ-100 (PROSN)

VP Technology (PROTEC)

VP Telecommunications (PROTEL)

VP U.S. Government Plus (PROGVP)

VP UltraNASDAQ-100 (PROUN)

VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

Global Managed Futures Strategy (RVMFU)

Variable Fund - Long Short Equity Fund (RSRF)

Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

Variable Trust - Banking Fund (RBKF)

Variable Trust - Basic Materials Fund (RBMF)

Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

Variable Trust - Biotechnology Fund (RBF)

Variable Fund - CLS AdvisorOne Clermont (RVCLR)

Variable Trust - Commodities Strategy Fund (RVCMD)

Variable Trust - Consumer Products Fund (RCPF)

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

Variable Trust - Dow 2x Strategy Fund (RVLDD)

Variable Trust - Electronics Fund (RELF)

Variable Trust - Energy Fund (RENF)

Variable Trust - Energy Services Fund (RESF)

Variable Trust - Europe 1.25x Strategy Fund (RLCE)

Variable Trust - Financial Services Fund (RFSF)

Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

Variable Trust - Health Care Fund (RHCF)

Variable Trust - Internet Fund (RINF)

Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

Variable Trust - Japan 2x Strategy Fund (RLCJ)

Variable Trust - Leisure Fund (RLF)

Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

Variable Fund - Multi-Hedge Strategies (RVARS)

Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

Variable Trust - NASDAQ-100(R) Fund (ROF)

Variable Trust - Nova Fund (RNF)

Variable Trust - Precious Metals Fund (RPMF)

Variable Trust - Real Estate Fund (RREF)

Variable Trust - Retailing Fund (RRF)

Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

Variable Trust - S&P 500 2x Strategy Fund (RTF)

Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

Variable Trust - S&P 500 Pure Value Fund (RVLCV)

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

Variable Trust - Technology Fund (RTEC)

Variable Trust - Telecommunications Fund (RTEL)

Variable Trust - Transportation Fund (RTRF)

Variable Trust - Utilities Fund (RUTL)

Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)

Series M (Macro Opportunities Series) (GSBLMO)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2013, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules; excluding marketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No contingent deferred sales charge is deducted on marketFLEX Advisor contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges - Recurring	1.25%	1.15%	1.05%	0.25%
CDSC Option:
Administrative Charge	0.05%	0.00%	0.20%	0.20%
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	0.00%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders,(iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2013.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVHY	IVBRA2	LZREMS

0.45%	$303,528	$-	$29	$2,421	$398	$35	$-	$442
0.65%	44,950	-	-	387	285	-	-	-
0.70%	2,647	-	-	-	-	-	-	-
0.80%	134	-	-	63	-	-	-	-
0.85%	5,653	-	-	-	-	-	-	-
0.90%	582	-	-	-	-	-	-	-
0.95%	4,071	-	-	142	-	-	-	-
1.00%	4,845	-	1	-	-	-	-	-
1.05%	628	-	-	-	-	-	-	-
1.10%	2,013	-	-	-	-	-	-	-
1.15%	2,274,348	-	342	53,557	1,184	62,556	2	801
1.20%	923	-	-	-	-	-	-	-
1.25%	1,271,596	3	276	17,280	1,403	51,174	3	136
1.30%	27,350	-	-	-	-	-	-	-
1.35%	3,771,987	92	912	65,404	1,798	63,105	-	495
1.40%	770,000	-	187	19,372	63	525	-	894
1.45%	182,670	-	-	2,277	512	11,225	-	203
1.50%	256	-	-	-	-	-	-	-
1.55%	1,593,490	10	179	39,538	752	22,570	-	935
1.60%	1,871,690	-	965	29,179	1,612	4,248	2	3,203
1.65%	1,723,075	-	281	14,073	-	15,691	1	96
1.80%	855,810	-	794	10,397	102	2,216	-	201
1.85%	112,277	-	-	211	21	124	18	-
1.90%	1,358,989	-	358	20,759	1,383	720	-	102
1.95%	447,633	-	43	4,246	60	599	2	5
2.00%	158,423	-	4	1,689	-	2,896	-	-
2.05%	18,683	-	-	-	-	-	-	-
2.10%	335,820	-	66	8,450	1,014	132	-	229
2.15%	244,941	-	123	1,488	-	-	-	107
2.20%	67,306	-	-	73	3	-	-	-
2.25%	10,612	-	-	740	-	-	-	-
2.30%	114,312	-	-	-	-	-	-	-
2.35%	55,494	-	-	31	5	-	-	-
2.40%	10,884	-	-	826	-	-	-	-
2.45%	115,534	-	11	575	-	-	-	-
2.50%	84,645	-	-	-	-	5,573	-	-
2.55%	1,105	-	-	-	-	-	-	-
2.85%	8,451	-	-	-	-	-	-	-

Totals	$17,857,355	$105	$4,571	$293,178	$10,595	$243,389	$28	$7,849

	MVGTAS	MGRFV	MSEMB	MSVGT2	VKVGR2	GVAAA2	HIBF3	GEM3

0.45%	$195	$-	$609	$67	$421	$1,382	$36	$349
0.65%	59	-	-	-	56	61	10	46
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	268	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	15	127	-
1.00%	-	-	-	-	-	56	126	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,707	-	1,869	483	1,763	18,891	21,217	3,756
1.20%	-	-	-	-	-	-	-	-
1.25%	2,057	-	1,840	1,629	2,402	5,273	4,355	9,746
1.30%	-	-	-	-	-	-	-	-
1.35%	924	6	1,216	1,523	3,219	36,918	21,795	5,698
1.40%	2,440	3	186	122	1,310	12,065	4,217	580
1.45%	627	-	526	700	991	3,298	-	463
1.50%	-	-	-	-	-	-	78	11
1.55%	853	-	1,634	711	6,000	9,629	20,947	5,351
1.60%	761	8	1,364	778	7,262	11,103	3,601	3,305
1.65%	410	-	1,610	202	3,935	11,284	1,327	6,827
1.80%	1,407	-	1,532	2,305	560	5,101	298	766
1.85%	16	-	14	19	61	200	-	210
1.90%	1,402	-	2,470	237	3,481	13,297	1,020	2,062
1.95%	192	-	866	217	485	5,742	-	6,039
2.00%	-	-	119	234	82	8,659	-	18
2.05%	-	-	-	-	-	-	-	-
2.10%	618	-	1,644	410	1,553	2,525	-	858
2.15%	-	-	166	-	673	2,438	223	22
2.20%	111	-	-	365	83	6,112	-	27
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	19,701	-	-
2.35%	-	-	104	-	-	322	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	152	-	387	14,671	297	-
2.50%	-	-	101	-	45	-	-	52
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$13,779	$17	$18,022	$10,002	$34,769	$188,743	$79,942	$46,186

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVCRA2	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2

0.45%	$99	$530	$21	$58	$563	$874	$575	$243
0.65%	-	-	-	264	561	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	110	111	-	-	-	260	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	11	-	-	-	-	679	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,682	5,292	7,716	22,991	12,792	11,464	387	4,368
1.20%	-	-	-	-	-	-	-	-
1.25%	3,691	7,236	4,015	4,905	13,753	6,052	617	1,254
1.30%	-	-	-	-	-	-	-	-
1.35%	9,018	8,517	15,835	13,895	51,866	34,792	14,509	12,778
1.40%	366	2,262	554	1,782	6,683	4,633	2,883	1,303
1.45%	498	339	1,083	240	420	264	247	152
1.50%	-	-	-	-	-	-	-	-
1.55%	375	3,428	2,595	10,669	9,809	3,138	874	4,962
1.60%	2,552	3,825	8,998	9,808	17,330	4,562	7,511	9,775
1.65%	7,481	2,400	3,275	8,422	60,162	39,978	18,770	16,383
1.80%	2,458	1,340	7,579	4,589	7,795	5,193	4,177	4,833
1.85%	366	-	-	608	591	-	-	622
1.90%	2,681	9,360	6,766	6,514	7,260	528	5,989	8,160
1.95%	47	377	1,693	2,163	8,474	19	6	2,423
2.00%	-	-	7,589	735	3,124	342	-	317
2.05%	-	-	-	-	-	-	-	-
2.10%	-	53	93	728	2,351	67	-	-
2.15%	-	1,071	12	1,610	379	293	-	659
2.20%	-	-	369	3,765	1,258	721	3,928	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	7	42	939	225	-	-	-
2.35%	-	-	-	-	-	-	-	142
2.40%	-	-	-	-	95	-	-	-
2.45%	-	-	-	-	-	164	-	393
2.50%	-	-	456	-	1,695	164	146	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	8,451	-

	$31,314	$46,158	$68,802	$94,685	$207,186	$113,248	$70,009	$68,767

	TRF3	GBF3	CAF2	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6

0.45%	$465	$1,052	$2	$31	$128	$-	$373	$1,783
0.65%	-	65	-	-	-	1	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	300	-	-	-	-	250	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	289	-	-	-	-	-	-
1.00%	-	-	-	-	27	27	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,348	46,612	2	6,938	5,090	1,284	30,296	66,135
1.20%	-	-	-	-	-	-	-	-
1.25%	1,271	5,473	-	3,943	851	993	8,049	4,336
1.30%	-	-	-	-	-	-	-	-
1.35%	9,695	58,325	34	22,786	2,389	451	52,256	94,999
1.40%	625	8,859	1	6,596	277	16	9,945	22,612
1.45%	-	1,126	-	-	81	-	-	8
1.50%	-	-	-	-	-	-	-	-
1.55%	81	30,526	-	3,472	1,306	-	17,221	32,564
1.60%	2,367	15,100	171	22,324	910	4,200	22,077	24,622
1.65%	215	5,027	2	2,203	518	7,202	31,287	26,793
1.80%	6	413	4	1,103	1,019	30	1,665	2,095
1.85%	32	-	-	364	-	-	487	29
1.90%	535	562	88	3,711	-	589	689	421
1.95%	-	5,653	-	755	15	42	3,732	10
2.00%	-	-	-	-	1,161	-	2,308	952
2.05%	-	-	-	-	-	-	-	-
2.10%	-	4,256	-	-	-	-	1,380	-
2.15%	-	602	-	-	-	-	-	376
2.20%	-	-	-	-	-	-	-	277
2.25%	-	-	-	-	-	-	-	-
2.30%	77	-	-	-	-	831	6,011	514
2.35%	-	-	-	-	-	-	-	32
2.40%	-	-	-	-	-	-	-	-
2.45%	-	163	-	-	-	-	-	934
2.50%	-	-	-	-	-	506	-	2,025
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$18,717	$184,403	$304	$74,226	$13,772	$16,172	$188,026	$281,517

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	GVDMA6	GVDMC6	SAM	NVMIG6	GVDIV6	NVMLG2	NVMLV2	NVMMG1

0.45%	$616	$332	$-	$854	$569	$285	$333	$-
0.65%	-	-	-	14	9	5	16	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	2	-	-	-	-	-	-
0.85%	-	-	-	-	-	3	1	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	70	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	23,100	19,300	-	1,584	1,619	2,750	3,390	418
1.20%	-	-	-	-	-	-	-	-
1.25%	764	16,514	-	1,200	2,619	950	708	-
1.30%	-	-	967	-	-	-	-	-
1.35%	38,594	54,355	-	7,043	2,366	3,702	3,479	2,881
1.40%	9,844	18,043	-	980	104	1,049	903	658
1.45%	-	268	-	53	67	123	162	-
1.50%	-	-	-	-	-	20	-	-
1.55%	7,687	5,511	-	5,338	3,833	1,507	1,318	27
1.60%	7,437	15,164	-	3,938	5,845	1,878	2,013	240
1.65%	143	20,302	-	4,401	2,019	391	780	-
1.80%	454	1,560	-	1,077	107	8,003	9,536	-
1.85%	-	18	-	-	4	320	192	-
1.90%	480	15,575	-	4,683	3,735	1,576	1,257	-
1.95%	16	1,064	-	2,314	1,399	61	2	-
2.00%	-	-	-	-	8	1,159	1,258	-
2.05%	-	693	-	-	-	-	-	-
2.10%	-	2,841	-	159	301	333	285	-
2.15%	-	895	-	-	2	43	2,108	-
2.20%	-	-	-	-	-	37	-	-
2.25%	-	2,325	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	1,466	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	675	499	-	36	-
2.50%	-	734	-	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$89,135	$176,962	$967	$34,313	$25,105	$24,195	$27,847	$4,224

	NVMMG2	NVMMV2	SCGF3	SCVF3	SCF3	MSBF	NVSTB2	NVRE2

0.45%	$227	$1,464	$93	$1,765	$201	$16	$307	$-
0.65%	4	6	144	6	77	-	91	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	2	2	-	57	-	-	3	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	33	-	-	-	-
1.00%	-	1	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,685	4,741	589	1,236	8,370	68	14,010	40
1.20%	-	-	-	-	2	-	-	-
1.25%	1,078	4,291	375	2,138	1,878	223	9,974	228
1.30%	-	-	-	-	-	-	-	-
1.35%	6,456	11,679	4,286	6,078	16,349	396	12,399	93
1.40%	291	809	522	1,761	3,866	3	3,930	-
1.45%	1,031	1,072	151	54	88	-	509	32
1.50%	-	-	-	-	-	-	-	-
1.55%	2,923	3,795	1,318	1,833	2,427	242	10,558	86
1.60%	6,623	9,822	1,249	2,315	1,659	321	12,467	39
1.65%	2,603	10,074	198	4,456	1,343	32	3,288	132
1.80%	4,525	2,846	3,731	255	749	251	5,709	-
1.85%	264	723	-	31	16	-	-	-
1.90%	5,982	7,604	1,607	1,625	1,186	61	2,404	28
1.95%	170	133	145	183	208	44	968	5
2.00%	275	675	451	4	-	-	2,471	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,208	1,819	954	961	1,072	-	1,246	12
2.15%	39	525	32	5	-	-	1,314	-
2.20%	18	-	185	29	38	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	322	303	-	-	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	9	451	-	339	-	-	558	-
2.50%	-	-	54	-	-	-	-	10
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$37,735	$62,835	$16,084	$25,164	$39,529	$1,657	$82,206	$705

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	NVMM2	NVLM2	NVLCA2	NCPG2	IDPG2	IDPGI2	NOVMH2	NOVPI2

0.45%	$75,027	$1,389	$38	$-	$-	$-	$91	$327
0.65%	6,857	-	-	-	-	-	38	-
0.70%	67	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	417	55	-	-	-	-	-	113
0.90%	22	-	-	-	-	-	-	-
0.95%	100	-	-	-	-	-	-	-
1.00%	533	-	-	-	-	-	-	951
1.05%	78	-	-	-	-	-	-	-
1.10%	239	-	-	-	-	-	-	-
1.15%	351,232	-	746	-	-	-	56	1,327
1.20%	41	-	-	-	-	-	-	-
1.25%	217,150	3,578	884	-	-	-	2,895	16,706
1.30%	-	-	-	-	-	-	-	-
1.35%	627,637	22	9	12	6	15	92	10,522
1.40%	125,062	442	-	-	-	-	21	129
1.45%	36,107	-	-	-	-	-	4,745	5,387
1.50%	12	-	-	-	-	-	-	-
1.55%	271,490	-	-	-	-	-	2,817	23,362
1.60%	334,518	8,369	1,663	-	-	-	4,208	15,425
1.65%	321,466	232	222	-	-	-	781	92,421
1.80%	266,647	189	-	-	-	-	610	28,580
1.85%	38,164	-	-	-	-	-	14	4,499
1.90%	193,404	-	837	-	-	-	16,498	19,233
1.95%	71,431	-	-	-	-	-	465	19,290
2.00%	20,511	-	-	-	-	-	5	4,078
2.05%	1,629	-	-	-	-	-	-	-
2.10%	85,610	-	-	-	-	-	19	4,148
2.15%	46,020	2,556	-	-	-	-	368	3,874
2.20%	8,114	-	-	-	-	-	291	2,513
2.25%	2,218	-	-	-	-	-	-	-
2.30%	18,214	-	227	-	-	-	-	2,763
2.35%	11,239	-	-	-	-	-	164	1,056
2.40%	1,298	-	-	-	-	-	-	-
2.45%	25,265	-	-	-	-	-	137	36
2.50%	6,765	-	-	-	-	-	56	141
2.55%	107	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$3,164,691	$16,832	$4,626	$12	$6	$15	$34,371	$256,881

	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3	FQB

0.45%	$8,469	$-	$302	$838	$2,092	$-	$2,000	$-
0.65%	-	-	-	1	1,151	-	195	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	221	178	-	154	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	137	-
1.00%	-	-	-	-	-	-	228	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	675	-	838	10,816	7,387	2,293	15,340	-
1.20%	-	-	-	-	-	-	2	-
1.25%	3,460	11	4,465	5,369	6,517	-	10,306	-
1.30%	-	-	-	-	-	-	-	66
1.35%	2,997	5	1,267	23,029	19,923	1,214	38,457	-
1.40%	-	3	501	6,374	6,105	557	10,391	-
1.45%	211	-	-	14	1,636	-	1,501	-
1.50%	-	-	-	-	-	-	-	-
1.55%	2,122	33	252	4,818	12,030	367	7,761	-
1.60%	781	11	1,552	5,678	14,606	439	6,300	-
1.65%	16,603	-	408	1,249	5,452	-	2,499	-
1.80%	6,947	-	683	1,059	5,775	-	2,290	-
1.85%	3,243	-	-	27	432	-	-	-
1.90%	199	-	302	4,708	4,498	-	2,936	-
1.95%	32	-	-	1,633	9,016	-	732	-
2.00%	-	-	-	-	178	-	-	-
2.05%	-	-	-	-	3,940	-	-	-
2.10%	102	-	-	530	3,800	-	1,493	-
2.15%	94	-	21	20	1,876	-	54	-
2.20%	76	-	-	23	1	-	-	-
2.25%	-	-	-	-	998	-	-	-
2.30%	-	-	-	-	8	-	-	-
2.35%	43	-	-	-	7,803	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	35	-	-	231	1,491	-	1,617	-
2.50%	-	-	-	-	3,380	-	33	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$46,089	$63	$10,591	$66,638	$120,273	$4,870	$104,426	$66

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2	FTVMD2	FTVFA2

0.45%	$1,721	$-	$1,059	$1,707	$1,324	$161	$381	$630
0.65%	183	-	309	24	226	-	-	196
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	151	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	87	-	169	-	-	-	226
1.00%	-	196	27	65	179	-	3	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,961	23,903	13,891	15,182	6,375	887	6,353	18,242
1.20%	-	-	-	-	-	9	-	-
1.25%	1,017	-	3,730	9,707	2,740	321	994	6,956
1.30%	-	-	-	-	-	-	-	-
1.35%	882	52,565	31,358	27,647	7,605	2,994	815	6,995
1.40%	412	17,086	10,120	6,611	302	523	243	5,374
1.45%	465	-	146	1,008	456	33	25	632
1.50%	-	-	-	-	-	-	-	-
1.55%	476	12,309	8,319	14,547	1,583	1,295	1,326	7,174
1.60%	703	2,609	14,272	10,097	4,817	739	423	2,318
1.65%	3,474	-	8,834	3,414	4,870	1,513	514	3,096
1.80%	1,446	-	5,962	9,755	776	624	1,030	6,498
1.85%	93	-	154	67	-	54	92	102
1.90%	790	-	2,169	7,614	3,697	683	654	467
1.95%	233	-	4,116	3,646	2,877	575	187	912
2.00%	-	-	271	12	78	13	8	315
2.05%	-	-	-	-	-	697	-	-
2.10%	380	-	2,583	2,874	365	42	263	-
2.15%	1,061	-	87	1,632	82	46	14	677
2.20%	-	-	170	2	-	-	17	205
2.25%	-	-	-	-	-	171	-	-
2.30%	2,905	-	-	12	-	-	-	-
2.35%	-	-	248	-	-	1,377	-	-
2.40%	-	-	-	-	-	354	-	-
2.45%	298	-	2,817	2,097	958	43	81	227
2.50%	-	-	-	-	16	600	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$19,500	$108,755	$110,642	$118,040	$39,326	$13,754	$13,423	$61,242

	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD	PMVTRD	PMVRSD

0.45%	$-	$2,986	$129	$2,072	$1,681	$1,916	$2,565	$499
0.65%	-	117	774	229	1,292	1,530	1,065	82
0.70%	-	-	-	-	-	-	-	86
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	25	14	7	20
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	31	-	-	-	-
1.00%	-	-	-	-	45	-	-	-
1.05%	-	-	-	-	32	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	7,262	1,142	12,924	2,742	22,995	30,785	1,311
1.20%	-	-	2	-	-	-	-	-
1.25%	-	15,779	98	7,446	2,141	8,739	15,188	4,494
1.30%	26,317	-	-	-	-	-	-	-
1.35%	-	13,531	590	23,064	5,204	32,595	81,082	2,859
1.40%	-	2,742	194	1,643	1,052	5,171	6,049	2,221
1.45%	-	89	-	4,297	503	221	1,934	2,125
1.50%	-	-	-	-	-	-	-	16
1.55%	-	10,161	422	18,832	4,075	37,777	36,621	2,223
1.60%	-	6,240	300	5,674	2,533	12,436	49,107	4,394
1.65%	-	19,813	166	54,559	752	15,496	48,177	3,371
1.80%	-	2,298	1,480	10,760	861	4,186	12,372	2,514
1.85%	-	-	56	837	600	450	928	56
1.90%	-	3,463	-	14,115	1,644	26,765	85,744	2,397
1.95%	-	-	17	11,023	416	8,060	10,160	501
2.00%	-	-	-	9,131	526	240	2,807	433
2.05%	-	-	-	-	-	7,915	-	-
2.10%	-	414	111	2,754	2,525	1,782	8,765	867
2.15%	-	5	22	587	112	3,165	2,676	-
2.20%	-	-	-	7,515	30	-	293	-
2.25%	-	-	-	-	-	2,010	-	-
2.30%	-	-	-	-	-	1,915	860	-
2.35%	-	-	-	178	34	15,591	233	22
2.40%	-	-	-	-	-	1,941	-	808
2.45%	-	-	-	383	424	2,165	3,338	-
2.50%	-	-	-	-	31	6,541	2,119	15
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,317	$84,900	$5,503	$188,054	$29,280	$221,616	$402,875	$31,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN	PROAHY	PROA30

0.45%	$4,798	$1,806	$17,853	$74	$-	$8	$24,836	$223
0.65%	946	121	414	-	-	10	4,227	41
0.70%	65	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	51	43	65	-	-	-	181	-
0.90%	-	-	-	-	-	-	-	-
0.95%	193	207	308	52	124	-	-	-
1.00%	63	8	180	-	-	-	243	-
1.05%	38	6	1	-	-	-	95	-
1.10%	-	-	-	-	-	-	-	-
1.15%	26,496	5,004	73,272	3,294	1,405	1,034	62,470	2,349
1.20%	-	-	-	-	-	123	-	-
1.25%	4,814	6,522	54,892	2,030	8,345	1,511	83,237	1,914
1.30%	-	-	-	-	-	-	-	-
1.35%	12,770	11,553	146,717	4,908	4,013	839	134,541	4,294
1.40%	2,809	3,856	13,470	1,833	866	55	4,395	67
1.45%	503	1,412	1,431	128	-	592	21,004	114
1.50%	-	-	-	-	-	-	-	-
1.55%	6,837	6,945	44,640	1,815	2,648	1,836	85,084	1,550
1.60%	14,516	9,502	44,568	898	660	535	64,252	3,674
1.65%	12,356	10,858	116,069	-	1,191	827	128,010	686
1.80%	1,372	1,546	13,855	286	1,434	180	27,042	929
1.85%	1,471	148	772	134	-	133	5,039	1,400
1.90%	8,770	6,058	13,307	595	101	2,706	50,290	2,321
1.95%	3,493	4,067	11,240	37	-	495	53,571	545
2.00%	940	152	238	-	1,158	252	8,313	108
2.05%	-	-	-	-	-	-	-	-
2.10%	5,739	547	5,415	1,075	97	1,324	11,318	426
2.15%	343	202	5,650	-	-	4,528	5,136	321
2.20%	-	13	-	-	-	-	4,498	1
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	65	-	-	19	19
2.35%	16	-	-	-	-	-	463	34
2.40%	49	-	-	-	-	-	-	-
2.45%	845	850	1,776	-	66	28	1,393	9
2.50%	15	133	57	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$110,308	$71,559	$566,190	$17,224	$22,108	$17,016	$779,657	$21,025

	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG	PROCS	PROEM

0.45%	$93	$41	$1,424	$750	$5,947	$269	$50	$871
0.65%	32	1	1,204	7	76	7	1	153
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	58	-	56	324	12
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	1	1	63	3	-	6
1.05%	-	-	-	-	-	-	-	2
1.10%	-	-	-	-	-	-	-	-
1.15%	1,561	437	3,158	3,561	9,089	1,139	1,603	3,149
1.20%	-	-	-	-	-	-	-	-
1.25%	1,400	2,929	879	6,659	10,796	2,302	4,938	2,870
1.30%	-	-	-	-	-	-	-	-
1.35%	8,035	6,185	1,667	12,858	11,491	1,821	4,414	8,035
1.40%	503	24	14	1,451	1,270	201	256	478
1.45%	505	32	2,945	1,570	539	1,119	1,414	935
1.50%	-	-	-	-	-	-	-	-
1.55%	1,665	1,218	2,401	7,678	3,997	2,093	2,775	3,995
1.60%	4,705	3,024	6,277	6,869	32,050	5,917	5,755	21,201
1.65%	4,608	1,610	10,089	7,917	20,291	2,863	6,512	2,784
1.80%	1,303	1,767	1,696	3,595	13,038	2,989	2,872	4,304
1.85%	418	179	712	247	2,332	150	195	703
1.90%	1,508	7,200	2,710	2,517	10,999	990	1,286	4,591
1.95%	509	118	2,864	5,000	2,154	36	561	454
2.00%	574	-	133	372	1,890	37	80	197
2.05%	-	-	-	-	-	-	-	-
2.10%	805	343	331	1,808	4,882	110	1,784	571
2.15%	1,869	3,437	767	9,313	2,522	425	619	152
2.20%	-	52	72	21	269	1	-	4
2.25%	-	-	67	-	188	-	-	-
2.30%	-	-	165	14	715	-	-	56
2.35%	23	-	129	-	871	-	-	-
2.40%	-	-	27	-	77	53	54	-
2.45%	-	-	313	2	4,319	31	-	191
2.50%	-	-	-	-	2,014	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$30,116	$28,597	$40,045	$72,268	$141,879	$22,612	$35,493	$55,714

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET	PROJP	PRON

0.45%	$611	$24	$90	$487	$370	$127	$448	$2,523
0.65%	158	3	13	13	100	-	179	81
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	9	-	-	-	-	-	3	1
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	7	-	3	-	-	-	3	2
1.05%	3	-	-	-	-	-	1	1
1.10%	-	-	-	-	-	-	-	-
1.15%	923	881	3,247	3,688	5,688	765	724	4,627
1.20%	-	3	-	-	-	2	-	4
1.25%	466	904	4,757	3,222	2,802	2,487	1,651	5,092
1.30%	-	-	-	-	-	-	-	-
1.35%	3,363	2,989	9,253	3,790	9,092	1,339	10,407	7,670
1.40%	147	74	1,115	1,153	730	841	425	614
1.45%	56	422	768	261	314	171	2,898	1,070
1.50%	-	-	-	-	-	-	-	-
1.55%	1,859	2,222	6,626	1,950	3,745	5,512	3,775	4,421
1.60%	3,829	3,879	9,385	8,799	4,128	3,695	22,923	7,626
1.65%	1,592	2,453	7,434	6,383	6,711	3,097	6,563	4,429
1.80%	4,422	1,570	6,276	4,815	1,731	975	6,588	9,314
1.85%	569	211	427	375	540	589	722	1,801
1.90%	5,703	3,894	1,910	9,540	8,579	3,297	4,301	4,872
1.95%	523	1,110	307	670	814	500	889	1,681
2.00%	226	65	201	307	784	160	554	466
2.05%	-	-	-	-	-	-	-	-
2.10%	121	1,336	827	352	975	259	1,948	1,521
2.15%	1,953	443	3,035	250	1,840	472	475	573
2.20%	-	3	6	7	-	138	309	184
2.25%	-	-	-	-	-	-	-	151
2.30%	68	-	-	1,140	-	77	16	429
2.35%	123	4	-	74	9	17	62	908
2.40%	-	-	-	-	-	-	-	58
2.45%	2	368	-	206	1,323	117	-	1,433
2.50%	-	-	1,390	-	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$26,733	$22,858	$57,070	$47,482	$50,275	$24,637	$65,864	$61,552

	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN	PROSEM	PROSIN

0.45%	$217	$605	$126	$754	$1,879	$19	$130	$72
0.65%	957	15	1,094	7	226	8	25	9
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	16	-	2	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	40	-	-	-
1.05%	-	-	-	-	27	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,386	1,966	1,081	1,522	1,358	469	1,387	32
1.20%	-	-	-	-	-	-	-	-
1.25%	6,085	1,752	2,447	3,039	1,783	300	229	313
1.30%	-	-	-	-	-	-	-	-
1.35%	15,648	3,310	3,529	9,846	6,099	1,010	1,365	343
1.40%	404	61	607	328	1,335	30	23	26
1.45%	435	561	786	326	231	1	31	978
1.50%	-	-	-	-	-	-	-	-
1.55%	4,072	4,825	10,945	4,383	1,307	804	535	603
1.60%	980	1,191	1,452	8,381	2,717	153	2,212	3,657
1.65%	1,487	1,839	7,072	2,928	1,173	439	519	283
1.80%	937	788	2,028	468	4,621	13	185	1,600
1.85%	27	67	147	88	353	117	226	166
1.90%	13,722	883	1,323	9,529	544	16	267	3,436
1.95%	64	297	1,175	1,315	988	11	24	949
2.00%	41	133	312	178	585	-	175	167
2.05%	-	-	-	-	-	-	-	-
2.10%	1,430	1,312	1,792	490	2,968	-	2,009	822
2.15%	4,719	7,071	2,411	2,225	1,651	7	868	3,503
2.20%	4	1	1	5	436	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.30%	218	4	72	8	-	-	64	109
2.35%	26	-	-	8	245	-	6	22
2.40%	-	-	-	-	-	-	-	-
2.45%	179	289	65	107	1,834	-	-	-
2.50%	8	-	7	621	-	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$54,046	$26,970	$38,472	$46,556	$32,416	$3,397	$10,282	$17,090

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL	RVMFU	RSRF

0.45%	$335	$156	$6	$1,053	$1,384	$293	$145	$168
0.65%	12	4	-	69	24	9	16	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	258	-	1	-	105	48	83
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	26	34
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	72	138
1.15%	3,629	866	487	3,324	2,742	1,948	4,989	16,908
1.20%	-	-	-	-	260	-	-	-
1.25%	1,001	2,155	1,505	5,431	1,810	3,028	2,247	2,964
1.30%	-	-	-	-	-	-	-	-
1.35%	329	3,203	1,504	8,372	3,463	2,501	9,067	36,973
1.40%	6	73	383	407	27	205	1,129	5,796
1.45%	74	488	337	572	268	592	377	2,254
1.50%	-	-	-	-	-	-	9	-
1.55%	372	1,213	1,287	3,145	1,670	3,112	8,896	23,902
1.60%	988	3,215	1,790	4,677	1,882	2,427	9,146	2,603
1.65%	305	6,176	1,645	2,679	1,889	2,160	1,099	1,198
1.80%	1,368	6,336	320	12,052	2,184	1,986	911	360
1.85%	239	201	12	11	1,750	107	558	86
1.90%	761	2,183	70	13,489	2,777	667	5,371	929
1.95%	100	268	121	2,989	1,079	731	1,017	417
2.00%	17	6	-	2,091	812	66	151	447
2.05%	-	-	-	-	-	1,375	-	-
2.10%	408	45	472	8,123	1,096	778	1,493	1,187
2.15%	3,178	4,866	283	3,210	4,426	3,739	15	77
2.20%	24	-	-	110	137	2	41	323
2.25%	22	-	-	-	104	346	-	-
2.30%	96	849	-	-	251	57	563	179
2.35%	26	-	-	61	298	2,677	51	31
2.40%	9	-	-	-	39	-	-	441
2.45%	105	-	182	51	602	81	-	68
2.50%	-	-	-	-	-	1,124	-	-
2.55%	-	-	-	-	-	-	35	148
2.85%	-	-	-	-	-	-	-	-

	$13,404	$32,561	$10,404	$71,917	$30,974	$30,116	$47,472	$97,714

	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR	RVCMD	RCPF

0.45%	$58	$56	$79	$61	$479	$54	$53	$1,470
0.65%	-	4	8	-	29	-	24	6
0.70%	-	-	158	-	-	-	22	184
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	15	-	59	-	-	63
0.95%	-	-	-	-	-	-	-	126
1.00%	3	-	-	-	1	-	33	8
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	47,918	5,937	18,471	22,283	16,676	38,032	12,226	23,094
1.20%	-	11	-	-	36	-	25	4
1.25%	4,931	789	3,326	3,840	8,040	5,253	5,471	7,375
1.30%	-	-	-	-	-	-	-	-
1.35%	30,913	8,764	23,476	17,049	37,127	18,235	14,393	28,520
1.40%	2,093	3,203	9,370	923	12,542	3,189	2,085	13,622
1.45%	-	579	188	-	2,553	1,561	631	767
1.50%	-	-	11	-	-	-	-	-
1.55%	13,040	1,449	4,520	8,259	10,466	36,235	5,289	11,319
1.60%	8,802	4,069	5,951	7,085	7,110	15,780	3,628	7,468
1.65%	7,254	3,014	3,602	7,707	2,936	13,855	3,197	5,533
1.80%	3,425	621	1,554	1,445	4,072	4,055	1,404	4,605
1.85%	-	158	148	-	1,052	1,575	256	436
1.90%	8,874	4,711	2,495	7,209	8,600	22,646	1,690	5,228
1.95%	7,884	694	916	4,162	588	13,684	276	312
2.00%	8,368	243	185	6,720	661	5,348	197	47
2.05%	-	-	-	-	-	-	-	-
2.10%	1,943	801	1,219	1,125	5,065	4,685	1,022	1,335
2.15%	9,239	557	605	3,330	5,034	3,127	258	804
2.20%	686	3	264	475	899	6,879	14	294
2.25%	-	-	-	-	-	-	-	-
2.30%	2,240	52	15	288	49	4,243	2	588
2.35%	9	15	-	-	13	127	115	14
2.40%	977	47	18	537	158	102	48	67
2.45%	11,132	385	251	2,813	482	645	309	468
2.50%	8,668	49	41	7,520	872	18,161	7	826
2.55%	-	-	-	-	-	-	16	-
2.85%	-	-	-	-	-	-	-	-

	$178,457	$36,211	$76,886	$102,831	$125,599	$217,471	$52,691	$114,583

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RVLDD	RELF	RENF	RESF	RLCE	RFSF	RUGB	RHCF

0.45%	$173	$18	$211	$63	$585	$208	$21,727	$1,792
0.65%	11	4	49	104	128	29	2,393	107
0.70%	-	90	212	-	-	104	49	98
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	55	-	11	1	302	83
0.90%	-	32	19	-	-	-	-	46
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	8	-	148	-
1.05%	-	-	-	-	3	-	95	-
1.10%	-	-	-	-	-	-	35	-
1.15%	28,606	6,870	21,313	24,344	10,241	12,358	32,266	20,273
1.20%	-	-	-	4	7	137	-	4
1.25%	56,657	591	10,251	9,463	460	4,524	21,163	10,554
1.30%	-	-	-	-	-	-	-	-
1.35%	20,647	8,904	31,797	23,016	10,559	21,497	35,494	35,937
1.40%	2,860	5,547	12,662	6,754	2,818	8,297	4,494	17,367
1.45%	231	-	609	1,730	12	706	2,009	2,207
1.50%	-	-	12	-	-	-	-	-
1.55%	7,603	1,375	4,594	6,997	2,755	3,946	17,174	10,482
1.60%	2,510	854	7,403	4,131	28,210	12,820	20,705	20,597
1.65%	4,200	699	7,474	4,792	403	1,824	35,268	2,716
1.80%	6,056	383	6,399	5,390	298	3,079	10,445	6,092
1.85%	472	199	375	508	404	473	1,059	970
1.90%	2,791	1,274	7,729	2,504	595	6,918	13,747	13,434
1.95%	1,941	132	5,360	1,009	279	322	10,305	1,361
2.00%	715	-	366	75	169	743	5,857	1,025
2.05%	-	-	-	-	-	-	-	-
2.10%	2,280	498	1,176	2,626	128	1,063	5,323	3,847
2.15%	782	-	532	1,171	49	732	1,173	2,067
2.20%	791	192	203	47	10	658	603	206
2.25%	-	-	-	-	-	-	-	-
2.30%	53	-	342	324	-	52	88	35
2.35%	-	-	-	20	-	36	16	112
2.40%	242	-	60	-	-	47	56	89
2.45%	168	56	360	186	-	390	144	1,904
2.50%	197	13	22	8	-	175	300	77
2.55%	-	-	-	-	-	-	108	-
2.85%	-	-	-	-	-	-	-	-

	$139,986	$27,731	$119,585	$95,266	$58,132	$81,139	$242,546	$153,482

	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC	RUF	RLCJ

0.45%	$123	$72	$7,598	$75	$125	$527	$140	$234
0.65%	16	4	1,077	11	5	20	76	51
0.70%	136	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	49	-	-	1	21	3
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	69	-	2	-	1	1
1.05%	-	-	42	-	-	-	-	1
1.10%	-	-	-	-	-	-	-	-
1.15%	12,249	5,659	14,414	758	4,001	2,012	9,250	7,349
1.20%	26	-	-	-	-	9	6	-
1.25%	1,971	2,884	4,990	210	1,629	1,501	3,545	892
1.30%	-	-	-	-	-	-	-	-
1.35%	20,894	8,513	8,046	1,065	8,864	7,329	20,326	10,472
1.40%	13,644	6,983	2,404	47	202	764	1,507	2,229
1.45%	331	671	1,286	546	-	512	1,138	431
1.50%	-	-	-	-	-	-	-	-
1.55%	5,673	3,642	5,680	3,293	3,086	6,334	10,659	3,963
1.60%	3,973	2,819	9,531	573	112	897	2,250	1,800
1.65%	1,110	1,704	14,210	163	395	1,468	1,668	852
1.80%	1,587	3,765	6,720	37	919	1,285	1,500	2,934
1.85%	286	371	709	-	2	346	1,454	184
1.90%	4,891	3,870	5,305	2,770	5	335	2,932	142
1.95%	515	943	6,304	894	125	603	1,385	227
2.00%	110	104	1,902	149	77	61	124	1,405
2.05%	-	-	-	-	-	-	-	-
2.10%	61	3,892	2,117	3	104	242	219	4,023
2.15%	234	5,085	856	3,568	641	1,073	4,012	461
2.20%	314	168	1,618	-	-	-	-	2
2.25%	-	-	-	-	-	-	-	-
2.30%	75	84	163	40	5	100	105	37
2.35%	52	94	97	-	-	-	49	-
2.40%	-	-	-	-	-	-	124	-
2.45%	298	104	569	-	-	-	-	-
2.50%	554	36	149	-	-	33	23	16
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$69,123	$51,467	$95,905	$14,202	$20,299	$25,452	$62,514	$37,709

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RLF	RMED	RVARS	RVF	ROF	RNF	RPMF	RREF

0.45%	$59	$507	$527	$21,118	$8,823	$5,603	$1,287	$406
0.65%	17	1,066	258	2,886	752	1,282	60	152
0.70%	219	-	-	-	-	175	154	174
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	96	149	355	15	-	6
0.90%	20	-	-	-	-	-	20	20
0.95%	100	-	-	-	-	-	31	126
1.00%	10	6	41	149	862	-	17	78
1.05%	-	-	-	101	25	-	-	-
1.10%	-	-	278	-	411	479	-	62
1.15%	16,685	16,347	21,312	26,776	22,434	46,484	34,931	29,293
1.20%	11	-	-	31	-	-	48	-
1.25%	1,479	5,155	7,375	14,494	9,971	3,619	9,730	4,643
1.30%	-	-	-	-	-	-	-	-
1.35%	24,248	16,588	23,684	17,850	29,236	50,639	54,738	35,097
1.40%	14,162	3,639	1,683	2,943	3,602	9,643	22,288	10,413
1.45%	258	225	1,331	730	390	6	1,352	1,261
1.50%	16	-	36	-	-	-	-	-
1.55%	7,300	5,883	18,088	15,852	12,590	5,634	13,633	11,067
1.60%	4,223	4,390	5,738	10,490	9,861	6,883	11,412	25,406
1.65%	1,929	3,746	3,559	9,624	9,256	6,939	14,507	8,580
1.80%	698	5,387	2,286	3,589	8,641	3,860	5,587	1,182
1.85%	297	291	188	3,194	1,004	2,910	381	492
1.90%	1,037	2,798	3,502	5,147	5,669	8,444	5,791	5,537
1.95%	165	1,312	4,085	2,032	1,265	1,529	4,662	3,235
2.00%	45	1,244	2,841	1,610	1,682	1,329	1,425	553
2.05%	-	-	-	-	-	-	-	-
2.10%	583	2,424	719	5,930	1,881	2,411	3,827	2,510
2.15%	100	1,045	1,677	542	1,272	1,618	1,174	5,789
2.20%	378	1,265	520	757	310	1,026	109	427
2.25%	-	-	-	-	-	369	-	-
2.30%	638	-	304	-	3	959	158	1,436
2.35%	-	132	289	-	38	495	81	235
2.40%	23	-	-	-	-	237	56	-
2.45%	399	706	217	162	144	2,101	261	1,105
2.50%	951	277	-	31	86	212	523	803
2.55%	-	-	138	-	265	288	-	-
2.85%	-	-	-	-	-	-	-	-

	$76,050	$74,433	$100,772	$146,187	$130,828	$165,189	$188,243	$150,088

	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG	RVMCV	RVSCG

0.45%	$16	$1,019	$644	$4,488	$2,888	$3,300	$2,994	$5,128
0.65%	13	1,551	105	473	498	489	607	990
0.70%	142	-	-	61	58	62	54	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	1	29	8	25	95	50	127
0.90%	-	-	-	19	19	20	18	-
0.95%	-	-	-	95	91	101	85	50
1.00%	-	-	-	17	29	47	53	58
1.05%	-	-	-	-	6	12	17	25
1.10%	-	299	-	-	-	-	-	-
1.15%	11,905	19,003	27,079	34,549	29,015	36,570	17,012	19,794
1.20%	5	-	-	-	-	4	-	-
1.25%	1,007	5,201	71,529	12,553	17,341	12,723	6,813	10,615
1.30%	-	-	-	-	-	-	-	-
1.35%	17,162	19,805	25,212	139,718	56,511	79,801	30,994	93,489
1.40%	10,185	2,345	3,532	15,200	6,337	13,395	4,063	7,017
1.45%	10	592	1,060	2,866	1,696	1,348	384	1,039
1.50%	-	-	-	-	-	23	-	-
1.55%	6,303	8,959	10,235	19,462	26,342	35,713	30,076	14,905
1.60%	1,715	4,993	10,327	59,302	122,954	60,760	57,461	45,346
1.65%	576	6,175	2,416	37,578	36,450	18,418	20,252	9,410
1.80%	443	10,022	5,876	7,007	18,883	12,316	11,444	6,554
1.85%	-	211	22	957	2,317	628	335	665
1.90%	685	2,962	1,773	95,209	48,398	95,182	40,471	69,464
1.95%	135	1,666	1,014	5,323	9,103	2,710	2,336	3,402
2.00%	1	1,117	901	975	2,804	580	403	805
2.05%	-	-	-	-	1,366	-	-	-
2.10%	17	3,756	2,792	3,854	6,224	3,072	2,113	3,680
2.15%	168	1,034	1,086	2,000	3,972	992	281	567
2.20%	283	658	259	104	321	138	125	12
2.25%	-	-	-	-	345	-	-	-
2.30%	-	35	-	6,326	1,346	9,144	1,301	10,429
2.35%	-	405	156	26	3,316	150	-	69
2.40%	-	227	-	-	185	-	-	-
2.45%	125	266	445	1,880	1,170	1,848	412	788
2.50%	45	138	82	830	1,173	939	12	22
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$50,941	$92,440	$166,574	$450,880	$401,183	$390,580	$230,166	$304,450

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL	RVWDL	GVFRB

0.45%	$3,005	$34	$463	$2	$405	$552	$117	$203
0.65%	595	51	84	5	10	26	27	922
0.70%	-	21	106	-	150	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	50	-	-	-	-	82	1	-
0.90%	-	7	38	31	55	59	-	-
0.95%	-	32	-	-	82	-	-	-
1.00%	44	1	-	-	8	-	-	-
1.05%	17	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	17,377	2,248	11,879	2,887	18,002	15,869	1,490	3,381
1.20%	-	-	2	-	38	-	54	-
1.25%	10,206	278	4,365	2,580	2,678	4,389	1,552	982
1.30%	-	-	-	-	-	-	-	-
1.35%	25,724	4,157	20,956	5,124	31,066	20,068	1,636	6,773
1.40%	3,837	814	8,742	1,584	13,088	7,950	273	587
1.45%	774	299	1,694	424	389	367	183	109
1.50%	-	-	12	-	-	-	-	-
1.55%	14,876	2,009	4,960	825	6,528	4,148	566	4,747
1.60%	14,641	1,907	3,711	792	11,968	5,037	465	6,212
1.65%	11,554	461	1,571	214	4,996	2,799	118	2,977
1.80%	11,792	458	1,932	397	4,268	1,177	31	601
1.85%	391	82	77	-	649	225	92	-
1.90%	30,984	452	4,482	185	5,755	3,711	359	2,474
1.95%	6,281	287	202	9	801	4,575	47	386
2.00%	492	1,600	458	57	618	251	100	994
2.05%	-	-	-	-	-	-	-	-
2.10%	3,175	1,163	1,335	237	1,486	2,679	12	258
2.15%	285	64	1,021	-	629	1,140	290	48
2.20%	146	-	208	-	286	45	-	1,156
2.25%	-	-	-	-	-	-	-	-
2.30%	1,268	199	-	-	526	87	141	-
2.35%	14	-	-	-	141	16	-	22
2.40%	-	-	-	-	-	19	-	-
2.45%	629	-	870	-	399	204	-	51
2.50%	2	63	15	-	836	595	26	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$158,159	$16,687	$69,183	$15,353	$105,857	$76,070	$7,580	$32,883

	GSBLMO	VWHA	VWAR	WRASP	RVAAS	RVACS	RVAMS	RVDFA

0.45%	$-	$112	$-	$2,480	$34	$231	$35	$65
0.65%	-	-	-	158	-	1,019	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	69	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	152	-	-	-	-
1.00%	-	-	-	3	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	6,095	155	40,286	511	4,101	5,881	15,043
1.20%	-	-	-	13	-	-	-	-
1.25%	-	2,740	18,528	27,038	293	9,280	4,280	2,779
1.30%	-	-	-	-	-	-	-	-
1.35%	22	4,099	1,245	75,697	912	2,755	14,131	27,309
1.40%	-	1,650	92	26,101	215	1,710	3,241	7,853
1.45%	-	381	2,523	1,340	-	71	42	344
1.50%	-	-	-	-	-	-	-	-
1.55%	-	3,271	2,184	42,582	786	974	3,521	22,853
1.60%	1	3,310	515	31,406	846	1,148	4,681	6,670
1.65%	-	3,347	973	26,430	419	86	686	4,138
1.80%	-	1,515	2,279	12,887	-	658	774	842
1.85%	-	52	18	2,363	14	-	-	14
1.90%	-	3,152	1,669	22,238	2,224	-	530	1,355
1.95%	-	7,302	201	8,480	843	779	81	11,986
2.00%	-	175	4	321	107	-	-	942
2.05%	-	1,068	-	-	-	-	-	-
2.10%	5	1,834	-	6,282	-	646	-	556
2.15%	-	22	1,547	2,710	-	188	-	239
2.20%	-	21	108	342	363	-	-	-
2.25%	-	249	-	-	-	153	-	156
2.30%	-	-	-	13	1,947	-	1,877	4,151
2.35%	-	2,094	-	147	-	-	-	-
2.40%	-	670	-	-	-	-	-	-
2.45%	-	478	-	1,327	91	-	-	-
2.50%	-	975	-	180	-	-	-	1,439
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

	$28	$44,612	$32,041	$331,045	$9,605	$23,799	$39,760	$108,734

	RVDSR

0.45%	$290
0.65%	-
0.70%	-
0.80%	-
0.85%	-
0.90%	-
0.95%	-
1.00%	-
1.05%	-
1.10%	-
1.15%	21,606
1.20%	-
1.25%	3,915
1.30%	-
1.35%	44,699
1.40%	15,271
1.45%	1,545
1.50%	-
1.55%	9,703
1.60%	17,158
1.65%	3,224
1.80%	2,175
1.85%	4,120
1.90%	879
1.95%	2,056
2.00%	1,814
2.05%	-
2.10%	178
2.15%	1,223
2.20%	302
2.25%	-
2.30%	2,540
2.35%	-
2.40%	766
2.45%	-
2.50%	16
2.55%	-
2.85%	-

	$133,480

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $12,682,538 and $3,988,848, respectively, and total transfers from the Account to the fixed account were $12,657,583 and $3,966,306, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $997,086 and $1,254,693 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $524,725 and $311,456 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $2,818,823 and $2,754,142 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2013 and 2012, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,358,678,343	$0	$0	$1,358,678,343

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases of Investments	Sales of Investments
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	$157,974	$747
Global Small Capitalization Fund - Class 4 (AMVGS4)	2,095,973	1,062,650
Global Allocation V.I. Fund - Class III (MLVGA3)	10,421,564	5,866,724
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	741,420	720,992
Dynamic VP HY Bond Fund (DXVHY)	33,454,531	66,150,643
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)	140,081	39,725
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	2,494,212	968,646
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,336,981	614,074
The Merger Fund VL (MGRFV)	9,868	2,173
Emerging Markets Debt Portfolio - Class II (MSEMB)	1,615,516	1,388,828
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	3,416,712	2,681,253
Global Real Estate Portfolio - Class II (VKVGR2)	2,142,095	934,168
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	16,278,358	5,017,784
Federated NVIT High Income Bond Fund - Class III (HIBF3)	315,905	2,006,659
NVIT Emerging Markets Fund - Class III (GEM3)	6,936,502	5,506,131

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	11,022,065	6,976,152
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	6,315,399	1,260,516
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	5,443,002	1,051,800
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	5,186,060	7,665,606
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	35,090,997	15,112,873
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	25,030,434	11,938,996
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	7,500,206	4,026,585
NVIT Core Plus Bond Fund - Class II (NVLCP2)	5,338,294	8,920,858
NVIT Nationwide Fund - Class III (TRF3)	1,046,646	596,711
NVIT Government Bond Fund - Class III (GBF3)	4,202,774	12,434,051
American Century NVIT Growth Fund -Class II (CAF2)	167,183	85,162
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)	2,357,361	1,424,993
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)	401,375	167,754
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)	951,416	397,988
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)	4,653,778	10,449,048
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)	3,945,474	10,424,351
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)	1,351,425	1,542,448
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)	1,756,374	7,912,995
NVIT Money Market Fund - Class I (SAM)	3,138	16,893
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	2,747,731	1,740,911
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)	2,109,623	825,510
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	1,429,305	591,113
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	2,043,362	790,538
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	19,304	113,739
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	11,226,006	10,999,584
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	17,020,367	14,310,908
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)	1,265,392	370,201
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)	2,420,491	1,253,148
NVIT Multi-Manager Small Company Fund - Class III (SCF3)	723,322	1,042,230
NVIT Multi-Sector Bond Fund - Class I (MSBF)	831,748	373,461
NVIT Short Term Bond Fund - Class II (NVSTB2)	8,331,940	8,136,836
NVIT Real Estate Fund - Class II (NVRE2)	285,934	126,993
NVIT Money Market Fund - Class II (NVMM2)	1,179,439,805	1,227,595,639
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	3,100,713	538,976
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	778,923	29,663
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	11,836	5,776
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	4,857	6
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	12,015	15
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,760,225	577,058
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	13,731,298	26,323,902
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	11,999,331	1,321,427
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)	286,610	11,053
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	931,268	2,591,126
VP Income & Growth Fund - Class III (ACVIG3)	2,715,562	2,499,398
American Century VP Inflation Protection Fund - Class II (ACVIP2)	4,776,421	6,686,212
VP Ultra(R) Fund - Class III (ACVU3)	60,968	99,619
VP Value Fund - Class III (ACVV3)	4,384,603	1,962,390
Quality Bond Fund II - Primary Shares (FQB)	214	76
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	969,747	621,665
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)	1,372,155	1,854,658
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	5,879,761	1,300,134
VIP Growth Portfolio - Service Class 2 R (FG2R)	13,396,949	4,051,442
VIP High Income Portfolio - Service Class 2R (FHI2R)	5,828,924	5,109,205
Franklin Income Securities Fund - Class 2 (FTVIS2)	2,679,949	176,740
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	5,748,324	1,553,306
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	11,153,550	8,130,795
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	140,085	365,561
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	16,325,294	1,750,988
Global Securities Fund/VA - Service Class (OVGSS)	3,383,776	2,150,577
All Asset Portfolio - Advisor Class (PMVAAD)	7,599,504	8,059,923
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,322,276	3,520,483
Low Duration Portfolio - Advisor Class (PMVLAD)	16,238,618	16,174,851
Total Return Portfolio - Advisor Class (PMVTRD)	27,054,298	38,352,855
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	2,101,494	2,233,427
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	6,627,017	15,796,075
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	3,109,092	2,470,681
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	74,467,833	88,539,235
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	5,408,337	5,551,485
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	202,655	1,696,051
VP UltraShort NASDAQ-100 (PROUSN)	59,482,311	59,202,097
VP Access High Yield Fund (PROAHY)	174,011,408	147,223,188
VP Asia 30 (PROA30)	28,693,975	28,572,790
VP Banks (PROBNK)	12,474,835	12,628,751
VP Basic Materials (PROBM)	8,829,428	8,334,923
VP Bear (PROBR)	57,547,239	56,001,137
VP Biotechnology (PROBIO)	15,136,197	16,456,304
VP Bull (PROBL)	242,510,337	250,456,310
VP Consumer Goods (PROCG)	4,702,905	4,337,174
VP Consumer Services (PROCS)	11,064,969	7,650,676
VP Emerging Markets (PROEM)	27,892,670	29,324,905
VP Europe 30 (PROE30)	12,346,186	10,709,650
VP Financials (PROFIN)	10,040,825	9,151,262
VP Health Care (PROHC)	17,663,698	13,634,969
VP Industrials (PROIND)	13,208,270	9,070,284
VP International (PROINT)	9,440,269	8,307,525
VP Internet (PRONET)	9,223,355	7,008,123

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

VP Japan (PROJP)	31,847,857	30,426,449
VP NASDAQ-100 (PRON)	103,098,077	98,813,332
VP Oil & Gas (PROOG)	7,390,075	7,502,004
VP Pharmaceuticals (PROPHR)	6,865,935	5,047,420
VP Precious Metals (PROPM)	23,557,690	23,104,166
VP Real Estate (PRORE)	11,626,623	12,912,291
VP Rising Rates Opportunity (PRORRO)	37,446,621	36,247,523
VP Semiconductor (PROSCN)	11,528,606	11,449,830
VP Short Emerging Markets (PROSEM)	24,505,812	24,553,767
VP Short International (PROSIN)	10,573,631	10,267,764
VP Short NASDAQ-100 (PROSN)	24,533,348	24,246,326
VP Technology (PROTEC)	10,833,987	9,179,934
VP Telecommunications (PROTEL)	7,597,338	11,140,155
VP U.S. Government Plus (PROGVP)	86,013,526	86,436,921
VP UltraNASDAQ-100 (PROUN)	60,345,706	54,954,123
VP Utilities (PROUTL)	9,973,012	10,479,182
Global Managed Futures Strategy (RVMFU)	1,360,674	1,754,118
Variable Fund - Long Short Equity Fund (RSRF)	1,949,693	2,292,064
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)	4,716,027	3,304,870
Variable Trust - Banking Fund (RBKF)	22,977,004	25,337,896
Variable Trust - Basic Materials Fund (RBMF)	22,143,462	23,800,975
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)	2,721,886	3,899,045
Variable Trust - Biotechnology Fund (RBF)	28,808,277	29,109,639
Variable Fund - CLS AdvisorOne Clermont (RVCLR)	6,257,189	6,059,579
Variable Trust - Commodities Strategy Fund (RVCMD)	5,589,286	6,822,053
Variable Trust - Consumer Products Fund (RCPF)	29,780,568	31,433,706
Variable Trust - Dow 2x Strategy Fund (RVLDD)	59,087,289	55,223,962
Variable Trust - Electronics Fund (RELF)	16,992,550	17,504,319
Variable Trust - Energy Fund (RENF)	23,333,345	25,194,782
Variable Trust - Energy Services Fund (RESF)	27,175,393	26,330,148
Variable Trust - Europe 1.25x Strategy Fund (RLCE)	22,686,240	22,924,323
Variable Trust - Financial Services Fund (RFSF)	19,894,664	20,371,043
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	407,373,699	402,869,149
Variable Trust - Health Care Fund (RHCF)	30,432,850	27,699,002
Variable Trust - Internet Fund (RINF)	17,828,525	14,709,985
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	92,158,992	91,842,417
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)	282,274,984	273,371,907
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)	8,371,281	7,947,662
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)	29,880,783	31,343,522
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)	60,708,907	59,823,139
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)	53,714,075	54,262,702
Variable Trust - Japan 2x Strategy Fund (RLCJ)	25,646,255	25,977,216
Variable Trust - Leisure Fund (RLF)	4,077,318	6,196,005
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)	24,010,770	27,365,480
Variable Fund - Multi-Hedge Strategies (RVARS)	4,398,179	5,441,537
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)	84,463,471	74,706,925
Variable Trust - NASDAQ-100(R) Fund (ROF)	67,835,335	59,634,812
Variable Trust - Nova Fund (RNF)	180,752,121	166,218,161
Variable Trust - Precious Metals Fund (RPMF)	29,602,571	30,107,238
Variable Trust - Real Estate Fund (RREF)	38,852,761	44,133,926
Variable Trust - Retailing Fund (RRF)	25,733,492	24,694,616
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)	65,218,806	66,482,457
Variable Trust - S&P 500 2x Strategy Fund (RTF)	71,054,465	66,814,816
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)	58,821,839	46,147,398
Variable Trust - S&P 500 Pure Value Fund (RVLCV)	89,903,868	67,858,662
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)	95,519,378	81,940,520
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)	105,006,843	94,090,212
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)	64,057,805	52,043,038
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)	29,681,444	24,983,477
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)	10,699,044	13,001,812
Variable Trust - Technology Fund (RTEC)	20,708,436	20,608,701
Variable Trust - Telecommunications Fund (RTEL)	27,436,619	27,474,267
Variable Trust - Transportation Fund (RTRF)	25,789,408	23,092,877
Variable Trust - Utilities Fund (RUTL)	40,593,601	42,595,946
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)	7,072,521	7,212,721
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)	7,985,188	3,593,591
Series M (Macro Opportunities Series) (GSBLMO)	23,643	26
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	2,172,603	632,724
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)	560,178	1,726,546
Variable Insurance Portfolios - Asset Strategy (WRASP)	27,352,096	25,391,849
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)	587,090	1,209,869
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)	386,156	3,355,777
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)	382,883	4,695,443
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)	912,291	12,934,350
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)	919,682	17,099,642

Total	$5,389,222,429	$5,285,270,511

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT- 4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2013	1.25% to 1.55%	15,416	$10.37 to $ 10.37	$159,842	0.00%	3.70% to 3.65%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2013	0.45% to 2.45%	97,190	11.55 to 11.40	1,115,290	0.18%	15.53% to 13.97%	****
Global Allocation V.I. Fund - Class III (MLVGA3)
2013	0.45% to 2.45%	2,020,857	12.78 to 11.86	24,936,791	1.21%	13.90% to 11.61%
2012	0.45% to 2.45%	1,703,212	11.22 to 10.63	18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2013	0.45% to 2.10%	77,903	9.02 to 8.48	678,614	0.00%	-10.67% to -12.16%
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Dynamic VP HY Bond Fund (DXVHY)
2013	0.45% to 2.50%	243,208	10.92 to 10.55	2,603,468	2.21%	3.48% to 1.35%
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2013	1.15% to 1.95%	9,981	10.01 to 10.00	99,864	0.00%	0.09% to -0.02%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2013	0.45% to 2.15%	155,773	9.90 to 9.79	1,534,818	2.03%	-1.01% to -2.14%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2013	0.65% to 2.20%	132,266	11.13 to 10.68	1,439,574	3.25%	7.84% to 6.15%
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
The Merger Fund VL (MGRFV)
2013	1.40% to 1.60%	769	10.05	7,729	0.29%	0.53% to 0.50%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2013	0.45% to 2.50%	136,329	11.06 to 10.46	1,465,404	2.97%	-9.17% to -11.04%
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2013	1.15% to 2.20%	94,227	11.44 to 11.12	1,068,006	0.09%	14.42% to 13.21%
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2013	0.45% to 2.50%	252,548	11.03 to 10.43	2,700,517	3.52%	2.17% to 0.07%
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.45% to 2.45%	1,422,066	13.26 to 12.56	18,317,071	1.62%	22.73% to 20.27%
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.45% to 2.15%	308,078	13.39 to 14.62	4,810,959	5.64%	6.46% to 4.64%
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
2009	1.15% to 2.05%	5,140,397	11.56 to 11.47	59,088,133	9.02%	44.40% to 43.04%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.45% to 2.50%	312,339	10.25 to 9.50	3,129,777	0.96%	0.30% to -1.77%
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2013	0.45% to 1.90%	317,750	15.01 to 14.22	4,598,220	2.24%	28.89% to 27.02%
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2013	0.45% to 2.30%	621,011	13.05 to 12.19	7,851,324	2.42%	14.14% to 12.02%
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2013	0.45% to 2.50%	561,382	13.98 to 12.95	7,534,357	2.22%	20.70% to 18.22%
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2013	0.45% to 2.30%	449,995	$11.68 to $ 10.90	$5,058,961	1.60%	4.46% to 2.52%
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2013	0.45% to 2.50%	1,910,678	13.50 to 12.51	24,832,669	2.68%	17.27% to 14.86%
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2013	0.45% to 2.50%	1,121,366	14.35 to 13.30	15,511,195	2.68%	23.72% to 21.17%
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2013	0.45% to 2.85%	508,881	12.61 to 11.53	6,182,259	2.43%	10.74% to 8.07%
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2013	0.45% to 2.45%	291,655	10.73 to 10.17	3,046,972	1.19%	-2.49% to -4.45%
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Nationwide Fund - Class III (TRF3)
2013	0.45% to 2.30%	113,926	15.59 to 16.83	1,841,734	1.53%	30.53% to 28.11%
2012	0.45% to 2.30%	83,029	11.94 to 13.14	1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
2009	1.15% to 2.00%	27,729	10.20 to 9.54	274,707	1.26%	24.71% to 23.43%
NVIT Government Bond Fund - Class III (GBF3)
2013	0.45% to 2.15%	669,943	10.68 to 11.38	9,075,697	1.44%	-4.53% to -6.16%
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
2009	1.15% to 2.05%	1,651,392	13.25 to 12.38	21,353,505	3.44%	1.51% to 0.62%
American Century NVIT Growth Fund - Class II (CAF2)
2013	0.45% to 1.65%	7,357	11.88 to 11.79	86,833	1.24%	18.82% to 17.86%	****
NVIT Investor Destinations Aggressive Fund - Class VI (GVIDA6)
2013	0.45% to 1.95%	379,377	14.92 to 16.25	6,452,390	1.97%	26.61% to 24.70%
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
2009	1.15% to 2.05%	640,695	11.35 to 10.77	7,094,389	0.99%	25.90% to 24.59%
NVIT Investor Destinations Balanced Fund - Class VI (NVDBL6)
2013	0.45% to 2.00%	106,233	12.93 to 12.21	1,328,607	1.95%	12.92% to 11.17%
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (NVDCA6)
2013	1.00% to 2.50%	96,385	13.56 to 12.82	1,276,664	2.10%	18.20% to 16.41%
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (GVIDC6)
2013	0.45% to 2.30%	768,696	11.50 to 11.87	9,911,437	1.32%	4.23% to 2.30%
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
2009	1.15% to 2.05%	1,024,761	11.59 to 11.02	11,706,640	1.89%	7.99% to 7.00%
NVIT Investor Destinations Moderate Fund - Class VI (GVIDM6)
2013	0.45% to 2.50%	1,230,727	13.38 to 12.32	18,913,039	1.46%	16.03% to 13.64%
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
2009	1.15% to 2.05%	1,781,508	11.58 to 10.99	20,285,257	1.52%	18.00% to 16.86%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (GVDMA6)
2013	0.45% to 1.95%	427,296	$14.25 to $ 15.67	$7,074,831	1.72%	21.82% to 19.98%
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
2009	1.15% to 2.05%	940,058	11.54 to 10.96	10,674,029	1.33%	22.84% to 21.60%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (GVDMC6)
2013	0.45% to 2.50%	671,052	12.52 to 11.92	9,594,807	1.25%	10.10% to 7.83%
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
2009	1.15% to 2.05%	855,329	11.67 to 11.09	9,820,399	1.80%	13.31% to 12.25%
NVIT Money Market Fund - Class I (SAM)
2013	1.30%	7,408	9.53	70,606	0.00%	-1.30%
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2013	0.45% to 2.45%	224,855	13.99 to 12.99	3,097,568	0.87%	20.53% to 18.11%
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class VI (GVDIV6)
2013	0.45% to 2.45%	210,197	12.48 to 11.59	2,564,300	2.33%	20.55% to 18.13%
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2013	0.45% to 2.15%	153,389	16.15 to 15.16	2,403,821	0.68%	33.81% to 31.53%
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2013	0.45% to 2.45%	177,261	15.20 to 14.11	2,590,277	1.44%	34.42% to 31.72%
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	1.15% to 1.60%	13,265	22.81 to 22.32	299,534	0.00%	37.35% to 36.72%
2012	1.15% to 1.60%	18,910	16.60 to 16.33	311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
2009	1.15% to 1.85%	51,431	12.32 to 7.72	606,799	0.00%	23.18% to 22.49%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2013	0.45% to 2.45%	155,713	16.92 to 15.71	2,538,327	0.00%	37.98% to 35.21%
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.45% to 2.45%	314,354	16.50 to 15.32	5,049,077	1.23%	35.07% to 32.36%
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (SCGF3)
2013	0.45% to 2.50%	108,907	18.01 to 12.27	1,728,650	0.00%	43.72% to 40.77%
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
2009	1.15% to 1.85%	28,923	8.43 to 7.97	240,314	0.00%	26.17% to 25.07%
NVIT Multi-Manager Small Cap Value Fund - Class III (SCVF3)
2013	0.45% to 2.45%	132,331	17.07 to 14.54	2,714,433	1.05%	39.74% to 36.94%
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
2009	1.15% to 1.85%	41,827	11.68 to 11.05	480,065	0.60%	24.87% to 23.83%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Company Fund - Class III (SCF3)
2013	0.45% to 2.10%	142,009	$16.81 to $ 25.48	$3,283,214	0.15%	40.32% to 37.99%
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
2009	1.15% to 2.05%	163,471	13.02 to 12.13	2,092,955	0.26%	33.18% to 31.80%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.45% to 1.95%	46,071	9.63 to 9.54	440,814	2.70%	-3.66% to -4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.45% to 2.45%	670,646	10.28 to 9.74	6,714,747	1.29%	-0.35% to -2.35%
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Real Estate Fund - Class II (NVRE2)
2013	1.15% to 1.90%	15,642	9.33 to 9.28	145,645	1.99%	-6.70% to -7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2013	0.45% to 2.55%	15,784,398	9.82 to 9.01	148,787,115	0.00%	-0.45% to -2.55%
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
2009	0.45% to 2.90%	27,007,244	10.00 to 9.98	269,859,905	0.00%	-0.02% to -0.16%	****
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2013	0.45% to 2.15%	239,471	11.64 to 11.45	2,763,519	1.23%	16.42% to 14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2013	0.45% to 2.30%	69,366	11.91 to 11.70	817,539	0.00%	19.10% to 16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2013	1.35%	584	10.35	6,046	1.03%	3.53%	****
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2013	1.35%	472	10.32	4,873	1.54%	3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2013	1.35%	1,163	10.26	11,932	1.56%	2.60%	****
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2013	0.45% to 2.50%	253,002	10.01 to 9.69	2,486,015	0.00%	3.45% to 1.32%
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2013	0.45% to 2.50%	1,343,033	10.69 to 10.35	14,102,480	1.15%	4.13% to 1.99%
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2013	0.45% to 2.10%	1,102,338	9.72 to 9.61	10,653,275	0.00%	-2.79% to -3.87%	****
VIT - Unconstrained Bond Portfolio Advisor Class (PMUBA)
2013	1.15% to 1.60%	27,734	9.93	275,464	0.03%	-0.65% to -0.72%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2013	0.45% to 2.15%	107,843	11.93 to 11.40	1,257,501	2.48%	15.75% to 13.77%
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2013	0.45% to 2.45%	310,052	16.53 to 13.22	5,487,546	2.29%	35.21% to 32.50%
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
2009	1.15% to 2.05%	324,541	10.49 to 9.77	3,334,930	4.67%	16.74% to 15.51%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.45% to 2.50%	642,753	10.42 to 9.86	6,514,580	1.62%	-8.89% to -10.77%
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2013	1.15% to 1.60%	25,186	16.72 to 15.85	414,407	0.53%	35.44% to 34.83%
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
2009	1.15% to 2.05%	91,946	9.56 to 8.90	859,093	0.29%	32.99% to 31.61%
VP Value Fund - Class III (ACVV3)
2013	0.45% to 2.50%	525,812	15.77 to 13.63	10,132,795	1.71%	31.13% to 28.44%
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
2009	1.15% to 2.05%	481,074	12.20 to 11.38	5,721,824	6.05%	18.48% to 17.29%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2013	1.30%	301	$ 17.00	$5,116	4.17%	-0.28%
2012	1.30%	302	17.05	5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2013	0.45% to 2.45%	167,158	11.74 to 11.12	1,912,478	1.54%	14.82% to 12.51%
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2013	0.95% to 1.60%	386,322	22.38 to 21.80	8,675,282	0.85%	29.17% to 28.81%
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
2009	1.15% to 2.05%	908,969	13.93 to 12.99	12,376,454	1.04%	33.90% to 32.49%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2013	0.45% to 2.45%	635,670	15.41 to 12.37	10,469,708	2.96%	27.22% to 24.66%
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
2009	1.15% to 2.05%	489,408	10.42 to 9.70	5,000,669	1.98%	28.45% to 27.06%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2013	0.45% to 2.45%	1,062,979	17.23 to 14.09	17,083,564	0.33%	35.36% to 32.64%
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****
2009	1.15% to 2.05%	445,278	9.02 to 8.39	3,936,869	0.14%	26.51% to 25.09%
VIP High Income Portfolio - Service Class 2R (FHI2R)
2013	0.45% to 2.50%	290,706	11.21 to 10.83	3,211,341	5.89%	5.39% to 3.22%
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2013	0.45% to 2.50%	248,403	10.61 to 10.47	2,616,861	0.71%	6.13% to 4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2013	0.45% to 2.45%	390,390	11.49 to 11.34	4,461,802	0.63%	14.93% to 13.38%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2013	0.45% to 2.45%	444,351	14.53 to 13.49	6,273,995	9.76%	23.21% to 20.74%
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
ClearBridge Variable All Cap Value Portfolio Class I (SBTRP)
2011	1.30%	1,435	23.02	33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%
2009	1.30%	1,436	21.60	31,016	1.40%	27.68%
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2013	1.30%	167,040	12.80	2,138,524	1.60%	30.65%
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
2009	1.30%	250,350	7.61	1,906,211	1.89%	22.88%
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2013	0.45% to 2.15%	1,421,771	10.08 to 9.96	14,237,535	7.51%	0.75% to -0.40%	****
Global Securities Fund/VA - Service Class (OVGSS)
2013	0.45% to 2.15%	120,749	11.50 to 11.36	1,381,183	0.01%	14.95% to 13.64%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2013	0.45% to 2.45%	1,033,371	10.92 to 10.35	10,955,429	4.34%	-0.34% to -2.34%
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2013	0.45% to 2.45%	172,093	11.52 to 10.69	1,916,166	1.68%	-6.99% to -8.86%
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2013	0.45% to 2.50%	1,403,301	10.33 to 9.77	14,080,239	1.36%	-0.68% to -2.73%
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2013	0.45% to 2.45%	1,920,626	10.69 to 10.13	19,950,741	2.02%	-2.49% to -4.45%
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2013	0.45% to 2.50%	185,582	$10.08 to $ 9.34	$1,798,964	1.66%	-15.10% to -16.85%
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2013	0.45% to 2.15%	330,217	12.23 to 11.48	3,895,080	4.76%	-7.46% to -9.04%
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2013	0.45% to 2.50%	479,981	11.34 to 10.51	5,237,413	0.92%	-8.98% to -10.85%
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2013	0.45% to 2.50%	3,173,122	13.09 to 12.13	40,136,238	5.31%	5.15% to 2.99%
2012	0.45% to 2.45%	4,473,575	12.44 to 11.79	54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2013	0.45% to 2.10%	156,684	9.27 to 8.72	1,396,179	0.82%	-2.63% to -4.25%
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2013	0.95% to 2.10%	59,331	21.64 to 12.80	807,700	5.09%	10.30% to 9.46%
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2013	0.65% to 2.15%	238,140	1.88 to 1.78	427,662	0.00%	-48.97% to -49.74%
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield Fund (PROAHY)
2013	0.45% to 2.45%	6,759,648	13.94 to 12.94	91,050,949	2.72%	9.52% to 7.32%
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2013	0.45% to 2.45%	264,312	10.69 to 9.93	2,720,895	0.03%	14.45% to 12.16%
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2013	0.45% to 2.15%	126,901	13.24 to 12.64	1,633,420	0.28%	32.85% to 30.59%
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2013	0.45% to 2.20%	262,357	9.89 to 9.43	2,519,862	0.83%	17.90% to 15.83%
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2013	0.45% to 2.35%	327,711	4.97 to 4.63	1,562,595	0.00%	-26.88% to -28.28%
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2013	0.45% to 2.45%	330,278	22.09 to 20.93	7,081,443	0.00%	67.66% to 64.30%
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2013	0.45% to 2.50%	711,453	15.21 to 14.09	10,433,701	0.00%	29.17% to 26.51%
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Consumer Goods (PROCG)
2013	0.45% to 2.15%	102,777	$14.03 to $ 13.40	$1,401,184	0.86%	27.87% to 25.69%
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2013	0.45% to 2.15%	320,513	16.40 to 15.67	5,108,147	0.17%	39.24% to 36.86%
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2013	0.45% to 2.45%	425,737	8.75 to 8.12	3,580,510	0.38%	-6.84% to -8.72%
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2013	0.45% to 2.45%	314,135	13.59 to 12.61	4,079,277	0.46%	21.09% to 18.66%
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2013	1.15% to 2.45%	135,152	13.33 to 12.87	1,777,733	0.34%	30.56% to 28.84%
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****
VP Health Care (PROHC)
2013	0.45% to 2.50%	407,435	15.70 to 14.86	6,211,685	0.33%	39.13% to 36.27%
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2013	0.45% to 2.35%	532,485	13.93 to 13.23	7,200,812	0.30%	37.57% to 34.94%
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2013	0.45% to 2.45%	383,339	12.79 to 11.87	4,695,778	0.00%	18.96% to 16.57%
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2013	0.45% to 2.45%	219,621	15.32 to 14.51	3,265,348	0.00%	51.03% to 48.00%
2012	1.15% to 2.15%	51,684	10.02 to 9.85	514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2013	0.45% to 2.20%	303,478	13.15 to 12.32	3,830,548	0.00%	47.57% to 44.98%
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2013	0.45% to 2.45%	634,252	16.93 to 15.72	10,386,060	0.00%	33.67% to 30.99%
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil & Gas (PROOG)
2013	0.45% to 2.50%	290,843	14.34 to 13.29	4,009,939	0.46%	23.51% to 20.97%
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2013	0.45% to 2.45%	212,949	15.25 to 14.45	3,148,383	2.06%	31.03% to 28.40%
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2013	0.45% to 2.50%	516,611	4.38 to 4.14	2,198,155	0.00%	-38.22% to -39.50%
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2013	0.45% to 2.50%	186,742	10.84 to 10.26	1,968,101	1.11%	-0.36% to -2.41%
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Rising Rates Opportunity (PRORRO)
2013	0.45% to 2.45%	406,251	$5.92 to $ 5.49	$2,315,767	0.00%	15.95% to 13.62%
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2013	0.45% to 2.15%	27,132	11.23 to 10.73	297,110	0.14%	32.87% to 30.61%
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2013	0.45% to 2.30%	33,825	7.94 to 7.41	262,351	0.00%	-0.68% to -2.53%
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2013	0.45% to 2.30%	99,808	5.44 to 5.08	515,832	0.00%	-21.36% to -22.83%
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****
VP Short NASDAQ-100 (PROSN)
2013	0.45% to 2.15%	100,893	4.42 to 4.15	423,062	0.00%	-29.72% to -30.92%
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2013	0.85% to 2.15%	329,911	12.63 to 12.19	4,079,935	0.00%	24.13% to 22.50%
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2013	0.45% to 2.45%	34,300	12.39 to 11.74	412,848	1.85%	11.56% to 9.32%
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2013	0.65% to 2.15%	135,761	12.16 to 11.50	1,593,389	0.17%	-19.64% to -20.85%
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2013	0.45% to 2.45%	312,708	26.72 to 24.81	8,062,616	0.00%	78.24% to 74.66%
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2013	0.45% to 2.50%	112,703	12.23 to 11.57	1,336,584	3.07%	12.80% to 10.48%
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2013	0.45% to 2.55%	454,481	7.33 to 6.58	3,156,056	0.00%	2.13% to -0.03%
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
2009	0.45% to 2.90%	1,649,444	9.30 to 9.05	15,154,726	0.00%	-4.45% to -6.82%
Variable Fund - Long Short Equity Fund (RSRF)
2013	0.45% to 2.55%	564,715	10.35 to 10.21	7,978,425	0.00%	16.93% to 14.46%
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
2009	0.45% to 2.90%	1,646,126	8.27 to 10.27	19,107,329	0.08%	26.72% to 23.42%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2013	0.45% to 2.50%	1,198,793	12.22 to 11.33	14,563,763	0.02%	22.88% to 20.35%
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
2009	0.45% to 2.50%	1,152,844	8.30 to 8.35	9,893,619	0.98%	38.78% to 35.71%
Variable Trust - Banking Fund (RBKF)
2013	1.15% to 2.40%	196,923	8.50 to 6.91	1,611,604	0.55%	27.70% to 26.08%
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
2009	1.15% to 2.45%	292,935	6.31 to 5.63	1,815,371	3.49%	-4.55% to -6.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Basic Materials Fund (RBMF)
2013	0.45% to 2.50%	218,828	$10.90 to $ 12.55	$4,895,991	0.62%	0.79% to -1.28%
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
2009	0.45% to 2.85%	1,278,562	9.36 to 14.80	24,972,245	0.29%	54.76% to 50.76%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2013	0.45% to 2.50%	677,455	12.06 to 10.50	7,580,969	1.52%	18.21% to 15.78%
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
2009	0.65% to 2.50%	595,725	8.40 to 7.97	4,864,031	2.92%	34.91% to 32.20%
Variable Trust - Biotechnology Fund (RBF)
2013	0.45% to 2.50%	412,742	27.90 to 21.06	9,526,308	0.00%	53.51% to 50.35%
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%
2009	0.80% to 2.50%	674,210	10.97 to 8.51	6,240,698	0.00%	17.39% to 15.37%
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2013	0.45% to 2.50%	1,377,640	11.59 to 10.31	15,158,693	1.58%	9.67% to 7.41%
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
2009	0.65% to 2.45%	775,677	8.69 to 8.45	6,762,244	3.86%	21.79% to 19.49%
Variable Trust - Commodities Strategy Fund (RVCMD)
2013	0.45% to 2.55%	679,934	6.35 to 5.15	3,163,749	0.00%	-3.65% to -5.68%
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
2009	0.45% to 2.90%	3,091,102	6.72 to 4.76	15,641,976	1.95%	11.06% to 7.79%
Variable Trust - Consumer Products Fund (RCPF)
2013	0.45% to 2.50%	312,694	17.89	7,850,995	1.14%	27.67% to 25.05%
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
2009	0.65% to 2.85%	906,887	9.71 to 11.31	13,001,271	1.87%	18.34% to 15.65%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2013	0.45% to 2.50%	860,829	12.73 to 14.64	15,127,161	0.00%	61.97% to 58.64%
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
2009	1.15% to 2.45%	1,297,103	7.24 to 6.68	9,238,924	0.00%	35.30% to 32.87%
Variable Trust - Electronics Fund (RELF)
2013	0.45% to 2.50%	234,202	9.43 to 7.81	2,140,213	0.25%	34.44% to 31.68%
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
2009	0.65% to 2.85%	2,106,765	7.66 to 5.17	16,009,254	0.00%	70.73% to 66.75%
Variable Trust - Energy Fund (RENF)
2013	0.45% to 2.50%	306,654	11.71 to 12.48	8,105,926	0.20%	22.91% to 20.38%
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
2009	0.45% to 2.85%	918,673	8.41 to 16.82	18,118,995	0.00%	37.88% to 34.26%
Variable Trust - Energy Services Fund (RESF)
2013	0.45% to 2.50%	261,356	10.27 to 11.52	7,762,863	0.00%	23.33% to 20.79%
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
2009	0.45% to 2.85%	1,013,485	7.36 to 13.78	22,332,285	0.00%	61.69% to 57.29%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2013	0.45% to 2.20%	598,527	7.08 to 13.12	7,083,250	0.19%	23.34% to 21.17%
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
2009	0.80% to 2.85%	822,161	6.26 to 9.48	9,108,319	2.89%	34.57% to 31.35%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Financial Services Fund (RFSF)
2013	0.45% to 2.50%	505,938	$8.22 to $ 7.07	$5,285,828	0.51%	26.98% to 24.37%
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
2009	0.80% to 2.85%	2,028,811	5.45 to 5.96	14,546,205	2.08%	18.72% to 15.94%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2013	0.45% to 2.55%	349,681	13.91 to 11.47	5,255,438	0.73%	-18.62% to -20.34%
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
2009	0.45% to 2.90%	1,282,305	10.79 to 9.43	15,740,365	2.19%	-31.85% to -33.53%
Variable Trust - Health Care Fund (RHCF)
2013	0.45% to 2.50%	702,990	17.24 to 15.41	13,485,978	0.20%	41.18% to 38.27%
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
2009	0.45% to 2.85%	1,509,956	9.45 to 11.01	16,388,238	0.00%	24.09% to 21.02%
Variable Trust - Internet Fund (RINF)
2013	0.45% to 2.50%	310,691	17.61 to 16.94	8,210,449	0.00%	50.55% to 47.45%
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
2009	0.45% to 2.85%	1,463,762	9.34 to 14.34	21,063,351	0.00%	65.11% to 61.02%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2013	1.15% to 2.30%	1,540,494	1.13 to 1.01	1,652,682	0.00%	-44.53% to -45.18%
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%
2009	0.65% to 2.45%	1,494,684	8.85 to 4.95	7,772,810	0.00%	-45.01% to -46.02%
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2013	0.45% to 2.50%	2,866,211	4.88 to 4.56	12,393,562	0.00%	14.74% to 12.38%
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
2009	0.65% to 2.45%	1,665,991	7.54 to 6.12	10,920,647	0.00%	18.64% to 16.39%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2013	0.45% to 2.15%	298,812	3.51 to 2.20	694,206	0.00%	-27.90% to -29.13%
2012	1.15% to 2.15%	163,777	3.39 to 3.11	532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
2009	1.15% to 2.10%	234,253	6.21 to 5.88	1,418,650	0.00%	-36.02% to -36.66%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2013	0.45% to 2.15%	399,140	3.32 to 1.71	589,385	0.00%	-29.37% to -30.58%
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
2009	1.15% to 2.15%	2,220,914	3.66 to 3.35	7,954,958	0.13%	-40.77% to -41.39%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2013	0.45% to 2.30%	603,134	3.13 to 1.95	1,327,490	0.00%	-31.16% to -32.44%
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
2009	1.15% to 2.15%	1,031,856	6.04 to 5.70	6,121,445	0.00%	-33.63% to -34.33%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2013	0.45% to 2.40%	737,210	4.56 to 2.50	2,017,505	0.00%	-26.85% to -28.28%
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
2009	1.15% to 2.45%	2,056,718	6.44 to 5.77	12,993,359	0.00%	-28.38% to -29.32%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2013	0.45% to 2.50%	175,090	11.30 to 9.98	2,492,057	0.00%	55.30% to 52.10%
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
2009	0.80% to 2.50%	371,247	7.40 to 8.27	3,353,068	0.35%	22.69% to 20.42%

(Continued)

MFS VARIABLE ACCOUNT NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Leisure Fund (RLF)
2013	0.45% to 2.50%	191,698	$15.61 to $ 14.86	$4,912,517	0.59%	41.77% to 38.85%
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
2009	0.80% to 2.85%	921,523	6.83 to 8.19	10,658,549	0.00%	35.63% to 32.54%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2013	0.45% to 2.50%	181,969	15.31 to 14.27	4,876,218	0.00%	49.56% to 46.48%
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
2009	1.15% to 2.50%	442,029	14.22 to 12.67	6,122,243	0.05%	50.64% to 48.14%
Variable Fund - Multi-Hedge Strategies (RVARS)
2013	0.45% to 2.55%	794,484	8.80 to 7.95	7,062,750	0.00%	1.20% to -0.94%
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
2009	0.80% to 2.90%	1,449,094	7.79 to 7.77	11,878,433	1.16%	-4.06% to -6.17%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2013	0.45% to 2.45%	936,401	20.86 to 21.12	20,772,792	0.00%	79.40% to 75.81%
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
2009	0.80% to 2.50%	1,317,022	6.41 to 6.67	9,671,360	0.00%	116.06% to 111.51%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2013	0.45% to 2.55%	887,995	17.38 to 16.84	19,264,862	0.00%	34.01% to 31.19%
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
2009	0.45% to 2.90%	1,034,035	9.30 to 10.15	13,364,511	0.00%	51.32% to 47.46%
Variable Trust - Nova Fund (RNF)
2013	0.45% to 2.55%	1,902,052	12.69 to 12.53	28,504,432	0.09%	48.32% to 45.19%
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
2009	0.80% to 2.90%	2,832,370	5.93 to 6.76	22,327,953	1.02%	34.42% to 31.16%
Variable Trust - Precious Metals Fund (RPMF)
2013	0.45% to 2.50%	851,731	5.62 to 5.38	9,524,330	0.93%	-46.34% to -47.45%
2012	0.45% to 2.50%	885,640	10.48 to 10.24	19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%
2009	0.45% to 2.85%	1,749,261	10.57 to 15.11	41,188,189	0.00%	48.57% to 44.84%
Variable Trust - Real Estate Fund (RREF)
2013	0.45% to 2.50%	391,260	10.52 to 9.19	7,335,555	2.09%	3.48% to 1.35%
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
2009	0.45% to 2.85%	1,585,824	6.82 to 10.64	20,047,664	3.00%	24.70% to 21.33%
Variable Trust - Retailing Fund (RRF)
2013	0.45% to 2.50%	192,774	17.51 to 15.44	4,609,507	0.02%	35.19% to 32.40%
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
2009	0.45% to 2.85%	942,391	8.53 to 9.24	11,098,945	0.00%	43.57% to 40.04%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2013	0.45% to 2.50%	252,741	14.15 to 12.51	5,980,277	0.00%	57.85% to 54.60%
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
2009	0.80% to 2.50%	403,619	6.09 to 10.40	4,574,267	0.00%	32.25% to 29.58%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2013	0.45% to 2.50%	1,014,924	11.64 to 11.86	15,631,139	0.00%	67.95% to 64.50%
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
2009	0.45% to 2.45%	1,557,121	4.50 to 5.57	9,485,792	0.47%	45.72% to 41.98%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2013	0.45% to 2.50%	2,287,444	$17.32 to $ 15.51	$40,474,629	0.00%	40.68% to 37.79%
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
2009	0.80% to 2.85%	1,732,122	8.83 to 8.81	16,455,478	0.00%	46.06% to 42.88%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2013	0.45% to 2.50%	2,417,188	14.50 to 14.09	43,034,012	0.00%	44.61% to 41.63%
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
2009	0.45% to 2.85%	1,825,662	7.14 to 8.58	16,830,155	3.47%	50.58% to 46.61%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2013	0.45% to 2.50%	1,496,626	20.39 to 18.00	35,384,794	0.00%	33.45% to 30.70%
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
2009	0.45% to 2.85%	2,315,874	10.13 to 11.50	28,587,758	0.00%	56.11% to 52.24%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2013	0.45% to 2.50%	1,127,639	14.08 to 13.36	20,702,285	0.10%	35.19% to 32.41%
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
2009	0.45% to 2.85%	1,560,171	8.09 to 10.31	17,283,949	1.61%	54.55% to 50.53%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2013	0.45% to 2.50%	1,496,718	16.82 to 15.06	29,782,353	0.00%	40.67% to 37.78%
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
2009	0.45% to 2.65%	363,474	8.44 to 8.17	3,894,271	0.00%	33.37% to 30.42%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2013	0.45% to 2.45%	812,402	14.61 to 12.80	14,186,349	0.48%	42.18% to 39.33%
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
2009	0.45% to 2.65%	586,636	7.64 to 7.20	5,738,325	0.76%	61.54% to 57.97%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2013	0.45% to 2.30%	150,484	6.58 to 5.01	808,868	0.00%	-3.41% to -5.20%
2012	1.00% to 2.30%	567,154	6.61 to 5.28	3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
2009	1.15% to 2.45%	517,155	6.95 to 6.56	3,533,630	0.00%	-16.81% to -17.91%
Variable Trust - Technology Fund (RTEC)
2013	0.45% to 2.50%	362,371	12.77 to 12.00	6,237,296	0.00%	34.78% to 32.01%
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
2009	0.45% to 2.85%	1,623,629	8.43 to 10.28	19,356,144	0.00%	54.90% to 50.99%
Variable Trust - Telecommunications Fund (RTEL)
2013	0.90% to 1.90%	117,499	8.86 to 8.29	1,042,534	2.05%	15.92% to 15.23%
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%
2009	0.65% to 2.15%	312,907	6.60 to 7.24	2,412,605	5.17%	27.85% to 25.73%
Variable Trust - Transportation Fund (RTRF)
2013	0.45% to 2.50%	410,896	14.39 to 13.02	9,712,977	0.00%	49.96% to 46.88%
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
2009	1.15% to 2.20%	496,725	13.42 to 12.29	6,501,690	0.62%	16.04% to 14.61%
Variable Trust - Utilities Fund (RUTL)
2013	0.45% to 2.50%	315,279	11.97 to 12.43	4,236,429	3.11%	13.12% to 10.79%
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
2009	0.45% to 2.45%	684,436	8.54 to 9.12	6,772,449	2.91%	13.28% to 10.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2013	0.45% to 2.10%	63,300	$8.97 to $ 9.40	$623,311	0.00%	-3.25% to -4.86%
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
2009	1.15% to 2.10%	243,832	11.97 to 11.50	2,887,079	0.03%	5.38% to 4.29%
SBL Fund - Series F (Floating Rate Strategies Series) (GVFRB)
2013	0.45% to 2.20%	443,521	10.22 to 10.10	4,502,917	0.00%	2.21% to 1.01%	****
Series M (Macro Opportunities Series) (GSBLMO)
2013	1.35% to 2.10%	2,358	10.06 to 10.05	23,718	0.00%	0.61% to 0.51%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.45% to 2.50%	461,180	8.76 to 8.29	3,930,479	0.54%	10.04% to 7.77%
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2013	1.15% to 2.20%	168,013	10.00 to 9.72	1,665,592	0.00%	3.84% to 2.74%
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.45% to 2.50%	2,219,333	14.33 to 13.28	30,788,998	1.16%	24.57% to 22.01%
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
2009	1.15% to 2.10%	155,760	9.84 to 9.74	1,525,923	0.00%	-0.31% to -1.27%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45% to 2.30%	51,471	11.18 to 10.64	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45% to 2.25%	274,533	10.80 to 10.29	2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45% to 2.50%	1,212,032	8.86 to 8.38	10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%
2009	1.30%	6,609	11.53	76,194	1.09%	26.94%
Variable Trust - International Long Short Select Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%
2009	0.45% to 2.45%	1,166,081	8.32 to 8.03	9,544,345	0.72%	29.21% to 26.43%
Variable Trust: Multi-Cap Core Equity Fund (obsolete) (RVCEQ)
2009	0.80% to 2.90%	244,485	7.20 to 7.44	1,916,426	0.00%	25.96% to 23.10%
Western Asset Variabale Money Market Portfolio (obsolete) (SBMMP)
2009	1.30%	14,536	13.41	194,892	0.17%	-1.08%
2013	Reserves for annuity contracts in payout phase:			113,380
2013	Contract owners equity:			$1,358,664,885
2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376
2009	Reserves for annuity contracts in payout phase:			519,480
2009	Contract owners equity:			$1,061,727,245

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500
191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2013 and 2012, and the related consolidated statements of operations, comprehensive income (loss), changes in equity, and cash flows for each of the years in the three-year period ended December 31, 2013. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2013, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 28, 2014

KPMG LLP is a Delaware limited liability partnership, the U.S. member firm of KPMG International Cooperative (“KPMG International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Revenues
Policy charges	$1,849	$1,670	$1,506
Premiums	724	635	531
Net investment income	1,849	1,825	1,844
Net realized investment gains (losses), net of other-than-temporary impairment losses	678	319	(1,676)
Other revenues	17	7	3

Total revenues	$5,117	$4,456	$2,208

Benefits and expenses
Interest credited to policyholder account values	$1,067	$1,038	$1,033
Benefits and claims	1,354	1,227	1,062
Policyholder dividends	59	54	67
Amortization of deferred policy acquisition costs	374	575	65
Other expenses, net of deferrals	922	863	830

Total benefits and expenses	$3,776	$3,757	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$1,341	$699	$(849)
Federal income tax expense (benefit)	313	99	(427)

Net income (loss)	$1,028	$600	$(422)
Less: Loss attributable to noncontrolling interest, net of tax	(82)	(61)	(56)

Net income (loss) attributable to Nationwide Life Insurance Company	$1,110	$661	$(366)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income (Loss)

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Net income (loss)	$1,028	$600	$(422)

Other comprehensive (loss) income, net of tax
Changes in:
Net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Other	(7)	(5)	12

Total other comprehensive (loss) income, net of tax	$(670)	$566	$329

Total comprehensive income (loss)	$358	$1,166	$(93)

Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(82)	(61)	(56)

Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$440	$1,227	$(37)

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

(in millions, except for share and per share amounts)

	December 31,
	2013	2012
Assets
Investments
Fixed maturity securities, available-for-sale	$32,249	$31,811
Mortgage loans, net of allowance	6,341	5,827
Policy loans	987	980
Short-term investments	411	1,034
Other investments	767	639

Total investments	$40,755	$40,291

Cash and cash equivalents	61	62
Accrued investment income	603	566
Deferred policy acquisition costs	3,778	3,249
Goodwill	200	200
Other assets	3,979	4,362
Separate account assets	84,069	71,440

Total assets	$133,445	$120,170

Liabilities and equity
Liabilities
Future policy benefits and claims	$36,765	$36,154
Short-term debt	278	300
Long-term debt	707	1,038
Other liabilities	4,122	4,507
Separate account liabilities	84,069	71,440

Total liabilities	$125,941	$113,439

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,520	3,410
Accumulated other comprehensive income	582	1,252

Total shareholder’s equity	$6,824	$6,384
Noncontrolling interest	680	347

Total equity	$7,504	$6,731

Total liabilities and equity	$133,445	$120,170

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Changes in Equity

(in millions)

	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non-controlling interest	Total equity
Balance as of December 31, 2010	$4	$1,718	$3,155	$357	$5,234	$355	$5,589
Comprehensive (loss) income:
Net loss	—	—	(366)	—	(366)	(56)	(422)
Other comprehensive income	—	—	—	329	329	—	329

Total comprehensive (loss) income	—	—	(366)	329	(37)	(56)	(93)
Change in noncontrolling interest	—	—	—	—	—	46	46

Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	—	—	661	566	1,227	(61)	1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731
Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	—	—	1,110	(670)	440	(82)	358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

(in millions)

	Year ended December 31,
	2013	2012	2011
		(As Adjusted)
Cash flows from operating activities:
Net income (loss)	$1,028	$600	$(422)
Adjustments to net income (loss):
Net realized investment (gains) losses, net of other-than-temporary impairment losses	(678)	(319)	1,676
Interest credited to policyholder account values	1,067	1,038	1,033
Capitalization of deferred policy acquisition costs	(604)	(470)	(604)
Amortization of deferred policy acquisition costs	374	575	65
Amortization and depreciation	77	80	48
Deferred tax expense (benefit)	346	243	(482)
Changes in:
Policy liabilities	(475)	(548)	(608)
Derivatives, net	(483)	(490)	(364)
Other, net	88	(84)	(265)

Net cash provided by operating activities	$740	$625	$77

Cash flows from investing activities:
Proceeds from maturities of available-for-sale securities	$3,689	$2,909	$2,705
Proceeds from sales of available-for-sale securities	1,091	796	1,585
Purchases of available-for-sale securities	(6,842)	(5,167)	(6,176)
Proceeds from repayments and sales of mortgage loans	1,091	1,048	1,124
Issuances and purchases of mortgage loans	(1,593)	(1,114)	(751)
Net decrease (increase) in short-term investments	654	98	(61)
Collateral (paid) received, net	(637)	(208)	359
Other, net	42	(12)	104

Net cash used in investing activities	$(2,505)	$(1,650)	$(1,111)

Cash flows from financing activities:
Net change in short-term debt	$(22)	$(477)	$477
Proceeds from issuance of long-term debt	2	13	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	(40)	—
Repayments of long-term debt	(299)	—	—
Investment and universal life insurance product deposits	6,139	5,566	5,314
Investment and universal life insurance product withdrawals	(4,034)	(4,063)	(5,024)
Other, net	(22)	39	(34)

Net cash provided by financing activities	$1,764	$1,038	$746

Net (decrease) increase in cash and cash equivalents	$(1)	$13	$(288)
Cash and cash equivalents, beginning of period	62	49	337

Cash and cash equivalents, end of period	$61	$62	$49

See accompanying notes to consolidated financial statements and Note 2 for disclosure of the change in accounting principle.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements

December 31, 2013, 2012 and 2011

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2013 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is a leading provider of long-term savings and retirement products in the United States (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

As of December 31, 2013 and 2012, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions and also certain other investments, are reported using the equity method.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations including investment impairment losses, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Revenues and Benefits

Investment and universal life insurance products. Investment products are long duration contracts that do not subject the Company to significant risk arising from mortality (the relative incidence of death in a given time) or morbidity (the relative incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups and certain annuities without life contingencies. Universal life insurance products include long duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies as the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company offers certain universal life insurance, variable universal life insurance and variable annuity products with secondary guarantees, guaranteed minimum death benefits (“GMDB”), and guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest. The Company regularly evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) are living benefit guarantees which represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible), efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes) and discounting, including liquidity and non-performance risk (the risk that the liability will not be fulfilled and affects the value at which the liability is transferred). The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses discounted using weighted average interest rates of 5.3% with a provision for adverse deviation.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of future gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years such that the separate account mean return measured from the anchor date to the end of the life of the product equals the long-term assumption. The Company’s long-term assumption for net separate account investment performance is approximately 7% growth per year.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2013 and 2012, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (86% as of December 31, 2013 and 2012) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix or an internally developed pricing model is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. The Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value at least annually. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. Treasury securities and obligations of U.S. Government corporations and agencies and obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on debt securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the timing and present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is reasonably possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts as the loans are usually collateral dependent.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Loans with deteriorating credit fundamentals are identified through special surveillance procedures and are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio as of the balance sheet date but not yet attributable to specific loans. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintains agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in joint ventures and partnerships, equity securities, capital stock with the Federal Home Loan Bank of Cincinnati (“FHLB”) and trading securities.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE.

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by the Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Loss attributable to noncontrolling interests is excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, primarily market and income approaches.

The Company categorizes its fair value measurements into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

•	Level 1 – Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

•	Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

•	Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

NLIC files a separate consolidated federal income tax return, with its subsidiaries, and is eligible to join the NMIC consolidated federal tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2013 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2013 (5% in 2012 and 2011) and 38% of the number of life insurance policies in force in 2013 (40% in 2012 and 42% in 2011). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Change in Accounting Principle

In October 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-26, which amends FASB Accounting Standards Codification (“ASC”) 944, Financial Services – Insurance. The amended guidance modifies the definition of the types of costs incurred by insurance entities that can be capitalized in the acquisition of new and renewal insurance and investment contracts. Under the amended guidance, acquisition costs are to include only those costs that are directly related to the successful acquisition of new or renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of DAC were not impacted as a result of adopting this guidance.

The Company adjusted the presentation of its consolidated financial statements and accompanying notes for all periods presented, to reflect the retrospective adoption of this change in accounting principle.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the impact of the retrospective change in accounting principle on the consolidated statements of operations for the periods indicated:

	Year ended December 31, 2011
(in millions)	As Originally Reported	As Adjusted	Effect of Change
Amortization of deferred policy acquisition costs	$76	$65	$11
Other expenses, net of deferrals[1]	$620	$760	$(140)
Federal income tax benefit	$(382)	$(427)	$45
Net loss attributable to Nationwide Life Insurance Company	$(282)	$(366)	$(84)

[1]	Excludes interest expense, which is included in other expenses, net of deferrals on the consolidated statements of operations.

Subsequent Events

The Company evaluated subsequent events through February 28, 2014, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2013, the Company adopted ASU 2011-11, which expands the disclosure requirements within ASC 210-10, Balance Sheet – Offsetting. The new disclosures require improved information about certain financial instruments and derivatives that are either offset in accordance with GAAP or subject to enforceable master offsetting arrangements irrespective of GAAP. The Company also adopted ASU 2013-01, which clarifies the scope of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On January 1, 2013, the Company adopted ASU 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, which amends FASB ASC 220, Comprehensive Income. The amended guidance requires entities to provide information about the amounts reclassified out of accumulated other comprehensive income by significant component. For significant amounts reclassified into net income in their entirety in the same reporting period, the amended guidance also requires entities to present or disclose the effect of these reclassifications on line items of net income. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

On July 17, 2013, the Company adopted ASU 2013-10, which permits the Overnight Index Swap Rate to be designed as a U.S. benchmark interest rate for hedge accounting purposes. This guidance is applied prospectively on new or redesigned hedging relationships and accordingly had no impact to the Company’s consolidated financial statements.

On January 1, 2012, the Company adopted ASU 2011-04, which amends existing guidance in ASC 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The Company also adopted ASU 2013-03, which clarifies the applicability of these disclosures. The adoption of this guidance resulted in increased disclosures only and had no impact on the Company’s consolidated financial statements.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On January 1, 2012, the Company adopted ASU 2011-05, which amends existing guidance in ASC 220, Comprehensive Income. The amended guidance requires reporting entities to present net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements of net income and other comprehensive income. The Company elected two separate but consecutive statements of operations and comprehensive income and adopted ASU 2011-05 retrospectively.

Pending Accounting Standards

In February 2013, the FASB issued ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The guidance is effective retrospectively for the Company’s annual and interim periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In June 2013, the FASB issued ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In July 2013, the FASB issued ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The Company will adopt the ASU for interim and annual periods beginning January 1, 2014. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GMAB; (3) GLWB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2013				December 31, 2012
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$916	$19,927	$13	64	$836	$14,963	$24	64
Minimum return or anniversary contract value	2,031	33,520	237	69	2,048	29,787	561	68

Total contracts with GMDB	$2,947	$53,447	$250	67	$2,884	$44,750	$585	66

GMAB Return of net deposits[3]	$92	$2,383	$—	64	$165	$3,230	$12	64
GLWB Minimum return or anniversary contract value	$178	$28,071	$74	64	$128	$22,031	$613	65
GMIB Minimum return or anniversary contract value	$49	$510	$—	64	$49	$514	$1	65

[1]	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.
[3]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
GMDB	$55	$65
GMAB1, [2]	$(19)	$57
GLWB[1]	$(1,075)	$600
GMIB	$2	$2

[1]	The fair value of the living benefit liability includes the present value of attributed fees.
[2]	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $22 million and $30 million for the years ended December 31, 2013 and 2012, respectively.

Paid claims for GMABs, GLWBs and GMIBs were immaterial for the years ended December 31, 2013 and 2012.

The following table summarizes account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Mutual funds:
Bond	$5,685	$5,634
Domestic equity	43,505	35,277
International equity	3,179	2,614

Total mutual funds	$52,369	$43,525

Money market funds	1,078	1,225

Total[1]	$53,447	$44,750

[1]	Excludes $30.6 billion and $26.7 billion as of December 31, 2013 and 2012, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees and are primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2013 and 2012.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with secondary guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $325 million and $216 million as of December 31, 2013 and 2012, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2013 and 2012.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2013	$1,270	$362	$16,960	55
December 31, 2012	$992	$328	$12,321	56

[1]	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
[2]	Represents the weighted average attained age of contractholders.

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Balance at beginning of year	$3,249	$3,487	$3,125
Capitalization of DAC	604	470	604
Amortization of DAC, excluding unlocks	(373)	(525)	(200)
Amortization of DAC related to unlocks	(1)	(50)	135
Adjustments to DAC related to unrealized gains and losses on available-for-sale securities	299	(133)	(177)

Balance at end of year	$3,778	$3,249	$3,487

[1]	The balances reflect a change in accounting principle, as described in Note 2.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

During 2011, the Company recognized a reduction in DAC amortization of $135 million as a result of the annual comprehensive review of model assumptions. The updated assumptions related to interest spread, mortality, maintenance expense and market performance assumptions. The 2011 reduction in DAC amortization reflects the impact of the retrospective change in accounting principle described in Note 2.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(6)	Investments

Available-for-Sale Securities

The following table summarizes amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2013
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

December 31, 2012
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$476	$121	$—	$597
Obligations of states, political subdivisions and foreign governments	1,820	301	1	2,120
Corporate public securities	16,152	1,891	33	18,010
Corporate private securities	4,216	392	19	4,589
Residential mortgage-backed securities	4,506	267	106	4,667
Commercial mortgage-backed securities	1,219	133	15	1,337
Other asset-backed securities	533	45	87	491

Total fixed maturity securities	$28,922	$3,150	$261	$31,811
Equity securities	15	5	—	20

Total available-for-sale securities	$28,937	$3,155	$261	$31,831

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2013. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,081	$1,097
Due after one year through five years	8,927	9,685
Due after five years through ten years	7,805	7,967
Due after ten years	6,941	7,154

Subtotal	$24,754	$25,903
Residential mortgage-backed securities	3,919	4,003
Commercial mortgage-backed securities	1,439	1,504
Other asset-backed securities	890	839

Total fixed maturity securities	$31,002	$32,249

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$1,265	$2,894
Change in fair value attributable to fixed maturity securities designated in fair value hedging relationships	—	(4)

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$1,265	$2,890
Adjustment to DAC and other	(176)	(482)
Adjustment to future policy benefits and claims	(89)	(295)
Adjustment to policyholder dividend obligation	(85)	(177)
Deferred federal income tax expense	(314)	(672)

Net unrealized gains on available-for-sale securities	$601	$1,264

[1]	Includes net unrealized losses of $(40) million and $(48) million as of December 31, 2013 and 2012, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

(in millions)	December 31, 2013	December 31, 2012
Balance at beginning of year	$1,264	$693
Unrealized gains and losses arising during the period:
Net unrealized (losses) gains on available-for-sale securities before adjustments	(1,657)	990
Non-credit impairments and subsequent changes in fair value of impaired debt securities	8	178
Net adjustment to DAC and other	306	(135)
Net adjustment to future policy benefits and claims	206	(112)
Net adjustment to policyholder dividend obligation	92	(45)
Related federal income tax benefit (expense)	366	(308)

Change in unrealized (losses) gains on available-for-sale securities	$(679)	$568

Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($8 and $2 as of December 31, 2013 and 2012, respectively)	(16)	(3)

Change in net unrealized (losses) gains on available-for-sale securities	$(663)	$571

Balance at end of year	$601	$1,264

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes by asset class available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value and number of securities, as of the dates indicated:

	Less than or equal to one year			More than one year			Total
(in millions, except number of securities)	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities	Fair value	Unrealized losses	Number of securities
December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	346	$442	$39	34	$5,331	$295	380
Residential mortgage-backed securities	725	16	70	604	63	148	1,329	79	218
Other asset-backed securities	507	6	32	144	71	40	651	77	72
Other	1,838	85	126	222	16	20	2,060	101	146

Total	$7,959	$363	574	$1,412	$189	242	$9,371	$552	816

December 31, 2012
Fixed maturity securities:
Corporate public securities	$710	$11	68	$150	$22	10	$860	$33	78
Residential mortgage-backed securities	89	2	12	1,029	104	190	1,118	106	202
Other asset-backed securities	27	1	5	163	86	46	190	87	51
Other	326	4	23	284	31	36	610	35	59

Total	$1,152	$18	108	$1,626	$243	282	$2,778	$261	390

The following table summarizes gross unrealized losses based on the ratio of fair value to amortized cost, for available-for-sale securities in an unrealized loss position, as of the dates indicated:

	December 31, 2013			December 31, 2012
(in millions)	Less than or equal to one year	More than one year	Total	Less than or equal to one year	More than one year	Total
99.9% - 80.0%	$363	$107	$470	$18	$85	$103
Less than 80.0%
Residential mortgage-backed securities	—	21	21	—	50	50
Other asset-backed securities	—	61	61	—	72	72
Other	—	—	—	—	36	36

Total	$363	$189	$552	$18	$243	$261

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Amortized cost:
Loans with non-specific reserves	$6,350	$5,820
Loans with specific reserves	26	51

Total amortized cost	$6,376	$5,871
Valuation allowance:
Non-specific reserves	$29	$33
Specific reserves	6	11

Total valuation allowance	$35	$44

Mortgage loans, net of allowance	$6,341	$5,827

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Balance at beginning of year	$44	$60	$96
Current period provision[1]	(4)	2	25
Recoveries[2]	(5)	(15)	(7)
Charge offs and other	—	(3)	(54)

Balance at end of year	$35	$44	$60

[1]	Includes specific reserve provisions and all changes in non-specific reserves.
[2]	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Amortized cost	$—	$26	$—	$—	$26
Specific reserves	—	(6)	—	—	(6)

Carrying value of impaired mortgage loans, net of allowance	$—	$20	$—	$—	$20

December 31, 2012
Amortized cost	$13	$26	$12	$—	$51
Specific reserves	(2)	(7)	(2)	—	(11)

Carrying value of impaired mortgage loans, net of allowance	$11	$19	$10	$—	$40

The following table summarizes average recorded investment and interest income recognized for impaired commercial mortgage loans by class, for the years ended:

(in millions)	Office	Industrial	Retail	Other	Total
December 31, 2013
Average recorded investment	$5	$20	$5	$—	$30
Interest income recognized	$1	$1	$1	$—	$3

December 31, 2012
Average recorded investment	$9	$20	$11	$34	$74
Interest income recognized	$1	$2	$1	$6	$10

As of December 31, 2013 and 2012, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00-1.10	Less than 1.00	Total
December 31, 2013:
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

Weighted average DSC ratio	1.77	1.22	1.00	1.74	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	60%	61%	91%	61%

December 31, 2012:
Apartment	$1,119	$129	$62	$1,310	$1,303	$5	$2	$1,310
Industrial	922	76	162	1,160	951	121	88	1,160
Office	776	55	42	873	783	16	74	873
Retail	1,940	250	86	2,276	2,139	92	45	2,276
Other	189	57	6	252	252	—	—	252

Total	$4,946	$567	$358	$5,871	$5,428	$234	$209	$5,871

Weighted average DSC ratio	1.74	1.27	1.07	1.65	n/a	n/a	n/a	n/a

Weighted average LTV ratio	n/a	n/a	n/a	n/a	66%	76%	96%	68%

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million and $9 million were on deposit with various regulatory agencies as required by law as of December 31, 2013 and 2012, respectively. Additionally, available-for-sale securities with a carrying value of $849 million and $73 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2013 and 2012, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Credit Funds

The Company has sold $1.2 billion and $0.9 billion in Tax Credit Funds to unrelated third parties as of December 31, 2013 and 2012, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2028. The Company held immaterial reserves on these transactions as of December 31, 2013 and 2012. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $796 million, but the company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Low-Income-Housing Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $680 million and $347 million as of December 31, 2013 and 2012, respectively, which were composed primarily of other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013, and other investments of $348 million as of December 31, 2012. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $104 million and $222 million as of December 31, 2013 and 2012, respectively. In addition, the Company has made commitments for further investments in these VIEs of $29 million and $66 million as of December 31, 2013 and 2012, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Fixed maturity securities, available-for-sale	$1,565	$1,506	$1,502
Mortgage loans	348	366	370
Policy loans	52	53	56
Other	(57)	(45)	(34)

Gross investment income	$1,908	$1,880	$1,894

Investment expenses	59	55	50

Net investment income	$1,849	$1,825	$1,844

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Net Realized Investment Gains and Losses, Net of Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, net of other-than-temporary impairments, by source, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Net derivative gains (losses)	$705	$314	$(1,636)
Realized gains on sales	32	48	64
Realized losses on sales	(54)	(23)	(45)
Other	—	12	(19)

Net realized investment gains (losses) before other-than-temporary impairments on fixed maturity securities	$683	$351	$(1,636)
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(32)	(40)

Net realized investment gains (losses), net of other-than-temporary impairments	$678	$319	$(1,676)

[1]	Other-than-temporary impairments on fixed maturity securities are net $6 million, $36 million and $95 million of non-credit losses included in other comprehensive income for the years ended December 31, 2013, 2012 and 2011, respectively.

Proceeds from the sale of available-for-sale securities were $1.1 billion, $0.8 billion and $1.6 billion during the years ended December 31, 2013, 2012 and 2011, respectively. Gross gains of $31 million, $47 million and $50 million and gross losses of $50 million, $20 million and $39 million were realized on sales of available-for-sale securities during the years ended December 31, 2013, 2012 and 2011, respectively.

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Cumulative credit losses at beginning of year[1]	$(289)	$(328)	$(340)
New credit losses	(3)	(18)	(8)
Incremental credit losses	(3)	(10)	(29)
Losses related to securities included in the beginning balance sold or paid down during the period	23	67	49

Cumulative credit losses at end of year[1]	$(272)	$(289)	$(328)

[1]	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Foreign currency risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivative transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2013 and 2012, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative positions[1]	$2,137	$33,819	$2,183	$31,245

December 31, 2012
Derivatives designated and qualifying as hedging instruments	$4	$79	$21	$192
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,960	$21,216	$2,065	$23,746
Equity contracts	822	7,445	—	—
Total return swaps	4	1,513	32	1,551
Other derivative contracts	—	10	5	17

Total derivative positions[1]	$2,790	$30,263	$2,123	$25,506

[1]	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets. As of December 31, 2013 and 2012, derivative assets exclude $196 million and $170 million, respectively, of accrued interest receivable, and derivative liabilities exclude $227 million and $179 million, respectively, of accrued interest payable.

The fair value of the Company’s derivative positions, subject to offsetting by master netting agreements of $1.7 billion and $2.0 billion as of December 31, 2013 and 2012, respectively, and by collateral received from or posted with counterparties, resulted in immaterial net uncollateralized derivative asset and liability positions as of December 31, 2013 and 2012. As of December 31, 2013 and 2012, the Company held cash collateral from derivative counterparties of $382 million and $798 million, respectively. The Company held $29 million of securities as off-balance sheet collateral as of December 31, 2013. No securities were held as off-balance sheet collateral as of December 31, 2012. As of December 31, 2013 and 2012, the Company had posted cash collateral of $435 million and $228 million, respectively, and pledged securities with a fair value of $173 million and $148 million, respectively, with derivative counterparties.

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Derivatives designated and qualifying as hedging instruments	$(1)	$(1)	$(4)
Derivatives not designated as hedging instruments:
Interest rate contracts	$(209)	$(125)	$(44)
Equity contracts	(776)	(665)	(45)
Total return swaps	(321)	(343)	(17)
Other derivative contracts	(9)	(1)	(6)
Net interest settlements	14	53	34

Total derivative losses[1]	$(1,302)	$(1,082)	$(82)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	1,751	1,185	(1,674)
Other revenue on guaranteed benefit annuity programs	256	211	120

Change in embedded derivative liabilities and related fees	$2,007	$1,396	$(1,554)

Net realized derivative gains (losses)	$705	$314	$(1,636)

[1]	Included in total derivative losses are economic hedging losses of $1.8 billion, $827 million and gains of $1.0 billion related to the guaranteed benefit annuity programs for the years ended December 31, 2013, 2012 and 2011, respectively.
[2]	As part of the Company’s annual comprehensive review of DAC model assumptions, all relevant assumptions impacting the fair value of embedded derivatives on annuity programs are also reviewed and updated. For the individual variable annuity business, the change in the embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2013 includes model enhancements and updated assumptions for discounting, benefit utilization, mortality and lapse rates. The change in embedded derivatives on guaranteed benefit annuity programs for the year ended December 31, 2012 included updated assumptions for lapse rates, mortality, withdrawal behavior and benefit utilization.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

	Balance as of December 31, 2012		Net gains (losses)							Balance as of December 31, 2013
(in millions)			In operations[1]	In other comprehensive income		Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$772		$(1)$	(2	)$	91	$(117)$	127	$(67)$	803
Other asset-backed securities	291		—	10		6	(62)	15	(66)	194
Other	134		—	(7)		18	(53)	—	(1)	91

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,197		(1)	1		115	(232)	142	(134)	1,088
Other investments at fair value	62		(6)	6		5	(22)	—	—	45
Derivative assets[3]	822		(447)	—		129	(161)	—	—	343
Separate account assets	2,025		58	—		—	—	—	—	2,083

Assets at fair value	$4,106		$(396)$	7		$249	$(415)$	142	$(134)$	3,559

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(657	)$	1,751	$—		$—	$—	$—	$—	$1,094
Embedded derivatives on indexed products	(91)		7	—		—	—	—	—	(84)

Total future policy benefits and claims	$(748	)$	1,758	$—		$—	$—	$—	$—	$1,010
Derivative liabilities[3]	(5)		—	—		—	—	—	—	(5)

Liabilities at fair value	$(753	)$	1,758	$—		$—	$—	$—	$—	$1,005

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(6) million for other investments at fair value, $(297) million for derivative assets and $1.8 billion for future policy benefits and claims.
[2]	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0.1%-8%[2]
Lapse	0%-35%
Wait period	0 yrs – 30 yrs[3]
Efficiency of benefit utilization[1]	65%-100%
Discount rate	See footnote 4
Index volatility	15%-25%

[1]	The unobservable input is not applicable to GMABs.
[2]	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
[3]	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
[4]	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2013:

Unobservable Inputs	Range
Mortality	0%-4%[1]
Lapse	0%-10%
Index volatility	15%-25%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until a seven year guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the seven year guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion and $1.6 billion as of December 31, 2013 and 2012, respectively.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2012:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$592	$2	$3	$597
Obligations of states, political subdivisions and foreign governments	73	2,047	—	2,120
Corporate public securities	1	17,890	119	18,010
Corporate private securities	—	3,817	772	4,589
Residential mortgage-backed securities	484	4,173	10	4,667
Commercial mortgage-backed securities	—	1,335	2	1,337
Other asset-backed securities	—	200	291	491

Total fixed maturity securities, available-for-sale, at fair value	$1,150	$29,464	$1,197	$31,811
Other investments at fair value	45	1,001	62	1,108

Investments at fair value	$1,195	$30,465	$1,259	$32,919

Derivative assets	—	1,968	822	2,790
Separate account assets	68,185	1,230	2,025	71,440

Assets at fair value	$69,380	$33,663	$4,106	$107,149

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(657)	$(657)
Embedded derivatives on indexed products	—	—	(91)	(91)

Total future policy benefits and claims	$—	$—	$(748)	$(748)
Derivative liabilities	—	(2,118)	(5)	(2,123)

Liabilities at fair value	$—	$(2,118)	$(753)	$(2,871)

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012:

	Balance as of December 31, 2011		Net gains (losses)							Balance as of December 31, 2012
(in millions)			In operations[1]	In other comprehensive income	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3
Assets
Investments:
Fixed maturity securities, available-for-sale:
Corporate private securities	$1,209		$2	$13	$69	$(187)$	40	$(374	)$	772
Other asset-backed securities	251		2	53	36	(61)	10	—		291
Other	131		—	11	2	(8)	1	(3)		134

Total fixed maturity securities, available-for-sale, at fair value[2]	$1,591		4	77	107	(256)	51	(377)		1,197
Other investments at fair value	43		16	3	—	—	—	—		62
Derivative assets[3]	1,004		(353)	—	350	(179)	—	—		822
Separate account assets	1,952		73	—	—	—	—	—		2,025

Assets at fair value	$4,590		$(260)$	80	$457	$(435)$	51	$(377	)$	4,106

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$(1,842	)$	1,185	$—	$—	$—	$—	$—		$(657)
Embedded derivatives on indexed products	(63)		(28)	—	—	—	—	—		(91)

Total future policy benefits and claims	$(1,905	)$	1,157	$—	$—	$—	$—	$—		$(748)
Derivative liabilities[3]	(6)		1	—	—	—	—	—		(5)

Liabilities at fair value	$(1,911	)$	1,158	$—	$—	$—	$—	$—		$(753)

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $16 million for other investments at fair value, $(257) million for derivative assets, $1.2 billion for future policy benefits and claims and $(1) million for derivative liabilities.
[2]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2012.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

During the year ended December 31, 2012, transfers from Level 1 to Level 2 within the debt securities issued by foreign governments were $42 million. There were no transfers from Level 2 to Level 1 during the year ended December 31, 2012.

Transfers into and out of Level 3 during the year ended December 31, 2012 represented changes in the sources used to price certain securities and changes in the Company’s assumptions related to the observability of certain inputs.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2013				December 31, 2012
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$6,341	$6,481	$—	$6,481	$5,827	$5,988	$—	$5,988
Policy loans	$987	$987	$—	$987	$980	$980	$—	$980

Liabilities
Investment contracts	$21,874	$20,436	$—	$20,436	$20,123	$19,561	$—	$19,561
Short-term debt	$278	$278	$—	$278	$300	$300	$—	$300
Long-term debt	$707	$1,004	$997	$7	$1,038	$1,323	$1,282	$41

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair value for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2011[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200

[1]	The goodwill balances have not been previously impaired.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Liabilities:
Future policyholder benefits	$1,703	$1,732
Policyholder funds and accumulated dividends	141	142
Policyholder dividends payable	23	24
Policyholder dividend obligation	113	198
Other policy obligations and liabilities	29	32

Total liabilities	$2,009	$2,128

Assets:
Fixed maturity securities, available-for-sale	$1,320	$1,511
Mortgage loans, net of allowance	257	183
Policy loans	157	164
Other assets	93	77

Total assets	$1,827	$1,935

Excess of reported liabilities over assets	182	193

Portion of above representing other comprehensive income:
(Decrease) increase in unrealized gain on fixed maturity securities, available-for-sale	$(92)	$45
Adjustment to policyholder dividend obligation	92	(45)

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$182	$193

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,320	$1,511
Amortized cost	1,235	1,334
Shadow policyholder dividend obligation	(85)	(177)

Net unrealized appreciation	$—	$—

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table summarizes closed block operations for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Revenues:
Premiums	$66	$73	$77
Net investment income	94	98	102
Realized investment gains (losses)	—	1	(3)
Realized losses credited to policyholder benefit obligation	(4)	(5)	(1)

Total revenues	$156	$167	$175

Benefits and expenses:
Policy and contract benefits	$123	$134	$145
Change in future policyholder benefits and interest credited to policyholder accounts	(29)	(27)	(35)
Policyholder dividends	44	50	55
Change in policyholder dividend obligation	3	(8)	(8)
Other expenses	(2)	1	1

Total benefits and expenses	$139	$150	$158

Total revenues, net of benefits and expenses, before federal income tax expense	$17	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$11	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$193	$204	$215
Change during period	(11)	(11)	(11)

End of period	$182	$193	$204

Cumulative closed block earnings from inception through December 31, 2013, 2012 and 2011 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $28 million, $21 million and $23 million as of December 31, 2013, 2012 and 2011, respectively.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year and all other debt instruments as long-term.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
$600 million commercial paper program (0.24% and 0.29%, respectively)	$278	$300

Total short-term debt	$278	$300

In March 2012, NLIC entered into an agreement with the FHLB that allows the Company access to borrow up to $250 million and expires on March 28, 2014. The Company had $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2013. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

In May 2011, NMIC, NFS, and NLIC entered into a $600 million revolving variable rate credit facility upon expiration of its existing facility of the same amount. The new facility matures on May 6, 2015 and is subject to various covenants, as defined in the agreement. NLIC had no amounts outstanding under the facility as of December 31, 2013 and 2012.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2013 and 2012.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to tangible net worth requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2013 and 2012.

The amount of interest paid on short-term debt was immaterial in 2013, 2012 and 2011.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Variable funding surplus note, repaid June 2013	—	297
Other	7	41

Total long-term debt	$707	$1,038

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On December 31, 2010, Olentangy Reinsurance, LLC (Olentangy), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on this surplus note totaling $5 million and $10 million for the years ending December 31, 2013 and 2012, respectively. Any payment of interest or principal on the note requires the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2013, 2012 and 2011. Payments of interest and principal under the notes require the prior approval of the ODI.

(13)	Federal Income Taxes

The following table summarizes the federal income tax expense (benefit) attributable to income (loss) before loss attributable to noncontrolling interests, for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011[1]
Current tax (benefit) expense	$(33)	$(144)	$55
Deferred tax expense (benefit)	346	243	(482)

Total tax expense (benefit)	$313	$99	$(427)

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The following table summarizes how the total federal income tax expense (benefit) differs from the amount computed by applying the U.S. federal income tax rate to income (loss) before loss attributable to noncontrolling interests, for the years ended:

	December 31, 2013		December 31, 2012		December 31, 2011[1]
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax expense (benefit))	$469	35%	$245	35%	$(297)	35%
Dividends received deduction	(112)	(8)%	(75)	(11)%	(99)	12%
Tax credits	(82)	(6)%	(85)	(12)%	(30)	3%
Other, net	38	2%	14	2%	(1)	—%

Total	$313	23%	$99	14%	$(427)	50%

[1]	The balances reflect a change in accounting principle, as described in Note 2.

The Company’s current federal income tax (liability) receivable was $(13) million and $61 million as of December 31, 2013 and 2012, respectively.

Total federal income taxes (refunded) paid were $(107) million, $(95) million and $121 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During 2013 and 2011, the Company recorded a tax benefit of $13 million and $10 million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

As of December 31, 2013, the Company has gross federal net operating loss carryforwards of $797 million, which expire between 2027 and 2028. In addition, the Company has $222 million in low-income-housing credit carryforwards, which expire between 2024 and 2033, $90 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward and $40 million in foreign tax credit carryforwards which expire between 2019 and 2023. The Company expects to fully utilize all carryforwards.

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

(in millions)	December 31, 2013	December 31, 2012
Deferred tax assets:
Future policy benefits and claims	$1,244	$1,295
Derivatives, including embedded derivatives	—	94
Tax credit carryforwards	352	288
Other	845	478

Gross deferred tax assets	$2,441	$2,155

Valuation allowance	(17)	(18)

Net deferred tax assets	2,424	2,137

Deferred tax liabilities:
Deferred policy acquisition costs	$(1,048)	$(874)
Available-for-sale securities	(821)	(1,338)
Derivatives, including embedded derivatives	(600)	—
Other	(255)	(239)

Gross deferred tax liabilities	$(2,724)	$(2,451)

Net deferred tax liability	$(300)	$(314)

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. The valuation allowance was $17 million and $18 million as of December 31, 2013 and 2012, respectively. The change in the valuation allowance for the years ended December 31, 2013 and 2011 was $1 million and $6 million, respectively, while there was no change in the valuation allowance for the year ended December 31, 2012. Based on management’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2013	2012	2011
Balance at beginning of period	$36	$76	$119
Additions for current year tax positions	2	(2)	9
Additions for prior years tax positions	—	25	—
Reductions for prior years tax positions	(2)	(63)	(52)

Balance at end of period	$36	$36	$76

The Company does not anticipate any significant changes to unrecognized tax benefits during the next twelve months.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries are required to prepare statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state department of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2013. Statutory accounting practices focus on insurer solvency and materially differ from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves using different actuarial assumptions, excluding certain assets from statutory admitted assets; and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiary for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Statutory net income (loss)
NLIC	$262	$764	$18
NLAIC	$(103)	$(54)	$(61)

Statutory capital and surplus
NLIC	$3,550	$3,837	$3,591
NLAIC	$534	$311	$302

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding 12 months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2013 and 2011, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2014, NLIC has the ability to pay dividends to NFS totaling $355 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the state of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC and NLAIC each exceeded the minimum RBC requirements for all periods presented herein.

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC and NSC totaling $277 million, $283 million and $241 million, respectively.

50

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion and $3.2 billion as of December 31, 2013 and 2012, respectively. Total revenues from these contracts were $137 million, $140 million and $148 million for the years ended December 31, 2013, 2012 and 2011, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million, $113 million and $122 million for the years ended December 31, 2013, 2012 and 2011, respectively. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2013, 2012 and 2011, the Company made payments to NMIC of $16 million, $15 million and $14 million, respectively. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2013, 2012 and 2011 were $179 million, $161 million and $203 million, respectively, while benefits, claims and expenses ceded during these years were $178 million, $167 million and $212 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2013 and 2012, customer allocations to NFG funds totaled $53.2 billion and $45.0 billion, respectively. For the years ended December 31, 2013, 2012 and 2011, NFG paid the Company $163 million, $144 million and $129 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $228 million and $854 million as of December 31, 2013 and 2012, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $54 million for the years ended December 31, 2013 and 2012 and $64 million for the year ended December 31, 2011.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2013 and 2012, the Company had notes receivable outstanding of $146 million and $126 million, respectively.

51

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. The case is set for trial beginning August 11, 2014. NLIC continues to defend this lawsuit vigorously.

52

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

On November 20, 2007, NRS and NLIC were named in a lawsuit filed in the Circuit Court of Jefferson County, Alabama entitled Ruth A. Gwin and Sandra H. Turner, and a class of similarly situated individuals v Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc., Alabama State Employees Association, PEBCO, Inc. and Fictitious Defendants A to Z. On March 12, 2010, NRS and NLIC were named in a Second Amended Class Action Complaint filed in the Circuit Court of Jefferson County, Alabama entitled Steven E. Coker, Sandra H. Turner, David N. Lichtenstein and a class of similarly situated individuals v. Nationwide Life Insurance Company, Nationwide Retirement Solutions, Inc, Alabama State Employees Association, Inc., PEBCO, Inc. and Fictitious Defendants A to Z claiming to represent a class of all participants in the Alabama State Employees Association, Inc. (“ASEA”) Plan, excluding members of the Deferred Compensation Committee, ASEA’s directors, officers and board members, and PEBCO’s directors, officers and board members. On October 22, 2010, the parties to this action executed a court approved stipulation of settlement that agreed to certify a class for settlement purposes only, that provided for payments to the settlement class, and that provided for releases, certain bar orders, and dismissal of the case. The settlement fund has been paid out. On December 6, 2011, the Court entered an Order that NRS owes indemnification to ASEA and PEBCO for only the Coker (Gwin) class action, and dismissed NLIC. The Company has resolved the indemnification claims of ASEA. On February 15, 2013, the Court issued its Order determining the amount of fees due to PEBCO on its indemnification claim. On March 28, 2013, the Company filed a notice of appeal to the Alabama Supreme Court. The case is fully briefed. NRS continues to defend this case vigorously.

On June 8, 2011, NMIC and NLIC were named in a lawsuit filed in Court of Common Pleas, Cuyahoga County, Ohio entitled Stanley Andrews and Donald C. Clark v. Nationwide Mutual Insurance Company and Nationwide Life Insurance Company. The complaint alleges that NMIC and NLIC have an obligation to review the Social Security Administration Death Master File database for all life insurance policyholders who have at least a 70% probability of being deceased according to actuarial tables. The complaint further alleges that NMIC and NLIC are not conducting such a review. The complaint seeks injunctive relief and declaratory judgment requiring NMIC and NLIC to conduct such a review, and alleges NMIC and NLIC have violated the covenant of good faith and fair dealing and have been unjustly enriched by not having conducted such reviews. The lower court granted Nationwide’s motion to dismiss. Plaintiffs appealed. The Court of Appeals affirmed the dismissal on October 24, 2012. Plaintiffs filed a petition for rehearing en banc on November 5, 2012. The Court of Appeals denied the petition on December 14, 2012. Plaintiffs filed a notice of appeal to the Ohio Supreme Court on January 24, 2013. Nationwide filed its memorandum in opposition to plaintiffs’ petition for jurisdiction to the Ohio Supreme Court on February 27, 2013. The Ohio Supreme Court denied plaintiffs’ petition for review of the decision of the Court of Appeals on April 24, 2013. Plaintiffs’ time to file a petition for writ of certiorari to the U.S. Supreme Court has expired, concluding this matter.

In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of nearly $3.0 billion in assets from all the named defendants including NLIC and NMIC. This litigation arises from two collateralized debt obligation transactions, 801 Grand and Alta, which resulted in payments to NLIC and NMIC after the Plaintiff and its parent company, Lehman Brothers Holding, Inc. filed for bankruptcy in 2008. This triggered an early termination of the above transactions. The Plaintiff seeks to have sums returned to the bankruptcy estate in addition to prejudgment interest and costs. The case is currently stayed. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and has served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC have responded, and are currently taking part in the ADR process. Mediation was scheduled for and proceeded on December 13, 2013, but the parties reached an impasse. On January 10, 2014, Lehman filed another motion to extend the stay for a final four month period. After a hearing, the court extended the stay to the later of (a) May 20, 2014 or (b) 30 days after the court enters a scheduling order governing the Distributed Action. The parties are negotiating the proposed scheduling order for the conduct of the Distributed Action litigation, which will be finalized by March 24, 2014.

53

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

(in millions)	December 31, 2013	December 31, 2012	December 31, 2011
Premiums
Direct	$1,015	$890	$832
Assumed from other companies	—	—	—
Ceded to other companies	(291)	(255)	(301)

Net	$724	$635	$531

Life, accident and health insurance in force
Direct	$228,095	$216,002	$209,732
Assumed from other companies	6	5	5
Ceded to other companies	(58,310)	(59,895)	(60,499)

Net	$169,791	$156,112	$149,238

Total amounts recoverable under reinsurance contracts totaled $675 million, $684 million and $704 million as of December 31, 2013, 2012 and 2011, respectively.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

54

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

Individual Products and Solutions-Annuity

The Individual Products & Solutions-Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions-Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans businesses. The private sector primarily includes Internal Revenue Code (“IRC”) Section 401 fixed and variable group annuity business, and the public sector primarily includes IRC Section 457 and Section 401(a) business in the form of full-service arrangements that provide plan administration and fixed and variable group annuities as well as administration-only business. The Retirement Plan segment also includes managed account services and stable value wrap products.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions-Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products; traditional life insurance products; fixed universal life insurance products; and indexed universal life products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions-Annuity segment and other revenues and expenses not allocated to other segments.

55

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	791	791
Other revenues[2]	(109)	—	—	13	(96)

Total revenues	$1,874	$844	$1,553	$846	$5,117

Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	688	—	636	30	1,354
Policyholder dividends	—	—	61	(2)	59
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	303	151	284	184	922

Total benefits and expenses	$1,553	$622	$1,319	$282	$3,776

Income before federal income taxes and noncontrolling interests	$321	$222	$234	$564	$1,341

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(791)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$321	$222	$234	$(75)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

56

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	428	428
Other revenues[2]	(124)	—	—	22	(102)

Total revenues	$1,660	$830	$1,485	$481	$4,456

Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	595	—	589	43	1,227
Policyholder dividends	—	—	57	(3)	54
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	285	163	250	165	863

Total benefits and expenses	$1,440	$634	$1,245	$438	$3,757

Income before federal income taxes and noncontrolling interests	$220	$196	$240	$43	$699

Less: non-operating net realized investment gains, net of other-than-temporary impairment losses[1]	—	—	—	(428)
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$220	$196	$240	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.

57

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to Consolidated Financial Statements, Continued

December 31, 2013, 2012 and 2011

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions-Life and NBSG	Corporate and Other	Total
December 31, 2011[3]
Revenues:
Policy charges	$781	$96	$629	$—	$1,506
Premiums	234	—	272	25	531
Net investment income	527	715	531	71	1,844
Non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	(1,613)	(1,613)
Other revenues[2]	(59)	—	—	(1)	(60)

Total revenues	$1,483	$811	$1,432	$(1,518)	$2,208

Benefits and expenses:
Interest credited to policyholder accounts	$374	$441	$198	$20	$1,033
Benefits and claims	476	—	577	9	1,062
Policyholder dividends	—	—	67	—	67
Amortization of DAC	80	11	75	(101)	65
Other expenses, net of deferrals	269	166	235	160	830

Total benefits and expenses	$1,199	$618	$1,152	$88	$3,057

Income (loss) before federal income taxes and noncontrolling interests	$284	$193	$280	$(1,606)	$(849)

Less: non-operating net realized investment losses, net of other-than-temporary impairment losses[1]	—	—	—	1,613
Less: adjustment to amortization of DAC and other related to net realized investment gains and losses	—	—	—	(115)
Less: net loss attributable to noncontrolling interest	—	—	—	56

Pre-tax operating earnings (loss)	$284	$193	$280	$(52)

Assets as of year end	$57,741	$25,114	$22,503	$6,628	$111,986

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.
[3]	The balances reflect a change in accounting principle, as described in Note 2.

58

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2013 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$484	$561	$561
Obligations of states, political subdivisions and foreign governments	1,892	1,963	1,963
Public utilities	2,616	2,759	2,759
All other corporate, mortgage-backed and asset-backed securities	26,010	26,966	26,966

Total fixed maturity securities, available-for-sale	$31,002	$32,249	$32,249

Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$14	$14
Nonredeemable preferred stocks	—	10	10

Total equity securities, available-for-sale	$6	$24	$24

Trading assets	30	31	31
Mortgage loans, net of allowance	6,376		6,341	[1]
Policy loans	987		987
Other investments	712		712
Short-term investments	411		411

Total investments	$39,524		$40,755

[1]	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

59

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III Supplementary Insurance Information

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[3]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

2011
IPS - Annuity	$2,232	$12,550			$234
Retirement Plans	172	12,638			—
IPS - Life and NBSG	1,421	9,338			297
Corporate and Other	(338)	726			—

Total	$3,487	$35,252			$531

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs[3]	Other operating expenses[2,3]	Premiums written
2013
IPS - Annuity	$546	$1,065	$185	$303
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	910	125	284
Corporate and Other	16	32	66	184

Total	$1,849	$2,480	$374	$922

2012
IPS - Annuity	$551	$970	$185	$285
Retirement Plans	736	457	14	163
IPS - Life and NBSG	536	868	150	255
Corporate and Other	2	24	226	160

Total	$1,825	$2,319	$575	$863

2011
IPS - Annuity	$527	$850	$80	$269
Retirement Plans	715	441	11	166
IPS - Life and NBSG	533	863	75	238
Corporate and Other	69	8	(101)	157

Total	$1,844	$2,162	$65	$830

[1]	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
[2]	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.
[3]	The 2011 balances reflect a change in accounting principle, as described in Note 2.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

60

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV Reinsurance

As of December 31, 2013, 2012 and 2011 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2013

Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—

Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012

Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—

Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

2011

Life, accident and health insurance in force	$209,732	$(60,499)	$5	$149,238	—

Premiums:
Life insurance[1]	$596	$(65)	$—	$531	—
Accident and health insurance	236	(236)	—	—	—

Total	$832	$(301)	$—	$531	—

[1]	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

61

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V Valuation and Qualifying Accounts

Years ended December 31, 2013, 2012 and 2011 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

2011
Valuation allowances - mortgage loans	$96	$25	$—	$61	$60

[1]	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

62

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2013.
Statement of Operations for the year ended December 31, 2013.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2013 and 2012.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2013, 2012 and 2011.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2013, 2012 and 2011.
Consolidated Balance Sheets as of December 31, 2013 and 2012.
Consolidated Statements of Changes in Equity as of December 31, 2013, 2012 and 2011.
Consolidated Statements of Cash Flows for the years ended December 31, 2013, 2012 and 2011.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Post-Effective Amendment No. 3 on April 16, 2009 (File No. 333-140812) as Exhibit 1 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 4 and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5 and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Fund Participation Agreements.
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(3)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, dated May 1, 1988, under document "fidifpa99h5.htm".
(4)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(5)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(6)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document "frankfpa99h8.htm".
(7)	Amended and Restated Fund Participation Agreement with MFS Variable Insurance Trust and Massachusetts Financial Services Company, dated February 1, 2003, as amended, under document "mfsfpa99h11.htm".
(8)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(9)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document "univfpa99h16.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(10)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(11)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(12)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(13)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(14)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(15)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(16)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document "pioneerfpa.htm".
(17)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with pre-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(18)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 under document "rydexfundpartagreement.htm".

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.
(19)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, under document "sbl_fpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(21)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(23)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document "profundfpa.htm".
The following Fund Participation Agreement was previously filed on April 20, 2012 with post-effective amendment number 10 of registration statement (333-140812) under Exhibit 24(b), and is hereby incorporated by reference.
(24)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012, as document "direxionfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 11 of registration statement (333-140812) under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreements are attached hereto.
(26)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc., dated October 10, 2013.
(27)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC, dated October 11, 2013.
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectus.
(9)	Opinion of Counsel - Filed with Initial Registration Statement on February 21, 2007 (File No. 333-140812) as Exhibit 5, and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm - Attached hereto.
(11)	Not Applicable.
(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President-Government Relations	Steven M. English
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Business Transformation Office	Mark A. Gaetano
Senior Vice President-Chief Claims Officer	David A. Bano
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Economist	David W. Berson
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-Chief Financial Officer-Property and Casualty	Michael P. Leach
Senior Vice President-Chief Risk Officer	Michael W. Mahaffey
Senior Vice President-CIO Allied Group	Daniel G. Greteman
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO IT Infrastructure	Gregory S. Moran
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-Controller	James D. Benson
Senior Vice President-Corporate Strategy	Katherine M. Liebel
Senior Vice President-Deputy General Counsel	Sandra L. Neely
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Enterprise Chief Technology Officer	Guruprasad C. Vasudeva
Senior Vice President-Field Operations EC	Amy T. Shore
Senior Vice President-Field Operations IC	Thomas E. Clark
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Internal Audit	Kai V. Monahan
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Finance & Head of Sourcing	Andrew Walker
Senior Vice President-IT Strategic Initiatives	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-Corporate Marketing	William J. Burke
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-NW Retirement Plans	Anne L. Arvia
Senior Vice President-Personal Lines Product Management	Eric E. Smith
Senior Vice President-PCIO Sales Support	Melissa D. Gutierrez
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Talent, Div & Org Effect	Terri L Forgy
Senior Vice President-Trial Division	Peter J. Hersha
Vice President-Corporate Governance and Secretary	Robert W. Horner, III
Director	Stephen S. Rasmussen

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 1, 2014, was 292 and 511 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-D
Multi-Flex Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account	Nationwide VLI Separate Account-2
Nationwide Variable Account-II	Nationwide VLI Separate Account-3
Nationwide Variable Account-3	Nationwide VLI Separate Account-4
Nationwide Variable Account-4	Nationwide VLI Separate Account-5
Nationwide Variable Account-5	Nationwide VLI Separate Account-6
Nationwide Variable Account-6	Nationwide VLI Separate Account-7
Nationwide Variable Account-7	Nationwide VL Separate Account-A
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President, Treasurer and Director	Keith L. Sheridan
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-Finance Operations and Assistant Treasurer	Terry C. Smetzer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Jerry L. Greene
Director	John L. Carter
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2014.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2014.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact